Vanguard® Total Bond Market II Index Fund
Schedule of Investments (unaudited)
As of September 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (64.2%)
U.S. Government Securities (42.8%)
United States Treasury Note/Bond	0.125%	6/30/22	21,880	21,887
United States Treasury Note/Bond	0.125%	7/31/22	30,856	30,866
United States Treasury Note/Bond	1.500%	8/15/22	115,753	117,182
United States Treasury Note/Bond	0.125%	8/31/22	331,745	331,849
United States Treasury Note/Bond	1.625%	8/31/22	133,035	134,885
United States Treasury Note/Bond	1.500%	9/15/22	583,810	591,655
United States Treasury Note/Bond	0.125%	9/30/22	55,072	55,089
United States Treasury Note/Bond	1.750%	9/30/22	8,173	8,307
United States Treasury Note/Bond	1.375%	10/15/22	447,361	453,233
United States Treasury Note/Bond	0.125%	10/31/22	325,760	325,862
United States Treasury Note/Bond	1.875%	10/31/22	317,955	324,016
United States Treasury Note/Bond	2.000%	10/31/22	320,049	326,600
United States Treasury Note/Bond	1.625%	11/15/22	576,460	586,188
United States Treasury Note/Bond	0.125%	11/30/22	467,365	467,292
United States Treasury Note/Bond	2.000%	11/30/22	593,275	606,253
United States Treasury Note/Bond	1.625%	12/15/22	914,345	930,775
United States Treasury Note/Bond	0.125%	12/31/22	318,847	318,797
United States Treasury Note/Bond	2.125%	12/31/22	583,086	597,481
United States Treasury Note/Bond	1.500%	1/15/23	9,420	9,583
United States Treasury Note/Bond	0.125%	1/31/23	642,113	641,912
United States Treasury Note/Bond	1.750%	1/31/23	279,340	285,232
United States Treasury Note/Bond	2.375%	1/31/23	81,440	83,845
United States Treasury Note/Bond	1.375%	2/15/23	100,000	101,656
United States Treasury Note/Bond	2.000%	2/15/23	375,850	385,305
United States Treasury Note/Bond	0.125%	2/28/23	225,722	225,581
United States Treasury Note/Bond	1.500%	2/28/23	247,637	252,280
United States Treasury Note/Bond	2.625%	2/28/23	78,204	80,904
United States Treasury Note/Bond	0.500%	3/15/23	633,593	636,563
United States Treasury Note/Bond	0.125%	3/31/23	232,901	232,683
United States Treasury Note/Bond	1.500%	3/31/23	100,115	102,086
United States Treasury Note/Bond	2.500%	3/31/23	341,565	353,360
United States Treasury Note/Bond	0.250%	4/15/23	603,380	603,851
United States Treasury Note/Bond	0.125%	4/30/23	142,091	141,913
United States Treasury Note/Bond	1.625%	4/30/23	151,271	154,651
United States Treasury Note/Bond	0.125%	5/15/23	766,645	765,567
United States Treasury Note/Bond	1.750%	5/15/23	124,775	127,894
United States Treasury Note/Bond	0.125%	5/31/23	24,390	24,352
United States Treasury Note/Bond	1.625%	5/31/23	122,505	125,357
United States Treasury Note/Bond	0.250%	6/15/23	417,255	417,385
United States Treasury Note/Bond	0.125%	6/30/23	626,696	625,619
United States Treasury Note/Bond	1.375%	6/30/23	254,587	259,679

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.625%	6/30/23	191,146	199,120
	United States Treasury Note/Bond	0.125%	7/15/23	357,552	356,826
	United States Treasury Note/Bond	0.125%	7/31/23	645,689	644,277
	United States Treasury Note/Bond	1.250%	7/31/23	133,182	135,617
	United States Treasury Note/Bond	2.750%	7/31/23	86,268	90,204
	United States Treasury Note/Bond	0.125%	8/15/23	510,180	508,984
	United States Treasury Note/Bond	2.500%	8/15/23	209,285	218,049
	United States Treasury Note/Bond	0.125%	8/31/23	229,710	229,100
	United States Treasury Note/Bond	1.375%	8/31/23	344,995	352,272
	United States Treasury Note/Bond	2.750%	8/31/23	50,000	52,367
	United States Treasury Note/Bond	0.125%	9/15/23	477,215	475,798
	United States Treasury Note/Bond	0.250%	9/30/23	85,108	85,041
	United States Treasury Note/Bond	1.375%	9/30/23	152,840	156,160
	United States Treasury Note/Bond	0.125%	10/15/23	1,005,354	1,001,898
	United States Treasury Note/Bond	1.625%	10/31/23	100,000	102,719
	United States Treasury Note/Bond	2.875%	10/31/23	114,000	120,074
	United States Treasury Note/Bond	0.250%	11/15/23	818,010	816,860
	United States Treasury Note/Bond	2.750%	11/15/23	349,215	367,221
	United States Treasury Note/Bond	2.125%	11/30/23	182,625	189,730
	United States Treasury Note/Bond	2.875%	11/30/23	197,846	208,728
	United States Treasury Note/Bond	0.125%	12/15/23	1,412,920	1,406,297
	United States Treasury Note/Bond	2.250%	12/31/23	140,863	146,894
	United States Treasury Note/Bond	2.625%	12/31/23	1,015,123	1,066,831
	United States Treasury Note/Bond	0.125%	1/15/24	1,394,478	1,387,070
	United States Treasury Note/Bond	2.250%	1/31/24	217,225	226,763
	United States Treasury Note/Bond	2.500%	1/31/24	686,069	720,158
	United States Treasury Note/Bond	0.125%	2/15/24	1,209,475	1,202,672
	United States Treasury Note/Bond	2.750%	2/15/24	270,399	285,651
	United States Treasury Note/Bond	2.125%	2/29/24	153,000	159,407
	United States Treasury Note/Bond	2.375%	2/29/24	298,197	312,455
[1]	United States Treasury Note/Bond	0.250%	3/15/24	1,905,856	1,899,305
	United States Treasury Note/Bond	2.125%	3/31/24	708,094	738,299
	United States Treasury Note/Bond	0.375%	4/15/24	882,208	881,381
	United States Treasury Note/Bond	2.000%	4/30/24	280,940	292,353
	United States Treasury Note/Bond	2.250%	4/30/24	314,542	329,286
	United States Treasury Note/Bond	0.250%	5/15/24	1,005,075	1,000,207
	United States Treasury Note/Bond	2.500%	5/15/24	366,753	386,581
	United States Treasury Note/Bond	2.000%	5/31/24	268,571	279,608
	United States Treasury Note/Bond	0.250%	6/15/24	675,922	672,120
	United States Treasury Note/Bond	1.750%	6/30/24	355,810	368,375
	United States Treasury Note/Bond	2.000%	6/30/24	230,940	240,647
	United States Treasury Note/Bond	0.375%	7/15/24	821,835	819,524
	United States Treasury Note/Bond	1.750%	7/31/24	202,500	209,777
	United States Treasury Note/Bond	2.125%	7/31/24	195,665	204,715
	United States Treasury Note/Bond	0.375%	8/15/24	1,075,185	1,071,489
	United States Treasury Note/Bond	2.375%	8/15/24	659,320	694,758
	United States Treasury Note/Bond	1.250%	8/31/24	75,000	76,629
	United States Treasury Note/Bond	1.875%	8/31/24	243,460	253,122
	United States Treasury Note/Bond	0.375%	9/15/24	1,019,425	1,014,965
	United States Treasury Note/Bond	1.500%	9/30/24	396,425	408,070
	United States Treasury Note/Bond	2.125%	9/30/24	248,720	260,573
	United States Treasury Note/Bond	1.500%	10/31/24	76,061	78,295
	United States Treasury Note/Bond	2.250%	10/31/24	359,393	378,149
	United States Treasury Note/Bond	2.250%	11/15/24	483,372	508,900
	United States Treasury Note/Bond	1.500%	11/30/24	702,564	723,202
	United States Treasury Note/Bond	2.125%	11/30/24	141,200	148,106
	United States Treasury Note/Bond	1.750%	12/31/24	40,235	41,750
	United States Treasury Note/Bond	2.250%	12/31/24	285,467	300,722

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.500%	1/31/25	262,225	278,614
	United States Treasury Note/Bond	2.000%	2/15/25	212,509	222,271
	United States Treasury Note/Bond	1.125%	2/28/25	1,033,810	1,050,933
	United States Treasury Note/Bond	2.750%	2/28/25	333,477	357,341
	United States Treasury Note/Bond	0.500%	3/31/25	1,007,989	1,002,634
	United States Treasury Note/Bond	0.375%	4/30/25	603,909	597,304
	United States Treasury Note/Bond	2.875%	4/30/25	267,029	287,723
	United States Treasury Note/Bond	2.125%	5/15/25	256,221	269,352
	United States Treasury Note/Bond	0.250%	5/31/25	481,780	473,725
	United States Treasury Note/Bond	2.875%	5/31/25	174,085	187,740
	United States Treasury Note/Bond	0.250%	6/30/25	441,568	433,703
	United States Treasury Note/Bond	2.750%	6/30/25	179,285	192,675
	United States Treasury Note/Bond	0.250%	7/31/25	480,550	471,389
	United States Treasury Note/Bond	2.875%	7/31/25	233,510	252,264
	United States Treasury Note/Bond	2.000%	8/15/25	189,083	198,034
	United States Treasury Note/Bond	6.875%	8/15/25	40,840	50,348
	United States Treasury Note/Bond	0.250%	8/31/25	466,895	457,411
	United States Treasury Note/Bond	2.750%	8/31/25	186,630	200,861
	United States Treasury Note/Bond	0.250%	9/30/25	407,661	398,998
	United States Treasury Note/Bond	0.250%	10/31/25	683,693	668,096
	United States Treasury Note/Bond	2.250%	11/15/25	434,690	459,821
	United States Treasury Note/Bond	0.375%	11/30/25	822,280	806,605
	United States Treasury Note/Bond	2.875%	11/30/25	416,497	451,379
	United States Treasury Note/Bond	0.375%	12/31/25	304,190	298,106
	United States Treasury Note/Bond	0.375%	1/31/26	813,300	795,890
	United States Treasury Note/Bond	1.625%	2/15/26	534,932	551,983
	United States Treasury Note/Bond	0.500%	2/28/26	726,471	714,212
	United States Treasury Note/Bond	2.500%	2/28/26	384,057	411,121
	United States Treasury Note/Bond	0.750%	3/31/26	704,584	699,740
	United States Treasury Note/Bond	2.250%	3/31/26	287,794	304,927
	United States Treasury Note/Bond	0.750%	4/30/26	311,694	309,356
	United States Treasury Note/Bond	2.375%	4/30/26	160,000	170,500
	United States Treasury Note/Bond	1.625%	5/15/26	519,377	535,770
	United States Treasury Note/Bond	0.750%	5/31/26	431,045	427,408
	United States Treasury Note/Bond	2.125%	5/31/26	238,579	251,626
	United States Treasury Note/Bond	0.875%	6/30/26	464,552	462,883
	United States Treasury Note/Bond	1.875%	6/30/26	283,440	295,752
	United States Treasury Note/Bond	0.625%	7/31/26	814,787	801,801
	United States Treasury Note/Bond	1.875%	7/31/26	282,000	294,338
	United States Treasury Note/Bond	1.500%	8/15/26	634,832	650,901
	United States Treasury Note/Bond	6.750%	8/15/26	8,800	11,217
	United States Treasury Note/Bond	0.750%	8/31/26	88,809	87,865
	United States Treasury Note/Bond	1.375%	8/31/26	240,805	245,433
	United States Treasury Note/Bond	0.875%	9/30/26	186,320	185,330
	United States Treasury Note/Bond	1.625%	9/30/26	56,188	57,944
	United States Treasury Note/Bond	1.625%	10/31/26	346,480	357,199
	United States Treasury Note/Bond	2.000%	11/15/26	366,562	384,718
	United States Treasury Note/Bond	6.500%	11/15/26	36,215	46,135
	United States Treasury Note/Bond	1.625%	11/30/26	180,570	186,156
	United States Treasury Note/Bond	1.750%	12/31/26	361,253	374,687
	United States Treasury Note/Bond	1.500%	1/31/27	21,190	21,693
	United States Treasury Note/Bond	2.250%	2/15/27	16,056	17,057
	United States Treasury Note/Bond	6.625%	2/15/27	39,650	51,161
	United States Treasury Note/Bond	1.125%	2/28/27	772,870	775,527
	United States Treasury Note/Bond	0.625%	3/31/27	623,965	609,048
[1]	United States Treasury Note/Bond	0.500%	4/30/27	1,308,350	1,266,033
	United States Treasury Note/Bond	2.375%	5/15/27	43,030	46,035
	United States Treasury Note/Bond	0.500%	5/31/27	586,412	566,621

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	0.500%	6/30/27	608,125	587,031
	United States Treasury Note/Bond	0.375%	7/31/27	743,115	711,417
	United States Treasury Note/Bond	2.250%	8/15/27	342,539	364,162
	United States Treasury Note/Bond	6.375%	8/15/27	6,850	8,896
	United States Treasury Note/Bond	0.500%	8/31/27	569,230	547,884
	United States Treasury Note/Bond	0.375%	9/30/27	554,655	529,349
	United States Treasury Note/Bond	0.500%	10/31/27	1,008,957	968,441
	United States Treasury Note/Bond	2.250%	11/15/27	192,761	204,989
	United States Treasury Note/Bond	6.125%	11/15/27	55,808	72,175
	United States Treasury Note/Bond	0.625%	11/30/27	1,040,670	1,005,222
	United States Treasury Note/Bond	0.625%	12/31/27	1,040,335	1,003,923
	United States Treasury Note/Bond	0.750%	1/31/28	1,213,165	1,178,097
	United States Treasury Note/Bond	2.750%	2/15/28	182,470	199,691
	United States Treasury Note/Bond	1.125%	2/29/28	786,310	781,518
	United States Treasury Note/Bond	1.250%	3/31/28	1,250,894	1,251,285
	United States Treasury Note/Bond	1.250%	4/30/28	789,609	789,362
	United States Treasury Note/Bond	2.875%	5/15/28	181,973	200,795
	United States Treasury Note/Bond	1.250%	5/31/28	751,770	750,830
	United States Treasury Note/Bond	1.250%	6/30/28	744,896	743,267
	United States Treasury Note/Bond	1.000%	7/31/28	734,818	720,696
	United States Treasury Note/Bond	2.875%	8/15/28	442,152	488,578
	United States Treasury Note/Bond	5.500%	8/15/28	45,575	58,229
	United States Treasury Note/Bond	1.125%	8/31/28	831,880	822,131
	United States Treasury Note/Bond	1.250%	9/30/28	457,235	455,377
	United States Treasury Note/Bond	3.125%	11/15/28	280,130	314,796
[1]	United States Treasury Note/Bond	5.250%	11/15/28	76,342	96,942
	United States Treasury Note/Bond	2.625%	2/15/29	76,983	83,960
	United States Treasury Note/Bond	5.250%	2/15/29	52,279	66,672
	United States Treasury Note/Bond	1.625%	8/15/29	102,706	104,632
	United States Treasury Note/Bond	6.125%	8/15/29	37,930	51,502
	United States Treasury Note/Bond	1.750%	11/15/29	150,000	154,172
	United States Treasury Note/Bond	1.500%	2/15/30	808,597	813,904
	United States Treasury Note/Bond	0.625%	5/15/30	855,552	798,738
	United States Treasury Note/Bond	6.250%	5/15/30	114,435	159,530
	United States Treasury Note/Bond	0.625%	8/15/30	874,646	813,968
	United States Treasury Note/Bond	0.875%	11/15/30	1,187,583	1,127,462
	United States Treasury Note/Bond	1.125%	2/15/31	1,328,790	1,287,265
	United States Treasury Note/Bond	5.375%	2/15/31	128,675	173,108
	United States Treasury Note/Bond	1.625%	5/15/31	1,208,824	1,223,179
	United States Treasury Note/Bond	1.250%	8/15/31	675,318	659,068
[1]	United States Treasury Note/Bond	4.500%	2/15/36	148,843	203,310
	United States Treasury Note/Bond	4.750%	2/15/37	138,500	195,437
	United States Treasury Note/Bond	5.000%	5/15/37	137,327	198,931
	United States Treasury Note/Bond	4.375%	2/15/38	204,635	279,966
	United States Treasury Note/Bond	4.500%	5/15/38	83,579	116,070
	United States Treasury Note/Bond	3.500%	2/15/39	73,194	91,184
	United States Treasury Note/Bond	4.250%	5/15/39	117,867	160,557
	United States Treasury Note/Bond	4.500%	8/15/39	100,656	141,296
[1]	United States Treasury Note/Bond	4.375%	11/15/39	130,905	181,344
	United States Treasury Note/Bond	4.625%	2/15/40	84,805	121,192
	United States Treasury Note/Bond	1.125%	5/15/40	453,410	391,916
	United States Treasury Note/Bond	4.375%	5/15/40	109,320	152,091
	United States Treasury Note/Bond	1.125%	8/15/40	453,110	390,099
	United States Treasury Note/Bond	3.875%	8/15/40	140,325	183,935
	United States Treasury Note/Bond	1.375%	11/15/40	607,870	546,133
	United States Treasury Note/Bond	4.250%	11/15/40	141,854	194,916
	United States Treasury Note/Bond	1.875%	2/15/41	605,551	592,494
	United States Treasury Note/Bond	4.750%	2/15/41	78,692	114,964

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.250%	5/15/41	741,641	771,422
	United States Treasury Note/Bond	4.375%	5/15/41	117,000	163,837
	United States Treasury Note/Bond	1.750%	8/15/41	339,290	324,446
	United States Treasury Note/Bond	3.750%	8/15/41	120,310	155,914
	United States Treasury Note/Bond	3.125%	11/15/41	138,056	164,416
	United States Treasury Note/Bond	3.125%	2/15/42	153,742	183,361
	United States Treasury Note/Bond	3.000%	5/15/42	138,000	161,374
	United States Treasury Note/Bond	2.750%	8/15/42	172,528	194,121
[1]	United States Treasury Note/Bond	2.750%	11/15/42	243,319	273,582
	United States Treasury Note/Bond	3.125%	2/15/43	264,159	314,721
	United States Treasury Note/Bond	2.875%	5/15/43	365,700	419,641
	United States Treasury Note/Bond	3.625%	8/15/43	290,652	373,033
	United States Treasury Note/Bond	3.750%	11/15/43	252,806	330,662
	United States Treasury Note/Bond	3.625%	2/15/44	373,494	480,641
	United States Treasury Note/Bond	3.375%	5/15/44	314,400	390,740
	United States Treasury Note/Bond	3.125%	8/15/44	331,149	396,241
	United States Treasury Note/Bond	3.000%	11/15/44	310,089	363,967
	United States Treasury Note/Bond	2.500%	2/15/45	369,882	399,473
	United States Treasury Note/Bond	3.000%	5/15/45	429,154	504,926
	United States Treasury Note/Bond	2.875%	8/15/45	405,506	467,599
	United States Treasury Note/Bond	3.000%	11/15/45	147,327	173,662
	United States Treasury Note/Bond	2.500%	2/15/46	352,758	381,530
	United States Treasury Note/Bond	2.500%	5/15/46	356,638	385,949
	United States Treasury Note/Bond	2.250%	8/15/46	273,743	282,725
	United States Treasury Note/Bond	2.875%	11/15/46	289,675	335,525
	United States Treasury Note/Bond	3.000%	2/15/47	325,099	385,293
	United States Treasury Note/Bond	3.000%	5/15/47	217,051	257,545
	United States Treasury Note/Bond	2.750%	8/15/47	265,418	301,374
	United States Treasury Note/Bond	2.750%	11/15/47	310,732	353,215
	United States Treasury Note/Bond	3.000%	2/15/48	375,470	446,575
	United States Treasury Note/Bond	3.125%	5/15/48	411,233	500,548
	United States Treasury Note/Bond	3.000%	8/15/48	454,182	541,328
	United States Treasury Note/Bond	3.375%	11/15/48	336,303	428,576
	United States Treasury Note/Bond	3.000%	2/15/49	312,173	373,242
	United States Treasury Note/Bond	2.875%	5/15/49	463,731	542,710
	United States Treasury Note/Bond	2.250%	8/15/49	354,020	367,075
	United States Treasury Note/Bond	2.375%	11/15/49	240,699	256,344
	United States Treasury Note/Bond	2.000%	2/15/50	471,024	462,781
	United States Treasury Note/Bond	1.250%	5/15/50	638,574	522,533
	United States Treasury Note/Bond	1.375%	8/15/50	631,075	532,765
	United States Treasury Note/Bond	1.625%	11/15/50	715,335	642,907
	United States Treasury Note/Bond	1.875%	2/15/51	946,990	903,488
	United States Treasury Note/Bond	2.375%	5/15/51	759,200	810,446
	United States Treasury Note/Bond	2.000%	8/15/51	808,965	795,187
					107,852,538
Agency Bonds and Notes (1.2%)
[2]	AID-Israel	5.500%	9/18/23	6,500	7,154
[2]	AID-Israel	5.500%	12/4/23	7,002	7,775
[2]	AID-Israel	5.500%	4/26/24	5,575	6,285
[2]	AID-Israel	5.500%	9/18/33	5,150	7,167
[2]	AID-Jordan	3.000%	6/30/25	4,325	4,675
	Federal Farm Credit Banks	0.125%	11/23/22	24,000	23,991
	Federal Farm Credit Banks	0.125%	2/3/23	20,870	20,849
	Federal Farm Credit Banks	0.125%	4/13/23	53,200	53,123
	Federal Farm Credit Banks	0.125%	5/10/23	25,675	25,632
	Federal Farm Credit Banks	1.770%	6/26/23	6,300	6,467
	Federal Farm Credit Banks	3.500%	12/20/23	5,100	5,455
	Federal Farm Credit Banks	0.250%	2/26/24	22,350	22,278

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Federal Home Loan Banks	2.000%	9/9/22	11,665	11,869
	Federal Home Loan Banks	0.125%	10/21/22	42,250	42,239
	Federal Home Loan Banks	1.375%	2/17/23	40,000	40,647
	Federal Home Loan Banks	2.125%	3/10/23	28,800	29,594
	Federal Home Loan Banks	0.125%	3/17/23	30,300	30,263
	Federal Home Loan Banks	0.125%	6/2/23	42,500	42,419
	Federal Home Loan Banks	0.125%	8/28/23	31,075	30,993
	Federal Home Loan Banks	2.500%	2/13/24	44,590	46,810
	Federal Home Loan Banks	2.875%	6/14/24	200	213
	Federal Home Loan Banks	1.500%	8/15/24	19,940	20,505
	Federal Home Loan Banks	5.375%	8/15/24	1,585	1,805
	Federal Home Loan Banks	2.875%	9/13/24	1,000	1,069
	Federal Home Loan Banks	0.500%	4/14/25	39,015	38,791
	Federal Home Loan Banks	0.375%	9/4/25	8,000	7,861
	Federal Home Loan Banks	3.250%	6/9/28	19,510	21,898
	Federal Home Loan Banks	3.250%	11/16/28	62,745	70,858
	Federal Home Loan Banks	5.500%	7/15/36	21,150	30,795
[4]	Federal Home Loan Mortgage Corp.	0.375%	4/20/23	38,000	38,092
[4]	Federal Home Loan Mortgage Corp.	0.375%	5/5/23	34,000	34,079
[3,4]	Federal Home Loan Mortgage Corp.	2.750%	6/19/23	42,650	44,483
[4]	Federal Home Loan Mortgage Corp.	0.250%	6/26/23	42,000	42,008
[4]	Federal Home Loan Mortgage Corp.	0.250%	8/24/23	52,625	52,611
[4]	Federal Home Loan Mortgage Corp.	0.250%	9/8/23	48,000	47,968
[4]	Federal Home Loan Mortgage Corp.	0.125%	10/16/23	34,910	34,783
[4]	Federal Home Loan Mortgage Corp.	0.250%	11/6/23	86,460	86,326
[4]	Federal Home Loan Mortgage Corp.	0.250%	12/4/23	60,000	59,877
[4]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	60,000	61,787
[3,4]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	54,000	53,173
[4]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	108,000	106,314
[3,4]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	15,573	22,035
[4]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	35,401	51,250
[4]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	40,678	58,984
[4]	Federal National Mortgage Assn.	1.375%	9/6/22	15,115	15,289
[4]	Federal National Mortgage Assn.	2.000%	10/5/22	69,818	71,123
[4]	Federal National Mortgage Assn.	2.375%	1/19/23	25,381	26,101
[4]	Federal National Mortgage Assn.	0.250%	5/22/23	30,000	30,010
[4]	Federal National Mortgage Assn.	0.250%	7/10/23	30,000	30,003
[4]	Federal National Mortgage Assn.	2.875%	9/12/23	50,000	52,513
[4]	Federal National Mortgage Assn.	0.250%	11/27/23	69,000	68,890
[4]	Federal National Mortgage Assn.	2.500%	2/5/24	45,214	47,444
[4]	Federal National Mortgage Assn.	1.750%	7/2/24	41,103	42,512
[4]	Federal National Mortgage Assn.	2.625%	9/6/24	8,755	9,289
[4]	Federal National Mortgage Assn.	1.625%	10/15/24	38,890	40,155
[4]	Federal National Mortgage Assn.	1.625%	1/7/25	43,250	44,690
[4]	Federal National Mortgage Assn.	0.625%	4/22/25	2,200	2,197
[4]	Federal National Mortgage Assn.	0.500%	6/17/25	26,000	25,806
[4]	Federal National Mortgage Assn.	0.375%	8/25/25	86,500	85,209
[4]	Federal National Mortgage Assn.	0.500%	11/7/25	101,800	100,310
[4]	Federal National Mortgage Assn.	2.125%	4/24/26	42,302	44,567
[4]	Federal National Mortgage Assn.	1.875%	9/24/26	30,435	31,750
[4]	Federal National Mortgage Assn.	0.750%	10/8/27	98,290	95,555
[4]	Federal National Mortgage Assn.	6.250%	5/15/29	43,526	58,621
[4]	Federal National Mortgage Assn.	7.125%	1/15/30	17,956	25,829
[4]	Federal National Mortgage Assn.	7.250%	5/15/30	44,920	65,630
[4]	Federal National Mortgage Assn.	0.875%	8/5/30	121,835	115,030
[4]	Federal National Mortgage Assn.	6.625%	11/15/30	55,935	79,858
[4]	Federal National Mortgage Assn.	5.625%	7/15/37	3,396	5,104
[4]	Federal National Mortgage Assn.	6.210%	8/6/38	300	474

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Private Export Funding Corp.	2.050%	11/15/22	15,525	15,805
[3]	Private Export Funding Corp.	3.550%	1/15/24	16,425	17,527
[3]	Private Export Funding Corp.	2.450%	7/15/24	4,955	5,192
[3]	Private Export Funding Corp.	1.750%	11/15/24	3,115	3,203
[3]	Private Export Funding Corp.	3.250%	6/15/25	3,250	3,500
[3]	Private Export Funding Corp.	1.400%	7/15/28	9,375	9,306
	Tennessee Valley Authority	2.875%	9/15/24	12,231	13,065
	Tennessee Valley Authority	0.750%	5/15/25	3,000	3,004
[3]	Tennessee Valley Authority	6.750%	11/1/25	19,581	24,204
[3]	Tennessee Valley Authority	2.875%	2/1/27	25,750	28,010
	Tennessee Valley Authority	7.125%	5/1/30	9,625	13,858
	Tennessee Valley Authority	1.500%	9/15/31	13,700	13,501
[3]	Tennessee Valley Authority	4.700%	7/15/33	6,375	8,196
	Tennessee Valley Authority	4.650%	6/15/35	6,000	7,801
	Tennessee Valley Authority	5.880%	4/1/36	12,795	18,695
	Tennessee Valley Authority	6.150%	1/15/38	665	1,009
	Tennessee Valley Authority	5.500%	6/15/38	1,436	2,061
	Tennessee Valley Authority	5.250%	9/15/39	15,248	21,589
	Tennessee Valley Authority	4.875%	1/15/48	14,320	20,482
	Tennessee Valley Authority	5.375%	4/1/56	5,660	9,028
	Tennessee Valley Authority	4.625%	9/15/60	8,838	12,933
	Tennessee Valley Authority	4.250%	9/15/65	8,050	11,203
					2,930,381
Conventional Mortgage-Backed Securities (20.2%)
[3,4]	Fannie Mae Pool	6.000%	11/1/32	65	74
[3,4]	Fannie Mae Pool	6.500%	9/1/32	36	39
[3,4]	Freddie Mac Gold Pool	2.000%	1/1/28–12/1/31	22,596	23,315
[3,4]	Freddie Mac Gold Pool	2.500%	4/1/27–3/1/43	337,239	352,109
[3,4]	Freddie Mac Gold Pool	3.000%	10/1/26–4/1/48	1,057,977	1,118,706
[3,4]	Freddie Mac Gold Pool	3.500%	9/1/25–3/1/49	1,102,531	1,183,542
[3,4]	Freddie Mac Gold Pool	4.000%	5/1/23–2/1/49	683,826	743,825
[3,4]	Freddie Mac Gold Pool	4.500%	3/1/23–1/1/49	347,395	382,583
[3,4]	Freddie Mac Gold Pool	5.000%	12/1/21–11/1/48	121,102	136,579
[3,4]	Freddie Mac Gold Pool	5.500%	1/1/22–6/1/41	71,451	82,086
[3,4]	Freddie Mac Gold Pool	6.000%	1/1/23–5/1/40	35,145	41,286
[3,4]	Freddie Mac Gold Pool	6.500%	2/1/24–9/1/39	9,768	11,195
[3,4]	Freddie Mac Gold Pool	7.000%	3/1/26–12/1/38	3,495	3,946
[3,4]	Freddie Mac Gold Pool	7.500%	4/1/27–2/1/32	31	35
[3,4]	Freddie Mac Gold Pool	8.000%	1/1/27–11/1/31	50	58
[3,4]	Freddie Mac Gold Pool	8.500%	6/1/25	9	10
[3]	Ginnie Mae I Pool	3.000%	1/15/26–3/15/45	54,042	57,157
[3]	Ginnie Mae I Pool	3.500%	11/15/25–5/15/48	74,881	80,133
[3]	Ginnie Mae I Pool	4.000%	6/15/24–5/15/47	85,537	93,377
[3]	Ginnie Mae I Pool	4.500%	10/15/24–2/15/49	73,441	82,840
[3]	Ginnie Mae I Pool	5.000%	12/15/32–11/15/46	49,208	56,754
[3]	Ginnie Mae I Pool	5.500%	12/15/31–6/15/41	25,513	29,487
[3]	Ginnie Mae I Pool	6.000%	1/15/26–6/15/41	19,170	22,001
[3]	Ginnie Mae I Pool	6.500%	5/15/24–8/15/39	4,869	5,523
[3]	Ginnie Mae I Pool	7.000%	7/15/23–9/15/36	240	275
[3]	Ginnie Mae I Pool	7.500%	12/15/23	3	3
[3]	Ginnie Mae I Pool	8.000%	6/15/25–1/15/27	13	15
[3]	Ginnie Mae II Pool	1.500%	3/20/51–4/20/51	41,561	41,335
[3,5]	Ginnie Mae II Pool	2.000%	8/20/50–10/20/51	2,071,343	2,104,033
[3,5]	Ginnie Mae II Pool	2.500%	6/20/27–10/15/51	1,948,518	2,014,034
[3,5]	Ginnie Mae II Pool	3.000%	10/20/26–10/15/51	2,381,181	2,503,437
[3]	Ginnie Mae II Pool	3.500%	9/20/25–7/20/51	1,923,486	2,048,933
[3]	Ginnie Mae II Pool	4.000%	9/20/25–5/20/50	972,806	1,051,672
[3]	Ginnie Mae II Pool	4.500%	8/20/33–1/20/50	509,653	554,062

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Ginnie Mae II Pool	5.000%	12/20/32–12/20/49	162,898	180,281
[3]	Ginnie Mae II Pool	5.500%	8/20/23–8/20/49	25,599	29,443
[3]	Ginnie Mae II Pool	6.000%	3/20/31–9/20/41	12,225	14,248
[3]	Ginnie Mae II Pool	6.500%	10/20/28–11/20/39	4,452	5,189
[3]	Ginnie Mae II Pool	7.000%	8/20/34–11/20/38	644	779
[3,4,5]	UMBS Pool	1.500%	7/1/35–10/25/51	2,837,232	2,798,231
[3,4,5]	UMBS Pool	2.000%	11/1/27–10/25/51	11,189,187	11,297,088
[3,4,5]	UMBS Pool	2.500%	11/1/26–10/25/51	7,733,229	8,006,979
[3,4,5]	UMBS Pool	3.000%	11/1/23–10/25/51	5,197,522	5,482,492
[3,4]	UMBS Pool	3.500%	3/1/22–5/1/51	3,365,011	3,602,138
[3,4]	UMBS Pool	4.000%	4/1/24–3/1/51	2,398,213	2,603,112
[3,4]	UMBS Pool	4.500%	5/1/22–7/1/50	1,118,291	1,228,391
[3,4]	UMBS Pool	5.000%	12/1/22–3/1/50	361,543	406,235
[3,4]	UMBS Pool	5.500%	1/1/22–6/1/49	135,074	156,167
[3,4]	UMBS Pool	6.000%	4/1/22–5/1/41	113,365	133,394
[3,4]	UMBS Pool	6.500%	3/1/22–5/1/40	23,513	27,208
[3,4]	UMBS Pool	7.000%	8/1/27–12/1/38	6,044	7,102
[3,4]	UMBS Pool	7.500%	7/1/30–12/1/32	82	97
[3,4]	UMBS Pool	8.000%	12/1/29	8	9
					50,803,042
Nonconventional Mortgage-Backed Securities (0.0%)
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.290%	1.665%	12/1/41	328	340
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.310%	1.560%	9/1/37	837	865
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.388%	1.638%	10/1/37	145	150
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.431%	1.748%	7/1/36	74	77
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.471%	1.846%	3/1/43	962	1,008
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.530%	1.928%	12/1/43	433	451
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.554%	1.804%	9/1/43	118	122
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.560%	2.318%	7/1/43	1,739	1,822
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.596%	2.096%	11/1/33	28	30
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.597%	1.847%	8/1/35	146	155
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.600%	1.875%	6/1/43	412	430
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.623%	1.998%	2/1/36	92	94
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.624%	1.874%	10/1/37	182	188
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.627%	2.002%	3/1/38	78	81
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.635%	2.135%	11/1/36	20	22
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.654%	1.904%	10/1/42	362	378
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.658%	1.908%	7/1/35	169	178
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.660%	1.910%	9/1/40	64	68
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.662%	2.033%	1/1/37	46	49

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.665%	1.915%	6/1/36	9	9
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.681%	2.004%	8/1/39	456	472
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.684%	2.069%	1/1/42	511	532
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.685%	1.940%	6/1/42	532	556
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.685%	2.062%	12/1/33	55	59
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.688%	2.063%	4/1/36	39	41
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	1.940%	9/1/42	611	642
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	1.964%	5/1/40	109	117
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	2.116%	10/1/39	157	163
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.695%	1.945%	7/1/39	68	71
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.698%	2.012%	8/1/40	150	160
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	2.075%	7/1/37–12/1/40	261	279
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.701%	1.966%	10/1/42	332	346
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.705%	2.105%	11/1/39	73	76
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.710%	2.040%	5/1/42	403	423
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.726%	2.027%	9/1/43	714	748
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.737%	1.987%	6/1/41	74	78
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.747%	1.997%	7/1/41	468	495
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.748%	2.123%	5/1/35	69	72
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	2.038%	10/1/40	85	91
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	2.125%	2/1/36	88	92
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.752%	2.002%	9/1/34	51	52
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.755%	2.173%	11/1/39	151	160
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.768%	2.109%	5/1/42	164	172
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.780%	2.155%	2/1/41	152	161
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.784%	2.082%	7/1/42	429	448
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	2.170%	3/1/42	388	404
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	3.112%	8/1/42	773	810
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.798%	2.065%	3/1/42	397	429
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.799%	2.100%	2/1/42	1,005	1,075

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.803%	2.077%	9/1/40	281	298
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	2.265%	11/1/41	336	362
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	2.185%	11/1/39–12/1/40	193	203
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	2.310%	11/1/33–10/1/40	460	486
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.167%	11/1/41	223	238
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.205%	1/1/42	204	217
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.071%	5/1/41	228	244
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.188%	12/1/41	269	288
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.190%	2/1/41	208	218
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.289%	12/1/40	165	174
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.315%	11/1/40	175	182
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.820%	2.195%	12/1/40	47	49
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.823%	2.194%	12/1/39	187	196
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.823%	2.198%	3/1/41	238	253
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.825%	2.200%	3/1/41	257	278
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.826%	2.076%	7/1/38	39	41
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.828%	2.109%	2/1/42	342	367
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	2.080%	6/1/41	338	354
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	2.205%	4/1/41	287	301
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.831%	2.202%	2/1/41	132	134
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	2.210%	1/1/40	121	127
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.840%	2.090%	8/1/39	182	193
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.864%	2.114%	5/1/40	56	59
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.880%	2.201%	11/1/34	191	205
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.912%	2.162%	5/1/36	20	20
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.914%	2.164%	4/1/37	124	132
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.965%	2.340%	4/1/37	4	4
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 2.130%	2.416%	10/1/36	95	103
[3,4,6]	Fannie Mae Pool, 1YR CMT + 2.155%	2.280%	12/1/37	224	234
[3,4,6]	Fannie Mae Pool, 1YR CMT + 2.268%	2.393%	12/1/35	77	82
[3,4,6]	Fannie Mae Pool, 1YR CMT + 2.313%	2.438%	1/1/35	79	85
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.147%	1.283%	4/1/37	377	393

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.840%	2.006%	8/1/37	130	136
[3,4]	Fannie Mae REMICS	2.493%	3/25/23	4,410	4,494
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.516%	1.781%	9/1/37	17	18
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.531%	1.902%	3/1/37	8	8
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.570%	1.945%	3/1/37	8	8
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	2.000%	1/1/38	35	38
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	1.890%	5/1/42	89	93
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	2.015%	12/1/36	102	110
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	2.108%	11/1/43	412	427
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	2.160%	10/1/37	122	127
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.665%	2.040%	12/1/34	34	35
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	2.070%	2/1/37	72	77
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	2.102%	1/1/35	12	12
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	2.118%	12/1/36	134	134
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	2.120%	12/1/40	526	553
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	2.000%	5/1/38	22	23
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	2.125%	12/1/41	301	316
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.765%	2.140%	12/1/36	14	15
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.780%	2.121%	6/1/37	164	176
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.819%	2.193%	12/1/35	68	73
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.829%	2.247%	3/1/42	232	247
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.831%	2.081%	1/1/37	36	38
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.840%	2.090%	6/1/37	25	26
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.845%	2.236%	2/1/42	79	84
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.870%	2.119%	8/1/37	59	61
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.130%	5/1/40–6/1/41	262	272
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.132%	6/1/40	117	124
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.255%	12/1/40–3/1/41	560	592
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.888%	2.247%	2/1/42	203	206
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.896%	2.281%	9/1/40	348	369
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	2.150%	6/1/40	71	74

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	2.352%	11/1/40	205	213
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.285%	1/1/41–2/1/41	358	381
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.954%	2.227%	5/1/37	320	334
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.995%	2.370%	3/1/37	133	142
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	2.460%	3/1/38	23	24
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.280%	11/1/36	38	40
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.371%	11/1/34	221	221
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.375%	2/1/36–5/1/36	93	96
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.410%	2.536%	10/1/36	178	192
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.565%	2.690%	3/1/37	27	28
[3,4,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.355%	1.605%	6/1/37	83	85
[3,4,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.570%	1.695%	3/1/37	5	5
[3,4,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.665%	1.837%	1/1/37	178	187
[3,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	1.625%	7/20/38–12/20/40	370	383
[3,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	1.875%	6/20/29–6/20/43	2,360	2,460
[3,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.000%	1/20/41–3/20/43	3,283	3,409
[3,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.125%	10/20/38–12/20/43	2,723	2,828
[3,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.250%	7/20/41–8/20/41	1,463	1,524
[3,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.000%	5/20/41	83	86
[3,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.125%	11/20/40	32	34
[3,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.375%	5/20/41	59	61
					43,960
Total U.S. Government and Agency Obligations (Cost $159,050,735)					161,629,921
Asset-Backed/Commercial Mortgage-Backed Securities (2.5%)
[3]	Ally Auto Receivables Trust Series 2018-1	2.530%	2/15/23	501	502
[3]	Ally Auto Receivables Trust Series 2018-3	3.000%	1/17/23	18	18
[3]	Ally Auto Receivables Trust Series 2018-3	3.120%	7/17/23	1,925	1,939
[3]	Ally Auto Receivables Trust Series 2019-2	2.230%	1/16/24	6,450	6,503
[3]	Ally Auto Receivables Trust Series 2019-2	2.260%	8/15/24	1,450	1,485
[3]	Ally Auto Receivables Trust Series 2019-4	1.920%	1/15/25	1,250	1,278
[3]	American Express Credit Account Master Trust Series 2017-7	2.350%	5/15/25	10,025	10,243
[3]	American Express Credit Account Master Trust Series 2018-2	3.010%	10/15/25	11,025	11,457
[3]	American Express Credit Account Master Trust Series 2019-3	2.000%	4/15/25	5,600	5,697
[3]	AmeriCredit Automobile Receivables Trust Series 2018-1	3.260%	1/18/24	384	384
[3]	AmeriCredit Automobile Receivables Trust Series 2018-1	3.500%	1/18/24	1,650	1,671

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	AmeriCredit Automobile Receivables Trust Series 2019-1	2.970%	11/20/23	750	751
[3]	AmeriCredit Automobile Receivables Trust Series 2020-1	1.110%	8/19/24	5,727	5,746
[3]	AmeriCredit Automobile Receivables Trust Series 2020-2	0.660%	12/18/24	700	702
[3]	AmeriCredit Automobile Receivables Trust Series 2020-3	0.530%	6/18/25	11,796	11,821
[3]	AmeriCredit Automobile Receivables Trust Series 2020-3	0.760%	12/18/25	1,000	1,003
[3]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.370%	8/18/25	2,775	2,779
[3]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.680%	10/19/26	1,650	1,647
[3]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.890%	10/19/26	1,025	1,027
[3]	AmeriCredit Automobile Receivables Trust Series 2021-2	0.340%	12/18/26	950	948
[3]	BA Credit Card Trust Series 2019-A1	1.740%	1/15/25	8,225	8,336
[3]	BA Credit Card Trust Series 2020-A1	0.340%	5/15/26	12,600	12,560
[3]	BA Credit Card Trust Series 2021-A1	0.440%	9/15/26	2,990	2,979
[3]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.429%	9/15/48	1,173	1,236
[3]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.705%	9/15/48	2,525	2,731
[3]	Banc of America Commercial Mortgage Trust Series 2017-BNK3	3.116%	2/15/50	500	504
[3]	Banc of America Commercial Mortgage Trust Series 2017-BNK3	3.311%	2/15/50	425	457
[3]	Banc of America Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	7,560	8,299
[3]	Banc of America Commercial Mortgage Trust Series 2017-BNK3	3.748%	2/15/50	2,800	3,049
[3]	BANK Series 2017-BNK4	3.625%	5/15/50	5,950	6,553
[3]	BANK Series 2017-BNK5	3.390%	6/15/60	7,000	7,638
[3]	BANK Series 2017-BNK5	3.624%	6/15/60	3,500	3,789
[3]	BANK Series 2017-BNK6	3.254%	7/15/60	3,675	3,930
[3]	BANK Series 2017-BNK6	3.518%	7/15/60	9,658	10,606
[3]	BANK Series 2017-BNK6	3.741%	7/15/60	9,929	10,824
[3]	BANK Series 2017-BNK7	3.175%	9/15/60	11,485	12,330
[3]	BANK Series 2017-BNK7	3.435%	9/15/60	4,965	5,434
[3]	BANK Series 2017-BNK7	3.748%	9/15/60	5,225	5,703
[3]	BANK Series 2017-BNK8	3.488%	11/15/50	5,925	6,513
[3]	BANK Series 2017-BNK8	3.731%	11/15/50	1,000	1,095
[3]	BANK Series 2017-BNK8	4.206%	11/15/50	2,800	2,981
[3]	BANK Series 2017-BNK9	3.279%	11/15/54	6,075	6,497
[3]	BANK Series 2017-BNK9	3.538%	11/15/54	6,250	6,882
[3]	BANK Series 2018-BN10	3.641%	2/15/61	1,425	1,549
[3]	BANK Series 2018-BN10	3.688%	2/15/61	4,375	4,852
[3]	BANK Series 2018-BN10	3.898%	2/15/61	1,650	1,823
[3]	BANK Series 2018-BN11	4.046%	3/15/61	4,275	4,834
[3]	BANK Series 2018-BN12	4.255%	5/15/61	6,200	7,089
[3]	BANK Series 2018-BN12	4.488%	5/15/61	1,650	1,878
[3]	BANK Series 2018-BN13	3.953%	8/15/61	2,235	2,485
[3]	BANK Series 2018-BN13	4.217%	8/15/61	6,200	7,085
[3]	BANK Series 2018-BN14	3.966%	9/15/60	1,990	2,231
[3]	BANK Series 2018-BN14	4.128%	9/15/60	5,725	6,058
[3]	BANK Series 2018-BN14	4.231%	9/15/60	2,425	2,778
[3]	BANK Series 2018-BN14	4.481%	9/15/60	2,600	2,975
[3]	BANK Series 2018-BN15	4.407%	11/15/61	9,060	10,495

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	BANK Series 2019-BN16	4.005%	2/15/52	6,850	7,777
[3]	BANK Series 2019-BN17	3.714%	4/15/52	5,070	5,664
[3]	BANK Series 2019-BN17	3.976%	4/15/52	2,125	2,383
[3]	BANK Series 2019-BN18	3.584%	5/15/62	2,925	3,244
[3]	BANK Series 2019-BN18	3.826%	5/15/62	2,050	2,275
[3]	BANK Series 2019-BN19	3.183%	8/15/61	3,415	3,696
[3]	BANK Series 2019-BN19	4.167%	8/15/61	1,575	1,661
[3]	BANK Series 2019-BN20	3.011%	9/15/62	7,785	8,349
[3]	BANK Series 2019-BN21	2.851%	10/17/52	2,570	2,726
[3]	BANK Series 2019-BN21	3.093%	10/17/52	3,275	3,476
[3]	BANK Series 2019-BN22	2.978%	11/15/62	3,645	3,901
[3]	BANK Series 2019-BN23	2.920%	12/15/52	8,290	8,838
[3]	BANK Series 2019-BN23	3.203%	12/15/52	3,125	3,342
[3]	BANK Series 2019-BN24	2.960%	11/15/62	15,788	16,869
[3]	BANK Series 2019-BN24	3.283%	11/15/62	2,900	3,115
[3]	BANK Series 2020-BN25	2.649%	1/15/63	4,035	4,221
[3]	BANK Series 2020-BN25	2.841%	1/15/63	2,970	3,093
[3]	BANK Series 2020-BN26	2.403%	3/15/63	7,635	7,843
[3]	BANK Series 2020-BN26	2.687%	3/15/63	2,410	2,483
[3]	BANK Series 2020-BN27	2.144%	4/15/63	6,675	6,725
[3]	BANK Series 2020-BN27	2.551%	4/15/63	1,950	1,992
[3]	BANK Series 2020-BN28	1.844%	3/15/63	1,950	1,912
[3]	BANK Series 2020-BN29	1.997%	11/15/53	2,775	2,750
[3]	BANK Series 2020-BN30	1.925%	12/15/53	3,425	3,374
[3]	BANK Series 2020-BN30	2.111%	12/15/53	415	407
[3]	BANK Series 2021-BN31	2.036%	2/15/54	2,425	2,409
[3]	BANK Series 2021-BN31	2.211%	2/15/54	1,425	1,409
[3]	BANK Series 2021-BN32	2.643%	4/15/54	4,200	4,381
[3]	BANK Series 2021-BN33	2.556%	5/15/64	2,040	2,114
[3]	BANK Series 2021-BN34	2.438%	6/15/63	7,875	8,079
[3]	BANK Series 2021-BN35	2.285%	6/15/64	4,700	4,753
[3,5]	BANK Series 2021-BN36	2.470%	9/15/64	6,800	6,982
[3,5]	BANK Series 2021-BN36	2.695%	9/15/64	2,100	2,152
[3]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	17,100	18,982
[3]	Barclays Commercial Mortgage Trust Series 2019-C4	2.919%	8/15/52	12,610	13,429
[3]	Barclays Commercial Mortgage Trust Series 2019-C4	3.171%	8/15/52	1,050	1,123
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	6,750	7,261
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.366%	11/15/52	6,638	7,127
[3]	BBCMS Mortgage Trust Series 2017-C1	3.674%	2/15/50	10,625	11,726
[3]	BBCMS Mortgage Trust Series 2017-C1	3.898%	2/15/50	2,900	3,176
[3]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	10,125	11,692
[3]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	6,080	6,351
[3]	BBCMS Mortgage Trust Series 2020-C6	2.840%	2/15/53	1,600	1,677
[3]	BBCMS Mortgage Trust Series 2020-C7	2.037%	4/15/53	1,750	1,748
[3]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	5,790	5,763
[3]	BBCMS Mortgage Trust Series 2020-C8	2.398%	10/15/53	1,205	1,209
[3]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/54	2,550	2,587
[3]	BBCMS Mortgage Trust Series 2021-C11	2.536%	9/15/54	1,075	1,090
[3]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	7,175	7,277
[3]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	7,650	7,882
[3]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	4,900	5,443
[3]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	2,050	2,262

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Benchmark Mortgage Trust Series 2018-B2	3.662%	2/15/51	4,150	4,269
[3]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/51	14,945	16,790
[3]	Benchmark Mortgage Trust Series 2018-B2	4.084%	2/15/51	5,675	6,305
[3]	Benchmark Mortgage Trust Series 2018-B3	3.848%	4/10/51	3,875	4,009
[3]	Benchmark Mortgage Trust Series 2018-B3	4.025%	4/10/51	10,250	11,605
[3]	Benchmark Mortgage Trust Series 2018-B4	4.121%	7/15/51	2,725	3,104
[3]	Benchmark Mortgage Trust Series 2018-B4	4.311%	7/15/51	4,000	4,529
[3]	Benchmark Mortgage Trust Series 2018-B5	4.208%	7/15/51	2,100	2,408
[3]	Benchmark Mortgage Trust Series 2018-B5	4.419%	7/15/51	1,750	1,997
[3]	Benchmark Mortgage Trust Series 2018-B6	4.203%	10/10/51	4,340	4,521
[3]	Benchmark Mortgage Trust Series 2018-B6	4.261%	10/10/51	7,075	8,138
[3]	Benchmark Mortgage Trust Series 2018-B6	4.441%	10/10/51	2,175	2,487
[3]	Benchmark Mortgage Trust Series 2018-B7	4.377%	5/15/53	2,225	2,363
[3]	Benchmark Mortgage Trust Series 2018-B7	4.510%	5/15/53	10,266	11,988
[3]	Benchmark Mortgage Trust Series 2018-B8	4.232%	1/15/52	7,265	8,360
[3]	Benchmark Mortgage Trust Series 2018-B8	4.532%	1/15/52	4,000	4,621
[3]	Benchmark Mortgage Trust Series 2019-B10	3.717%	3/15/62	7,425	8,309
[3]	Benchmark Mortgage Trust Series 2019-B10	3.979%	3/15/62	3,200	3,566
[3]	Benchmark Mortgage Trust Series 2019-B11	3.281%	5/15/52	1,950	2,113
[3]	Benchmark Mortgage Trust Series 2019-B11	3.542%	5/15/52	2,550	2,826
[3]	Benchmark Mortgage Trust Series 2019-B11	3.784%	5/15/52	3,350	3,709
[3]	Benchmark Mortgage Trust Series 2019-B13	2.952%	8/15/57	11,712	12,510
[3]	Benchmark Mortgage Trust Series 2019-B14	3.049%	12/15/62	4,215	4,527
[3]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	1,055	1,124
[3]	Benchmark Mortgage Trust Series 2019-B9	3.751%	3/15/52	2,600	2,881
[3]	Benchmark Mortgage Trust Series 2019-B9	4.016%	3/15/52	6,509	7,408
[3]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	4,225	4,439
[3]	Benchmark Mortgage Trust Series 2020-B16	2.944%	2/15/53	1,035	1,087
[3]	Benchmark Mortgage Trust Series 2020-B17	2.211%	3/15/53	2,250	2,299
[3]	Benchmark Mortgage Trust Series 2020-B17	2.289%	3/15/53	14,279	14,523

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Benchmark Mortgage Trust Series 2020-B17	2.583%	3/15/53	1,200	1,223
[3]	Benchmark Mortgage Trust Series 2020-B19	1.850%	9/15/53	2,350	2,309
[3]	Benchmark Mortgage Trust Series 2020-B19	2.148%	9/15/53	775	764
[3]	Benchmark Mortgage Trust Series 2020-B20	2.034%	10/15/53	4,725	4,699
[3]	Benchmark Mortgage Trust Series 2020-B20	2.375%	10/15/53	400	402
[3]	Benchmark Mortgage Trust Series 2020-B21	1.978%	12/17/53	5,950	5,884
[3]	Benchmark Mortgage Trust Series 2020-B21	2.254%	12/17/53	600	597
[3]	Benchmark Mortgage Trust Series 2020-B22	1.973%	1/15/54	14,350	14,178
[3]	Benchmark Mortgage Trust Series 2020-IG1	2.687%	9/15/43	6,365	6,642
[3]	Benchmark Mortgage Trust Series 2020-IG1	2.909%	9/15/43	2,125	2,210
[3]	Benchmark Mortgage Trust Series 2021-B23	2.070%	2/15/54	9,675	9,628
[3]	Benchmark Mortgage Trust Series 2021-B23	2.274%	2/15/54	3,225	3,195
[3]	Benchmark Mortgage Trust Series 2021-B24	2.584%	3/15/54	5,775	5,995
[3]	Benchmark Mortgage Trust Series 2021-B24	2.780%	3/15/54	1,250	1,295
[3]	Benchmark Mortgage Trust Series 2021-B25	2.577%	4/15/54	6,425	6,666
[3]	Benchmark Mortgage Trust Series 2021-B25	2.847%	4/15/54	3,025	3,147
[3]	Benchmark Mortgage Trust Series 2021-B26	2.613%	6/15/54	4,245	4,417
[3]	Benchmark Mortgage Trust Series 2021-B28	2.224%	8/15/54	4,225	4,250
[3]	Benchmark Mortgage Trust Series 2021-B29	2.284%	9/15/54	850	870
[3]	Benchmark Mortgage Trust Series 2021-B29	2.388%	9/15/54	2,550	2,600
[3]	Benchmark Mortgage Trust Series 2021-B29	2.612%	9/15/54	850	867
[3]	BMW Vehicle Lease Trust Series 2021-1	0.290%	1/25/24	3,025	3,027
[3]	BMW Vehicle Lease Trust Series 2021-1	0.370%	7/25/24	950	950
[3]	BMW Vehicle Lease Trust Series 2021-2	0.330%	12/26/24	6,925	6,923
[3]	BMW Vehicle Lease Trust Series 2021-2	0.430%	1/27/25	4,675	4,669
[3]	BMW Vehicle Owner Trust Series 2018-A	2.510%	6/25/24	580	582
[3]	BMW Vehicle Owner Trust Series 2020-A	0.480%	10/25/24	975	977
[3]	BMW Vehicle Owner Trust Series 2020-A	0.620%	4/26/27	400	401
[3]	Cantor Commercial Real Estate Lending Series 2019-CF1	3.786%	5/15/52	5,705	6,373
[3]	Cantor Commercial Real Estate Lending Series 2019-CF2	2.874%	11/15/52	6,160	6,486
[3]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	6,235	6,611
[3]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.298%	1/15/53	2,675	2,872

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Capital One Multi-Asset Execution Trust Series 2017-A6	2.290%	7/15/25	15,525	15,835
[3]	Capital One Multi-Asset Execution Trust Series 2019-A1	2.840%	12/15/24	3,350	3,383
[3]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	7,550	7,878
[3]	Capital One Multi-Asset Execution Trust Series 2021-A1	0.550%	7/15/26	10,000	9,977
[3]	Capital One Multi-Asset Execution Trust Series 2021-A2	1.390%	7/15/30	12,775	12,621
[3]	Capital One Prime Auto Receivables Trust Series 2019-1	2.510%	11/15/23	2,361	2,382
[3]	Capital One Prime Auto Receivables Trust Series 2019-1	2.560%	10/15/24	1,675	1,717
[3]	Capital One Prime Auto Receivables Trust Series 2020-1	1.630%	8/15/25	630	646
[3]	CarMax Auto Owner Trust Series 2017-4	2.330%	5/15/23	1,224	1,228
[3]	CarMax Auto Owner Trust Series 2018-1	2.640%	6/15/23	778	783
[3]	CarMax Auto Owner Trust Series 2018-2	2.980%	1/17/23	149	149
[3]	CarMax Auto Owner Trust Series 2018-2	3.160%	7/17/23	2,025	2,048
[3]	CarMax Auto Owner Trust Series 2019-3	2.180%	8/15/24	1,553	1,572
[3]	CarMax Auto Owner Trust Series 2019-4	2.130%	7/15/25	1,025	1,058
[3]	CarMax Auto Owner Trust Series 2020-1	1.890%	12/16/24	7,494	7,595
[3]	CarMax Auto Owner Trust Series 2020-1	2.030%	6/16/25	635	655
[3]	CarMax Auto Owner Trust Series 2020-3	0.620%	3/17/25	5,350	5,367
[3]	CarMax Auto Owner Trust Series 2020-3	0.770%	3/16/26	600	603
[3]	CarMax Auto Owner Trust Series 2020-4	0.500%	8/15/25	2,950	2,957
[3]	CarMax Auto Owner Trust Series 2020-4	0.630%	6/15/26	775	774
[3]	CarMax Auto Owner Trust Series 2020-4	0.850%	6/15/26	200	200
[3]	CarMax Auto Owner Trust Series 2021-1	0.340%	12/15/25	2,835	2,829
[3]	CarMax Auto Owner Trust Series 2021-1	0.530%	10/15/26	625	620
[3]	CarMax Auto Owner Trust Series 2021-2	0.520%	2/17/26	5,500	5,509
[3]	CarMax Auto Owner Trust Series 2021-2	0.810%	12/15/26	1,275	1,274
[3]	CarMax Auto Owner Trust Series 2021-4	0.560%	9/15/26	5,725	5,713
[3]	CarMax Auto Owner Trust Series 2021-4	0.820%	4/15/27	1,075	1,069
[3]	Carvana Auto Receivables Trust Series 2021-P2	0.490%	3/10/26	1,075	1,073
[3]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	3,625	3,617
[3]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	675	673
[3]	CCUBS Commercial Mortgage Trust Series 2017-C1	3.283%	11/15/50	1,000	1,071
[3]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	5,650	5,984
[3]	CD Mortgage Trust Series 2016-CD2	3.526%	11/10/49	5,000	5,469
[3]	CD Mortgage Trust Series 2017-CD3	3.453%	2/10/50	1,862	1,985
[3]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/50	14,170	15,570
[3]	CD Mortgage Trust Series 2017-CD3	3.833%	2/10/50	3,706	3,995
[3]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	4,400	4,816
[3]	CD Mortgage Trust Series 2017-CD4	3.747%	5/10/50	3,000	3,284
[3]	CD Mortgage Trust Series 2017-CD5	3.431%	8/15/50	3,500	3,831
[3]	CD Mortgage Trust Series 2017-CD6	3.332%	11/13/50	2,400	2,571
[3]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	4,715	5,157
[3]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	2,825	3,069
[3]	CD Mortgage Trust Series 2018-CD7	4.213%	8/15/51	600	670
[3]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/51	12,700	14,606
[3]	CD Mortgage Trust Series 2019-CD8	2.657%	8/15/57	3,000	3,119
[3]	CD Mortgage Trust Series 2019-CD8	2.912%	8/15/57	8,460	8,968

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1	3.028%	10/15/25	4,211	4,377
[3]	CFCRE Commercial Mortgage Trust Series 2016-C3	3.865%	1/10/48	3,650	3,992
[3]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.091%	5/10/58	1,490	1,561
[3]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	5,050	5,411
[3]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.691%	5/10/58	3,600	3,887
[3]	CFCRE Commercial Mortgage Trust Series 2016-C6	3.217%	11/10/49	9,700	10,397
[3]	CFCRE Commercial Mortgage Trust Series 2017-C8	3.572%	6/15/50	3,400	3,711
[3]	CGMS Commercial Mortgage Trust Series 2017-B1	3.458%	8/15/50	9,900	10,821
[3]	CGMS Commercial Mortgage Trust Series 2017-B1	3.711%	8/15/50	1,950	2,119
[3]	Chase Issuance Trust Series 2012-A7	2.160%	9/15/24	16,005	16,305
[3]	Chase Issuance Trust Series 2020-A1	1.530%	1/15/25	21,035	21,390
[3]	Citibank Credit Card Issuance Trust Series 2016-A2	2.190%	11/20/23	7,175	7,194
[3]	Citibank Credit Card Issuance Trust Series 2018-A3	3.290%	5/23/25	20,500	21,488
[3]	Citibank Credit Card Issuance Trust Series 2018-A6	3.210%	12/7/24	4,625	4,787
[3]	Citigroup Commercial Mortgage Trust Series 2012-GC8	3.024%	9/10/45	3,638	3,685
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC11	3.093%	4/10/46	2,300	2,372
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC11	3.422%	4/10/46	1,300	1,339
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC15	3.942%	9/10/46	326	336
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC15	4.371%	9/10/46	2,800	2,976
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC15	4.649%	9/10/46	1,700	1,807
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC17	3.675%	11/10/46	240	247
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC17	4.131%	11/10/46	1,825	1,945
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC17	4.544%	11/10/46	750	800
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC17	5.095%	11/10/46	750	801
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC19	3.552%	3/10/47	357	370
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.023%	3/10/47	1,150	1,230
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.345%	3/10/47	955	1,022
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.477%	5/10/47	190	198
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.855%	5/10/47	1,675	1,795
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC21	4.328%	5/10/47	1,350	1,435
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.622%	7/10/47	2,725	2,916

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.635%	10/10/47	6,215	6,684
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.137%	2/10/48	7,425	7,884
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.571%	2/10/48	3,025	3,198
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.192%	4/10/48	2,675	2,854
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.758%	4/10/48	2,937	3,109
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	2,925	3,190
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.515%	9/10/58	4,319	4,618
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.778%	9/10/58	3,375	3,686
[3]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.003%	5/10/49	1,905	1,989
[3]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.209%	5/10/49	3,950	4,254
[3]	Citigroup Commercial Mortgage Trust Series 2016-C2	2.832%	8/10/49	2,500	2,651
[3]	Citigroup Commercial Mortgage Trust Series 2016-C3	2.984%	11/15/49	1,500	1,572
[3]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.349%	2/10/49	1,483	1,576
[3]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.616%	2/10/49	9,615	10,479
[3]	Citigroup Commercial Mortgage Trust Series 2016-GC37	3.314%	4/10/49	10,750	11,597
[3]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.646%	7/10/49	1,525	1,586
[3]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.902%	7/10/49	2,350	2,501
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.209%	10/12/50	1,250	1,339
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	8,254	9,041
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.764%	10/12/50	1,575	1,713
[3]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	1,300	1,393
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.744%	3/10/51	6,875	7,552
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.788%	3/10/51	2,300	2,370
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	15,475	17,489
[3]	Citigroup Commercial Mortgage Trust Series 2018-C5	3.963%	6/10/51	6,444	6,969
[3]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	1,190	1,363
[3]	Citigroup Commercial Mortgage Trust Series 2018-C6	4.412%	11/10/51	1,900	2,206
[3]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	2,061	2,222
[3]	Citigroup Commercial Mortgage Trust Series 2019-GC41	2.869%	8/10/56	10,510	11,167
[3]	Citigroup Commercial Mortgage Trust Series 2019-GC43	3.038%	11/10/52	12,380	13,288

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.717%	2/15/53	10,880	11,420
[3]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.918%	2/15/53	2,100	2,197
[3]	COMM Mortgage Trust Series 2012-CR2	3.147%	8/15/45	1,285	1,298
[3]	COMM Mortgage Trust Series 2012-CR2	3.791%	8/15/45	1,825	1,851
[3]	COMM Mortgage Trust Series 2012-CR3	2.822%	10/15/45	5,334	5,408
[3]	COMM Mortgage Trust Series 2012-CR4	2.853%	10/15/45	6,262	6,381
[3]	COMM Mortgage Trust Series 2012-CR5	2.771%	12/10/45	1,500	1,532
[3]	COMM Mortgage Trust Series 2013-CR10	4.210%	8/10/46	660	699
[3]	COMM Mortgage Trust Series 2013-CR11	3.660%	8/10/50	569	586
[3]	COMM Mortgage Trust Series 2013-CR11	3.983%	8/10/50	1,749	1,846
[3]	COMM Mortgage Trust Series 2013-CR11	4.258%	8/10/50	7,820	8,309
[3]	COMM Mortgage Trust Series 2013-CR11	4.715%	8/10/50	1,310	1,397
[3]	COMM Mortgage Trust Series 2013-CR12	3.623%	10/10/46	475	489
[3]	COMM Mortgage Trust Series 2013-CR12	3.765%	10/10/46	1,428	1,491
[3]	COMM Mortgage Trust Series 2013-CR12	4.046%	10/10/46	1,125	1,194
[3]	COMM Mortgage Trust Series 2013-CR12	4.300%	10/10/46	750	786
[3]	COMM Mortgage Trust Series 2013-CR12	4.762%	10/10/46	350	368
[3]	COMM Mortgage Trust Series 2013-CR13	3.706%	11/10/46	176	181
[3]	COMM Mortgage Trust Series 2013-CR13	4.194%	11/10/46	3,700	3,952
[3]	COMM Mortgage Trust Series 2013-CR13	4.449%	11/10/46	1,100	1,175
[3]	COMM Mortgage Trust Series 2013-CR6	3.101%	3/10/46	2,144	2,180
[3]	COMM Mortgage Trust Series 2013-CR7	3.213%	3/10/46	870	898
[3]	COMM Mortgage Trust Series 2013-CR8	3.612%	6/10/46	2,332	2,431
[3]	COMM Mortgage Trust Series 2013-CR9	4.388%	7/10/45	3,595	3,784
[3]	COMM Mortgage Trust Series 2013-LC13	4.205%	8/10/46	2,799	2,954
[3]	COMM Mortgage Trust Series 2013-LC6	2.941%	1/10/46	3,167	3,230
[3]	COMM Mortgage Trust Series 2013-LC6	3.282%	1/10/46	2,184	2,238
[3]	COMM Mortgage Trust Series 2013-LC6	4.242%	1/10/46	621	638
[3]	COMM Mortgage Trust Series 2014-CR14	3.147%	2/10/47	930	932
[3]	COMM Mortgage Trust Series 2014-CR14	4.236%	2/10/47	2,450	2,621
[3]	COMM Mortgage Trust Series 2014-CR14	4.526%	2/10/47	2,725	2,921
[3]	COMM Mortgage Trust Series 2014-CR14	4.757%	2/10/47	2,650	2,833
[3]	COMM Mortgage Trust Series 2014-CR15	2.928%	2/10/47	66	66
[3]	COMM Mortgage Trust Series 2014-CR15	3.595%	2/10/47	468	485
[3]	COMM Mortgage Trust Series 2014-CR15	4.074%	2/10/47	1,737	1,859
[3]	COMM Mortgage Trust Series 2014-CR15	4.813%	2/10/47	869	930

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	COMM Mortgage Trust Series 2014-CR15	4.863%	2/10/47	1,925	2,049
[3]	COMM Mortgage Trust Series 2014-CR16	3.653%	4/10/47	682	706
[3]	COMM Mortgage Trust Series 2014-CR16	4.278%	4/10/47	1,975	2,124
[3]	COMM Mortgage Trust Series 2014-CR17	3.598%	5/10/47	493	509
[3]	COMM Mortgage Trust Series 2014-CR17	3.977%	5/10/47	2,425	2,603
[3]	COMM Mortgage Trust Series 2014-CR17	4.377%	5/10/47	955	1,003
[3]	COMM Mortgage Trust Series 2014-CR18	3.452%	7/15/47	1,303	1,338
[3]	COMM Mortgage Trust Series 2014-CR18	3.828%	7/15/47	4,955	5,320
[3]	COMM Mortgage Trust Series 2014-CR18	4.103%	7/15/47	1,281	1,376
[3]	COMM Mortgage Trust Series 2014-CR19	3.796%	8/10/47	5,775	6,214
[3]	COMM Mortgage Trust Series 2014-CR19	4.080%	8/10/47	1,550	1,668
[3]	COMM Mortgage Trust Series 2014-CR20	3.326%	11/10/47	6,456	6,787
[3]	COMM Mortgage Trust Series 2014-CR20	3.590%	11/10/47	1,995	2,132
[3]	COMM Mortgage Trust Series 2014-CR21	3.528%	12/10/47	5,694	6,042
[3]	COMM Mortgage Trust Series 2014-LC15	4.006%	4/10/47	5,235	5,602
[3]	COMM Mortgage Trust Series 2014-LC17	3.917%	10/10/47	3,207	3,467
[3]	COMM Mortgage Trust Series 2014-UBS2	3.472%	3/10/47	323	334
[3]	COMM Mortgage Trust Series 2014-UBS2	3.691%	3/10/47	3,854	4,043
[3]	COMM Mortgage Trust Series 2014-UBS2	3.961%	3/10/47	1,699	1,813
[3]	COMM Mortgage Trust Series 2014-UBS2	4.199%	3/10/47	475	506
[3]	COMM Mortgage Trust Series 2014-UBS2	4.701%	3/10/47	301	321
[3]	COMM Mortgage Trust Series 2014-UBS3	3.819%	6/10/47	6,692	7,175
[3]	COMM Mortgage Trust Series 2014-UBS4	3.420%	8/10/47	955	1,002
[3]	COMM Mortgage Trust Series 2014-UBS4	3.694%	8/10/47	6,000	6,403
[3]	COMM Mortgage Trust Series 2014-UBS4	3.968%	8/10/47	1,502	1,598
[3]	COMM Mortgage Trust Series 2014-UBS5	3.838%	9/10/47	6,275	6,754
[3]	COMM Mortgage Trust Series 2014-UBS6	2.935%	12/10/47	115	115
[3]	COMM Mortgage Trust Series 2014-UBS6	3.387%	12/10/47	2,484	2,585
[3]	COMM Mortgage Trust Series 2014-UBS6	3.644%	12/10/47	7,500	8,058
[3]	COMM Mortgage Trust Series 2014-UBS6	4.048%	12/10/47	2,275	2,447

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	COMM Mortgage Trust Series 2015-CR22	2.856%	3/10/48	449	450
[3]	COMM Mortgage Trust Series 2015-CR22	3.309%	3/10/48	5,325	5,704
[3]	COMM Mortgage Trust Series 2015-CR22	3.603%	3/10/48	6,785	7,276
[3]	COMM Mortgage Trust Series 2015-CR23	3.257%	5/10/48	1,580	1,645
[3]	COMM Mortgage Trust Series 2015-CR23	3.497%	5/10/48	5,250	5,671
[3]	COMM Mortgage Trust Series 2015-CR23	3.801%	5/10/48	1,450	1,567
[3]	COMM Mortgage Trust Series 2015-CR24	3.432%	8/10/48	806	854
[3]	COMM Mortgage Trust Series 2015-CR25	3.759%	8/10/48	4,750	5,183
[3]	COMM Mortgage Trust Series 2015-CR26	3.630%	10/10/48	10,885	11,844
[3]	COMM Mortgage Trust Series 2015-CR27	3.404%	10/10/48	2,975	3,128
[3]	COMM Mortgage Trust Series 2015-CR27	3.612%	10/10/48	3,775	4,099
[3]	COMM Mortgage Trust Series 2015-CR27	4.487%	10/10/48	800	869
[3]	COMM Mortgage Trust Series 2015-DC1	3.350%	2/10/48	8,570	9,168
[3]	COMM Mortgage Trust Series 2015-LC19	3.040%	2/10/48	516	534
[3]	COMM Mortgage Trust Series 2015-LC19	3.183%	2/10/48	4,000	4,265
[3]	COMM Mortgage Trust Series 2015-LC19	3.527%	2/10/48	2,125	2,269
[3]	COMM Mortgage Trust Series 2015-LC21	3.445%	7/10/48	396	418
[3]	COMM Mortgage Trust Series 2015-LC23	3.774%	10/10/48	7,797	8,531
[3]	COMM Mortgage Trust Series 2015-PC1	3.902%	7/10/50	5,915	6,450
[3]	COMM Mortgage Trust Series 2016-CR28	3.762%	2/10/49	10,970	12,028
[3]	COMM Mortgage Trust Series 2016-DC2	3.550%	2/10/49	3,887	4,111
[3]	COMM Mortgage Trust Series 2017-COR2	3.317%	9/10/50	500	535
[3]	COMM Mortgage Trust Series 2017-COR2	3.510%	9/10/50	1,450	1,593
[3]	COMM Mortgage Trust Series 2018-COR3	3.961%	5/10/51	2,500	2,802
[3]	COMM Mortgage Trust Series 2018-COR3	4.228%	5/10/51	6,620	7,542
[3]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	34,465	36,770
[3]	COMM Mortgage Trust Series 2019-GC44	3.263%	8/15/57	2,408	2,584
[3]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.505%	4/15/50	3,750	4,012
[3]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.791%	4/15/50	1,900	2,024
[3]	CSAIL Commercial Mortgage Trust Series 2015-C1	4.044%	4/15/50	1,525	1,583
[3]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.504%	6/15/57	4,650	4,993
[3]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.849%	6/15/57	1,800	1,910

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.448%	8/15/48	2,087	2,176
[3]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.718%	8/15/48	6,700	7,261
[3]	CSAIL Commercial Mortgage Trust Series 2015-C3	4.266%	8/15/48	1,625	1,705
[3]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.617%	11/15/48	1,782	1,880
[3]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	8,000	8,730
[3]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	8,375	9,097
[3]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	7,800	8,447
[3]	CSAIL Commercial Mortgage Trust Series 2017-CX10	3.458%	11/15/50	5,925	6,470
[3]	CSAIL Commercial Mortgage Trust Series 2017-CX9	3.446%	9/15/50	4,175	4,530
[3]	CSAIL Commercial Mortgage Trust Series 2018-CX11	4.033%	4/15/51	12,600	14,096
[3]	CSAIL Commercial Mortgage Trust Series 2018-CX12	4.224%	8/15/51	5,950	6,760
[3]	CSAIL Commercial Mortgage Trust Series 2019-C15	4.053%	3/15/52	15,450	17,432
[3]	CSAIL Commercial Mortgage Trust Series 2019-C16	3.329%	6/15/52	12,500	13,539
[3]	CSAIL Commercial Mortgage Trust Series 2021-C20	2.805%	3/15/54	12,575	13,160
[3]	CSAIL Commercial Mortgage Trust Series 2021-C20	3.076%	3/15/54	2,100	2,217
[3]	DBGS Mortgage Trust Series 2018-C1	4.466%	10/15/51	5,872	6,820
[3]	DBJPM Mortgage Trust Series 2016-C1	3.276%	5/10/49	2,600	2,783
[3]	DBJPM Mortgage Trust Series 2016-C3	2.890%	8/10/49	6,575	6,982
[3]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	5,975	6,515
[3]	DBJPM Mortgage Trust Series 2017-C6	3.561%	6/10/50	1,600	1,728
[3]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	6,973	6,893
[3]	Discover Card Execution Note Trust Series 2017-A2	2.390%	7/15/24	7,300	7,346
[3]	Discover Card Execution Note Trust Series 2018-A1	3.030%	8/15/25	10,175	10,556
[3]	Discover Card Execution Note Trust Series 2019-A3	1.890%	10/15/24	12,025	12,236
[3]	Discover Card Execution Note Trust Series 2021-A1	0.580%	9/15/26	9,725	9,700
[3]	Discover Card Execution Note Trust Series 2021-A2	1.030%	9/15/28	8,250	8,193
[3]	Drive Auto Receivables Trust Series 2018-5	4.300%	4/15/26	1,640	1,697
[3]	Drive Auto Receivables Trust Series 2019-1	4.090%	6/15/26	5,160	5,328
[3]	Drive Auto Receivables Trust Series 2020-2	1.420%	3/17/25	400	402
[3]	Drive Auto Receivables Trust Series 2021-1	0.650%	7/15/25	1,375	1,379
[3]	Drive Auto Receivables Trust Series 2021-1	1.020%	6/15/27	1,175	1,179
[3]	Drive Auto Receivables Trust Series 2021-2	0.580%	12/15/25	3,525	3,526
[3]	Drive Auto Receivables Trust Series 2021-2	0.870%	10/15/27	2,975	2,973

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Drive Auto Receivables Trust Series 2021-2	1.390%	3/15/29	2,550	2,541
[3]	Exeter Automobile Receivables Trust Series 2020-3A	1.320%	7/15/25	3,509	3,536
[3]	Exeter Automobile Receivables Trust Series 2021-1A	0.500%	2/18/25	1,615	1,616
[3]	Exeter Automobile Receivables Trust Series 2021-1A	0.740%	1/15/26	3,915	3,923
[3]	Exeter Automobile Receivables Trust Series 2021-3A	0.690%	1/15/26	1,900	1,902
[3]	Exeter Automobile Receivables Trust Series 2021-3A	0.960%	10/15/26	2,125	2,128
[3]	Exeter Automobile Receivables Trust Series 2021-3A	1.550%	6/15/27	850	850
[3,4]	Fannie Mae-Aces Series 2013-M14	2.634%	4/25/23	1,292	1,321
[3,4]	Fannie Mae-Aces Series 2013-M14	3.329%	10/25/23	7,700	8,084
[3,4]	Fannie Mae-Aces Series 2013-M7	2.280%	12/27/22	1,744	1,778
[3,4]	Fannie Mae-Aces Series 2014-M13	3.021%	8/25/24	4,044	4,284
[3,4]	Fannie Mae-Aces Series 2014-M2	3.513%	12/25/23	5,890	6,185
[3,4]	Fannie Mae-Aces Series 2014-M3	3.501%	1/25/24	2,785	2,940
[3,4]	Fannie Mae-Aces Series 2014-M4	3.346%	3/25/24	4,233	4,481
[3,4]	Fannie Mae-Aces Series 2014-M7	3.338%	6/25/24	7,488	7,944
[3,4]	Fannie Mae-Aces Series 2014-M8	3.056%	6/25/24	4,569	4,800
[3,4]	Fannie Mae-Aces Series 2014-M9	3.103%	7/25/24	5,923	6,260
[3,4]	Fannie Mae-Aces Series 2015-M1	2.532%	9/25/24	9,016	9,456
[3,4]	Fannie Mae-Aces Series 2015-M10	3.092%	4/25/27	3,299	3,586
[3,4]	Fannie Mae-Aces Series 2015-M12	2.884%	5/25/25	6,173	6,565
[3,4]	Fannie Mae-Aces Series 2015-M13	2.797%	6/25/25	3,315	3,518
[3,4]	Fannie Mae-Aces Series 2015-M15	2.923%	10/25/25	8,529	9,113
[3,4]	Fannie Mae-Aces Series 2015-M2	2.620%	12/25/24	4,989	5,248
[3,4]	Fannie Mae-Aces Series 2015-M3	2.723%	10/25/24	3,322	3,497
[3,4]	Fannie Mae-Aces Series 2015-M4	2.509%	7/25/22	2,020	2,034
[3,4]	Fannie Mae-Aces Series 2015-M7	2.590%	12/25/24	5,212	5,477
[3,4]	Fannie Mae-Aces Series 2015-M8	2.344%	1/25/25	323	325
[3,4]	Fannie Mae-Aces Series 2015-M8	2.900%	1/25/25	8,250	8,757
[3,4]	Fannie Mae-Aces Series 2016-M11	2.369%	7/25/26	9,650	10,138
[3,4]	Fannie Mae-Aces Series 2016-M12	2.533%	9/25/26	9,400	9,909
[3,4]	Fannie Mae-Aces Series 2016-M13	2.566%	9/25/26	9,143	9,665
[3,4]	Fannie Mae-Aces Series 2016-M2	2.152%	1/25/23	2,254	2,285
[3,4]	Fannie Mae-Aces Series 2016-M3	2.702%	2/25/26	3,550	3,776
[3,4]	Fannie Mae-Aces Series 2016-M4	2.576%	3/25/26	3,525	3,742
[3,4]	Fannie Mae-Aces Series 2016-M5	2.469%	4/25/26	7,900	8,352
[3,4]	Fannie Mae-Aces Series 2016-M6	2.488%	5/25/26	5,150	5,419
[3,4]	Fannie Mae-Aces Series 2016-M7	2.157%	10/25/23	1,213	1,241
[3,4]	Fannie Mae-Aces Series 2016-M7	2.499%	9/25/26	2,400	2,462
[3,4]	Fannie Mae-Aces Series 2016-M9	2.292%	6/25/26	14,000	14,630
[3,4]	Fannie Mae-Aces Series 2017-M1	2.496%	10/25/26	9,038	9,517
[3,4]	Fannie Mae-Aces Series 2017-M10	2.639%	7/25/24	4,024	4,201
[3,4]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/29	5,100	5,543
[3,4]	Fannie Mae-Aces Series 2017-M12	3.174%	6/25/27	11,549	12,558
[3,4]	Fannie Mae-Aces Series 2017-M14	2.964%	11/25/27	4,065	4,389
[3,4]	Fannie Mae-Aces Series 2017-M15	3.058%	9/25/27	100	108
[3,4]	Fannie Mae-Aces Series 2017-M15	3.198%	11/25/27	11,675	12,451
[3,4]	Fannie Mae-Aces Series 2017-M2	2.891%	2/25/27	6,995	7,516
[3,4]	Fannie Mae-Aces Series 2017-M3	2.549%	12/25/26	12,152	12,903
[3,4]	Fannie Mae-Aces Series 2017-M4	2.641%	12/25/26	10,260	10,910
[3,4]	Fannie Mae-Aces Series 2017-M5	3.228%	4/25/29	1,372	1,513
[3,4]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/27	9,190	9,893
[3,4]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/27	21,979	23,906

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Fannie Mae-Aces Series 2018-M1	3.082%	12/25/27	616	669
[3,4]	Fannie Mae-Aces Series 2018-M10	3.482%	7/25/28	875	975
[3,4]	Fannie Mae-Aces Series 2018-M12	3.775%	8/25/30	15,800	18,183
[3,4]	Fannie Mae-Aces Series 2018-M13	3.820%	9/25/30	7,280	8,433
[3,4]	Fannie Mae-Aces Series 2018-M14	3.700%	8/25/28	9,025	10,226
[3,4]	Fannie Mae-Aces Series 2018-M2	2.999%	1/25/28	20,540	22,295
[3,4]	Fannie Mae-Aces Series 2018-M3	3.191%	2/25/30	3,725	4,111
[3,4]	Fannie Mae-Aces Series 2018-M4	3.161%	3/25/28	6,883	7,546
[3,4]	Fannie Mae-Aces Series 2018-M7	3.150%	3/25/28	4,100	4,498
[3,4]	Fannie Mae-Aces Series 2018-M8	3.436%	6/25/28	4,478	4,988
[3,4]	Fannie Mae-Aces Series 2019-M1	3.673%	9/25/28	13,565	15,362
[3,4]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/29	24,875	26,983
[3,4]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/29	11,010	11,663
[3,4]	Fannie Mae-Aces Series 2019-M2	3.749%	11/25/28	13,575	15,404
[3,4]	Fannie Mae-Aces Series 2019-M21	2.350%	2/25/31	7,645	8,089
[3,4]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/29	15,320	16,322
[3,4]	Fannie Mae-Aces Series 2019-M4	3.610%	2/25/31	9,700	11,163
[3,4]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/29	8,325	9,181
[3,4]	Fannie Mae-Aces Series 2019-M7	3.143%	4/25/29	10,950	12,073
[3,4]	Fannie Mae-Aces Series 2019-M9	2.937%	6/25/29	18,600	20,394
[3,4]	Fannie Mae-Aces Series 2020-M1	2.151%	10/25/29	11,947	12,453
[3,4]	Fannie Mae-Aces Series 2020-M1	2.444%	10/25/29	19,090	20,086
[3,4]	Fannie Mae-Aces Series 2020-M14	1.784%	5/25/30	3,700	3,753
[3,4]	Fannie Mae-Aces Series 2020-M20	1.435%	10/25/29	800	793
[3,4]	Fannie Mae-Aces Series 2020-M29	1.492%	5/25/30	13,625	13,368
[3,4]	Fannie Mae-Aces Series 2020-M42	1.270%	7/25/30	14,300	13,895
[3,4]	Fannie Mae-Aces Series 2020-M46	1.323%	5/25/30	9,850	9,633
[3,4]	Fannie Mae-Aces Series 2020-M5	2.210%	1/25/30	5,785	5,999
[3,4]	Fannie Mae-Aces Series 2020-M52	1.363%	10/25/30	7,725	7,551
[3,4]	Fannie Mae-Aces Series 2021-M1	1.436%	11/25/30	9,985	9,806
[3,4]	Fannie Mae-Aces Series 2021-M11	1.507%	3/25/31	16,650	16,357
[3,4]	Fannie Mae-Aces Series 2021-M13	1.658%	4/25/31	2,490	2,469
[3,4]	Fannie Mae-Aces Series 2021-M3G	1.250%	1/25/31	12,050	11,639
[3,4]	Fannie Mae-Aces Series 2021-M4	1.515%	2/25/31	47,775	46,893
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K017	2.873%	12/25/21	5,053	5,060
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K019	2.272%	3/25/22	4,919	4,945
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K020	2.373%	5/25/22	12,970	13,088
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K021	2.396%	6/25/22	8,140	8,225
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K022	2.355%	7/25/22	567	574
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K026	2.510%	11/25/22	11,500	11,733
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K028	3.111%	2/25/23	8,625	8,889
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K029	3.320%	2/25/23	11,600	12,002
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K030	2.779%	9/25/22	208	208
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K030	3.250%	4/25/23	11,425	11,830
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K031	3.300%	4/25/23	11,806	12,281
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K032	3.016%	2/25/23	1,116	1,134

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K032	3.310%	5/25/23	6,620	6,903
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K033	2.871%	2/25/23	3,393	3,470
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K033	3.060%	7/25/23	12,875	13,402
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K034	3.531%	7/25/23	10,633	11,154
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K035	3.458%	8/25/23	12,800	13,424
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K036	3.527%	10/25/23	400	421
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K037	3.490%	1/25/24	575	608
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	2.604%	10/25/23	679	690
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	3.389%	3/25/24	5,625	5,979
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	2.683%	12/25/23	741	757
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	3.303%	7/25/24	2,500	2,668
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	2.768%	4/25/24	1,851	1,918
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	3.241%	9/25/24	26,445	28,285
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K041	3.171%	10/25/24	9,600	10,266
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.267%	6/25/24	833	854
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.670%	12/25/24	32,520	34,348
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	2.532%	10/25/23	779	796
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	3.062%	12/25/24	6,100	6,518
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K045	2.493%	11/25/24	1,905	1,958
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K045	3.023%	11/25/25	5,800	6,202
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K046	3.205%	3/25/25	5,800	6,247
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	2.827%	12/25/24	940	975
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	3.329%	5/25/25	4,450	4,820
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K048	3.284%	6/25/25	11,350	12,280
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K049	3.010%	7/25/25	3,850	4,136
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K050	3.334%	8/25/25	6,375	6,926
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K052	3.151%	11/25/25	4,150	4,490
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K053	2.995%	12/25/25	2,450	2,640
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K054	2.745%	1/25/26	6,350	6,787
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	2.673%	3/25/26	7,500	8,013

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K056	2.525%	5/25/26	5,325	5,658
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	2.570%	7/25/26	9,375	9,990
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	2.653%	8/25/26	9,400	10,065
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/26	5,000	5,459
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	3.300%	10/25/26	8,000	8,801
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/26	17,600	19,397
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	3.413%	12/25/26	18,250	20,200
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K063	3.430%	1/25/27	16,200	17,941
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K064	3.224%	3/25/27	15,580	17,121
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	3.243%	4/25/27	17,557	19,342
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/27	5,840	6,402
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K067	3.194%	7/25/27	4,002	4,410
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/27	7,823	8,647
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/27	13,875	15,307
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/27	7,875	8,736
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/27	11,050	12,256
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/27	4,525	5,063
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K073	3.350%	1/25/28	7,025	7,827
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/28	10,275	11,602
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K075	3.650%	2/25/28	6,975	7,903
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K076	3.900%	4/25/28	28,500	32,747
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K077	3.850%	5/25/28	12,600	14,455
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K078	3.854%	6/25/28	5,200	5,970
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K079	3.926%	6/25/28	23,650	27,296
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.736%	4/25/28	2,760	3,045
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.926%	7/25/28	10,165	11,745
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K081	3.900%	8/25/28	16,400	18,937
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/28	22,870	26,435
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/28	14,770	17,209
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K084	3.780%	10/25/28	26,940	30,718

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K085	4.060%	10/25/28	13,825	16,140
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.591%	10/25/27	1,191	1,302
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.771%	12/25/28	11,000	12,610
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	3.690%	1/25/29	12,725	14,552
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K089	3.563%	1/25/29	10,000	11,376
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/29	9,625	10,877
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K091	3.505%	3/25/29	3,100	3,520
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K092	3.298%	4/25/29	10,450	11,720
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/29	18,350	20,202
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/29	12,750	13,976
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K095	2.785%	6/25/29	12,625	13,731
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K096	2.519%	7/25/29	10,940	11,702
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K098	2.425%	8/25/29	18,565	19,747
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K099	2.595%	9/25/29	11,690	12,581
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K101	2.524%	10/25/29	16,615	17,771
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K102	2.537%	10/25/29	15,420	16,519
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K103	2.651%	11/25/29	12,550	13,535
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	2.253%	2/25/52	20,560	21,578
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K105	1.872%	3/25/53	4,105	4,192
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K106	2.069%	1/25/30	17,450	18,095
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K108	1.517%	3/25/30	6,725	6,698
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K109	1.558%	4/25/30	9,275	9,259
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K110	1.477%	4/25/30	4,875	4,837
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K111	1.350%	5/25/30	9,875	9,691
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K114	1.366%	6/25/30	10,750	10,559
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K116	1.378%	7/25/30	13,710	13,476
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K117	1.406%	8/25/30	13,350	13,144
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K118	1.493%	9/25/30	17,650	17,494
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K119	1.566%	9/25/30	2,500	2,490
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K120	1.500%	10/25/30	12,360	12,237

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	0.995%	8/25/30	1,365	1,339
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	1.547%	10/25/30	7,850	7,802
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	0.863%	11/25/30	604	593
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	1.521%	11/25/30	7,830	7,762
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K123	1.621%	12/25/30	24,050	24,022
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K124	1.658%	12/25/30	11,675	11,704
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K125	1.846%	1/25/31	85	87
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K126	2.074%	1/25/31	17,640	18,304
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K127	2.108%	1/25/31	21,425	22,255
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K128	2.020%	3/25/31	12,895	13,309
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.342%	9/25/30	2,998	2,973
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.914%	5/25/31	21,275	21,775
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K130	1.723%	6/25/31	8,050	8,101
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K131	1.853%	7/25/31	36,075	36,690
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.718%	1/25/31	3,300	3,821
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.794%	1/25/34	12,220	14,403
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.470%	3/25/31	4,150	4,728
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.542%	3/25/34	10,275	11,872
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	25,260	27,220
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1514	2.859%	10/25/34	10,025	10,941
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1515	1.940%	2/25/35	13,000	12,766
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1516	1.721%	5/25/35	9,825	9,387
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1517	1.716%	7/25/35	18,200	17,401
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1518	1.860%	10/25/35	4,200	4,070
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1519	2.013%	12/25/35	22,026	21,714

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.080%	1/25/31	3,500	3,856
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.007%	7/25/35	2,900	2,969
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.438%	2/25/36	10,350	10,721
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/36	8,050	8,089
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.294%	3/25/29	14,900	16,597
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.117%	10/25/31	8,100	9,060
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.424%	4/25/32	1,500	1,699
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.459%	11/25/32	4,475	5,110
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	11/25/32	4,100	4,750
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	4/25/33	8,900	10,430
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	5/25/33	2,925	3,449
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	8/25/33	3,775	4,513
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	3.900%	12/25/30	9,248	10,826
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	3.950%	11/25/30	3,330	3,905
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K718	2.791%	1/25/22	5,049	5,066
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K720	2.716%	6/25/22	4,364	4,408
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K722	2.183%	5/25/22	957	963
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K723	2.454%	8/25/23	4,533	4,677
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K724	3.062%	11/25/23	9,800	10,208
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K725	3.002%	1/25/24	16,500	17,289
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K726	2.905%	4/25/24	6,777	7,096
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K727	2.946%	7/25/24	14,700	15,416
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K728	3.064%	8/25/24	18,175	19,208
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K729	3.136%	10/25/24	50,325	53,488
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K730	3.452%	9/25/24	194	200
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K730	3.590%	1/25/25	12,100	13,015
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K731	3.600%	2/25/25	10,225	10,945
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K732	3.700%	5/25/25	10,450	11,327
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K734	3.208%	2/25/26	16,725	18,094

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K735	2.862%	5/25/26	16,250	17,421
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K737	2.525%	10/25/26	19,000	20,163
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K738	1.545%	1/25/27	1,225	1,249
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K739	1.336%	9/25/27	20,375	20,486
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K741	1.603%	12/25/27	24,400	24,831
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K742	1.760%	3/25/28	9,950	10,212
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K743	1.770%	5/25/28	6,650	6,824
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K744	1.712%	7/25/28	4,775	4,881
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K745	1.657%	8/25/28	2,850	2,901
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series KC02	3.370%	7/25/25	8,300	8,775
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series KW01	2.853%	1/25/26	7,000	7,501
[3]	Fifth Third Auto Trust Series 2019-1	2.640%	12/15/23	2,534	2,556
[3]	Fifth Third Auto Trust Series 2019-1	2.690%	11/16/26	1,875	1,925
[3]	Ford Credit Auto Lease Trust Series 2021-A	0.260%	2/15/24	4,955	4,956
[3]	Ford Credit Auto Lease Trust Series 2021-A	0.300%	4/15/24	1,000	1,000
[3]	Ford Credit Auto Lease Trust Series 2021-B	0.370%	10/15/24	6,650	6,642
[3]	Ford Credit Auto Owner Trust Series 2019-A	2.780%	9/15/23	3,127	3,155
[3]	Ford Credit Auto Owner Trust Series 2019-A	2.850%	8/15/24	2,925	3,000
[3]	Ford Credit Auto Owner Trust Series 2020-A	1.040%	8/15/24	550	553
[3]	Ford Credit Auto Owner Trust Series 2020-B	0.560%	10/15/24	6,675	6,692
[3]	Ford Credit Auto Owner Trust Series 2020-B	0.790%	11/15/25	1,375	1,384
[3]	Ford Credit Auto Owner Trust Series 2020-C	0.410%	7/15/25	3,175	3,178
[3]	Ford Credit Auto Owner Trust Series 2020-C	0.510%	8/15/26	1,350	1,342
[3]	Ford Credit Auto Owner Trust Series 2021-A	0.300%	8/15/25	7,340	7,328
[3]	Ford Credit Auto Owner Trust Series 2021-A	0.490%	9/15/26	2,680	2,661
[3]	Ford Credit Floorplan Master Owner Trust A Series 2017-3	2.480%	9/15/24	14,510	14,811
[3]	Ford Credit Floorplan Master Owner Trust A Series 2018-2	3.170%	3/15/25	9,275	9,657
[3]	Ford Credit Floorplan Master Owner Trust A Series 2018-4	4.060%	11/15/30	2,100	2,384
[3]	Ford Credit Floorplan Master Owner Trust A Series 2019-2	3.060%	4/15/26	8,275	8,753
[3]	Ford Credit Floorplan Master Owner Trust A Series 2019-4	2.440%	9/15/26	8,585	8,978
[3]	Ford Credit Floorplan Master Owner Trust A Series 2020-1	0.700%	9/15/25	11,745	11,803

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	9,765	9,736
[3]	GM Financial Automobile Leasing Trust Series 2020-1	1.670%	12/20/22	840	843
[3]	GM Financial Automobile Leasing Trust Series 2020-1	1.700%	12/20/23	420	423
[3]	GM Financial Automobile Leasing Trust Series 2020-2	0.800%	7/20/23	775	778
[3]	GM Financial Automobile Leasing Trust Series 2020-3	0.510%	10/21/24	775	777
[3]	GM Financial Automobile Leasing Trust Series 2020-3	0.760%	10/21/24	400	402
[3]	GM Financial Automobile Leasing Trust Series 2021-2	0.340%	5/20/24	4,675	4,675
[3]	GM Financial Automobile Leasing Trust Series 2021-2	0.410%	5/20/25	700	698
[3]	GM Financial Automobile Leasing Trust Series 2021-3	0.390%	10/21/24	6,350	6,331
[3]	GM Financial Automobile Leasing Trust Series 2021-3	0.500%	7/21/25	1,025	1,022
[3]	GM Financial Consumer Automobile Receivables Trust Series 2018-2	2.810%	12/16/22	292	292
[3]	GM Financial Consumer Automobile Receivables Trust Series 2018-2	3.020%	12/18/23	4,075	4,110
[3]	GM Financial Consumer Automobile Receivables Trust Series 2018-4	3.320%	6/17/24	1,075	1,100
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-1	1.900%	3/17/25	1,265	1,292
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.450%	4/16/25	7,025	7,035
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.580%	1/16/26	1,175	1,179
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.380%	8/18/25	4,980	4,985
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.500%	2/17/26	685	684
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.350%	10/16/25	3,761	3,762
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.540%	5/17/27	11,330	11,298
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.510%	4/16/26	2,735	2,739
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.820%	10/16/26	850	854
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.480%	6/16/26	5,200	5,194
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.730%	8/16/27	2,575	2,567
[3]	GM Financial Leasing Trust Series 2021-1	0.260%	2/20/24	3,360	3,359
[3]	GM Financial Leasing Trust Series 2021-1	0.330%	2/20/25	840	840
[3]	GM Financial Leasing Trust Series 2021-1	0.540%	2/20/25	510	510
[3]	GS Mortgage Securities Corp. II Series 2013-GC10	2.943%	2/10/46	3,744	3,841
[3]	GS Mortgage Securities Corp. II Series 2013-GC10	3.279%	2/10/46	1,310	1,344
[3]	GS Mortgage Securities Trust Series 2012-GCJ7	3.377%	5/10/45	730	730

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	GS Mortgage Securities Trust Series 2012-GCJ9	2.773%	11/10/45	2,869	2,919
[3]	GS Mortgage Securities Trust Series 2013-GC12	3.135%	6/10/46	2,255	2,335
[3]	GS Mortgage Securities Trust Series 2013-GC12	3.375%	6/10/46	966	999
[3]	GS Mortgage Securities Trust Series 2013-GC14	3.817%	8/10/46	469	481
[3]	GS Mortgage Securities Trust Series 2013-GC16	3.813%	11/10/46	346	359
[3]	GS Mortgage Securities Trust Series 2013-GC16	4.271%	11/10/46	6,450	6,869
[3]	GS Mortgage Securities Trust Series 2014-GC18	4.074%	1/10/47	15,250	16,232
[3]	GS Mortgage Securities Trust Series 2014-GC18	4.383%	1/10/47	2,750	2,880
[3]	GS Mortgage Securities Trust Series 2014-GC20	3.998%	4/10/47	1,500	1,603
[3]	GS Mortgage Securities Trust Series 2014-GC22	3.467%	6/10/47	753	779
[3]	GS Mortgage Securities Trust Series 2014-GC22	3.516%	6/10/47	130	130
[3]	GS Mortgage Securities Trust Series 2014-GC22	3.862%	6/10/47	1,350	1,449
[3]	GS Mortgage Securities Trust Series 2014-GC24	3.931%	9/10/47	6,282	6,787
[3]	GS Mortgage Securities Trust Series 2014-GC24	4.648%	9/10/47	1,175	1,224
[3]	GS Mortgage Securities Trust Series 2014-GC26	3.365%	11/10/47	1,453	1,511
[3]	GS Mortgage Securities Trust Series 2014-GC26	3.629%	11/10/47	7,475	8,039
[3]	GS Mortgage Securities Trust Series 2014-GC26	3.964%	11/10/47	1,325	1,422
[3]	GS Mortgage Securities Trust Series 2014-GC26	4.215%	11/10/47	1,125	1,144
[3]	GS Mortgage Securities Trust Series 2015-GC28	3.396%	2/10/48	4,400	4,714
[3]	GS Mortgage Securities Trust Series 2015-GC30	3.382%	5/10/50	4,675	5,025
[3]	GS Mortgage Securities Trust Series 2015-GC32	3.513%	7/10/48	2,854	3,001
[3]	GS Mortgage Securities Trust Series 2015-GC32	3.764%	7/10/48	1,425	1,554
[3]	GS Mortgage Securities Trust Series 2015-GC34	3.244%	10/10/48	2,996	3,149
[3]	GS Mortgage Securities Trust Series 2015-GC34	3.278%	10/10/48	3,057	3,214
[3]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/48	3,400	3,683
[3]	GS Mortgage Securities Trust Series 2016-GS2	3.050%	5/10/49	2,700	2,884
[3]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	7,125	7,556
[3]	GS Mortgage Securities Trust Series 2016-GS4	3.178%	11/10/49	750	800
[3]	GS Mortgage Securities Trust Series 2016-GS4	3.442%	11/10/49	2,450	2,667
[3]	GS Mortgage Securities Trust Series 2016-GS4	3.645%	11/10/49	1,825	1,962

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	GS Mortgage Securities Trust Series 2017-GS5	3.674%	3/10/50	5,750	6,342
[3]	GS Mortgage Securities Trust Series 2017-GS5	3.826%	3/10/50	2,300	2,505
[3]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/50	9,000	9,840
[3]	GS Mortgage Securities Trust Series 2017-GS6	4.322%	5/10/50	850	920
[3]	GS Mortgage Securities Trust Series 2017-GS7	3.430%	8/10/50	14,339	15,667
[3]	GS Mortgage Securities Trust Series 2017-GS7	3.663%	8/10/50	3,700	4,006
[3]	GS Mortgage Securities Trust Series 2017-GS8	3.205%	11/10/50	13,910	14,936
[3]	GS Mortgage Securities Trust Series 2019-GC39	3.567%	5/10/52	5,775	6,410
[3]	GS Mortgage Securities Trust Series 2019-GC40	2.904%	7/10/52	5,200	5,514
[3]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	6,250	6,768
[3]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/1/52	12,280	13,165
[3]	GS Mortgage Securities Trust Series 2019-GC42	3.212%	9/1/52	2,875	3,079
[3]	GS Mortgage Securities Trust Series 2019-GSA1	3.048%	11/10/52	5,535	5,916
[3]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	5,910	6,290
[3]	GS Mortgage Securities Trust Series 2020-GC45	3.173%	2/13/53	1,690	1,791
[3]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	2,780	2,846
[3]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	5,175	5,110
[3]	GS Mortgage Securities Trust Series 2020-GSA2	2.224%	12/12/53	800	791
[3]	Harley-Davidson Motorcycle Trust Series 2021-B	0.560%	11/16/26	8,050	8,049
[3]	Harley-Davidson Motorcycle Trust Series 2021-B	0.820%	5/15/29	1,500	1,495
[3]	Honda Auto Receivables Owner Trust Series 2018-2	3.160%	8/19/24	1,620	1,622
[3]	Honda Auto Receivables Owner Trust Series 2019-2	2.520%	6/21/23	3,653	3,688
[3]	Honda Auto Receivables Owner Trust Series 2019-2	2.540%	3/21/25	1,360	1,390
[3]	Honda Auto Receivables Owner Trust Series 2020-1	1.630%	10/21/26	765	780
[3]	Honda Auto Receivables Owner Trust Series 2020-2	0.820%	7/15/24	3,105	3,121
[3]	Honda Auto Receivables Owner Trust Series 2020-3	0.370%	10/18/24	16,350	16,369
[3]	Honda Auto Receivables Owner Trust Series 2020-3	0.460%	4/19/27	875	876
[3]	Honda Auto Receivables Owner Trust Series 2021-1	0.270%	4/21/25	4,785	4,779
[3]	Honda Auto Receivables Owner Trust Series 2021-1	0.420%	1/21/28	2,040	2,030
[3]	Honda Auto Receivables Owner Trust Series 2021-2	0.330%	8/15/25	6,375	6,367

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Honda Auto Receivables Owner Trust Series 2021-3	0.410%	11/18/25	3,400	3,395
[3]	Honda Auto Receivables Owner Trust Series 2021-3	0.600%	12/20/27	750	747
[3]	Hyundai Auto Receivables Trust Series 2018-A	2.940%	6/17/24	1,827	1,836
[3]	Hyundai Auto Receivables Trust Series 2019-B	2.000%	4/15/25	750	769
[3]	Hyundai Auto Receivables Trust Series 2020-A	1.410%	11/15/24	480	485
[3]	Hyundai Auto Receivables Trust Series 2020-B	0.480%	12/16/24	1,975	1,978
[3]	Hyundai Auto Receivables Trust Series 2020-B	0.620%	12/15/25	775	778
[3]	Hyundai Auto Receivables Trust Series 2020-C	0.380%	5/15/25	2,250	2,251
[3]	Hyundai Auto Receivables Trust Series 2020-C	0.490%	11/16/26	600	598
[3]	Hyundai Auto Receivables Trust Series 2021-A	0.380%	9/15/25	1,900	1,899
[3]	Hyundai Auto Receivables Trust Series 2021-A	0.620%	5/17/27	850	846
[3]	John Deere Owner Trust Series 2021-B	0.520%	3/16/26	4,675	4,666
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C6	3.507%	5/15/45	3,220	3,247
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C8	2.829%	10/15/45	8,694	8,830
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX	3.483%	6/15/45	875	884
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-LC9	2.840%	12/15/47	1,402	1,425
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C10	3.143%	12/15/47	2,347	2,411
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C10	3.372%	12/15/47	1,042	1,074
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.674%	12/15/46	503	518
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.881%	12/15/46	1,029	1,074
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.166%	12/15/46	4,900	5,211
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.517%	12/15/46	1,250	1,332
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	5.124%	12/15/46	1,250	1,340
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	2.960%	4/15/46	6,766	6,965
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	3.499%	4/15/46	1,725	1,760

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C20	3.805%	7/15/47	2,045	2,178
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1	3.914%	1/15/49	2,825	3,115
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	9,250	9,791
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	3.397%	8/15/49	1,225	1,278
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.648%	12/15/49	3,675	4,036
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.870%	12/15/49	2,950	3,222
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	3.664%	7/15/45	1,982	2,063
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	4.174%	7/15/45	655	683
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	3.761%	8/15/46	379	393
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.133%	8/15/46	1,990	2,075
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.409%	8/15/46	740	781
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	3.659%	11/15/45	200	206
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	4.131%	11/15/45	3,920	4,163
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	4.420%	11/15/45	2,010	2,132
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	3.705%	1/15/47	532	551
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.199%	1/15/47	4,320	4,615
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.458%	1/15/47	775	827
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	5.049%	1/15/47	1,163	1,240
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.079%	2/15/47	18,760	20,004
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.439%	2/15/47	771	823
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.956%	2/15/47	935	991
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.669%	4/15/47	631	638
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.997%	4/15/47	1,900	2,025
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	4.243%	4/15/47	1,525	1,632
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.428%	8/15/47	517	535
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.775%	8/15/47	950	1,019
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.997%	8/15/47	575	615
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	3.801%	9/15/47	5,850	6,290

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	4.110%	9/15/47	1,550	1,648
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	3.934%	9/15/47	2,919	3,155
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	4.202%	9/15/47	1,722	1,849
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	2.940%	11/15/47	375	378
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	1,525	1,636
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.914%	11/15/47	2,750	2,889
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	3.672%	11/15/47	6,825	7,339
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	4.065%	11/15/47	1,900	2,020
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.494%	1/15/48	12,720	13,645
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.800%	1/15/48	1,875	2,008
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.951%	1/15/48	1,875	1,970
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.017%	2/15/48	2,616	2,725
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.042%	10/15/48	986	1,021
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.532%	10/15/48	1,125	1,196
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.304%	5/15/48	2,067	2,162
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.611%	5/15/48	2,900	3,121
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.559%	7/15/48	2,621	2,736
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.822%	7/15/48	3,600	3,937
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	4.226%	7/15/48	1,850	2,022
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.540%	8/15/48	1,314	1,383
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	14,913	16,163
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.358%	11/15/48	3,403	3,578
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	3,575	3,838
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C33	3.770%	12/15/48	2,610	2,867
[3]	JPMBB Commercial Mortgage Securities Trust Series 2016-C1	3.316%	3/15/49	2,418	2,551
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/50	10,950	12,085
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.876%	3/15/50	2,300	2,522
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.050%	7/15/50	987	996
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/50	8,800	9,623
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.744%	7/15/50	2,800	3,049

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP7	3.454%	9/15/50	1,250	1,367
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4	4.029%	3/10/52	13,605	15,397
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.386%	6/13/52	9,375	10,223
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.669%	6/13/52	825	906
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.144%	6/15/49	2,580	2,744
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.484%	6/15/49	1,250	1,309
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.414%	3/15/50	3,108	3,302
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.694%	3/15/50	13,400	14,716
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.858%	3/15/50	3,975	4,345
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	2,825	3,104
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/50	1,775	1,934
[3]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	11,960	13,604
[3]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.421%	6/15/51	1,250	1,423
[3]	JPMDB Commercial Mortgage Securities Trust Series 2019-COR6	3.057%	11/13/52	12,525	13,421
[3]	JPMDB Commercial Mortgage Securities Trust Series 2020-COR7	2.180%	5/13/53	2,750	2,773
[3]	Mercedes-Benz Auto Lease Trust Series 2020-A	1.840%	12/15/22	2,208	2,218
[3]	Mercedes-Benz Auto Lease Trust Series 2020-A	1.880%	9/15/25	1,250	1,264
[3]	Mercedes-Benz Auto Lease Trust Series 2020-B	0.500%	6/15/26	480	481
[3]	Mercedes-Benz Auto Lease Trust Series 2021-A	0.250%	1/16/24	3,435	3,436
[3]	Mercedes-Benz Auto Lease Trust Series 2021-A	0.320%	10/15/26	1,425	1,423
[3]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.400%	11/15/24	2,750	2,750
[3]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.510%	3/15/27	1,175	1,173
[3]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.550%	2/18/25	1,955	1,960
[3]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.770%	10/15/26	400	402
[3]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.460%	6/15/26	3,650	3,647
[3]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.730%	12/15/27	600	598
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5	3.176%	8/15/45	2,890	2,910
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6	2.858%	11/15/45	2,879	2,919
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	4.216%	7/15/46	1,780	1,866
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	4.297%	8/15/46	990	1,042

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	4.497%	8/15/46	490	486
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12	3.824%	10/15/46	295	303
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12	4.259%	10/15/46	3,360	3,558
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.039%	11/15/46	2,200	2,337
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.909%	11/15/46	1,100	1,171
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7	2.918%	2/15/46	1,707	1,745
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7	3.214%	2/15/46	341	349
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8	3.134%	12/15/48	2,100	2,152
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8	3.376%	12/15/48	1,000	1,028
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9	3.102%	5/15/46	1,275	1,313
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9	3.456%	5/15/46	1,125	1,163
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.064%	2/15/47	3,050	3,257
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	5.028%	2/15/47	1,150	1,231
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.477%	6/15/47	408	423
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.892%	6/15/47	2,875	3,075
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.492%	6/15/47	1,150	1,189
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	3.923%	10/15/47	1,000	1,078
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	4.606%	10/15/47	1,150	1,228
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.326%	12/15/47	1,285	1,336
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.526%	12/15/47	3,275	3,503
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.069%	2/15/48	1,083	1,122
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	6,650	7,082
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21	3.338%	3/15/48	1,500	1,594
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.040%	4/15/48	2,771	2,863
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.306%	4/15/48	2,950	3,148
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.883%	4/15/48	1,875	1,957
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.398%	7/15/50	774	807
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	8,650	9,367
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.732%	5/15/48	5,265	5,737
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.383%	10/15/48	3,208	3,352

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	4,575	4,981
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.323%	10/15/48	1,884	1,977
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.531%	10/15/48	2,825	3,067
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.557%	12/15/47	1,493	1,572
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.753%	12/15/47	2,175	2,369
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.272%	1/15/49	6,699	7,090
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.288%	1/15/49	2,164	2,248
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.544%	1/15/49	7,000	7,576
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.140%	5/15/49	1,391	1,459
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.325%	5/15/49	1,550	1,672
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30	2.860%	9/15/49	7,300	7,720
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31	3.102%	11/15/49	9,400	10,081
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	8,350	9,201
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.994%	12/15/49	3,050	3,337
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.599%	5/15/50	6,500	7,123
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.852%	5/15/50	3,800	4,171
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.276%	11/15/52	3,600	3,872
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	5,250	5,771
[3]	Morgan Stanley Capital I Series 2017-HR2	3.587%	12/15/50	1,125	1,243
[3,5]	Morgan Stanley Capital I Inc. Series 2021-L7	2.574%	9/15/31	8,465	8,719
[3]	Morgan Stanley Capital I Trust Series 2012-C4	3.244%	3/15/45	1,354	1,361
[3]	Morgan Stanley Capital I Trust Series 2012-C4	3.773%	3/15/45	1,800	1,809
[3]	Morgan Stanley Capital I Trust Series 2015-MS1	3.779%	5/15/48	1,360	1,477
[3]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	3,525	3,852
[3]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	3,650	3,910
[3]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.282%	11/15/49	2,951	3,136
[3]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	7,300	7,725
[3]	Morgan Stanley Capital I Trust Series 2016-UB12	3.596%	12/15/49	7,350	8,046
[3]	Morgan Stanley Capital I Trust Series 2016-UB12	3.778%	12/15/49	3,000	3,113
[3]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.329%	3/15/49	575	616

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Morgan Stanley Capital I Trust Series 2017-H1	3.530%	6/15/50	6,750	7,412
[3]	Morgan Stanley Capital I Trust Series 2018-H4	4.310%	12/15/51	9,975	11,430
[3]	Morgan Stanley Capital I Trust Series 2019-H6	3.417%	6/15/52	11,660	12,761
[3]	Morgan Stanley Capital I Trust Series 2019-H6	3.700%	6/15/52	1,450	1,589
[3]	Morgan Stanley Capital I Trust Series 2019-H7	3.261%	7/15/52	5,650	6,125
[3]	Morgan Stanley Capital I Trust Series 2019-L2	3.806%	3/15/52	3,025	3,352
[3]	Morgan Stanley Capital I Trust Series 2019-L2	4.071%	3/15/52	6,700	7,602
[3]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	8,435	9,083
[3]	Morgan Stanley Capital I Trust Series 2020-HR8	2.041%	7/15/53	7,000	6,979
[3]	Morgan Stanley Capital I Trust Series 2020-L4	2.698%	2/15/53	8,495	8,898
[3]	Morgan Stanley Capital I Trust Series 2020-L4	2.880%	2/15/53	1,275	1,332
[3]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/54	4,275	4,376
[3]	Morgan Stanley Capital I Trust Series 2021-L6	2.749%	6/15/54	750	767
[3]	Morgan Stanley Capital I Trust Series 2021-L6	2.951%	6/15/54	450	460
[3]	Nissan Auto Lease Trust Series 2020-A	1.840%	1/17/23	1,618	1,624
[3]	Nissan Auto Lease Trust Series 2020-A	1.880%	4/15/25	850	859
[3]	Nissan Auto Receivables Owner Trust Series 2018-A	2.890%	6/17/24	2,273	2,290
[3]	Nissan Auto Receivables Owner Trust Series 2019-B	2.500%	11/15/23	3,199	3,230
[3]	Nissan Auto Receivables Owner Trust Series 2019-B	2.540%	12/15/25	1,455	1,497
[3]	Nissan Auto Receivables Owner Trust Series 2019-C	1.950%	5/15/26	1,650	1,697
[3]	Nissan Auto Receivables Owner Trust Series 2020-A	1.380%	12/16/24	1,550	1,564
[3]	Nissan Auto Receivables Owner Trust Series 2020-B	0.550%	7/15/24	2,250	2,255
[3]	Nissan Auto Receivables Owner Trust Series 2020-B	0.710%	2/16/27	600	603
[3]	Nissan Auto Receivables Owner Trust Series 2021-A	0.330%	10/15/25	5,640	5,636
[3]	Nissan Auto Receivables Owner Trust Series 2021-A	0.570%	9/15/27	2,650	2,634
[3]	PSNH Funding LLC 3 Series 2018-1	3.094%	2/1/26	772	798
[3]	PSNH Funding LLC 3 Series 2018-1	3.506%	8/1/28	975	1,058
[3]	PSNH Funding LLC 3 Series 2018-1	3.814%	2/1/35	2,200	2,515
[3]	Santander Drive Auto Receivables Trust Series 2020-1	4.110%	12/15/25	2,180	2,275
[3]	Santander Drive Auto Receivables Trust Series 2020-2	0.960%	11/15/24	1,175	1,178
[3]	Santander Drive Auto Receivables Trust Series 2020-2	1.460%	9/15/25	1,575	1,589
[3]	Santander Drive Auto Receivables Trust Series 2020-3	0.690%	3/17/25	1,575	1,577
[3]	Santander Drive Auto Receivables Trust Series 2020-3	1.120%	1/15/26	1,175	1,182

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Santander Drive Auto Receivables Trust Series 2020-4	0.730%	3/17/25	1,190	1,193
[3]	Santander Drive Auto Receivables Trust Series 2020-4	1.010%	1/15/26	1,590	1,599
[3]	Santander Drive Auto Receivables Trust Series 2021-1	0.500%	4/15/25	4,250	4,255
[3]	Santander Drive Auto Receivables Trust Series 2021-1	0.750%	2/17/26	2,325	2,335
[3]	Santander Drive Auto Receivables Trust Series 2021-2	0.590%	9/15/25	1,600	1,601
[3]	Santander Drive Auto Receivables Trust Series 2021-2	0.900%	6/15/26	3,600	3,616
[3]	Santander Drive Auto Receivables Trust Series 2021-2	1.350%	7/15/27	3,140	3,142
[3]	Santander Drive Auto Receivables Trust Series 2021-3	0.950%	9/15/27	2,150	2,152
[3]	Santander Drive Auto Receivables Trust Series 2021-3	1.330%	9/15/27	3,000	2,995
[3]	SG Commercial Mortgage Securities Trust Series 2016-C5	3.055%	10/10/48	5,975	6,313
[3]	Synchrony Card Funding LLC Series 2019-A2	2.340%	6/15/25	2,820	2,863
[3]	Synchrony Credit Card Master Note Trust Series 2017-2	2.620%	10/15/25	6,675	6,840
[3]	Synchrony Credit Card Master Note Trust Series 2018-2	3.470%	5/15/26	12,300	12,923
[3]	Toyota Auto Receivables Owner Trust Series 2018-A	2.520%	5/15/23	1,765	1,774
[3]	Toyota Auto Receivables Owner Trust Series 2018-B	2.960%	9/15/22	162	162
[3]	Toyota Auto Receivables Owner Trust Series 2018-B	3.110%	11/15/23	900	910
[3]	Toyota Auto Receivables Owner Trust Series 2020-A	1.680%	5/15/25	4,040	4,132
[3]	Toyota Auto Receivables Owner Trust Series 2020-B	1.360%	8/15/24	480	484
[3]	Toyota Auto Receivables Owner Trust Series 2020-C	0.440%	10/15/24	1,840	1,843
[3]	Toyota Auto Receivables Owner Trust Series 2020-D	0.350%	1/15/25	3,315	3,317
[3]	Toyota Auto Receivables Owner Trust Series 2020-D	0.470%	1/15/26	645	645
[3]	Toyota Auto Receivables Owner Trust Series 2021-A	0.260%	5/15/25	2,750	2,748
[3]	Toyota Auto Receivables Owner Trust Series 2021-A	0.390%	6/15/26	1,100	1,092
[3]	Toyota Auto Receivables Owner Trust Series 2021-B	0.260%	11/17/25	17,075	17,024
[3]	Toyota Auto Receivables Owner Trust Series 2021-B	0.530%	10/15/26	2,125	2,109
[3]	Toyota Auto Receivables Owner Trust Series 2021-C	0.430%	1/15/26	5,925	5,918
[3]	Toyota Auto Receivables Owner Trust Series 2021-C	0.720%	1/15/27	1,300	1,295
[3]	UBS Commercial Mortgage Trust Series 2017-C1	3.460%	6/15/50	7,950	8,628
[3]	UBS Commercial Mortgage Trust Series 2017-C1	3.724%	6/15/50	3,400	3,687
[3]	UBS Commercial Mortgage Trust Series 2017-C2	3.487%	8/15/50	5,850	6,376

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	UBS Commercial Mortgage Trust Series 2017-C2	3.740%	8/15/50	1,550	1,683
[3]	UBS Commercial Mortgage Trust Series 2017-C3	3.426%	8/15/50	7,325	7,938
[3]	UBS Commercial Mortgage Trust Series 2017-C3	3.739%	8/15/50	2,900	3,155
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.301%	10/15/50	4,700	5,000
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.563%	10/15/50	5,875	6,425
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.836%	10/15/50	2,594	2,815
[3]	UBS Commercial Mortgage Trust Series 2017-C5	3.474%	11/15/50	3,950	4,305
[3]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	5,700	6,294
[3]	UBS Commercial Mortgage Trust Series 2017-C7	4.061%	12/15/50	3,000	3,299
[3]	UBS Commercial Mortgage Trust Series 2018-C10	4.313%	5/15/51	8,250	9,398
[3]	UBS Commercial Mortgage Trust Series 2018-C11	4.241%	6/15/51	1,550	1,757
[3]	UBS Commercial Mortgage Trust Series 2018-C12	4.296%	8/15/51	10,265	11,677
[3]	UBS Commercial Mortgage Trust Series 2018-C12	4.587%	8/15/51	4,000	4,605
[3]	UBS Commercial Mortgage Trust Series 2018-C13	4.208%	10/15/51	1,786	1,875
[3]	UBS Commercial Mortgage Trust Series 2018-C13	4.334%	10/15/51	9,825	11,249
[3]	UBS Commercial Mortgage Trust Series 2018-C13	4.585%	10/15/51	1,750	2,005
[3]	UBS Commercial Mortgage Trust Series 2018-C14	4.448%	12/15/51	10,250	11,821
[3]	UBS Commercial Mortgage Trust Series 2018-C15	4.341%	12/15/51	9,375	10,796
[3]	UBS Commercial Mortgage Trust Series 2018-C8	3.720%	2/15/51	6,125	6,757
[3]	UBS Commercial Mortgage Trust Series 2018-C8	3.983%	2/15/51	2,225	2,497
[3]	UBS Commercial Mortgage Trust Series 2018-C8	4.215%	2/15/51	3,250	3,649
[3]	UBS Commercial Mortgage Trust Series 2018-C9	4.117%	3/15/51	12,275	13,779
[3]	UBS Commercial Mortgage Trust Series 2019-C16	3.605%	4/15/52	4,200	4,626
[3]	UBS Commercial Mortgage Trust Series 2019-C16	3.887%	4/15/52	1,250	1,381
[3]	UBS Commercial Mortgage Trust Series 2019-C17	2.921%	10/15/52	4,910	5,193
[3]	UBS Commercial Mortgage Trust Series 2019-C18	3.035%	12/15/52	2,850	3,037
[3]	UBS Commercial Mortgage Trust Series 2019-C18	3.378%	12/15/52	1,700	1,816
[3]	UBS-Barclays Commercial Mortgage Trust Series 2012-C4	2.850%	12/10/45	10,200	10,400
[3]	UBS-Barclays Commercial Mortgage Trust Series 2013-C5	3.185%	3/10/46	2,870	2,939
[3]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.244%	4/10/46	4,765	4,907

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.469%	4/10/46	700	721
[3]	Verizon Master Trust Series 2021-1	0.500%	5/20/27	28,975	28,917
[3]	Verizon Owner Trust Series 2020-A	1.850%	7/22/24	8,470	8,581
[3]	Verizon Owner Trust Series 2020-B	0.470%	2/20/25	22,695	22,747
[3]	Verizon Owner Trust Series 2020-C	0.410%	4/21/25	11,405	11,422
[3]	Volkswagen Auto Loan Enhanced Trust Series 2018-1	3.020%	11/21/22	212	213
[3]	Volkswagen Auto Loan Enhanced Trust Series 2018-1	3.150%	7/22/24	850	855
[3]	Volkswagen Auto Loan Enhanced Trust Series 2020-1	0.980%	11/20/24	1,200	1,207
[3]	Wells Fargo Commercial Mortgage Trust Series 2012-LC5	2.918%	10/15/45	4,389	4,452
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.477%	8/15/50	424	439
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.817%	8/15/50	12,090	12,909
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	4.020%	8/15/50	400	414
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.244%	12/15/47	901	937
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.271%	12/15/47	787	789
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.405%	12/15/47	3,725	3,988
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.808%	12/15/47	10,875	11,630
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	2.991%	2/15/48	2,578	2,670
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.166%	2/15/48	2,075	2,207
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.580%	2/15/48	1,500	1,580
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.540%	5/15/48	7,707	8,329
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.872%	5/15/48	1,040	1,119
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.400%	6/15/48	2,800	2,919
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.637%	6/15/48	1,250	1,356
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.411%	9/15/58	932	1,000
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.664%	9/15/58	3,015	3,278
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C31	3.695%	11/15/48	2,861	3,119
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	2.978%	4/15/50	720	747
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.184%	4/15/50	4,535	4,838
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.719%	4/15/50	1,900	1,998
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.571%	9/15/58	1,129	1,188
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.839%	9/15/58	2,000	2,189
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	4.207%	9/15/58	1,775	1,940

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	2.632%	5/15/48	219	219
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	2.934%	5/15/48	1,721	1,769
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	3.148%	5/15/48	1,500	1,598
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS2	3.767%	7/15/58	5,000	5,446
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.656%	12/15/48	2,468	2,604
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.809%	12/15/48	1,800	1,974
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-SG1	3.789%	9/15/48	7,637	8,190
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/49	8,875	9,332
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.814%	8/15/49	1,200	1,242
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.324%	1/15/59	1,681	1,762
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	4,200	4,569
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C33	3.426%	3/15/59	1,450	1,572
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C34	3.096%	6/15/49	2,900	3,069
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C36	2.807%	11/15/59	2,300	2,397
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C36	3.065%	11/15/59	1,450	1,533
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.794%	12/15/49	2,900	3,212
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.825%	10/15/49	3,169	3,306
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.942%	10/15/49	5,654	6,027
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-LC25	3.640%	12/15/59	1,020	1,120
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	16,405	17,984
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.665%	7/15/50	4,556	4,929
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.418%	9/15/50	7,175	7,846
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.702%	9/15/50	3,900	4,244
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	3,925	4,221
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	5,900	6,489
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.854%	10/15/50	1,575	1,717
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	10,150	11,084
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C42	3.330%	12/15/50	4,815	5,192
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-RB1	3.635%	3/15/50	10,000	11,027
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	15,275	16,771

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.012%	3/15/51	12,250	13,802
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.152%	3/15/51	2,125	2,372
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/51	8,200	9,347
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	12,975	14,764
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	10,575	12,034
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	17,050	19,727
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	5,175	5,960
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	4.023%	3/15/52	10,450	11,865
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C50	3.729%	5/15/52	6,075	6,782
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C51	3.311%	6/15/52	8,750	9,534
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	2.892%	8/15/52	1,610	1,710
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	3.143%	8/15/52	3,775	4,011
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C53	3.040%	10/15/52	8,225	8,833
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C54	3.146%	12/15/52	4,985	5,382
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C55	2.725%	2/15/53	4,635	4,864
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C56	2.448%	6/15/53	1,565	1,610
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	2.092%	7/15/53	1,990	1,986
[3]	Wells Fargo Commercial Mortgage Trust Series 2021-C59	2.626%	4/15/54	4,650	4,839
[3]	WFRBS Commercial Mortgage Trust Series 2012-C10	2.875%	12/15/45	8,500	8,665
[3]	WFRBS Commercial Mortgage Trust Series 2012-C6	3.440%	4/15/45	766	768
[3]	WFRBS Commercial Mortgage Trust Series 2012-C7	3.431%	6/15/45	3,511	3,545
[3]	WFRBS Commercial Mortgage Trust Series 2012-C7	4.090%	6/15/45	2,200	2,208
[3]	WFRBS Commercial Mortgage Trust Series 2012-C8	3.001%	8/15/45	1,600	1,617
[3]	WFRBS Commercial Mortgage Trust Series 2012-C9	2.870%	11/15/45	2,816	2,862
[3]	WFRBS Commercial Mortgage Trust Series 2013-C11	3.071%	3/15/45	2,389	2,441
[3]	WFRBS Commercial Mortgage Trust Series 2013-C12	3.198%	3/15/48	1,010	1,040
[3]	WFRBS Commercial Mortgage Trust Series 2013-C12	3.560%	3/15/48	495	513
[3]	WFRBS Commercial Mortgage Trust Series 2013-C13	3.001%	5/15/45	2,154	2,215
[3]	WFRBS Commercial Mortgage Trust Series 2013-C13	3.345%	5/15/45	421	435
[3]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.337%	6/15/46	3,250	3,379

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.488%	6/15/46	1,725	1,786
[3]	WFRBS Commercial Mortgage Trust Series 2013-C15	3.720%	8/15/46	218	224
[3]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.153%	8/15/46	2,640	2,779
[3]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.358%	8/15/46	660	691
[3]	WFRBS Commercial Mortgage Trust Series 2013-C16	3.963%	9/15/46	657	679
[3]	WFRBS Commercial Mortgage Trust Series 2013-C16	4.415%	9/15/46	1,520	1,616
[3]	WFRBS Commercial Mortgage Trust Series 2013-C16	4.668%	9/15/46	2,530	2,700
[3]	WFRBS Commercial Mortgage Trust Series 2013-C17	3.558%	12/15/46	322	332
[3]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.023%	12/15/46	925	979
[3]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.255%	12/15/46	725	766
[3]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.788%	12/15/46	725	770
[3]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.162%	12/15/46	7,268	7,773
[3]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.387%	12/15/46	375	400
[3]	WFRBS Commercial Mortgage Trust Series 2013-C18	5.026%	12/15/46	563	591
[3]	WFRBS Commercial Mortgage Trust Series 2013-UBS1	4.079%	3/15/46	1,469	1,562
[3]	WFRBS Commercial Mortgage Trust Series 2013-UBS1	5.207%	3/15/46	375	402
[3]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.618%	3/15/47	233	241
[3]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.660%	3/15/47	463	473
[3]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.101%	3/15/47	1,450	1,558
[3]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.723%	3/15/47	475	501
[3]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.638%	5/15/47	400	415
[3]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.723%	5/15/47	1,440	1,485
[3]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.995%	5/15/47	1,150	1,232
[3]	WFRBS Commercial Mortgage Trust Series 2014-C20	4.176%	5/15/47	1,220	1,303
[3]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.410%	8/15/47	1,810	1,911
[3]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.678%	8/15/47	3,000	3,212
[3]	WFRBS Commercial Mortgage Trust Series 2014-C22	3.752%	9/15/57	7,572	8,134
[3]	WFRBS Commercial Mortgage Trust Series 2014-C22	4.371%	9/15/57	1,200	1,283
[3]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.636%	10/15/57	1,258	1,313
[3]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.917%	10/15/57	1,150	1,243

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	WFRBS Commercial Mortgage Trust Series 2014-C23	4.210%	10/15/57	800	862
[3]	WFRBS Commercial Mortgage Trust Series 2014-C24	3.428%	11/15/47	858	911
[3]	WFRBS Commercial Mortgage Trust Series 2014-C24	3.607%	11/15/47	2,075	2,214
[3]	WFRBS Commercial Mortgage Trust Series 2014-C25	3.631%	11/15/47	5,000	5,385
[3]	WFRBS Commercial Mortgage Trust Series 2014-LC14	3.522%	3/15/47	861	886
[3]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.045%	3/15/47	4,415	4,717
[3]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.351%	3/15/47	1,840	1,963
[3]	World Omni Auto Receivables Trust Series 2019-C	1.960%	12/16/24	4,302	4,344
[3]	World Omni Auto Receivables Trust Series 2019-C	2.030%	12/15/25	1,400	1,440
[3]	World Omni Auto Receivables Trust Series 2020-A	1.700%	1/17/23	2,225	2,249
[3]	World Omni Auto Receivables Trust Series 2020-A	1.790%	6/16/25	1,275	1,295
[3]	World Omni Auto Receivables Trust Series 2020-B	0.630%	5/15/25	1,955	1,962
[3]	World Omni Auto Receivables Trust Series 2020-B	0.820%	1/15/26	425	428
[3]	World Omni Auto Receivables Trust Series 2020-C	0.480%	11/17/25	2,150	2,154
[3]	World Omni Auto Receivables Trust Series 2020-C	0.610%	10/15/26	775	775
[3]	World Omni Auto Receivables Trust Series 2021-A	0.300%	1/15/26	2,435	2,432
[3]	World Omni Auto Receivables Trust Series 2021-A	0.480%	9/15/26	675	669
[3]	World Omni Auto Receivables Trust Series 2021-B	0.420%	6/15/26	4,015	4,007
[3]	World Omni Auto Receivables Trust Series 2021-C	0.440%	8/17/26	4,225	4,210
[3]	World Omni Auto Receivables Trust Series 2021-C	0.640%	9/15/27	1,500	1,486
[3]	World Omni Automobile Lease Securitization Trust Series 2020-B	0.450%	2/15/24	3,900	3,907
[3]	World Omni Automobile Lease Securitization Trust Series 2020-B	0.520%	2/17/26	775	776
[3]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.420%	8/15/24	2,350	2,350
[3]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.500%	11/16/26	875	875
[3]	World Omni Select Auto Trust Series 2020-A	0.550%	7/15/25	575	576
[3]	World Omni Select Auto Trust Series 2021-A	0.530%	3/15/27	1,500	1,497
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $6,126,198)					6,342,195
Corporate Bonds (28.5%)
Communications (2.6%)
	Activision Blizzard Inc.	3.400%	9/15/26	8,000	8,714
	Activision Blizzard Inc.	3.400%	6/15/27	1,700	1,859
	Activision Blizzard Inc.	1.350%	9/15/30	3,800	3,526
	Activision Blizzard Inc.	4.500%	6/15/47	4,930	6,030
	Activision Blizzard Inc.	2.500%	9/15/50	13,100	11,441

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alphabet Inc.	0.450%	8/15/25	9,500	9,366
	Alphabet Inc.	1.998%	8/15/26	7,675	8,019
	Alphabet Inc.	0.800%	8/15/27	12,295	11,994
	Alphabet Inc.	1.100%	8/15/30	20,600	19,464
	Alphabet Inc.	1.900%	8/15/40	18,000	16,161
	Alphabet Inc.	2.050%	8/15/50	24,100	21,055
	Alphabet Inc.	2.250%	8/15/60	18,000	15,718
	America Movil SAB de CV	3.625%	4/22/29	7,600	8,271
	America Movil SAB de CV	2.875%	5/7/30	6,200	6,450
	America Movil SAB de CV	6.375%	3/1/35	8,615	12,105
	America Movil SAB de CV	6.125%	11/15/37	2,850	3,901
	America Movil SAB de CV	6.125%	3/30/40	18,536	26,139
	America Movil SAB de CV	4.375%	7/16/42	9,925	11,826
	America Movil SAB de CV	4.375%	4/22/49	22,780	27,902
	AT&T Inc.	4.050%	12/15/23	4,340	4,675
	AT&T Inc.	0.900%	3/25/24	20,000	20,028
	AT&T Inc.	4.450%	4/1/24	12,219	13,240
	AT&T Inc.	3.950%	1/15/25	3,190	3,483
	AT&T Inc.	3.400%	5/15/25	21,699	23,394
	AT&T Inc.	3.600%	7/15/25	13,800	14,982
	AT&T Inc.	4.125%	2/17/26	25,836	28,828
	AT&T Inc.	1.700%	3/25/26	30,900	31,300
	AT&T Inc.	3.800%	2/15/27	17,926	19,865
	AT&T Inc.	4.250%	3/1/27	16,658	18,855
	AT&T Inc.	2.300%	6/1/27	22,330	23,129
	AT&T Inc.	1.650%	2/1/28	22,950	22,739
[3]	AT&T Inc.	4.100%	2/15/28	15,722	17,749
	AT&T Inc.	4.350%	3/1/29	31,933	36,616
[3]	AT&T Inc.	4.300%	2/15/30	33,031	37,919
	AT&T Inc.	2.750%	6/1/31	30,160	30,974
	AT&T Inc.	2.250%	2/1/32	28,500	27,768
	AT&T Inc.	2.550%	12/1/33	39,570	38,935
	AT&T Inc.	4.500%	5/15/35	21,975	25,709
	AT&T Inc.	5.250%	3/1/37	17,720	21,939
	AT&T Inc.	4.900%	8/15/37	15,625	18,919
	AT&T Inc.	4.850%	3/1/39	9,600	11,504
	AT&T Inc.	5.350%	9/1/40	28,553	36,158
	AT&T Inc.	3.500%	6/1/41	25,600	26,293
	AT&T Inc.	5.550%	8/15/41	2,050	2,675
	AT&T Inc.	5.150%	3/15/42	10,734	13,371
	AT&T Inc.	4.900%	6/15/42	13,315	16,127
	AT&T Inc.	4.300%	12/15/42	16,890	18,982
	AT&T Inc.	3.100%	2/1/43	22,000	21,173
	AT&T Inc.	4.650%	6/1/44	9,105	10,712
	AT&T Inc.	4.350%	6/15/45	15,749	17,777
	AT&T Inc.	4.750%	5/15/46	30,443	36,364
[3]	AT&T Inc.	5.150%	11/15/46	6,241	7,913
	AT&T Inc.	5.450%	3/1/47	17,545	22,893
	AT&T Inc.	4.500%	3/9/48	19,763	22,822
	AT&T Inc.	4.550%	3/9/49	10,065	11,713
	AT&T Inc.	5.150%	2/15/50	14,600	18,415
	AT&T Inc.	3.650%	6/1/51	31,600	32,191
	AT&T Inc.	3.300%	2/1/52	22,200	21,379
	AT&T Inc.	3.500%	9/15/53	79,396	78,615
	AT&T Inc.	3.550%	9/15/55	79,900	78,776
	AT&T Inc.	3.800%	12/1/57	61,534	62,889
	AT&T Inc.	3.650%	9/15/59	69,707	68,997
	AT&T Inc.	3.850%	6/1/60	15,844	16,396

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AT&T Inc.	3.500%	2/1/61	13,200	12,669
	Baidu Inc.	3.500%	11/28/22	7,325	7,547
	Baidu Inc.	3.875%	9/29/23	8,400	8,870
	Baidu Inc.	4.375%	5/14/24	17,300	18,728
	Baidu Inc.	3.075%	4/7/25	800	839
	Baidu Inc.	4.125%	6/30/25	100	109
	Baidu Inc.	1.720%	4/9/26	9,000	9,018
	Baidu Inc.	3.625%	7/6/27	5,375	5,880
	Baidu Inc.	4.375%	3/29/28	4,025	4,503
	Baidu Inc.	4.875%	11/14/28	2,400	2,778
	Baidu Inc.	3.425%	4/7/30	650	689
	Baidu Inc.	2.375%	10/9/30	3,000	2,945
	Baidu Inc.	2.375%	8/23/31	7,400	7,154
[3]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	5,500	5,506
	Booking Holdings Inc.	2.750%	3/15/23	2,275	2,350
	Booking Holdings Inc.	3.650%	3/15/25	7,850	8,519
	Booking Holdings Inc.	3.600%	6/1/26	11,245	12,374
	Booking Holdings Inc.	3.550%	3/15/28	170	189
	Booking Holdings Inc.	4.625%	4/13/30	17,100	20,336
	British Telecommunications plc	4.500%	12/4/23	5,150	5,557
	British Telecommunications plc	5.125%	12/4/28	7,000	8,187
	British Telecommunications plc	9.625%	12/15/30	28,483	43,594
[3]	Charter Communications Operating LLC	4.500%	2/1/24	19,655	21,260
	Charter Communications Operating LLC	4.908%	7/23/25	42,042	47,259
	Charter Communications Operating LLC	3.750%	2/15/28	26,330	28,829
	Charter Communications Operating LLC	4.200%	3/15/28	12,250	13,689
[5]	Charter Communications Operating LLC	2.250%	1/15/29	13,000	12,993
	Charter Communications Operating LLC	5.050%	3/30/29	15,917	18,589
	Charter Communications Operating LLC	2.800%	4/1/31	13,655	13,715
	Charter Communications Operating LLC	2.300%	2/1/32	11,000	10,483
	Charter Communications Operating LLC	6.384%	10/23/35	21,400	28,108
	Charter Communications Operating LLC	5.375%	4/1/38	8,925	10,783
	Charter Communications Operating LLC	3.500%	6/1/41	20,000	19,684
[5]	Charter Communications Operating LLC	3.500%	3/1/42	14,375	14,034
	Charter Communications Operating LLC	6.484%	10/23/45	32,034	43,481
	Charter Communications Operating LLC	5.375%	5/1/47	23,009	27,561
	Charter Communications Operating LLC	5.750%	4/1/48	25,850	32,697
	Charter Communications Operating LLC	5.125%	7/1/49	10,300	12,092
	Charter Communications Operating LLC	4.800%	3/1/50	28,360	31,946
	Charter Communications Operating LLC	3.700%	4/1/51	20,550	19,896
	Charter Communications Operating LLC	3.900%	6/1/52	26,700	26,538
	Charter Communications Operating LLC	6.834%	10/23/55	5,425	7,894
	Charter Communications Operating LLC	3.850%	4/1/61	28,000	26,689
	Charter Communications Operating LLC	4.400%	12/1/61	14,200	14,817
[5]	Charter Communications Operating LLC	3.950%	6/30/62	18,010	17,416
	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	2,075	2,287
	Comcast Corp.	3.600%	3/1/24	4,475	4,798
	Comcast Corp.	3.700%	4/15/24	10,000	10,754
	Comcast Corp.	3.375%	2/15/25	10,866	11,696
	Comcast Corp.	3.100%	4/1/25	6,395	6,842
	Comcast Corp.	3.375%	8/15/25	29,213	31,663
	Comcast Corp.	3.950%	10/15/25	27,650	30,683
	Comcast Corp.	3.150%	3/1/26	13,800	14,911
	Comcast Corp.	2.350%	1/15/27	29,515	30,915
	Comcast Corp.	3.300%	2/1/27	34,195	37,330
	Comcast Corp.	3.300%	4/1/27	6,000	6,569

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	3.150%	2/15/28	21,300	23,138
	Comcast Corp.	3.550%	5/1/28	7,027	7,797
	Comcast Corp.	4.150%	10/15/28	39,692	45,676
	Comcast Corp.	2.650%	2/1/30	21,500	22,426
	Comcast Corp.	3.400%	4/1/30	18,955	20,824
	Comcast Corp.	4.250%	10/15/30	16,075	18,745
	Comcast Corp.	1.950%	1/15/31	16,866	16,583
	Comcast Corp.	1.500%	2/15/31	9,100	8,615
	Comcast Corp.	4.250%	1/15/33	17,335	20,406
	Comcast Corp.	7.050%	3/15/33	2,200	3,193
	Comcast Corp.	4.200%	8/15/34	10,900	12,754
	Comcast Corp.	5.650%	6/15/35	6,890	9,218
	Comcast Corp.	4.400%	8/15/35	17,305	20,493
	Comcast Corp.	6.500%	11/15/35	2,791	4,007
	Comcast Corp.	3.200%	7/15/36	9,475	10,087
	Comcast Corp.	6.450%	3/15/37	8,723	12,656
	Comcast Corp.	3.900%	3/1/38	11,000	12,527
	Comcast Corp.	4.600%	10/15/38	31,065	37,956
	Comcast Corp.	3.250%	11/1/39	16,000	16,920
	Comcast Corp.	3.750%	4/1/40	20,050	22,567
	Comcast Corp.	4.650%	7/15/42	8,000	9,942
	Comcast Corp.	4.600%	8/15/45	14,092	17,597
	Comcast Corp.	3.400%	7/15/46	14,423	15,272
	Comcast Corp.	4.000%	8/15/47	10,675	12,232
	Comcast Corp.	3.969%	11/1/47	25,986	29,625
	Comcast Corp.	4.000%	3/1/48	10,725	12,281
	Comcast Corp.	4.700%	10/15/48	12,286	15,685
	Comcast Corp.	3.999%	11/1/49	24,111	27,910
	Comcast Corp.	3.450%	2/1/50	15,950	16,948
	Comcast Corp.	2.800%	1/15/51	17,225	16,279
[7]	Comcast Corp.	2.887%	11/1/51	52,134	49,989
	Comcast Corp.	2.450%	8/15/52	19,075	16,849
	Comcast Corp.	4.049%	11/1/52	20,932	24,300
[7]	Comcast Corp.	2.937%	11/1/56	56,887	53,992
	Comcast Corp.	4.950%	10/15/58	13,739	18,906
	Comcast Corp.	2.650%	8/15/62	13,725	12,145
[7]	Comcast Corp.	2.987%	11/1/63	37,122	34,801
	Deutsche Telekom International Finance BV	8.750%	6/15/30	47,657	70,771
	Deutsche Telekom International Finance BV	9.250%	6/1/32	1,000	1,620
	Discovery Communications LLC	2.950%	3/20/23	12,900	13,344
	Discovery Communications LLC	3.800%	3/13/24	3,765	4,014
	Discovery Communications LLC	3.900%	11/15/24	5,525	5,979
	Discovery Communications LLC	3.450%	3/15/25	7,161	7,649
	Discovery Communications LLC	3.950%	6/15/25	4,768	5,197
	Discovery Communications LLC	4.900%	3/11/26	9,000	10,231
	Discovery Communications LLC	3.950%	3/20/28	21,714	24,061
	Discovery Communications LLC	4.125%	5/15/29	9,900	11,072
	Discovery Communications LLC	3.625%	5/15/30	11,650	12,642
	Discovery Communications LLC	5.000%	9/20/37	5,350	6,428
	Discovery Communications LLC	6.350%	6/1/40	8,215	11,289
	Discovery Communications LLC	4.875%	4/1/43	11,665	13,876
	Discovery Communications LLC	5.200%	9/20/47	18,854	23,251
	Discovery Communications LLC	5.300%	5/15/49	8,185	10,213
	Discovery Communications LLC	4.650%	5/15/50	13,835	16,061
	Discovery Communications LLC	4.000%	9/15/55	19,185	20,066
	Electronic Arts Inc.	4.800%	3/1/26	3,090	3,519

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Electronic Arts Inc.	1.850%	2/15/31	8,500	8,219
Electronic Arts Inc.	2.950%	2/15/51	8,500	8,148
Expedia Group Inc.	3.600%	12/15/23	1,000	1,058
Expedia Group Inc.	5.000%	2/15/26	8,955	10,114
Expedia Group Inc.	4.625%	8/1/27	7,000	7,938
Expedia Group Inc.	3.800%	2/15/28	7,958	8,636
Expedia Group Inc.	3.250%	2/15/30	14,355	14,853
Expedia Group Inc.	2.950%	3/15/31	9,800	9,927
Fox Corp.	3.666%	1/25/22	5,580	5,639
Fox Corp.	4.030%	1/25/24	15,984	17,144
Fox Corp.	3.050%	4/7/25	11,105	11,822
Fox Corp.	4.709%	1/25/29	21,325	24,850
Fox Corp.	3.500%	4/8/30	6,648	7,242
Fox Corp.	5.476%	1/25/39	15,500	19,816
Fox Corp.	5.576%	1/25/49	16,820	22,671
Grupo Televisa SAB	6.625%	3/18/25	2,025	2,363
Grupo Televisa SAB	4.625%	1/30/26	5,420	5,988
Grupo Televisa SAB	8.500%	3/11/32	275	405
Grupo Televisa SAB	6.625%	1/15/40	4,845	6,767
Grupo Televisa SAB	5.000%	5/13/45	20,160	24,192
Grupo Televisa SAB	6.125%	1/31/46	4,800	6,596
Grupo Televisa SAB	5.250%	5/24/49	9,000	11,400
Interpublic Group of Cos. Inc.	4.200%	4/15/24	4,660	5,032
Interpublic Group of Cos. Inc.	4.650%	10/1/28	2,855	3,323
Interpublic Group of Cos. Inc.	4.750%	3/30/30	5,300	6,257
Interpublic Group of Cos. Inc.	2.400%	3/1/31	4,300	4,318
Interpublic Group of Cos. Inc.	3.375%	3/1/41	5,000	5,253
Interpublic Group of Cos. Inc.	5.400%	10/1/48	6,300	8,479
Koninklijke KPN NV	8.375%	10/1/30	5,000	7,072
NBCUniversal Media LLC	4.450%	1/15/43	7,500	9,068
Omnicom Group Inc.	3.650%	11/1/24	12,375	13,352
Omnicom Group Inc.	3.600%	4/15/26	14,726	16,126
Omnicom Group Inc.	2.450%	4/30/30	9,663	9,787
Omnicom Group Inc.	4.200%	6/1/30	4,900	5,597
Omnicom Group Inc.	2.600%	8/1/31	9,000	9,153
Orange SA	9.000%	3/1/31	26,215	40,760
Orange SA	5.375%	1/13/42	11,690	15,587
Orange SA	5.500%	2/6/44	9,815	13,455
Rogers Communications Inc.	3.000%	3/15/23	5,000	5,149
Rogers Communications Inc.	4.100%	10/1/23	6,400	6,787
Rogers Communications Inc.	3.625%	12/15/25	6,435	7,014
Rogers Communications Inc.	2.900%	11/15/26	1,500	1,595
Rogers Communications Inc.	7.500%	8/15/38	300	456
Rogers Communications Inc.	4.500%	3/15/43	7,615	8,713
Rogers Communications Inc.	5.450%	10/1/43	4,000	5,200
Rogers Communications Inc.	5.000%	3/15/44	5,000	6,162
Rogers Communications Inc.	4.300%	2/15/48	7,850	8,784
Rogers Communications Inc.	4.350%	5/1/49	14,050	15,954
Rogers Communications Inc.	3.700%	11/15/49	6,151	6,354
TCI Communications Inc.	7.875%	2/15/26	4,775	6,082
TCI Communications Inc.	7.125%	2/15/28	725	954
Telefonica Emisiones SA	4.103%	3/8/27	17,075	19,180
Telefonica Emisiones SA	7.045%	6/20/36	22,699	32,735
Telefonica Emisiones SA	4.665%	3/6/38	11,270	13,173
Telefonica Emisiones SA	5.213%	3/8/47	24,482	30,535
Telefonica Emisiones SA	4.895%	3/6/48	17,318	20,783
Telefonica Emisiones SA	5.520%	3/1/49	15,095	19,755
Telefonica Europe BV	8.250%	9/15/30	8,362	12,032

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TELUS Corp.	2.800%	2/16/27	8,525	9,044
	TELUS Corp.	4.300%	6/15/49	5,995	7,133
[7]	Tencent Holdings Ltd.	3.240%	6/3/50	1,340	1,272
[3]	Tencent Holdings Ltd.	3.240%	6/3/50	1,000	949
	Tencent Music Entertainment Group	2.000%	9/3/30	3,630	3,418
	Thomson Reuters Corp.	4.300%	11/23/23	6,515	6,969
	Thomson Reuters Corp.	3.350%	5/15/26	5,310	5,737
	Thomson Reuters Corp.	5.500%	8/15/35	3,075	3,975
	Thomson Reuters Corp.	5.850%	4/15/40	4,111	5,625
	Thomson Reuters Corp.	5.650%	11/23/43	2,750	3,731
	Time Warner Cable LLC	6.550%	5/1/37	15,905	21,503
	Time Warner Cable LLC	7.300%	7/1/38	15,248	21,877
	Time Warner Cable LLC	6.750%	6/15/39	18,117	24,782
	Time Warner Cable LLC	5.875%	11/15/40	15,510	19,554
	Time Warner Cable LLC	5.500%	9/1/41	17,070	20,958
	Time Warner Cable LLC	4.500%	9/15/42	14,785	16,040
	Time Warner Entertainment Co. LP	8.375%	3/15/23	8,000	8,883
	Time Warner Entertainment Co. LP	8.375%	7/15/33	6,275	9,265
	T-Mobile USA Inc.	3.500%	4/15/25	30,500	32,834
	T-Mobile USA Inc.	1.500%	2/15/26	10,073	10,110
	T-Mobile USA Inc.	3.750%	4/15/27	53,247	58,665
	T-Mobile USA Inc.	2.050%	2/15/28	20,456	20,623
	T-Mobile USA Inc.	3.875%	4/15/30	74,215	81,993
	T-Mobile USA Inc.	2.550%	2/15/31	24,278	24,379
	T-Mobile USA Inc.	2.250%	11/15/31	10,000	9,794
	T-Mobile USA Inc.	4.375%	4/15/40	32,252	37,114
	T-Mobile USA Inc.	3.000%	2/15/41	29,210	28,323
	T-Mobile USA Inc.	4.500%	4/15/50	30,880	36,068
	T-Mobile USA Inc.	3.300%	2/15/51	32,337	31,343
[7]	T-Mobile USA Inc.	3.400%	10/15/52	14,455	14,152
	T-Mobile USA Inc.	3.600%	11/15/60	13,500	13,286
[7]	T-Mobile USA Inc.	3.600%	11/15/60	7,400	7,298
[3]	TWDC Enterprises 18 Corp.	2.450%	3/4/22	8,125	8,201
[3]	TWDC Enterprises 18 Corp.	2.350%	12/1/22	2,300	2,353
[3]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	5,800	6,261
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	15,626	16,818
[3]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	20,720	21,303
[3]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	250	273
[3]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	7,625	10,864
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	4,310	5,238
[3]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	11,701	13,840
[3]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	8,195	9,195
[3]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	4,000	4,760
[3]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	3,000	3,031
	VeriSign Inc.	2.700%	6/15/31	6,000	6,102
	Verizon Communications Inc.	3.376%	2/15/25	13,000	14,042
	Verizon Communications Inc.	0.850%	11/20/25	18,525	18,340
	Verizon Communications Inc.	1.450%	3/20/26	29,500	29,773
	Verizon Communications Inc.	2.625%	8/15/26	23,025	24,365
	Verizon Communications Inc.	4.125%	3/16/27	26,725	30,333
	Verizon Communications Inc.	3.000%	3/22/27	11,000	11,806
	Verizon Communications Inc.	2.100%	3/22/28	36,200	36,751
	Verizon Communications Inc.	4.329%	9/21/28	47,971	55,183
	Verizon Communications Inc.	4.016%	12/3/29	41,471	47,029
	Verizon Communications Inc.	3.150%	3/22/30	37,595	40,215
	Verizon Communications Inc.	1.500%	9/18/30	7,500	7,081
	Verizon Communications Inc.	1.680%	10/30/30	16,168	15,355
	Verizon Communications Inc.	1.750%	1/20/31	22,075	21,001

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Verizon Communications Inc.	2.550%	3/21/31	45,000	45,653
[7]	Verizon Communications Inc.	2.355%	3/15/32	50,100	49,602
	Verizon Communications Inc.	4.500%	8/10/33	32,244	38,394
	Verizon Communications Inc.	4.400%	11/1/34	32,782	38,823
	Verizon Communications Inc.	4.272%	1/15/36	29,943	35,258
	Verizon Communications Inc.	5.250%	3/16/37	26,230	34,008
	Verizon Communications Inc.	4.812%	3/15/39	17,935	22,269
	Verizon Communications Inc.	2.650%	11/20/40	34,500	32,539
	Verizon Communications Inc.	3.400%	3/22/41	41,825	43,644
	Verizon Communications Inc.	2.850%	9/3/41	10,600	10,346
	Verizon Communications Inc.	4.125%	8/15/46	14,730	16,898
	Verizon Communications Inc.	4.862%	8/21/46	48,009	61,127
	Verizon Communications Inc.	4.522%	9/15/48	41,867	51,247
	Verizon Communications Inc.	5.012%	4/15/49	11,431	14,972
	Verizon Communications Inc.	4.000%	3/22/50	12,350	13,939
	Verizon Communications Inc.	2.875%	11/20/50	29,400	27,347
	Verizon Communications Inc.	3.550%	3/22/51	55,100	58,015
	Verizon Communications Inc.	4.672%	3/15/55	24,470	30,716
	Verizon Communications Inc.	2.987%	10/30/56	44,905	41,743
	Verizon Communications Inc.	3.000%	11/20/60	21,000	19,389
	Verizon Communications Inc.	3.700%	3/22/61	38,500	40,697
	ViacomCBS Inc.	3.875%	4/1/24	5,388	5,750
	ViacomCBS Inc.	3.700%	8/15/24	17,225	18,498
	ViacomCBS Inc.	3.500%	1/15/25	5,196	5,565
	ViacomCBS Inc.	4.750%	5/15/25	21,000	23,568
	ViacomCBS Inc.	4.000%	1/15/26	7,225	7,962
	ViacomCBS Inc.	2.900%	1/15/27	17,869	18,966
	ViacomCBS Inc.	3.375%	2/15/28	4,150	4,523
	ViacomCBS Inc.	3.700%	6/1/28	4,019	4,449
	ViacomCBS Inc.	4.200%	6/1/29	4,000	4,561
	ViacomCBS Inc.	4.950%	1/15/31	20,150	24,129
	ViacomCBS Inc.	4.200%	5/19/32	17,670	20,207
	ViacomCBS Inc.	5.500%	5/15/33	5,200	6,574
	ViacomCBS Inc.	6.875%	4/30/36	10,910	15,636
	ViacomCBS Inc.	5.900%	10/15/40	3,375	4,459
	ViacomCBS Inc.	4.850%	7/1/42	10,293	12,379
	ViacomCBS Inc.	4.375%	3/15/43	16,940	19,401
	ViacomCBS Inc.	5.850%	9/1/43	15,499	21,180
	ViacomCBS Inc.	5.250%	4/1/44	800	1,004
	ViacomCBS Inc.	4.900%	8/15/44	6,115	7,434
	ViacomCBS Inc.	4.600%	1/15/45	1,400	1,672
	ViacomCBS Inc.	4.950%	5/19/50	13,000	16,303
	Vodafone Group plc	3.750%	1/16/24	16,625	17,823
	Vodafone Group plc	4.125%	5/30/25	16,425	18,174
	Vodafone Group plc	4.375%	5/30/28	35,955	41,302
	Vodafone Group plc	7.875%	2/15/30	1,163	1,650
	Vodafone Group plc	6.250%	11/30/32	5,145	6,887
	Vodafone Group plc	6.150%	2/27/37	6,136	8,417
	Vodafone Group plc	5.000%	5/30/38	21,219	26,566
	Vodafone Group plc	4.375%	2/19/43	14,255	16,567
	Vodafone Group plc	5.250%	5/30/48	28,504	36,932
	Vodafone Group plc	4.875%	6/19/49	22,749	28,427
	Vodafone Group plc	4.250%	9/17/50	17,915	20,656
	Vodafone Group plc	5.125%	6/19/59	5,750	7,493
	Walt Disney Co.	1.750%	8/30/24	16,120	16,623
	Walt Disney Co.	3.700%	9/15/24	10,326	11,170
	Walt Disney Co.	3.350%	3/24/25	18,990	20,494
	Walt Disney Co.	3.700%	10/15/25	8,810	9,647

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Walt Disney Co.	1.750%	1/13/26	19,250	19,747
Walt Disney Co.	3.375%	11/15/26	11,225	12,308
Walt Disney Co.	3.700%	3/23/27	4,000	4,463
Walt Disney Co.	2.200%	1/13/28	15,400	15,911
Walt Disney Co.	2.000%	9/1/29	27,517	27,782
Walt Disney Co.	3.800%	3/22/30	12,585	14,310
Walt Disney Co.	2.650%	1/13/31	23,775	24,850
Walt Disney Co.	6.550%	3/15/33	2,415	3,392
Walt Disney Co.	6.200%	12/15/34	9,795	13,822
Walt Disney Co.	6.400%	12/15/35	13,125	19,150
Walt Disney Co.	6.150%	3/1/37	14,208	19,949
Walt Disney Co.	6.650%	11/15/37	6,876	10,244
Walt Disney Co.	4.625%	3/23/40	7,010	8,802
Walt Disney Co.	3.500%	5/13/40	19,033	20,991
Walt Disney Co.	5.400%	10/1/43	6,133	8,435
Walt Disney Co.	4.750%	9/15/44	11,795	15,109
Walt Disney Co.	4.950%	10/15/45	2,050	2,706
Walt Disney Co.	4.750%	11/15/46	6,268	8,146
Walt Disney Co.	2.750%	9/1/49	14,900	14,283
Walt Disney Co.	4.700%	3/23/50	16,145	21,206
Walt Disney Co.	3.600%	1/13/51	29,375	32,830
Walt Disney Co.	3.800%	5/13/60	15,783	18,257
Weibo Corp.	3.500%	7/5/24	8,375	8,753
Weibo Corp.	3.375%	7/8/30	8,565	8,564
WPP Finance 2010	3.750%	9/19/24	8,615	9,348
				6,560,034
Consumer Discretionary (1.7%)
Advance Auto Parts Inc.	3.900%	4/15/30	11,800	13,053
Alibaba Group Holding Ltd.	2.800%	6/6/23	6,625	6,845
Alibaba Group Holding Ltd.	3.600%	11/28/24	22,485	24,129
Alibaba Group Holding Ltd.	3.400%	12/6/27	22,773	24,423
Alibaba Group Holding Ltd.	2.125%	2/9/31	12,678	12,189
Alibaba Group Holding Ltd.	4.500%	11/28/34	5,710	6,558
Alibaba Group Holding Ltd.	4.000%	12/6/37	10,760	11,725
Alibaba Group Holding Ltd.	2.700%	2/9/41	10,550	9,677
Alibaba Group Holding Ltd.	4.200%	12/6/47	19,375	21,360
Alibaba Group Holding Ltd.	3.150%	2/9/51	16,144	15,058
Alibaba Group Holding Ltd.	4.400%	12/6/57	10,575	12,152
Alibaba Group Holding Ltd.	3.250%	2/9/61	10,854	10,059
Amazon.com Inc.	2.500%	11/29/22	8,505	8,676
Amazon.com Inc.	2.400%	2/22/23	16,319	16,768
Amazon.com Inc.	0.250%	5/12/23	10,000	9,996
Amazon.com Inc.	0.400%	6/3/23	16,815	16,853
Amazon.com Inc.	0.450%	5/12/24	26,580	26,530
Amazon.com Inc.	2.800%	8/22/24	2,000	2,120
Amazon.com Inc.	3.800%	12/5/24	5,049	5,510
Amazon.com Inc.	0.800%	6/3/25	10,160	10,142
Amazon.com Inc.	5.200%	12/3/25	11,460	13,314
Amazon.com Inc.	1.000%	5/12/26	24,000	23,976
Amazon.com Inc.	1.200%	6/3/27	24,193	24,117
Amazon.com Inc.	3.150%	8/22/27	35,883	39,450
Amazon.com Inc.	1.650%	5/12/28	29,000	29,238
Amazon.com Inc.	1.500%	6/3/30	21,125	20,535
Amazon.com Inc.	2.100%	5/12/31	32,000	32,412
Amazon.com Inc.	4.800%	12/5/34	14,670	18,707
Amazon.com Inc.	3.875%	8/22/37	28,690	33,770
Amazon.com Inc.	2.875%	5/12/41	25,000	25,731
Amazon.com Inc.	4.950%	12/5/44	14,326	19,310

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amazon.com Inc.	4.050%	8/22/47	38,830	47,080
	Amazon.com Inc.	2.500%	6/3/50	26,155	24,548
	Amazon.com Inc.	3.100%	5/12/51	36,000	37,888
	Amazon.com Inc.	4.250%	8/22/57	21,475	27,280
	Amazon.com Inc.	2.700%	6/3/60	21,300	20,039
	Amazon.com Inc.	3.250%	5/12/61	22,000	23,362
[3]	American Honda Finance Corp.	0.400%	10/21/22	2,000	2,003
[3]	American Honda Finance Corp.	2.600%	11/16/22	4,865	4,986
[3]	American Honda Finance Corp.	1.950%	5/10/23	21,100	21,615
[3]	American Honda Finance Corp.	0.875%	7/7/23	12,300	12,405
[3]	American Honda Finance Corp.	3.450%	7/14/23	4,130	4,348
[3]	American Honda Finance Corp.	0.650%	9/8/23	15,826	15,889
[3]	American Honda Finance Corp.	3.625%	10/10/23	4,175	4,438
[3]	American Honda Finance Corp.	2.900%	2/16/24	6,400	6,738
[3]	American Honda Finance Corp.	2.400%	6/27/24	4,300	4,492
[3]	American Honda Finance Corp.	0.550%	7/12/24	10,000	9,948
[3]	American Honda Finance Corp.	2.150%	9/10/24	6,000	6,239
[3]	American Honda Finance Corp.	1.200%	7/8/25	5,000	5,027
[3]	American Honda Finance Corp.	1.000%	9/10/25	6,000	5,971
[3]	American Honda Finance Corp.	2.300%	9/9/26	3,700	3,874
[3]	American Honda Finance Corp.	2.350%	1/8/27	4,300	4,491
[3]	American Honda Finance Corp.	2.000%	3/24/28	7,700	7,830
[3]	American Honda Finance Corp.	1.800%	1/13/31	11,400	11,160
[3]	American University	3.672%	4/1/49	4,805	5,399
	Aptiv Corp.	4.150%	3/15/24	8,355	8,975
	Aptiv plc	4.250%	1/15/26	2,550	2,846
	Aptiv plc	4.350%	3/15/29	1,400	1,606
	Aptiv plc	4.400%	10/1/46	4,825	5,698
	Aptiv plc	5.400%	3/15/49	3,890	5,288
	AutoNation Inc.	3.500%	11/15/24	2,300	2,460
	AutoNation Inc.	4.500%	10/1/25	9,905	10,999
	AutoNation Inc.	3.800%	11/15/27	6,075	6,671
	AutoNation Inc.	2.400%	8/1/31	2,900	2,826
	AutoZone Inc.	2.875%	1/15/23	3,155	3,235
	AutoZone Inc.	3.125%	4/18/24	3,950	4,177
	AutoZone Inc.	3.250%	4/15/25	13,519	14,453
	AutoZone Inc.	3.625%	4/15/25	9,220	9,990
	AutoZone Inc.	3.125%	4/21/26	5,200	5,601
	AutoZone Inc.	3.750%	6/1/27	5,600	6,245
	AutoZone Inc.	3.750%	4/18/29	9,657	10,732
	AutoZone Inc.	4.000%	4/15/30	15,250	17,258
	AutoZone Inc.	1.650%	1/15/31	5,500	5,218
	Best Buy Co. Inc.	4.450%	10/1/28	9,000	10,355
	Best Buy Co. Inc.	1.950%	10/1/30	7,000	6,806
	BorgWarner Inc.	3.375%	3/15/25	2,788	2,986
	BorgWarner Inc.	2.650%	7/1/27	1,000	1,055
	BorgWarner Inc.	4.375%	3/15/45	4,115	4,845
[3]	Brown University in Providence in the State of Rhode Island & Providence Plant	2.924%	9/1/50	4,650	4,896
	Brunswick Corp.	0.850%	8/18/24	3,500	3,498
	Brunswick Corp.	2.400%	8/18/31	5,000	4,820
[3]	California Endowment	2.498%	4/1/51	1,675	1,610
	California Institute of Technology	4.321%	8/1/45	1,606	2,052
	California Institute of Technology	4.700%	11/1/11	5,575	7,928
	California Institute of Technology	3.650%	9/1/19	7,704	8,658
	Choice Hotels International Inc.	3.700%	1/15/31	2,650	2,838
	Cleveland Clinic Foundation	4.858%	1/1/14	3,615	5,152

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Daimler Finance North America LLC	0.750%	3/1/24	4,000	4,000
[7]	Daimler Finance North America LLC	2.625%	3/10/30	1,000	1,027
	Daimler Finance North America LLC	8.500%	1/18/31	8,820	13,349
[7]	Daimler Finance North America LLC	2.450%	3/2/31	4,000	4,075
	Darden Restaurants Inc.	3.850%	5/1/27	4,275	4,738
	Darden Restaurants Inc.	4.550%	2/15/48	3,850	4,431
	DR Horton Inc.	4.750%	2/15/23	3,675	3,843
	DR Horton Inc.	5.750%	8/15/23	4,050	4,389
	DR Horton Inc.	2.500%	10/15/24	5,030	5,269
	DR Horton Inc.	2.600%	10/15/25	4,410	4,633
	DR Horton Inc.	1.400%	10/15/27	2,000	1,962
[3]	Duke University	2.682%	10/1/44	5,500	5,524
[3]	Duke University	2.757%	10/1/50	1,000	1,024
[3]	Duke University	2.832%	10/1/55	10,650	10,800
	eBay Inc.	2.750%	1/30/23	7,400	7,614
	eBay Inc.	3.450%	8/1/24	2,502	2,674
	eBay Inc.	1.900%	3/11/25	15,879	16,349
	eBay Inc.	1.400%	5/10/26	7,900	7,922
	eBay Inc.	3.600%	6/5/27	10,250	11,325
	eBay Inc.	2.700%	3/11/30	25,295	26,284
	eBay Inc.	2.600%	5/10/31	7,900	8,060
	eBay Inc.	4.000%	7/15/42	7,836	8,825
	eBay Inc.	3.650%	5/10/51	10,825	11,614
[3]	Emory University	2.143%	9/1/30	6,300	6,412
[3]	Emory University	2.969%	9/1/50	4,300	4,476
[3]	Ford Foundation	2.415%	6/1/50	2,745	2,617
[3]	Ford Foundation	2.815%	6/1/70	8,638	8,545
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	9,750	10,369
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	4,350	4,761
	Fortune Brands Home & Security Inc.	3.250%	9/15/29	5,802	6,254
	General Motors Co.	4.875%	10/2/23	23,293	25,169
	General Motors Co.	5.400%	10/2/23	11,000	11,999
	General Motors Co.	4.000%	4/1/25	11,564	12,581
	General Motors Co.	6.125%	10/1/25	32,763	38,401
	General Motors Co.	4.200%	10/1/27	6,794	7,560
	General Motors Co.	6.800%	10/1/27	10,888	13,600
	General Motors Co.	5.000%	10/1/28	6,075	7,030
	General Motors Co.	5.000%	4/1/35	7,731	9,143
	General Motors Co.	6.600%	4/1/36	7,436	9,993
	General Motors Co.	5.150%	4/1/38	11,779	14,034
	General Motors Co.	6.250%	10/2/43	14,200	19,102
	General Motors Co.	5.200%	4/1/45	13,396	16,277
	General Motors Co.	6.750%	4/1/46	19,747	27,992
	General Motors Co.	5.400%	4/1/48	11,275	14,000
	General Motors Co.	5.950%	4/1/49	7,350	9,717
	General Motors Financial Co. Inc.	4.200%	11/6/21	4,150	4,164
	General Motors Financial Co. Inc.	3.450%	1/14/22	7,265	7,308
	General Motors Financial Co. Inc.	3.450%	4/10/22	20,239	20,455
	General Motors Financial Co. Inc.	3.250%	1/5/23	1,175	1,212
	General Motors Financial Co. Inc.	3.700%	5/9/23	9,930	10,364
	General Motors Financial Co. Inc.	4.250%	5/15/23	9,918	10,481
	General Motors Financial Co. Inc.	4.150%	6/19/23	8,200	8,665
	General Motors Financial Co. Inc.	1.700%	8/18/23	17,160	17,489
	General Motors Financial Co. Inc.	5.100%	1/17/24	12,371	13,497
	General Motors Financial Co. Inc.	1.050%	3/8/24	8,800	8,837
	General Motors Financial Co. Inc.	3.950%	4/13/24	3,903	4,171
	General Motors Financial Co. Inc.	3.500%	11/7/24	17,065	18,239
	General Motors Financial Co. Inc.	4.000%	1/15/25	9,278	10,035

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Financial Co. Inc.	2.900%	2/26/25	13,212	13,859
	General Motors Financial Co. Inc.	4.350%	4/9/25	10,600	11,635
	General Motors Financial Co. Inc.	2.750%	6/20/25	5,350	5,595
	General Motors Financial Co. Inc.	4.300%	7/13/25	276	302
	General Motors Financial Co. Inc.	1.250%	1/8/26	10,000	9,880
	General Motors Financial Co. Inc.	5.250%	3/1/26	9,535	10,895
	General Motors Financial Co. Inc.	1.500%	6/10/26	8,660	8,610
	General Motors Financial Co. Inc.	4.000%	10/6/26	28,102	30,923
	General Motors Financial Co. Inc.	4.350%	1/17/27	18,050	20,238
	General Motors Financial Co. Inc.	2.700%	8/20/27	8,000	8,309
	General Motors Financial Co. Inc.	3.850%	1/5/28	7,207	7,842
	General Motors Financial Co. Inc.	2.400%	4/10/28	10,000	10,107
	General Motors Financial Co. Inc.	5.650%	1/17/29	4,075	4,900
	General Motors Financial Co. Inc.	3.600%	6/21/30	9,800	10,498
	General Motors Financial Co. Inc.	2.350%	1/8/31	7,900	7,743
	General Motors Financial Co. Inc.	2.700%	6/10/31	8,485	8,461
	Genuine Parts Co.	1.875%	11/1/30	6,000	5,734
[3]	George Washington University	4.300%	9/15/44	3,944	4,946
	George Washington University	4.868%	9/15/45	1,742	2,339
[3]	George Washington University	4.126%	9/15/48	11,446	13,960
[3]	Georgetown University	4.315%	4/1/49	4,837	6,011
[3]	Georgetown University	2.943%	4/1/50	4,750	4,681
[3]	Georgetown University	5.215%	10/1/18	2,589	3,757
	Harley-Davidson Inc.	3.500%	7/28/25	4,000	4,268
	Harley-Davidson Inc.	4.625%	7/28/45	7,485	8,070
	Hasbro Inc.	3.900%	11/19/29	9,500	10,471
	Hasbro Inc.	6.350%	3/15/40	4,625	6,381
	Hasbro Inc.	5.100%	5/15/44	4,413	5,346
	Home Depot Inc.	2.700%	4/1/23	3,425	3,530
	Home Depot Inc.	3.750%	2/15/24	2,134	2,280
	Home Depot Inc.	3.000%	4/1/26	17,400	18,774
	Home Depot Inc.	2.125%	9/15/26	18,853	19,727
	Home Depot Inc.	2.500%	4/15/27	17,915	18,994
	Home Depot Inc.	2.800%	9/14/27	5,480	5,907
	Home Depot Inc.	0.900%	3/15/28	5,000	4,802
	Home Depot Inc.	1.500%	9/15/28	4,000	3,960
	Home Depot Inc.	3.900%	12/6/28	2,290	2,621
	Home Depot Inc.	2.950%	6/15/29	15,455	16,682
	Home Depot Inc.	2.700%	4/15/30	40,205	42,546
	Home Depot Inc.	1.375%	3/15/31	12,200	11,549
	Home Depot Inc.	1.875%	9/15/31	7,900	7,762
	Home Depot Inc.	5.875%	12/16/36	29,531	41,630
	Home Depot Inc.	3.300%	4/15/40	28,150	30,514
	Home Depot Inc.	5.950%	4/1/41	8,402	12,074
	Home Depot Inc.	4.200%	4/1/43	10,625	12,800
	Home Depot Inc.	4.875%	2/15/44	936	1,232
	Home Depot Inc.	4.400%	3/15/45	7,575	9,460
	Home Depot Inc.	4.250%	4/1/46	6,580	8,082
	Home Depot Inc.	3.900%	6/15/47	8,805	10,309
	Home Depot Inc.	4.500%	12/6/48	14,673	18,849
	Home Depot Inc.	3.125%	12/15/49	28,055	29,266
	Home Depot Inc.	3.350%	4/15/50	18,762	20,302
	Home Depot Inc.	2.375%	3/15/51	12,100	11,001
	Home Depot Inc.	2.750%	9/15/51	16,630	16,231
	Home Depot Inc.	3.500%	9/15/56	8,195	9,150
	Hyatt Hotels Corp.	3.375%	7/15/23	4,185	4,343
[5]	Hyatt Hotels Corp.	1.300%	10/1/23	2,000	2,003
[5]	Hyatt Hotels Corp.	1.800%	10/1/24	2,000	2,005

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hyatt Hotels Corp.	4.850%	3/15/26	3,629	4,034
	Hyatt Hotels Corp.	4.375%	9/15/28	6,805	7,438
	Hyatt Hotels Corp.	5.750%	4/23/30	7,400	8,862
	JD.com Inc.	3.875%	4/29/26	10,884	11,786
	JD.com Inc.	3.375%	1/14/30	3,300	3,464
	JD.com Inc.	4.125%	1/14/50	3,050	3,209
[3]	Johns Hopkins University	4.083%	7/1/53	4,950	6,319
	Kohl's Corp.	3.375%	5/1/31	5,000	5,157
	Kohl's Corp.	5.550%	7/17/45	7,650	9,106
	Las Vegas Sands Corp.	3.200%	8/8/24	25,396	26,073
	Las Vegas Sands Corp.	2.900%	6/25/25	8,527	8,569
	Las Vegas Sands Corp.	3.500%	8/18/26	3,570	3,655
	Las Vegas Sands Corp.	3.900%	8/8/29	8,225	8,386
	Lear Corp.	3.800%	9/15/27	8,000	8,852
	Lear Corp.	4.250%	5/15/29	6,850	7,656
	Lear Corp.	3.500%	5/30/30	3,800	4,067
	Lear Corp.	5.250%	5/15/49	5,540	6,862
	Leggett & Platt Inc.	3.800%	11/15/24	3,725	3,982
	Leggett & Platt Inc.	3.500%	11/15/27	12,475	13,567
	Leland Stanford Junior University	1.289%	6/1/27	1,075	1,079
	Leland Stanford Junior University	3.647%	5/1/48	14,275	17,105
	Leland Stanford Junior University	2.413%	6/1/50	4,795	4,606
	Lennar Corp.	4.750%	11/15/22	6,700	6,943
	Lennar Corp.	4.875%	12/15/23	2,200	2,375
	Lennar Corp.	4.500%	4/30/24	12,500	13,524
	Lennar Corp.	4.750%	5/30/25	4,700	5,235
	Lennar Corp.	5.250%	6/1/26	11,888	13,658
	Lennar Corp.	4.750%	11/29/27	15,000	17,377
	Lowe's Cos. Inc.	3.875%	9/15/23	8,844	9,362
	Lowe's Cos. Inc.	3.125%	9/15/24	2,950	3,137
	Lowe's Cos. Inc.	4.000%	4/15/25	8,697	9,534
	Lowe's Cos. Inc.	3.375%	9/15/25	14,235	15,410
	Lowe's Cos. Inc.	2.500%	4/15/26	19,425	20,493
	Lowe's Cos. Inc.	3.100%	5/3/27	9,618	10,409
	Lowe's Cos. Inc.	1.300%	4/15/28	13,725	13,326
	Lowe's Cos. Inc.	1.700%	9/15/28	4,730	4,689
	Lowe's Cos. Inc.	6.500%	3/15/29	267	343
	Lowe's Cos. Inc.	3.650%	4/5/29	23,780	26,312
	Lowe's Cos. Inc.	4.500%	4/15/30	12,555	14,722
	Lowe's Cos. Inc.	1.700%	10/15/30	13,000	12,439
	Lowe's Cos. Inc.	2.625%	4/1/31	16,000	16,430
	Lowe's Cos. Inc.	5.000%	4/15/40	6,775	8,594
	Lowe's Cos. Inc.	2.800%	9/15/41	18,000	17,506
	Lowe's Cos. Inc.	4.250%	9/15/44	541	611
	Lowe's Cos. Inc.	3.700%	4/15/46	10,025	10,930
	Lowe's Cos. Inc.	4.050%	5/3/47	16,622	19,009
	Lowe's Cos. Inc.	4.550%	4/5/49	9,520	11,773
	Lowe's Cos. Inc.	5.125%	4/15/50	4,000	5,401
	Lowe's Cos. Inc.	3.000%	10/15/50	10,000	9,741
	Lowe's Cos. Inc.	3.500%	4/1/51	5,000	5,319
	Magna International Inc.	3.625%	6/15/24	9,445	10,144
	Magna International Inc.	4.150%	10/1/25	2,775	3,075
	Magna International Inc.	2.450%	6/15/30	8,000	8,126
	Marriott International Inc.	3.250%	9/15/22	3,525	3,586
	Marriott International Inc.	3.600%	4/15/24	12,525	13,324
	Marriott International Inc.	3.750%	3/15/25	7,409	7,928
[3]	Marriott International Inc.	5.750%	5/1/25	1,650	1,889
	Marriott International Inc.	3.750%	10/1/25	4,190	4,517

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Marriott International Inc.	3.125%	6/15/26	10,235	10,937
[3]	Marriott International Inc.	4.650%	12/1/28	1,500	1,703
[3]	Marriott International Inc.	4.625%	6/15/30	9,100	10,409
[3]	Marriott International Inc.	2.850%	4/15/31	18,500	18,675
[3]	Marriott International Inc.	3.500%	10/15/32	9,971	10,599
	Masco Corp.	3.500%	11/15/27	8,550	9,325
	Masco Corp.	1.500%	2/15/28	5,000	4,863
	Masco Corp.	7.750%	8/1/29	1,144	1,550
	Masco Corp.	2.000%	10/1/30	3,175	3,070
	Masco Corp.	2.000%	2/15/31	9,000	8,703
	Masco Corp.	4.500%	5/15/47	5,900	7,061
	Masco Corp.	3.125%	2/15/51	7,500	7,383
[3]	Massachusetts Institute of Technology	3.959%	7/1/38	145	172
[3]	Massachusetts Institute of Technology	2.989%	7/1/50	3,080	3,315
	Massachusetts Institute of Technology	5.600%	7/1/11	8,881	15,293
	Massachusetts Institute of Technology	4.678%	7/1/14	15,582	22,388
	Massachusetts Institute of Technology	3.885%	7/1/16	2,125	2,565
[3]	McDonald's Corp.	3.350%	4/1/23	11,981	12,481
[3]	McDonald's Corp.	3.375%	5/26/25	11,655	12,548
[3]	McDonald's Corp.	3.300%	7/1/25	6,100	6,568
[3]	McDonald's Corp.	3.700%	1/30/26	22,615	24,868
[3]	McDonald's Corp.	3.500%	3/1/27	8,960	9,858
[3]	McDonald's Corp.	3.500%	7/1/27	9,000	9,937
[3]	McDonald's Corp.	3.800%	4/1/28	11,475	12,841
[3]	McDonald's Corp.	2.625%	9/1/29	13,110	13,674
[3]	McDonald's Corp.	2.125%	3/1/30	6,855	6,894
[3]	McDonald's Corp.	3.600%	7/1/30	25,716	28,606
[3]	McDonald's Corp.	4.700%	12/9/35	12,900	15,887
[3]	McDonald's Corp.	6.300%	10/15/37	425	603
[3]	McDonald's Corp.	6.300%	3/1/38	8,053	11,480
[3]	McDonald's Corp.	5.700%	2/1/39	7,793	10,540
[3]	McDonald's Corp.	3.700%	2/15/42	5,375	5,904
[3]	McDonald's Corp.	3.625%	5/1/43	4,300	4,695
[3]	McDonald's Corp.	4.600%	5/26/45	8,860	10,927
[3]	McDonald's Corp.	4.875%	12/9/45	15,500	19,804
[3]	McDonald's Corp.	4.450%	3/1/47	9,890	12,024
[3]	McDonald's Corp.	4.450%	9/1/48	7,755	9,514
[3]	McDonald's Corp.	3.625%	9/1/49	22,925	25,030
[3]	McDonald's Corp.	4.200%	4/1/50	10,000	11,936
	MDC Holdings Inc.	2.500%	1/15/31	4,100	3,997
	MDC Holdings Inc.	6.000%	1/15/43	3,000	3,761
	Mohawk Industries Inc.	3.850%	2/1/23	6,125	6,347
	Mohawk Industries Inc.	3.625%	5/15/30	5,625	6,128
	NIKE Inc.	2.250%	5/1/23	3,700	3,798
	NIKE Inc.	2.400%	3/27/25	4,125	4,333
	NIKE Inc.	2.375%	11/1/26	11,270	11,911
	NIKE Inc.	2.750%	3/27/27	12,374	13,271
	NIKE Inc.	2.850%	3/27/30	12,075	12,984
	NIKE Inc.	3.250%	3/27/40	14,500	15,813
	NIKE Inc.	3.625%	5/1/43	1,025	1,178
	NIKE Inc.	3.875%	11/1/45	10,575	12,557
	NIKE Inc.	3.375%	11/1/46	4,125	4,565
	NIKE Inc.	3.375%	3/27/50	14,000	15,670
[3]	Northeastern University	2.894%	10/1/50	3,140	3,166
[3]	Northwestern University	4.643%	12/1/44	9,550	12,414
[3]	Northwestern University	2.640%	12/1/50	3,000	3,012
[3]	Northwestern University	3.662%	12/1/57	2,100	2,550
	NVR Inc.	3.000%	5/15/30	9,072	9,479

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	O'Reilly Automotive Inc.	3.850%	6/15/23	7,025	7,363
	O'Reilly Automotive Inc.	3.550%	3/15/26	1,525	1,669
	O'Reilly Automotive Inc.	3.600%	9/1/27	11,795	13,120
	O'Reilly Automotive Inc.	4.350%	6/1/28	1,675	1,922
	O'Reilly Automotive Inc.	3.900%	6/1/29	4,000	4,482
	O'Reilly Automotive Inc.	4.200%	4/1/30	5,500	6,307
	O'Reilly Automotive Inc.	1.750%	3/15/31	3,125	2,996
	Owens Corning	4.200%	12/1/24	6,030	6,563
	Owens Corning	3.400%	8/15/26	2,025	2,187
	Owens Corning	3.950%	8/15/29	4,100	4,583
	Owens Corning	3.875%	6/1/30	4,275	4,713
	Owens Corning	7.000%	12/1/36	1,787	2,559
	Owens Corning	4.300%	7/15/47	8,075	9,274
	Owens Corning	4.400%	1/30/48	4,100	4,793
	President & Fellows of Harvard College	4.875%	10/15/40	3,680	4,993
	President & Fellows of Harvard College	3.150%	7/15/46	6,300	6,939
	President & Fellows of Harvard College	2.517%	10/15/50	6,465	6,383
	President & Fellows of Harvard College	3.300%	7/15/56	3,300	3,751
	PulteGroup Inc.	5.500%	3/1/26	5,550	6,438
	PulteGroup Inc.	5.000%	1/15/27	16,000	18,558
	PulteGroup Inc.	6.375%	5/15/33	6,462	8,526
	PulteGroup Inc.	6.000%	2/15/35	4,000	5,193
	Ralph Lauren Corp.	3.750%	9/15/25	3,850	4,216
	Ralph Lauren Corp.	2.950%	6/15/30	6,000	6,324
[3]	Rockefeller Foundation	2.492%	10/1/50	10,100	9,859
	Ross Stores Inc.	4.600%	4/15/25	6,640	7,409
	Ross Stores Inc.	1.875%	4/15/31	5,000	4,824
	Sands China Ltd.	5.125%	8/8/25	16,609	17,881
	Sands China Ltd.	3.800%	1/8/26	8,990	9,263
[7]	Sands China Ltd.	2.300%	3/8/27	3,600	3,484
	Sands China Ltd.	5.400%	8/8/28	20,150	22,279
[7]	Sands China Ltd.	2.850%	3/8/29	2,500	2,407
	Sands China Ltd.	4.375%	6/18/30	8,700	9,081
[7]	Sands China Ltd.	3.250%	8/8/31	3,600	3,477
	Snap-on Inc.	3.250%	3/1/27	1,900	2,073
	Snap-on Inc.	4.100%	3/1/48	2,600	3,161
	Snap-on Inc.	3.100%	5/1/50	5,225	5,479
	Stanley Black & Decker Inc.	3.400%	3/1/26	4,724	5,154
	Stanley Black & Decker Inc.	4.250%	11/15/28	1,025	1,187
	Stanley Black & Decker Inc.	2.300%	3/15/30	13,300	13,664
	Stanley Black & Decker Inc.	5.200%	9/1/40	2,950	3,894
	Stanley Black & Decker Inc.	4.850%	11/15/48	2,888	3,832
	Stanley Black & Decker Inc.	2.750%	11/15/50	11,500	11,018
[3]	Stanley Black & Decker Inc.	4.000%	3/15/60	2,000	2,142
	Starbucks Corp.	3.100%	3/1/23	11,735	12,157
	Starbucks Corp.	3.850%	10/1/23	5,400	5,721
	Starbucks Corp.	3.800%	8/15/25	1,354	1,485
	Starbucks Corp.	2.450%	6/15/26	20,813	21,869
	Starbucks Corp.	3.500%	3/1/28	5,575	6,134
	Starbucks Corp.	4.000%	11/15/28	7,100	8,076
	Starbucks Corp.	3.550%	8/15/29	4,950	5,477
	Starbucks Corp.	2.550%	11/15/30	19,700	20,258
	Starbucks Corp.	4.300%	6/15/45	2,535	2,981
	Starbucks Corp.	3.750%	12/1/47	1,000	1,096
	Starbucks Corp.	4.500%	11/15/48	15,301	18,892
	Starbucks Corp.	4.450%	8/15/49	8,000	9,816
	Starbucks Corp.	3.350%	3/12/50	8,000	8,329
	Starbucks Corp.	3.500%	11/15/50	10,700	11,385

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Steelcase Inc.	5.125%	1/18/29	3,700	4,274
	Stellantis NV	5.250%	4/15/23	13,339	14,257
	Tapestry Inc.	4.250%	4/1/25	4,178	4,522
	Tapestry Inc.	4.125%	7/15/27	6,520	7,133
	TJX Cos. Inc.	2.500%	5/15/23	5,798	5,971
	TJX Cos. Inc.	2.250%	9/15/26	23,275	24,459
	TJX Cos. Inc.	1.150%	5/15/28	7,550	7,394
	TJX Cos. Inc.	3.875%	4/15/30	8,000	9,107
	TJX Cos. Inc.	1.600%	5/15/31	5,400	5,193
	Toyota Motor Corp.	3.419%	7/20/23	8,500	8,969
	Toyota Motor Corp.	0.681%	3/25/24	14,000	14,019
	Toyota Motor Corp.	2.358%	7/2/24	11,065	11,578
	Toyota Motor Corp.	1.339%	3/25/26	13,800	13,892
[3]	Toyota Motor Credit Corp.	2.600%	1/11/22	8,700	8,756
[3]	Toyota Motor Credit Corp.	3.300%	1/12/22	9,825	9,905
[3]	Toyota Motor Credit Corp.	2.650%	4/12/22	6,750	6,836
[3]	Toyota Motor Credit Corp.	0.350%	10/14/22	10,000	10,014
[3]	Toyota Motor Credit Corp.	2.625%	1/10/23	1,725	1,776
[3]	Toyota Motor Credit Corp.	2.700%	1/11/23	3,950	4,069
[3]	Toyota Motor Credit Corp.	0.400%	4/6/23	9,000	9,016
[3]	Toyota Motor Credit Corp.	0.500%	8/14/23	12,000	12,032
[3]	Toyota Motor Credit Corp.	1.350%	8/25/23	7,500	7,638
[3]	Toyota Motor Credit Corp.	3.450%	9/20/23	1,000	1,059
[3]	Toyota Motor Credit Corp.	2.250%	10/18/23	4,050	4,200
	Toyota Motor Credit Corp.	3.350%	1/8/24	200	212
[3]	Toyota Motor Credit Corp.	0.450%	1/11/24	10,000	9,976
[3]	Toyota Motor Credit Corp.	2.900%	4/17/24	4,600	4,861
[3]	Toyota Motor Credit Corp.	0.500%	6/18/24	9,000	8,958
	Toyota Motor Credit Corp.	0.625%	9/13/24	10,000	9,979
[3]	Toyota Motor Credit Corp.	1.800%	2/13/25	13,580	13,944
[3]	Toyota Motor Credit Corp.	3.400%	4/14/25	3,025	3,269
[3]	Toyota Motor Credit Corp.	0.800%	10/16/25	8,000	7,898
[3]	Toyota Motor Credit Corp.	0.800%	1/9/26	7,000	6,894
[3]	Toyota Motor Credit Corp.	1.125%	6/18/26	14,000	13,912
[3]	Toyota Motor Credit Corp.	3.200%	1/11/27	7,032	7,671
[3]	Toyota Motor Credit Corp.	1.150%	8/13/27	9,277	9,122
[3]	Toyota Motor Credit Corp.	3.050%	1/11/28	13,475	14,599
[3]	Toyota Motor Credit Corp.	1.900%	4/6/28	7,700	7,800
	Toyota Motor Credit Corp.	3.650%	1/8/29	5,175	5,829
[3]	Toyota Motor Credit Corp.	2.150%	2/13/30	9,575	9,717
[3]	Toyota Motor Credit Corp.	3.375%	4/1/30	10,000	11,079
[3]	Toyota Motor Credit Corp.	1.650%	1/10/31	5,000	4,862
	Toyota Motor Credit Corp.	1.900%	9/12/31	6,000	5,891
	Tractor Supply Co.	1.750%	11/1/30	5,750	5,521
[3]	Trustees of Boston College	3.129%	7/1/52	4,050	4,248
[3]	Trustees of Boston University	4.061%	10/1/48	3,035	3,697
	Trustees of Princeton University	5.700%	3/1/39	5,830	8,488
[3]	Trustees of Princeton University	2.516%	7/1/50	12,575	12,405
[3]	Trustees of the University of Pennsylvania	2.396%	10/1/50	3,700	3,511
	Trustees of the University of Pennsylvania	4.674%	9/1/12	6,298	9,042
	Trustees of the University of Pennsylvania	3.610%	2/15/19	50	57
[3]	University of Chicago	2.547%	4/1/50	8,050	7,731
	University of Chicago	3.000%	10/1/52	2,175	2,257
[3]	University of Chicago	4.003%	10/1/53	5,300	6,549
[3]	University of Notre Dame du Lac	3.438%	2/15/45	8,925	10,297

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	University of Notre Dame du Lac	3.394%	2/15/48	2,700	3,084
[3]	University of Southern California	3.028%	10/1/39	8,151	8,679
[3]	University of Southern California	3.841%	10/1/47	9,550	11,531
[3]	University of Southern California	2.945%	10/1/51	9,275	9,699
	University of Southern California	5.250%	10/1/11	2,250	3,455
[3]	University of Southern California	3.226%	10/1/20	1,975	1,996
	VF Corp.	2.400%	4/23/25	6,800	7,081
	VF Corp.	2.800%	4/23/27	2,000	2,124
	VF Corp.	2.950%	4/23/30	10,059	10,582
	Whirlpool Corp.	4.700%	6/1/22	6,700	6,886
	Whirlpool Corp.	4.000%	3/1/24	2,675	2,879
	Whirlpool Corp.	3.700%	5/1/25	800	868
	Whirlpool Corp.	4.750%	2/26/29	16,200	18,937
	Whirlpool Corp.	2.400%	5/15/31	2,850	2,852
	Whirlpool Corp.	4.500%	6/1/46	6,675	7,972
	Whirlpool Corp.	4.600%	5/15/50	2,500	3,082
[3]	William Marsh Rice University	3.574%	5/15/45	21,500	24,411
[3]	Yale University	0.873%	4/15/25	4,650	4,666
[3]	Yale University	1.482%	4/15/30	5,300	5,198
[3]	Yale University	2.402%	4/15/50	8,065	7,755
					4,373,803
Consumer Staples (1.9%)
	Ahold Finance USA LLC	6.875%	5/1/29	4,325	5,718
	Altria Group Inc.	4.000%	1/31/24	12,883	13,852
	Altria Group Inc.	3.800%	2/14/24	2,700	2,885
	Altria Group Inc.	2.350%	5/6/25	7,125	7,383
	Altria Group Inc.	4.400%	2/14/26	28,775	32,260
	Altria Group Inc.	2.625%	9/16/26	2,200	2,303
	Altria Group Inc.	4.800%	2/14/29	15,775	18,142
	Altria Group Inc.	3.400%	5/6/30	9,000	9,503
	Altria Group Inc.	2.450%	2/4/32	12,200	11,740
	Altria Group Inc.	5.800%	2/14/39	15,860	19,518
	Altria Group Inc.	3.400%	2/4/41	15,500	14,657
	Altria Group Inc.	4.250%	8/9/42	9,476	9,855
	Altria Group Inc.	4.500%	5/2/43	10,209	10,949
	Altria Group Inc.	5.375%	1/31/44	22,457	26,430
	Altria Group Inc.	3.875%	9/16/46	16,069	15,651
	Altria Group Inc.	5.950%	2/14/49	26,574	33,839
	Altria Group Inc.	4.450%	5/6/50	2,990	3,152
	Altria Group Inc.	3.700%	2/4/51	12,210	11,481
	Altria Group Inc.	6.200%	2/14/59	2,521	3,251
	Altria Group Inc.	4.000%	2/4/61	13,870	13,345
[3]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	41,399	45,428
[3]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	65,511	79,193
[3]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	115,293	143,179
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	7,575	9,148
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	12,425	13,699
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	16,086	19,049
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	17,992	22,211
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	27,072	30,551
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	50,427	59,379
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	38,870	42,588
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	12,615	14,727
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	7,575	12,372
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	14,781	19,158
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	15,000	17,485
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	21,276	26,297
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	10,357	11,142

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	47,448	56,801
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	31,657	37,151
Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	12,448	16,853
Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	20,502	24,530
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	20,160	24,745
Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	7,050	9,999
Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	10,655	12,813
Archer-Daniels-Midland Co.	2.500%	8/11/26	8,750	9,310
Archer-Daniels-Midland Co.	3.250%	3/27/30	8,700	9,523
Archer-Daniels-Midland Co.	5.935%	10/1/32	530	711
Archer-Daniels-Midland Co.	5.375%	9/15/35	2,395	3,222
Archer-Daniels-Midland Co.	3.750%	9/15/47	7,750	9,063
Archer-Daniels-Midland Co.	4.500%	3/15/49	13,325	17,288
Archer-Daniels-Midland Co.	2.700%	9/15/51	5,000	4,897
Avery Dennison Corp.	4.875%	12/6/28	6,887	8,140
Avery Dennison Corp.	2.650%	4/30/30	8,200	8,386
BAT Capital Corp.	3.222%	8/15/24	24,380	25,857
BAT Capital Corp.	2.789%	9/6/24	826	869
BAT Capital Corp.	3.215%	9/6/26	14,933	15,919
BAT Capital Corp.	4.700%	4/2/27	8,425	9,513
BAT Capital Corp.	3.557%	8/15/27	27,770	29,918
BAT Capital Corp.	2.259%	3/25/28	15,625	15,522
BAT Capital Corp.	3.462%	9/6/29	7,693	8,089
BAT Capital Corp.	4.906%	4/2/30	11,805	13,532
BAT Capital Corp.	2.726%	3/25/31	11,000	10,842
BAT Capital Corp.	4.390%	8/15/37	10,725	11,453
BAT Capital Corp.	3.734%	9/25/40	10,000	9,687
BAT Capital Corp.	4.540%	8/15/47	21,893	22,810
BAT Capital Corp.	4.758%	9/6/49	6,025	6,479
BAT Capital Corp.	5.282%	4/2/50	14,950	17,168
BAT Capital Corp.	3.984%	9/25/50	14,575	14,064
BAT International Finance plc	1.668%	3/25/26	21,509	21,520
Beam Suntory Inc.	3.250%	6/15/23	1,400	1,452
Brown-Forman Corp.	3.500%	4/15/25	3,978	4,312
Brown-Forman Corp.	4.500%	7/15/45	3,895	4,956
Bunge Ltd. Finance Corp.	4.350%	3/15/24	6,700	7,244
Bunge Ltd. Finance Corp.	1.630%	8/17/25	8,888	8,988
Bunge Ltd. Finance Corp.	3.250%	8/15/26	7,368	7,932
Bunge Ltd. Finance Corp.	3.750%	9/25/27	3,750	4,141
Bunge Ltd. Finance Corp.	2.750%	5/14/31	12,250	12,420
Campbell Soup Co.	3.650%	3/15/23	3,022	3,153
Campbell Soup Co.	3.950%	3/15/25	6,660	7,258
Campbell Soup Co.	3.300%	3/19/25	4,125	4,408
Campbell Soup Co.	4.150%	3/15/28	6,950	7,831
Campbell Soup Co.	2.375%	4/24/30	4,450	4,479
Campbell Soup Co.	3.125%	4/24/50	6,998	6,838
Church & Dwight Co. Inc.	3.150%	8/1/27	3,575	3,875
Church & Dwight Co. Inc.	3.950%	8/1/47	3,350	3,909
Clorox Co.	3.500%	12/15/24	5,925	6,409
Clorox Co.	3.100%	10/1/27	6,100	6,607
Clorox Co.	3.900%	5/15/28	3,500	3,946
Clorox Co.	1.800%	5/15/30	9,313	9,095
Coca-Cola Co.	1.750%	9/6/24	8,625	8,943
Coca-Cola Co.	3.375%	3/25/27	6,029	6,675
Coca-Cola Co.	2.900%	5/25/27	1,875	2,037
Coca-Cola Co.	1.450%	6/1/27	17,848	18,012
Coca-Cola Co.	1.500%	3/5/28	3,500	3,489
Coca-Cola Co.	1.000%	3/15/28	8,000	7,727

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Coca-Cola Co.	2.125%	9/6/29	6,200	6,351
	Coca-Cola Co.	3.450%	3/25/30	10,125	11,334
	Coca-Cola Co.	1.650%	6/1/30	20,303	19,830
	Coca-Cola Co.	2.000%	3/5/31	10,000	10,014
	Coca-Cola Co.	1.375%	3/15/31	16,000	15,196
	Coca-Cola Co.	2.250%	1/5/32	13,000	13,168
	Coca-Cola Co.	4.125%	3/25/40	3,880	4,593
	Coca-Cola Co.	2.500%	6/1/40	9,600	9,347
	Coca-Cola Co.	2.875%	5/5/41	16,000	16,490
	Coca-Cola Co.	4.200%	3/25/50	5,775	7,234
	Coca-Cola Co.	2.600%	6/1/50	13,475	12,903
	Coca-Cola Co.	3.000%	3/5/51	18,400	19,019
	Coca-Cola Co.	2.500%	3/15/51	19,025	17,947
	Coca-Cola Co.	2.750%	6/1/60	3,800	3,673
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	8,117	8,894
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	7,600	7,848
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	2,600	2,464
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	7,800	10,317
[3]	Colgate-Palmolive Co.	2.250%	11/15/22	14,525	14,853
[3]	Colgate-Palmolive Co.	1.950%	2/1/23	4,200	4,294
[3]	Colgate-Palmolive Co.	3.250%	3/15/24	4,682	5,003
[3]	Colgate-Palmolive Co.	4.000%	8/15/45	4,045	5,031
[3]	Colgate-Palmolive Co.	3.700%	8/1/47	8,522	10,210
	Conagra Brands Inc.	3.250%	9/15/22	4,300	4,412
	Conagra Brands Inc.	3.200%	1/25/23	3,135	3,226
	Conagra Brands Inc.	0.500%	8/11/23	4,400	4,400
	Conagra Brands Inc.	4.300%	5/1/24	24,235	26,303
	Conagra Brands Inc.	4.600%	11/1/25	12,225	13,739
	Conagra Brands Inc.	1.375%	11/1/27	9,050	8,817
	Conagra Brands Inc.	7.000%	10/1/28	700	919
	Conagra Brands Inc.	4.850%	11/1/28	7,950	9,343
	Conagra Brands Inc.	8.250%	9/15/30	4,025	5,876
	Conagra Brands Inc.	5.300%	11/1/38	19,030	24,186
	Conagra Brands Inc.	5.400%	11/1/48	11,317	15,153
	Constellation Brands Inc.	3.200%	2/15/23	5,900	6,107
	Constellation Brands Inc.	4.250%	5/1/23	16,925	17,903
	Constellation Brands Inc.	4.750%	11/15/24	19,521	21,740
	Constellation Brands Inc.	4.400%	11/15/25	4,375	4,897
	Constellation Brands Inc.	4.750%	12/1/25	4,777	5,440
	Constellation Brands Inc.	3.700%	12/6/26	5,625	6,214
	Constellation Brands Inc.	3.500%	5/9/27	13,275	14,568
	Constellation Brands Inc.	3.600%	2/15/28	7,070	7,780
	Constellation Brands Inc.	3.150%	8/1/29	14,700	15,734
	Constellation Brands Inc.	2.875%	5/1/30	8,308	8,642
	Constellation Brands Inc.	2.250%	8/1/31	4,235	4,167
	Constellation Brands Inc.	4.500%	5/9/47	7,270	8,675
	Constellation Brands Inc.	4.100%	2/15/48	4,550	5,140
	Constellation Brands Inc.	5.250%	11/15/48	4,375	5,777
	Constellation Brands Inc.	3.750%	5/1/50	18,925	20,569
	Costco Wholesale Corp.	2.750%	5/18/24	16,000	16,887
	Costco Wholesale Corp.	3.000%	5/18/27	6,532	7,134
	Costco Wholesale Corp.	1.375%	6/20/27	32,824	32,991
	Costco Wholesale Corp.	1.600%	4/20/30	37,873	37,016
	Costco Wholesale Corp.	1.750%	4/20/32	10,600	10,391
	Delhaize America LLC	9.000%	4/15/31	1,930	2,942
	Diageo Capital plc	2.625%	4/29/23	11,470	11,817
	Diageo Capital plc	3.500%	9/18/23	2,000	2,116
	Diageo Capital plc	2.125%	10/24/24	9,400	9,791

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Diageo Capital plc	1.375%	9/29/25	7,500	7,581
	Diageo Capital plc	3.875%	5/18/28	1,000	1,131
	Diageo Capital plc	2.375%	10/24/29	8,800	9,068
	Diageo Capital plc	2.000%	4/29/30	8,460	8,410
	Diageo Capital plc	2.125%	4/29/32	9,824	9,760
	Diageo Capital plc	5.875%	9/30/36	500	701
	Diageo Capital plc	3.875%	4/29/43	5,469	6,396
	Diageo Investment Corp.	7.450%	4/15/35	1,450	2,244
	Diageo Investment Corp.	4.250%	5/11/42	3,512	4,259
	Dollar General Corp.	3.250%	4/15/23	9,543	9,895
	Dollar General Corp.	4.150%	11/1/25	7,180	7,959
	Dollar General Corp.	3.875%	4/15/27	5,525	6,160
	Dollar General Corp.	4.125%	5/1/28	4,475	5,084
	Dollar General Corp.	3.500%	4/3/30	9,464	10,412
	Dollar General Corp.	4.125%	4/3/50	21,857	25,509
	Dollar Tree Inc.	3.700%	5/15/23	10,800	11,321
	Dollar Tree Inc.	4.000%	5/15/25	12,815	14,010
	Dollar Tree Inc.	4.200%	5/15/28	6,270	7,092
	Estee Lauder Cos. Inc.	2.000%	12/1/24	150	156
	Estee Lauder Cos. Inc.	3.150%	3/15/27	4,300	4,691
	Estee Lauder Cos. Inc.	2.375%	12/1/29	6,000	6,228
	Estee Lauder Cos. Inc.	2.600%	4/15/30	15,600	16,348
	Estee Lauder Cos. Inc.	1.950%	3/15/31	7,000	6,963
	Estee Lauder Cos. Inc.	6.000%	5/15/37	1,650	2,339
	Estee Lauder Cos. Inc.	4.375%	6/15/45	4,375	5,459
	Estee Lauder Cos. Inc.	4.150%	3/15/47	1,880	2,330
	Estee Lauder Cos. Inc.	3.125%	12/1/49	2,052	2,204
	Flowers Foods Inc.	3.500%	10/1/26	3,500	3,799
	Flowers Foods Inc.	2.400%	3/15/31	6,381	6,364
	Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	600	620
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	3,550	4,195
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	26,700	27,955
	General Mills Inc.	3.150%	12/15/21	7,875	7,881
	General Mills Inc.	2.600%	10/12/22	9,550	9,751
	General Mills Inc.	3.700%	10/17/23	15,602	16,563
	General Mills Inc.	3.650%	2/15/24	5,885	6,256
	General Mills Inc.	4.000%	4/17/25	1,000	1,097
	General Mills Inc.	3.200%	2/10/27	7,500	8,130
	General Mills Inc.	4.200%	4/17/28	11,675	13,276
	General Mills Inc.	2.875%	4/15/30	9,891	10,409
[7]	General Mills Inc.	3.000%	2/1/51	13,265	13,247
	Hershey Co.	2.625%	5/1/23	2,750	2,833
	Hershey Co.	3.375%	5/15/23	10,050	10,518
	Hershey Co.	2.050%	11/15/24	2,291	2,387
	Hershey Co.	3.200%	8/21/25	5,028	5,418
	Hershey Co.	2.300%	8/15/26	500	526
	Hershey Co.	2.450%	11/15/29	5,381	5,615
	Hershey Co.	1.700%	6/1/30	7,720	7,596
	Hershey Co.	3.375%	8/15/46	300	329
	Hershey Co.	3.125%	11/15/49	4,035	4,264
	Hershey Co.	2.650%	6/1/50	7,595	7,381
	Hormel Foods Corp.	0.650%	6/3/24	7,000	7,005
	Hormel Foods Corp.	1.700%	6/3/28	6,000	6,029
	Hormel Foods Corp.	1.800%	6/11/30	8,575	8,440
	Hormel Foods Corp.	3.050%	6/3/51	10,002	10,395

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ingredion Inc.	3.200%	10/1/26	4,000	4,317
	Ingredion Inc.	2.900%	6/1/30	8,075	8,434
	Ingredion Inc.	3.900%	6/1/50	3,750	4,228
	J M Smucker Co.	3.500%	3/15/25	6,034	6,521
	J M Smucker Co.	3.375%	12/15/27	4,220	4,613
	J M Smucker Co.	2.375%	3/15/30	3,875	3,936
	J M Smucker Co.	2.125%	3/15/32	5,650	5,529
	J M Smucker Co.	4.250%	3/15/35	4,750	5,567
	J M Smucker Co.	2.750%	9/15/41	4,000	3,877
	J M Smucker Co.	4.375%	3/15/45	1,960	2,350
	J M Smucker Co.	3.550%	3/15/50	6,750	7,292
	Kellogg Co.	2.650%	12/1/23	4,536	4,746
	Kellogg Co.	3.250%	4/1/26	5,025	5,444
	Kellogg Co.	3.400%	11/15/27	10,475	11,458
	Kellogg Co.	4.300%	5/15/28	4,850	5,554
	Kellogg Co.	2.100%	6/1/30	4,850	4,801
[3]	Kellogg Co.	7.450%	4/1/31	5,367	7,685
	Kellogg Co.	4.500%	4/1/46	7,650	9,359
	Keurig Dr Pepper Inc.	4.057%	5/25/23	8,202	8,670
	Keurig Dr Pepper Inc.	3.130%	12/15/23	7,725	8,140
	Keurig Dr Pepper Inc.	0.750%	3/15/24	5,000	5,003
	Keurig Dr Pepper Inc.	4.417%	5/25/25	11,061	12,290
	Keurig Dr Pepper Inc.	3.400%	11/15/25	6,485	7,030
	Keurig Dr Pepper Inc.	2.550%	9/15/26	5,500	5,808
	Keurig Dr Pepper Inc.	3.430%	6/15/27	8,500	9,332
	Keurig Dr Pepper Inc.	3.200%	5/1/30	29,750	31,981
	Keurig Dr Pepper Inc.	2.250%	3/15/31	12,000	12,012
	Keurig Dr Pepper Inc.	7.450%	5/1/38	305	460
	Keurig Dr Pepper Inc.	4.985%	5/25/38	7,233	9,059
	Keurig Dr Pepper Inc.	4.500%	11/15/45	11,525	13,991
	Keurig Dr Pepper Inc.	4.420%	12/15/46	3,000	3,602
	Keurig Dr Pepper Inc.	5.085%	5/25/48	265	351
	Keurig Dr Pepper Inc.	3.800%	5/1/50	7,100	7,989
	Keurig Dr Pepper Inc.	3.350%	3/15/51	3,750	3,900
	Kimberly-Clark Corp.	2.400%	6/1/23	1,600	1,654
	Kimberly-Clark Corp.	3.050%	8/15/25	3,075	3,313
	Kimberly-Clark Corp.	2.750%	2/15/26	3,625	3,897
	Kimberly-Clark Corp.	1.050%	9/15/27	1,750	1,725
	Kimberly-Clark Corp.	3.950%	11/1/28	3,575	4,100
	Kimberly-Clark Corp.	3.200%	4/25/29	3,875	4,249
	Kimberly-Clark Corp.	3.100%	3/26/30	6,060	6,636
	Kimberly-Clark Corp.	6.625%	8/1/37	300	458
	Kimberly-Clark Corp.	5.300%	3/1/41	8,275	11,215
	Kimberly-Clark Corp.	3.900%	5/4/47	2,774	3,317
	Kimberly-Clark Corp.	2.875%	2/7/50	10,605	10,766
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	2,123	2,895
	Kroger Co.	3.400%	4/15/22	4,102	4,138
	Kroger Co.	3.850%	8/1/23	9,757	10,283
	Kroger Co.	4.000%	2/1/24	9,309	9,950
	Kroger Co.	3.500%	2/1/26	2,783	3,044
	Kroger Co.	2.650%	10/15/26	5,605	5,940
	Kroger Co.	4.500%	1/15/29	1,435	1,680
[3]	Kroger Co.	7.700%	6/1/29	4,025	5,507
	Kroger Co.	8.000%	9/15/29	6,150	8,567
	Kroger Co.	2.200%	5/1/30	5,031	5,048
	Kroger Co.	1.700%	1/15/31	9,550	9,125
	Kroger Co.	7.500%	4/1/31	1,125	1,591
	Kroger Co.	6.900%	4/15/38	3,327	4,888

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kroger Co.	5.400%	7/15/40	5,010	6,555
	Kroger Co.	5.000%	4/15/42	4,524	5,733
	Kroger Co.	5.150%	8/1/43	2,350	3,063
	Kroger Co.	3.875%	10/15/46	7,619	8,381
	Kroger Co.	4.450%	2/1/47	4,959	5,922
	Kroger Co.	4.650%	1/15/48	7,191	8,831
	Kroger Co.	5.400%	1/15/49	1,550	2,119
	Kroger Co.	3.950%	1/15/50	4,575	5,180
	McCormick & Co. Inc.	3.150%	8/15/24	9,275	9,865
	McCormick & Co. Inc.	0.900%	2/15/26	6,000	5,900
	McCormick & Co. Inc.	3.400%	8/15/27	10,500	11,537
	McCormick & Co. Inc.	2.500%	4/15/30	4,100	4,195
	McCormick & Co. Inc.	1.850%	2/15/31	12,390	11,967
	McCormick & Co. Inc.	4.200%	8/15/47	1,320	1,561
	Mead Johnson Nutrition Co.	4.125%	11/15/25	12,118	13,479
	Mead Johnson Nutrition Co.	5.900%	11/1/39	5,160	7,302
	Mead Johnson Nutrition Co.	4.600%	6/1/44	8,835	11,382
	Molson Coors Beverage Co.	3.000%	7/15/26	27,194	29,076
	Molson Coors Beverage Co.	5.000%	5/1/42	10,925	13,244
	Molson Coors Beverage Co.	4.200%	7/15/46	14,525	16,075
[7]	Mondelez International Holdings Netherlands BV	2.125%	9/19/22	3,800	3,868
	Mondelez International Inc.	1.500%	5/4/25	4,500	4,561
	Mondelez International Inc.	2.750%	4/13/30	19,944	20,867
	Mondelez International Inc.	1.500%	2/4/31	5,100	4,802
	Mondelez International Inc.	1.875%	10/15/32	14,245	13,657
	Mondelez International Inc.	2.625%	9/4/50	23,275	21,402
	PepsiCo Inc.	2.750%	3/1/23	7,975	8,257
	PepsiCo Inc.	0.750%	5/1/23	9,225	9,297
	PepsiCo Inc.	3.600%	3/1/24	7,334	7,823
	PepsiCo Inc.	2.250%	3/19/25	12,188	12,721
	PepsiCo Inc.	2.750%	4/30/25	10,130	10,761
	PepsiCo Inc.	3.500%	7/17/25	4,000	4,356
	PepsiCo Inc.	2.850%	2/24/26	15,866	17,019
	PepsiCo Inc.	2.375%	10/6/26	17,000	18,026
	PepsiCo Inc.	2.625%	3/19/27	2,500	2,666
	PepsiCo Inc.	3.000%	10/15/27	13,525	14,801
	PepsiCo Inc.	7.000%	3/1/29	3,527	4,853
	PepsiCo Inc.	2.625%	7/29/29	7,984	8,469
	PepsiCo Inc.	2.750%	3/19/30	16,510	17,607
	PepsiCo Inc.	1.625%	5/1/30	15,350	15,063
	PepsiCo Inc.	1.400%	2/25/31	10,000	9,605
	PepsiCo Inc.	5.500%	1/15/40	1,300	1,800
	PepsiCo Inc.	3.500%	3/19/40	9,500	10,632
	PepsiCo Inc.	4.000%	3/5/42	9,800	11,666
	PepsiCo Inc.	3.600%	8/13/42	4,100	4,639
	PepsiCo Inc.	4.250%	10/22/44	8,525	10,418
	PepsiCo Inc.	4.600%	7/17/45	5,135	6,613
	PepsiCo Inc.	4.450%	4/14/46	18,925	24,020
	PepsiCo Inc.	3.450%	10/6/46	14,075	15,552
	PepsiCo Inc.	3.375%	7/29/49	25,020	27,462
	PepsiCo Inc.	2.875%	10/15/49	9,400	9,573
	PepsiCo Inc.	3.625%	3/19/50	9,208	10,615
	PepsiCo Inc.	3.875%	3/19/60	4,070	4,943
	Philip Morris International Inc.	2.625%	2/18/22	5,000	5,035
	Philip Morris International Inc.	2.500%	11/2/22	5,900	6,028
	Philip Morris International Inc.	2.625%	3/6/23	2,970	3,069
	Philip Morris International Inc.	1.125%	5/1/23	5,025	5,089

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philip Morris International Inc.	2.125%	5/10/23	4,230	4,336
	Philip Morris International Inc.	3.600%	11/15/23	7,660	8,164
	Philip Morris International Inc.	2.875%	5/1/24	11,625	12,261
	Philip Morris International Inc.	3.250%	11/10/24	10,600	11,386
	Philip Morris International Inc.	1.500%	5/1/25	3,687	3,741
	Philip Morris International Inc.	3.375%	8/11/25	4,625	4,997
	Philip Morris International Inc.	2.750%	2/25/26	17,069	18,097
	Philip Morris International Inc.	0.875%	5/1/26	9,362	9,194
	Philip Morris International Inc.	3.125%	8/17/27	4,500	4,882
	Philip Morris International Inc.	3.125%	3/2/28	4,230	4,555
	Philip Morris International Inc.	3.375%	8/15/29	5,730	6,280
	Philip Morris International Inc.	2.100%	5/1/30	8,250	8,210
	Philip Morris International Inc.	1.750%	11/1/30	4,500	4,328
	Philip Morris International Inc.	6.375%	5/16/38	7,600	10,678
	Philip Morris International Inc.	4.375%	11/15/41	10,418	12,044
	Philip Morris International Inc.	4.500%	3/20/42	8,495	9,941
	Philip Morris International Inc.	3.875%	8/21/42	7,802	8,458
	Philip Morris International Inc.	4.125%	3/4/43	16,290	18,225
	Philip Morris International Inc.	4.875%	11/15/43	7,750	9,540
	Philip Morris International Inc.	4.250%	11/10/44	10,935	12,526
	Procter & Gamble Co.	2.300%	2/6/22	7,164	7,215
	Procter & Gamble Co.	3.100%	8/15/23	8,250	8,680
	Procter & Gamble Co.	0.550%	10/29/25	6,450	6,355
	Procter & Gamble Co.	2.700%	2/2/26	15,050	16,099
	Procter & Gamble Co.	2.450%	11/3/26	11,110	11,800
	Procter & Gamble Co.	2.800%	3/25/27	16,395	17,649
	Procter & Gamble Co.	2.850%	8/11/27	6,575	7,135
	Procter & Gamble Co.	3.000%	3/25/30	25,907	28,319
	Procter & Gamble Co.	1.200%	10/29/30	10,631	10,102
	Procter & Gamble Co.	5.550%	3/5/37	4,500	6,419
	Procter & Gamble Co.	3.550%	3/25/40	6,422	7,512
	Procter & Gamble Co.	3.500%	10/25/47	3,075	3,651
	Procter & Gamble Co.	3.600%	3/25/50	8,606	10,488
	Reynolds American Inc.	4.450%	6/12/25	35,592	39,238
	Reynolds American Inc.	5.700%	8/15/35	6,920	8,274
	Reynolds American Inc.	7.250%	6/15/37	4,800	6,466
[3]	Reynolds American Inc.	8.125%	5/1/40	2,239	3,243
[3]	Reynolds American Inc.	7.000%	8/4/41	2,040	2,719
	Reynolds American Inc.	6.150%	9/15/43	8,575	10,731
	Reynolds American Inc.	5.850%	8/15/45	20,590	25,077
	Sysco Corp.	3.550%	3/15/25	2,000	2,162
	Sysco Corp.	3.750%	10/1/25	15,349	16,784
	Sysco Corp.	3.300%	7/15/26	8,450	9,128
	Sysco Corp.	3.250%	7/15/27	14,864	16,066
	Sysco Corp.	2.400%	2/15/30	1,815	1,845
	Sysco Corp.	5.950%	4/1/30	7,058	8,983
	Sysco Corp.	6.600%	4/1/40	8,415	12,346
	Sysco Corp.	4.850%	10/1/45	4,680	5,838
	Sysco Corp.	4.500%	4/1/46	6,450	7,706
	Sysco Corp.	4.450%	3/15/48	7,425	8,849
	Sysco Corp.	3.300%	2/15/50	9,262	9,504
	Sysco Corp.	6.600%	4/1/50	11,472	18,082
	Target Corp.	3.500%	7/1/24	9,386	10,134
	Target Corp.	2.250%	4/15/25	14,006	14,613
	Target Corp.	2.500%	4/15/26	10,690	11,413
	Target Corp.	3.375%	4/15/29	6,750	7,492
	Target Corp.	2.350%	2/15/30	6,730	6,965
	Target Corp.	2.650%	9/15/30	13,093	13,876

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Target Corp.	6.500%	10/15/37	5,208	7,899
	Target Corp.	7.000%	1/15/38	3,725	5,884
	Target Corp.	4.000%	7/1/42	5,000	6,096
	Target Corp.	3.625%	4/15/46	5,000	5,830
	Target Corp.	3.900%	11/15/47	1,500	1,836
	Tyson Foods Inc.	3.950%	8/15/24	19,035	20,558
	Tyson Foods Inc.	4.000%	3/1/26	26,044	28,956
	Tyson Foods Inc.	3.550%	6/2/27	11,175	12,335
	Tyson Foods Inc.	4.350%	3/1/29	17,500	20,229
	Tyson Foods Inc.	4.875%	8/15/34	4,325	5,311
	Tyson Foods Inc.	5.150%	8/15/44	625	814
	Tyson Foods Inc.	4.550%	6/2/47	5,625	6,885
	Tyson Foods Inc.	5.100%	9/28/48	20,375	26,890
	Unilever Capital Corp.	3.125%	3/22/23	200	208
	Unilever Capital Corp.	0.375%	9/14/23	1,000	1,001
	Unilever Capital Corp.	3.250%	3/7/24	13,175	13,995
	Unilever Capital Corp.	2.600%	5/5/24	19,965	20,947
	Unilever Capital Corp.	0.626%	8/12/24	2,000	2,002
	Unilever Capital Corp.	3.375%	3/22/25	1,706	1,842
	Unilever Capital Corp.	3.100%	7/30/25	3,875	4,178
	Unilever Capital Corp.	2.000%	7/28/26	6,200	6,440
	Unilever Capital Corp.	2.900%	5/5/27	6,400	6,890
	Unilever Capital Corp.	2.125%	9/6/29	23,366	23,856
	Unilever Capital Corp.	1.375%	9/14/30	2,500	2,387
	Unilever Capital Corp.	1.750%	8/12/31	5,900	5,757
	Unilever Capital Corp.	5.900%	11/15/32	8,600	11,658
[3]	Unilever Capital Corp.	2.625%	8/12/51	10,000	9,647
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	11,087	12,009
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	18,555	20,114
	Walgreens Boots Alliance Inc.	3.200%	4/15/30	5,000	5,346
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	9,646	11,665
	Walgreens Boots Alliance Inc.	4.100%	4/15/50	4,150	4,610
	Walmart Inc.	2.350%	12/15/22	11,600	11,867
	Walmart Inc.	2.550%	4/11/23	12,735	13,108
	Walmart Inc.	3.400%	6/26/23	16,350	17,189
	Walmart Inc.	3.300%	4/22/24	16,825	17,926
	Walmart Inc.	2.850%	7/8/24	16,905	17,917
	Walmart Inc.	2.650%	12/15/24	16,397	17,386
	Walmart Inc.	3.550%	6/26/25	20,470	22,360
	Walmart Inc.	3.050%	7/8/26	30,947	33,657
	Walmart Inc.	1.050%	9/17/26	5,000	4,995
	Walmart Inc.	3.700%	6/26/28	12,146	13,739
	Walmart Inc.	1.500%	9/22/28	9,000	8,964
	Walmart Inc.	3.250%	7/8/29	21,465	23,821
	Walmart Inc.	2.375%	9/24/29	7,455	7,837
	Walmart Inc.	1.800%	9/22/31	5,000	4,954
	Walmart Inc.	5.250%	9/1/35	10,467	14,349
	Walmart Inc.	6.200%	4/15/38	13,580	20,268
	Walmart Inc.	3.950%	6/28/38	7,175	8,530
	Walmart Inc.	5.625%	4/1/40	4,130	5,948
	Walmart Inc.	5.000%	10/25/40	2,755	3,705
	Walmart Inc.	5.625%	4/15/41	3,887	5,651
	Walmart Inc.	2.500%	9/22/41	5,300	5,281
	Walmart Inc.	4.000%	4/11/43	11,385	13,711
	Walmart Inc.	3.625%	12/15/47	14,049	16,317
	Walmart Inc.	4.050%	6/29/48	14,587	18,290
	Walmart Inc.	2.950%	9/24/49	17,370	18,370

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walmart Inc.	2.650%	9/22/51	9,775	9,730
					4,732,207
Energy (2.3%)
	Baker Hughes a GE Co. LLC	2.773%	12/15/22	16,280	16,723
	Baker Hughes a GE Co. LLC	3.337%	12/15/27	14,275	15,567
	Baker Hughes a GE Co. LLC	3.138%	11/7/29	5,100	5,467
	Baker Hughes a GE Co. LLC	4.486%	5/1/30	9,498	11,106
	Baker Hughes a GE Co. LLC	4.080%	12/15/47	15,500	17,441
	Baker Hughes Holdings LLC	5.125%	9/15/40	7,540	9,631
	Boardwalk Pipelines LP	3.375%	2/1/23	2,240	2,303
	Boardwalk Pipelines LP	4.950%	12/15/24	575	637
	Boardwalk Pipelines LP	5.950%	6/1/26	14,910	17,459
	Boardwalk Pipelines LP	4.450%	7/15/27	2,695	3,032
	BP Capital Markets America Inc.	2.937%	4/6/23	7,000	7,263
[3]	BP Capital Markets America Inc.	2.750%	5/10/23	20,495	21,270
[3]	BP Capital Markets America Inc.	3.216%	11/28/23	5,800	6,113
	BP Capital Markets America Inc.	3.790%	2/6/24	14,542	15,565
[3]	BP Capital Markets America Inc.	3.224%	4/14/24	6,697	7,103
	BP Capital Markets America Inc.	3.194%	4/6/25	9,500	10,163
	BP Capital Markets America Inc.	3.410%	2/11/26	13,500	14,717
[3]	BP Capital Markets America Inc.	3.119%	5/4/26	30,301	32,740
[3]	BP Capital Markets America Inc.	3.017%	1/16/27	7,247	7,787
	BP Capital Markets America Inc.	3.543%	4/6/27	8,471	9,330
[3]	BP Capital Markets America Inc.	3.588%	4/14/27	3,000	3,309
	BP Capital Markets America Inc.	3.937%	9/21/28	7,750	8,735
	BP Capital Markets America Inc.	4.234%	11/6/28	21,680	24,879
	BP Capital Markets America Inc.	3.633%	4/6/30	27,910	31,107
	BP Capital Markets America Inc.	1.749%	8/10/30	6,466	6,288
	BP Capital Markets America Inc.	3.060%	6/17/41	15,110	15,244
	BP Capital Markets America Inc.	3.000%	2/24/50	18,464	17,779
	BP Capital Markets America Inc.	2.772%	11/10/50	16,990	15,668
	BP Capital Markets America Inc.	2.939%	6/4/51	23,600	22,415
	BP Capital Markets America Inc.	3.001%	3/17/52	13,300	12,731
	BP Capital Markets America Inc.	3.379%	2/8/61	22,300	22,186
	BP Capital Markets plc	2.500%	11/6/22	7,375	7,554
	BP Capital Markets plc	3.994%	9/26/23	4,700	5,029
	BP Capital Markets plc	3.814%	2/10/24	3,190	3,424
	BP Capital Markets plc	3.535%	11/4/24	12,326	13,326
	BP Capital Markets plc	3.506%	3/17/25	6,314	6,840
	BP Capital Markets plc	3.279%	9/19/27	22,573	24,713
	BP Capital Markets plc	3.723%	11/28/28	12,825	14,293
	Burlington Resources LLC	7.200%	8/15/31	5,472	7,775
	Burlington Resources LLC	7.400%	12/1/31	3,875	5,646
	Burlington Resources LLC	5.950%	10/15/36	6,071	8,332
	Canadian Natural Resources Ltd.	2.950%	1/15/23	8,000	8,233
	Canadian Natural Resources Ltd.	3.800%	4/15/24	20,765	22,114
	Canadian Natural Resources Ltd.	3.900%	2/1/25	2,286	2,473
	Canadian Natural Resources Ltd.	2.050%	7/15/25	12,848	13,160
	Canadian Natural Resources Ltd.	3.850%	6/1/27	16,325	17,874
	Canadian Natural Resources Ltd.	2.950%	7/15/30	9,000	9,308
	Canadian Natural Resources Ltd.	7.200%	1/15/32	3,875	5,227
	Canadian Natural Resources Ltd.	6.450%	6/30/33	3,845	5,018
	Canadian Natural Resources Ltd.	5.850%	2/1/35	3,212	4,049
	Canadian Natural Resources Ltd.	6.500%	2/15/37	7,965	10,637
	Canadian Natural Resources Ltd.	6.250%	3/15/38	11,643	15,509
	Canadian Natural Resources Ltd.	6.750%	2/1/39	9,035	12,535
[3]	Canadian Natural Resources Ltd.	4.950%	6/1/47	7,500	9,288
	Cenovus Energy Inc.	5.375%	7/15/25	12,654	14,327

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cenovus Energy Inc.	4.250%	4/15/27	11,500	12,784
	Cenovus Energy Inc.	4.400%	4/15/29	6,500	7,283
	Cenovus Energy Inc.	2.650%	1/15/32	5,600	5,499
	Cenovus Energy Inc.	5.250%	6/15/37	7,700	9,167
	Cenovus Energy Inc.	6.800%	9/15/37	4,135	5,519
	Cenovus Energy Inc.	6.750%	11/15/39	14,916	20,310
	Cenovus Energy Inc.	5.400%	6/15/47	12,550	15,446
	Cenovus Energy Inc.	3.750%	2/15/52	8,300	8,094
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	7,000	7,909
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	14,000	15,813
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	27,354	31,634
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	16,250	17,672
[7]	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	7,900	7,813
	Chevron Corp.	2.411%	3/3/22	3,925	3,947
	Chevron Corp.	2.498%	3/3/22	4,350	4,383
	Chevron Corp.	2.355%	12/5/22	20,964	21,370
	Chevron Corp.	1.141%	5/11/23	10,200	10,338
	Chevron Corp.	3.191%	6/24/23	28,428	29,631
	Chevron Corp.	2.895%	3/3/24	10,500	11,071
	Chevron Corp.	1.554%	5/11/25	26,300	26,889
	Chevron Corp.	3.326%	11/17/25	8,799	9,570
	Chevron Corp.	2.954%	5/16/26	9,700	10,452
	Chevron Corp.	1.995%	5/11/27	7,286	7,516
	Chevron Corp.	2.236%	5/11/30	18,468	18,935
	Chevron Corp.	2.978%	5/11/40	6,600	6,813
	Chevron Corp.	3.078%	5/11/50	8,945	9,264
	Chevron USA Inc.	3.900%	11/15/24	1,549	1,692
	Chevron USA Inc.	0.687%	8/12/25	13,352	13,207
	Chevron USA Inc.	1.018%	8/12/27	9,167	8,965
	Chevron USA Inc.	3.850%	1/15/28	4,789	5,409
	Chevron USA Inc.	3.250%	10/15/29	8,000	8,757
	Chevron USA Inc.	6.000%	3/1/41	9,925	14,370
	Chevron USA Inc.	5.250%	11/15/43	10,200	13,753
	Chevron USA Inc.	5.050%	11/15/44	13,545	18,077
	Chevron USA Inc.	4.950%	8/15/47	2,200	2,931
	Chevron USA Inc.	4.200%	10/15/49	4,000	4,865
	Chevron USA Inc.	2.343%	8/12/50	9,100	8,227
	Cimarex Energy Co.	4.375%	6/1/24	7,900	8,518
	Cimarex Energy Co.	3.900%	5/15/27	6,055	6,629
	Cimarex Energy Co.	4.375%	3/15/29	3,280	3,700
	CNOOC Finance 2013 Ltd.	3.000%	5/9/23	2,000	2,066
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	200	219
	CNOOC Finance 2014 ULC	4.250%	4/30/24	400	432
	CNOOC Finance 2015 USA LLC	3.750%	5/2/23	1,600	1,671
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	1,800	2,022
	CNOOC Petroleum North America ULC	5.875%	3/10/35	200	249
	CNOOC Petroleum North America ULC	6.400%	5/15/37	400	533
	Columbia Pipeline Group Inc.	4.500%	6/1/25	10,448	11,599
	Columbia Pipeline Group Inc.	5.800%	6/1/45	5,385	7,342
	Conoco Funding Co.	7.250%	10/15/31	3,440	4,927
[7]	ConocoPhillips	3.750%	10/1/27	30,251	33,743
[7]	ConocoPhillips	4.300%	8/15/28	21,776	25,060
[7]	ConocoPhillips	2.400%	2/15/31	4,900	4,978
	ConocoPhillips	5.900%	10/15/32	2,825	3,744
	ConocoPhillips	5.900%	5/15/38	10,161	13,968
	ConocoPhillips	6.500%	2/1/39	25,463	37,212
[7]	ConocoPhillips	4.875%	10/1/47	20,089	26,057
	ConocoPhillips Co.	3.350%	11/15/24	2,675	2,875

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ConocoPhillips Co.	4.950%	3/15/26	10,353	11,902
	ConocoPhillips Co.	6.950%	4/15/29	6,300	8,440
	ConocoPhillips Co.	4.300%	11/15/44	8,848	10,615
[7]	Devon Energy Corp.	5.250%	9/15/24	4,700	5,201
	Devon Energy Corp.	5.850%	12/15/25	2,425	2,806
[7]	Devon Energy Corp.	5.250%	10/15/27	2,792	2,967
[7]	Devon Energy Corp.	5.875%	6/15/28	6,128	6,741
[7]	Devon Energy Corp.	4.500%	1/15/30	5,648	6,147
	Devon Energy Corp.	7.875%	9/30/31	7,950	11,214
	Devon Energy Corp.	7.950%	4/15/32	2,314	3,284
	Devon Energy Corp.	5.600%	7/15/41	9,995	12,532
	Devon Energy Corp.	4.750%	5/15/42	11,500	13,068
	Devon Energy Corp.	5.000%	6/15/45	8,350	9,798
	Diamondback Energy Inc.	0.900%	3/24/23	6,000	6,000
	Diamondback Energy Inc.	2.875%	12/1/24	9,475	9,940
	Diamondback Energy Inc.	3.250%	12/1/26	10,125	10,823
	Diamondback Energy Inc.	3.500%	12/1/29	12,750	13,640
	Diamondback Energy Inc.	3.125%	3/24/31	12,925	13,402
	Diamondback Energy Inc.	4.400%	3/24/51	6,700	7,597
[7]	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	566	606
[7]	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	5,000	5,258
[7]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	4,000	4,909
[7]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	5,478	6,530
	Enable Midstream Partners LP	3.900%	5/15/24	7,100	7,538
	Enable Midstream Partners LP	4.400%	3/15/27	11,100	12,302
	Enable Midstream Partners LP	4.950%	5/15/28	12,200	13,725
	Enable Midstream Partners LP	4.150%	9/15/29	3,000	3,253
	Enable Midstream Partners LP	5.000%	5/15/44	3,275	3,582
	Enbridge Energy Partners LP	5.875%	10/15/25	8,825	10,284
[3]	Enbridge Energy Partners LP	7.500%	4/15/38	4,725	7,034
	Enbridge Energy Partners LP	5.500%	9/15/40	3,573	4,573
	Enbridge Energy Partners LP	7.375%	10/15/45	5,880	9,341
[5]	Enbridge Inc.	0.550%	10/4/23	1,000	1,001
	Enbridge Inc.	3.500%	6/10/24	8,425	8,981
	Enbridge Inc.	2.500%	1/15/25	4,500	4,686
[5]	Enbridge Inc.	1.600%	10/4/26	800	803
	Enbridge Inc.	4.250%	12/1/26	20,400	22,920
	Enbridge Inc.	3.700%	7/15/27	6,675	7,337
	Enbridge Inc.	3.125%	11/15/29	19,295	20,621
	Enbridge Inc.	2.500%	8/1/33	9,500	9,535
	Enbridge Inc.	4.500%	6/10/44	6,495	7,547
	Enbridge Inc.	5.500%	12/1/46	2,000	2,683
	Enbridge Inc.	4.000%	11/15/49	5,750	6,438
	Enbridge Inc.	3.400%	8/1/51	10,600	10,676
	Energy Transfer LP	5.875%	3/1/22	7,950	8,017
	Energy Transfer LP	5.000%	10/1/22	14,300	14,760
	Energy Transfer LP	3.450%	1/15/23	3,015	3,099
	Energy Transfer LP	3.600%	2/1/23	6,888	7,100
[3]	Energy Transfer LP	4.250%	3/15/23	18,860	19,655
[3]	Energy Transfer LP	4.200%	9/15/23	5,680	6,032
	Energy Transfer LP	4.500%	11/1/23	7,185	7,652
[3]	Energy Transfer LP	5.875%	1/15/24	2,000	2,196
	Energy Transfer LP	4.900%	2/1/24	1,620	1,745
	Energy Transfer LP	4.250%	4/1/24	12,975	13,878
	Energy Transfer LP	4.050%	3/15/25	15,986	17,252
	Energy Transfer LP	2.900%	5/15/25	10,200	10,701
	Energy Transfer LP	5.950%	12/1/25	3,375	3,913
	Energy Transfer LP	4.750%	1/15/26	11,005	12,296

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer LP	3.900%	7/15/26	6,000	6,564
	Energy Transfer LP	4.200%	4/15/27	6,900	7,626
[3]	Energy Transfer LP	5.500%	6/1/27	10,800	12,674
	Energy Transfer LP	4.000%	10/1/27	6,000	6,620
	Energy Transfer LP	4.950%	6/15/28	13,110	15,058
	Energy Transfer LP	5.250%	4/15/29	22,800	26,710
	Energy Transfer LP	3.750%	5/15/30	26,180	28,266
	Energy Transfer LP	4.900%	3/15/35	4,100	4,699
	Energy Transfer LP	6.625%	10/15/36	2,650	3,462
[3]	Energy Transfer LP	5.800%	6/15/38	5,790	7,093
	Energy Transfer LP	7.500%	7/1/38	6,132	8,524
	Energy Transfer LP	6.050%	6/1/41	5,690	7,057
	Energy Transfer LP	6.500%	2/1/42	11,926	15,528
	Energy Transfer LP	6.100%	2/15/42	2,500	3,106
	Energy Transfer LP	4.950%	1/15/43	2,850	3,128
	Energy Transfer LP	5.150%	2/1/43	5,900	6,648
	Energy Transfer LP	5.950%	10/1/43	2,300	2,812
	Energy Transfer LP	5.300%	4/1/44	10,675	12,405
	Energy Transfer LP	5.150%	3/15/45	2,780	3,182
	Energy Transfer LP	5.350%	5/15/45	9,275	10,825
	Energy Transfer LP	6.125%	12/15/45	14,450	18,390
	Energy Transfer LP	5.300%	4/15/47	9,890	11,558
	Energy Transfer LP	5.400%	10/1/47	11,897	14,186
	Energy Transfer LP	6.000%	6/15/48	11,300	14,321
	Energy Transfer LP	6.250%	4/15/49	17,900	23,558
	Energy Transfer LP	5.000%	5/15/50	21,400	24,710
	Eni USA Inc.	7.300%	11/15/27	1,095	1,415
	Enterprise Products Operating LLC	3.350%	3/15/23	10,929	11,318
	Enterprise Products Operating LLC	3.900%	2/15/24	12,220	13,043
	Enterprise Products Operating LLC	3.750%	2/15/25	7,925	8,594
	Enterprise Products Operating LLC	3.700%	2/15/26	12,682	13,931
	Enterprise Products Operating LLC	3.950%	2/15/27	1,400	1,559
	Enterprise Products Operating LLC	4.150%	10/16/28	5,870	6,672
	Enterprise Products Operating LLC	3.125%	7/31/29	24,940	26,776
	Enterprise Products Operating LLC	2.800%	1/31/30	11,900	12,448
[3]	Enterprise Products Operating LLC	6.875%	3/1/33	8,843	12,329
[3]	Enterprise Products Operating LLC	6.650%	10/15/34	235	328
	Enterprise Products Operating LLC	7.550%	4/15/38	3,330	5,108
	Enterprise Products Operating LLC	6.125%	10/15/39	5,845	8,009
	Enterprise Products Operating LLC	5.950%	2/1/41	7,465	10,140
	Enterprise Products Operating LLC	5.700%	2/15/42	4,065	5,404
	Enterprise Products Operating LLC	4.850%	8/15/42	12,293	14,866
	Enterprise Products Operating LLC	4.450%	2/15/43	15,212	17,492
	Enterprise Products Operating LLC	4.850%	3/15/44	22,326	26,859
	Enterprise Products Operating LLC	5.100%	2/15/45	10,370	12,911
	Enterprise Products Operating LLC	4.900%	5/15/46	10,385	12,728
	Enterprise Products Operating LLC	4.250%	2/15/48	13,492	15,286
	Enterprise Products Operating LLC	4.800%	2/1/49	13,298	16,210
	Enterprise Products Operating LLC	4.200%	1/31/50	19,942	22,495
	Enterprise Products Operating LLC	3.700%	1/31/51	1,245	1,307
	Enterprise Products Operating LLC	3.200%	2/15/52	8,525	8,242
	Enterprise Products Operating LLC	3.300%	2/15/53	10,300	10,117
	Enterprise Products Operating LLC	4.950%	10/15/54	4,025	5,069
	Enterprise Products Operating LLC	3.950%	1/31/60	12,900	13,859
[3]	Enterprise Products Operating LLC	5.250%	8/16/77	2,100	2,195
[3]	Enterprise Products Operating LLC	5.375%	2/15/78	11,315	11,782
	EOG Resources Inc.	2.625%	3/15/23	15,165	15,579
	EOG Resources Inc.	3.150%	4/1/25	800	854

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	EOG Resources Inc.	4.150%	1/15/26	6,750	7,533
	EOG Resources Inc.	4.375%	4/15/30	11,695	13,654
	EOG Resources Inc.	4.950%	4/15/50	10,000	13,227
	Exxon Mobil Corp.	2.397%	3/6/22	31,850	32,030
	Exxon Mobil Corp.	2.726%	3/1/23	43,075	44,375
	Exxon Mobil Corp.	1.571%	4/15/23	14,238	14,513
	Exxon Mobil Corp.	2.019%	8/16/24	6,300	6,547
	Exxon Mobil Corp.	2.992%	3/19/25	37,100	39,572
	Exxon Mobil Corp.	3.043%	3/1/26	27,373	29,537
	Exxon Mobil Corp.	2.275%	8/16/26	24,225	25,443
	Exxon Mobil Corp.	2.440%	8/16/29	9,750	10,155
	Exxon Mobil Corp.	3.482%	3/19/30	15,000	16,698
	Exxon Mobil Corp.	2.610%	10/15/30	25,455	26,661
	Exxon Mobil Corp.	2.995%	8/16/39	11,504	11,882
	Exxon Mobil Corp.	4.227%	3/19/40	26,450	31,414
	Exxon Mobil Corp.	3.567%	3/6/45	14,153	15,468
	Exxon Mobil Corp.	4.114%	3/1/46	12,400	14,545
	Exxon Mobil Corp.	3.095%	8/16/49	18,434	18,651
	Exxon Mobil Corp.	4.327%	3/19/50	29,390	35,911
	Exxon Mobil Corp.	3.452%	4/15/51	30,641	32,771
	Halliburton Co.	3.500%	8/1/23	284	297
	Halliburton Co.	3.800%	11/15/25	1,510	1,653
	Halliburton Co.	2.920%	3/1/30	13,200	13,654
	Halliburton Co.	4.850%	11/15/35	16,325	19,271
	Halliburton Co.	6.700%	9/15/38	16,880	23,030
	Halliburton Co.	4.500%	11/15/41	2,500	2,753
	Halliburton Co.	4.750%	8/1/43	11,075	12,631
	Halliburton Co.	5.000%	11/15/45	24,117	28,869
[3]	Helmerich & Payne Inc.	4.650%	3/15/25	3,975	4,427
[7]	Helmerich & Payne Inc.	2.900%	9/29/31	5,400	5,416
	Hess Corp.	3.500%	7/15/24	2,750	2,908
	Hess Corp.	4.300%	4/1/27	8,460	9,385
	Hess Corp.	7.300%	8/15/31	3,400	4,592
	Hess Corp.	7.125%	3/15/33	2,780	3,756
	Hess Corp.	6.000%	1/15/40	12,050	15,532
	Hess Corp.	5.600%	2/15/41	15,672	19,481
	Hess Corp.	5.800%	4/1/47	600	780
	HollyFrontier Corp.	2.625%	10/1/23	5,100	5,268
	HollyFrontier Corp.	5.875%	4/1/26	8,008	9,185
	HollyFrontier Corp.	4.500%	10/1/30	5,300	5,771
	Kinder Morgan Energy Partners LP	3.450%	2/15/23	8,645	8,937
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	12,000	12,580
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	2,695	2,882
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	7,990	8,625
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	11,783	12,818
	Kinder Morgan Energy Partners LP	7.400%	3/15/31	1,930	2,651
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	3,085	4,332
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	5,000	6,405
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	6,875	9,337
[3]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	8,771	12,435
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	9,675	13,343
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	4,900	6,791
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	1,750	2,600
	Kinder Morgan Energy Partners LP	6.375%	3/1/41	5,100	6,973
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	9,504	11,966
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	4,380	5,176
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	6,690	7,646
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	5,137	6,105

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	9,400	11,758
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	2,629	3,287
	Kinder Morgan Inc.	3.150%	1/15/23	1,620	1,673
	Kinder Morgan Inc.	4.300%	6/1/25	5,295	5,848
	Kinder Morgan Inc.	4.300%	3/1/28	5,000	5,668
	Kinder Morgan Inc.	2.000%	2/15/31	7,800	7,538
[3]	Kinder Morgan Inc.	7.800%	8/1/31	2,730	3,894
[3]	Kinder Morgan Inc.	7.750%	1/15/32	7,956	11,404
	Kinder Morgan Inc.	5.300%	12/1/34	9,244	11,402
	Kinder Morgan Inc.	5.550%	6/1/45	24,725	31,567
	Kinder Morgan Inc.	5.050%	2/15/46	8,935	10,807
	Kinder Morgan Inc.	5.200%	3/1/48	2,100	2,617
	Kinder Morgan Inc.	3.250%	8/1/50	9,200	8,825
	Kinder Morgan Inc.	3.600%	2/15/51	10,000	10,129
	Magellan Midstream Partners LP	5.000%	3/1/26	9,075	10,344
	Magellan Midstream Partners LP	3.250%	6/1/30	11,150	11,913
	Magellan Midstream Partners LP	5.150%	10/15/43	3,775	4,576
	Magellan Midstream Partners LP	4.250%	9/15/46	5,285	5,880
	Magellan Midstream Partners LP	4.200%	10/3/47	10,710	11,768
	Magellan Midstream Partners LP	4.850%	2/1/49	500	595
	Magellan Midstream Partners LP	3.950%	3/1/50	7,450	7,941
	Marathon Oil Corp.	4.400%	7/15/27	15,100	16,982
	Marathon Oil Corp.	6.800%	3/15/32	6,755	8,749
	Marathon Oil Corp.	6.600%	10/1/37	8,457	11,222
	Marathon Oil Corp.	5.200%	6/1/45	3,148	3,754
	Marathon Petroleum Corp.	4.500%	5/1/23	13,900	14,691
	Marathon Petroleum Corp.	4.750%	12/15/23	5,605	6,056
	Marathon Petroleum Corp.	3.625%	9/15/24	7,400	7,939
	Marathon Petroleum Corp.	4.700%	5/1/25	12,000	13,394
	Marathon Petroleum Corp.	5.125%	12/15/26	10,000	11,633
	Marathon Petroleum Corp.	3.800%	4/1/28	3,825	4,203
	Marathon Petroleum Corp.	6.500%	3/1/41	13,232	18,218
	Marathon Petroleum Corp.	4.750%	9/15/44	7,095	8,302
	Marathon Petroleum Corp.	4.500%	4/1/48	7,685	8,731
	Marathon Petroleum Corp.	5.000%	9/15/54	4,425	5,303
	MPLX LP	3.500%	12/1/22	5,050	5,209
	MPLX LP	3.375%	3/15/23	4,000	4,152
	MPLX LP	4.500%	7/15/23	18,455	19,535
	MPLX LP	4.875%	12/1/24	19,058	21,109
	MPLX LP	4.000%	2/15/25	6,000	6,507
	MPLX LP	4.875%	6/1/25	13,424	14,983
	MPLX LP	1.750%	3/1/26	16,519	16,619
	MPLX LP	4.125%	3/1/27	10,525	11,745
	MPLX LP	4.250%	12/1/27	13,960	15,721
	MPLX LP	4.000%	3/15/28	13,650	15,094
	MPLX LP	4.800%	2/15/29	7,643	8,851
	MPLX LP	2.650%	8/15/30	17,341	17,422
	MPLX LP	4.500%	4/15/38	11,050	12,357
	MPLX LP	5.200%	3/1/47	14,335	17,401
	MPLX LP	5.200%	12/1/47	11,225	13,551
	MPLX LP	4.700%	4/15/48	14,495	16,704
	MPLX LP	5.500%	2/15/49	11,690	14,830
	MPLX LP	4.900%	4/15/58	4,500	5,233
	NOV Inc.	3.600%	12/1/29	5,000	5,262
	NOV Inc.	3.950%	12/1/42	2,700	2,678
	ONEOK Inc.	7.500%	9/1/23	4,293	4,774
	ONEOK Inc.	2.750%	9/1/24	2,070	2,170
	ONEOK Inc.	5.850%	1/15/26	3,367	3,953

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
ONEOK Inc.	4.000%	7/13/27	9,250	10,242
ONEOK Inc.	4.550%	7/15/28	12,150	13,774
ONEOK Inc.	4.350%	3/15/29	9,600	10,818
ONEOK Inc.	3.400%	9/1/29	13,025	13,838
ONEOK Inc.	3.100%	3/15/30	8,000	8,337
ONEOK Inc.	6.350%	1/15/31	7,000	8,971
ONEOK Inc.	6.000%	6/15/35	550	691
ONEOK Inc.	4.950%	7/13/47	9,164	10,746
ONEOK Inc.	5.200%	7/15/48	8,100	9,870
ONEOK Inc.	4.450%	9/1/49	8,210	9,134
ONEOK Inc.	4.500%	3/15/50	8,000	8,932
ONEOK Inc.	7.150%	1/15/51	2,900	4,249
ONEOK Partners LP	3.375%	10/1/22	19,409	19,816
ONEOK Partners LP	4.900%	3/15/25	5,039	5,593
ONEOK Partners LP	6.650%	10/1/36	10,153	13,667
ONEOK Partners LP	6.850%	10/15/37	6,725	9,154
ONEOK Partners LP	6.125%	2/1/41	750	964
ONEOK Partners LP	6.200%	9/15/43	4,185	5,482
Phillips 66	3.700%	4/6/23	3,000	3,142
Phillips 66	0.900%	2/15/24	4,000	4,000
Phillips 66	3.850%	4/9/25	7,700	8,390
Phillips 66	1.300%	2/15/26	2,800	2,785
Phillips 66	3.900%	3/15/28	5,250	5,823
Phillips 66	2.150%	12/15/30	19,000	18,546
Phillips 66	4.650%	11/15/34	9,650	11,510
Phillips 66	5.875%	5/1/42	16,587	22,754
Phillips 66	4.875%	11/15/44	14,925	18,783
Phillips 66 Partners LP	2.450%	12/15/24	1,964	2,038
Phillips 66 Partners LP	3.605%	2/15/25	5,400	5,777
Phillips 66 Partners LP	3.550%	10/1/26	6,075	6,550
Phillips 66 Partners LP	3.750%	3/1/28	2,000	2,169
Phillips 66 Partners LP	3.150%	12/15/29	5,275	5,502
Phillips 66 Partners LP	4.680%	2/15/45	4,740	5,463
Phillips 66 Partners LP	4.900%	10/1/46	6,680	7,948
Pioneer Natural Resources Co.	0.550%	5/15/23	2,500	2,502
Pioneer Natural Resources Co.	0.750%	1/15/24	7,150	7,140
Pioneer Natural Resources Co.	1.125%	1/15/26	6,400	6,322
Pioneer Natural Resources Co.	4.450%	1/15/26	10,085	11,251
Pioneer Natural Resources Co.	1.900%	8/15/30	11,865	11,347
Pioneer Natural Resources Co.	2.150%	1/15/31	10,000	9,711
Plains All American Pipeline LP	2.850%	1/31/23	6,697	6,846
Plains All American Pipeline LP	3.850%	10/15/23	2,596	2,730
Plains All American Pipeline LP	3.600%	11/1/24	15,150	16,146
Plains All American Pipeline LP	4.650%	10/15/25	11,466	12,705
Plains All American Pipeline LP	4.500%	12/15/26	10,450	11,675
Plains All American Pipeline LP	3.550%	12/15/29	13,200	13,883
Plains All American Pipeline LP	3.800%	9/15/30	7,300	7,782
Plains All American Pipeline LP	6.650%	1/15/37	4,100	5,374
Plains All American Pipeline LP	5.150%	6/1/42	5,130	5,773
Plains All American Pipeline LP	4.300%	1/31/43	945	966
Plains All American Pipeline LP	4.700%	6/15/44	8,580	9,178
Plains All American Pipeline LP	4.900%	2/15/45	5,289	5,741
Sabine Pass Liquefaction LLC	5.625%	4/15/23	14,309	15,206
Sabine Pass Liquefaction LLC	5.750%	5/15/24	26,178	29,150
Sabine Pass Liquefaction LLC	5.625%	3/1/25	21,505	24,404
Sabine Pass Liquefaction LLC	5.875%	6/30/26	12,000	14,112
Sabine Pass Liquefaction LLC	5.000%	3/15/27	16,000	18,416
Sabine Pass Liquefaction LLC	4.200%	3/15/28	21,100	23,572

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Sabine Pass Liquefaction LLC	4.500%	5/15/30	19,795	22,836
Schlumberger Finance Canada Ltd.	1.400%	9/17/25	5,000	5,055
Schlumberger Investment SA	3.650%	12/1/23	12,338	13,080
Schlumberger Investment SA	2.650%	6/26/30	17,060	17,604
Shell International Finance BV	2.250%	1/6/23	4,505	4,617
Shell International Finance BV	3.400%	8/12/23	8,580	9,063
Shell International Finance BV	3.500%	11/13/23	9,800	10,416
Shell International Finance BV	2.000%	11/7/24	18,445	19,157
Shell International Finance BV	2.375%	4/6/25	29,650	31,005
Shell International Finance BV	3.250%	5/11/25	29,400	31,768
Shell International Finance BV	2.875%	5/10/26	9,980	10,754
Shell International Finance BV	2.500%	9/12/26	12,897	13,673
Shell International Finance BV	3.875%	11/13/28	15,425	17,533
Shell International Finance BV	2.375%	11/7/29	47,174	48,932
Shell International Finance BV	2.750%	4/6/30	23,705	25,140
Shell International Finance BV	4.125%	5/11/35	23,141	27,252
Shell International Finance BV	6.375%	12/15/38	22,523	33,106
Shell International Finance BV	3.625%	8/21/42	12,227	13,491
Shell International Finance BV	4.550%	8/12/43	16,125	20,184
Shell International Finance BV	4.375%	5/11/45	28,387	34,870
Shell International Finance BV	4.000%	5/10/46	26,925	31,666
Shell International Finance BV	3.750%	9/12/46	6,325	7,183
Shell International Finance BV	3.125%	11/7/49	9,195	9,562
Shell International Finance BV	3.250%	4/6/50	15,515	16,513
Spectra Energy Partners LP	4.750%	3/15/24	20,305	22,062
Spectra Energy Partners LP	3.500%	3/15/25	9,100	9,757
Spectra Energy Partners LP	3.375%	10/15/26	5,145	5,574
Spectra Energy Partners LP	5.950%	9/25/43	3,140	4,326
Spectra Energy Partners LP	4.500%	3/15/45	10,925	12,773
Suncor Energy Inc.	2.800%	5/15/23	17,020	17,619
Suncor Energy Inc.	3.100%	5/15/25	16,280	17,324
Suncor Energy Inc.	7.150%	2/1/32	4,080	5,638
Suncor Energy Inc.	5.350%	7/15/33	2,625	3,225
Suncor Energy Inc.	5.950%	12/1/34	1,295	1,686
Suncor Energy Inc.	5.950%	5/15/35	6,495	8,482
Suncor Energy Inc.	6.800%	5/15/38	8,815	12,578
Suncor Energy Inc.	6.500%	6/15/38	13,285	18,541
Suncor Energy Inc.	6.850%	6/1/39	2,250	3,271
Suncor Energy Inc.	4.000%	11/15/47	9,295	10,312
Suncor Energy Inc.	3.750%	3/4/51	8,350	8,931
TC PipeLines LP	3.900%	5/25/27	7,100	7,882
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	825	1,046
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	4,000	5,180
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	200	289
Texas Eastern Transmission LP	7.000%	7/15/32	3,205	4,425
TotalEnergies Capital Canada Ltd.	2.750%	7/15/23	11,342	11,824
TotalEnergies Capital International SA	2.875%	2/17/22	11,175	11,286
TotalEnergies Capital International SA	2.700%	1/25/23	11,340	11,692
TotalEnergies Capital International SA	3.700%	1/15/24	12,666	13,564
TotalEnergies Capital International SA	3.750%	4/10/24	4,000	4,310
TotalEnergies Capital International SA	2.434%	1/10/25	11,442	11,951
TotalEnergies Capital International SA	3.455%	2/19/29	18,685	20,668
TotalEnergies Capital International SA	2.829%	1/10/30	11,000	11,724
TotalEnergies Capital International SA	2.986%	6/29/41	15,428	15,710
TotalEnergies Capital International SA	3.461%	7/12/49	1,400	1,498
TotalEnergies Capital International SA	3.127%	5/29/50	27,600	27,790
TotalEnergies Capital International SA	3.386%	6/29/60	7,000	7,327
TotalEnergies Capital SA	3.883%	10/11/28	11,100	12,588

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TransCanada PipeLines Ltd.	3.750%	10/16/23	4,575	4,834
	TransCanada PipeLines Ltd.	4.875%	1/15/26	6,000	6,850
	TransCanada PipeLines Ltd.	4.250%	5/15/28	10,100	11,501
	TransCanada PipeLines Ltd.	4.100%	4/15/30	26,700	30,299
	TransCanada PipeLines Ltd.	4.625%	3/1/34	20,031	23,572
	TransCanada PipeLines Ltd.	5.600%	3/31/34	3,115	3,932
	TransCanada PipeLines Ltd.	5.850%	3/15/36	4,125	5,389
	TransCanada PipeLines Ltd.	6.200%	10/15/37	18,175	24,779
	TransCanada PipeLines Ltd.	4.750%	5/15/38	13,700	16,334
	TransCanada PipeLines Ltd.	7.250%	8/15/38	5,000	7,445
	TransCanada PipeLines Ltd.	6.100%	6/1/40	12,134	16,519
	TransCanada PipeLines Ltd.	5.000%	10/16/43	7,700	9,547
	TransCanada PipeLines Ltd.	4.875%	5/15/48	19,525	24,727
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	10,000	12,478
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	4,200	4,690
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	14,546	15,571
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	1,050	1,362
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	2,723	3,199
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	3,250	3,920
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	7,000	7,848
	Valero Energy Corp.	2.700%	4/15/23	20,627	21,294
	Valero Energy Corp.	1.200%	3/15/24	3,000	3,028
	Valero Energy Corp.	3.650%	3/15/25	100	108
	Valero Energy Corp.	2.850%	4/15/25	6,000	6,319
	Valero Energy Corp.	3.400%	9/15/26	20,926	22,526
	Valero Energy Corp.	2.150%	9/15/27	6,600	6,648
	Valero Energy Corp.	4.350%	6/1/28	16,488	18,530
	Valero Energy Corp.	4.000%	4/1/29	6,000	6,601
	Valero Energy Corp.	7.500%	4/15/32	7,131	9,880
	Valero Energy Corp.	6.625%	6/15/37	18,035	24,258
	Valero Energy Corp.	4.900%	3/15/45	4,900	5,870
	Valero Energy Partners LP	4.375%	12/15/26	5,850	6,566
	Valero Energy Partners LP	4.500%	3/15/28	3,090	3,485
	Williams Cos. Inc.	3.700%	1/15/23	6,950	7,180
	Williams Cos. Inc.	4.500%	11/15/23	5,650	6,054
	Williams Cos. Inc.	4.300%	3/4/24	11,400	12,246
	Williams Cos. Inc.	4.550%	6/24/24	14,050	15,332
	Williams Cos. Inc.	3.900%	1/15/25	22,560	24,372
	Williams Cos. Inc.	4.000%	9/15/25	7,275	7,973
	Williams Cos. Inc.	3.750%	6/15/27	12,000	13,229
	Williams Cos. Inc.	3.500%	11/15/30	22,510	24,460
[3]	Williams Cos. Inc.	7.500%	1/15/31	550	764
	Williams Cos. Inc.	2.600%	3/15/31	14,000	14,196
	Williams Cos. Inc.	6.300%	4/15/40	12,920	17,608
	Williams Cos. Inc.	5.800%	11/15/43	8,000	10,447
	Williams Cos. Inc.	5.400%	3/4/44	9,250	11,677
	Williams Cos. Inc.	5.750%	6/24/44	7,700	10,168
	Williams Cos. Inc.	4.900%	1/15/45	6,678	8,016
	Williams Cos. Inc.	5.100%	9/15/45	10,038	12,434
	Williams Cos. Inc.	4.850%	3/1/48	3,000	3,667
					5,721,326
Financials (7.8%)
	ACE Capital Trust II	9.700%	4/1/30	725	1,087
[3]	Aegon NV	5.500%	4/11/48	4,000	4,700
	AerCap Ireland Capital DAC	3.300%	1/23/23	5,045	5,200
	AerCap Ireland Capital DAC	4.125%	7/3/23	1,000	1,053
	AerCap Ireland Capital DAC	4.500%	9/15/23	4,200	4,476
	AerCap Ireland Capital DAC	4.875%	1/16/24	5,970	6,449

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AerCap Ireland Capital DAC	3.150%	2/15/24	5,000	5,213
	AerCap Ireland Capital DAC	3.500%	1/15/25	2,050	2,158
	AerCap Ireland Capital DAC	6.500%	7/15/25	19,204	22,287
	AerCap Ireland Capital DAC	4.450%	10/1/25	8,945	9,765
	AerCap Ireland Capital DAC	1.750%	1/30/26	10,000	9,890
	AerCap Ireland Capital DAC	4.450%	4/3/26	10,139	11,074
	AerCap Ireland Capital DAC	3.650%	7/21/27	12,210	12,960
	AerCap Ireland Capital DAC	4.625%	10/15/27	22,000	24,513
	AerCap Ireland Capital DAC	3.875%	1/23/28	15,650	16,759
	Affiliated Managers Group Inc.	4.250%	2/15/24	3,122	3,380
	Affiliated Managers Group Inc.	3.500%	8/1/25	5,908	6,385
	Affiliated Managers Group Inc.	3.300%	6/15/30	11,376	12,143
	Aflac Inc.	3.625%	11/15/24	6,610	7,192
	Aflac Inc.	3.250%	3/17/25	5,175	5,566
	Aflac Inc.	1.125%	3/15/26	2,000	1,999
	Aflac Inc.	2.875%	10/15/26	7,775	8,356
	Aflac Inc.	3.600%	4/1/30	27,801	31,093
	Aflac Inc.	4.000%	10/15/46	6,700	7,789
	Aflac Inc.	4.750%	1/15/49	9,075	11,875
	Air Lease Corp.	3.750%	2/1/22	5,625	5,655
	Air Lease Corp.	2.250%	1/15/23	1,000	1,022
	Air Lease Corp.	2.750%	1/15/23	4,000	4,106
	Air Lease Corp.	3.875%	7/3/23	4,350	4,579
	Air Lease Corp.	3.000%	9/15/23	3,825	3,976
[3]	Air Lease Corp.	4.250%	2/1/24	10,350	11,100
[3]	Air Lease Corp.	0.700%	2/15/24	5,000	4,970
	Air Lease Corp.	0.800%	8/18/24	6,000	5,959
	Air Lease Corp.	4.250%	9/15/24	600	651
[3]	Air Lease Corp.	2.300%	2/1/25	4,500	4,618
	Air Lease Corp.	3.250%	3/1/25	11,202	11,822
	Air Lease Corp.	3.375%	7/1/25	7,000	7,433
[3]	Air Lease Corp.	2.875%	1/15/26	8,734	9,112
[3]	Air Lease Corp.	3.750%	6/1/26	2,680	2,902
	Air Lease Corp.	1.875%	8/17/26	10,000	9,970
	Air Lease Corp.	3.625%	4/1/27	11,569	12,437
	Air Lease Corp.	3.625%	12/1/27	6,800	7,289
	Air Lease Corp.	2.100%	9/1/28	5,000	4,860
	Air Lease Corp.	4.625%	10/1/28	6,300	7,088
	Air Lease Corp.	3.250%	10/1/29	4,265	4,444
[3]	Air Lease Corp.	3.000%	2/1/30	10,300	10,461
	Air Lease Corp.	3.125%	12/1/30	5,000	5,102
	Aircastle Ltd.	4.400%	9/25/23	5,800	6,177
	Aircastle Ltd.	4.250%	6/15/26	18,771	20,507
	Alleghany Corp.	4.900%	9/15/44	4,575	5,757
	Alleghany Corp.	3.250%	8/15/51	8,750	8,629
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	5,400	5,878
	Allstate Corp.	3.150%	6/15/23	9,742	10,200
	Allstate Corp.	0.750%	12/15/25	4,000	3,949
	Allstate Corp.	3.280%	12/15/26	7,950	8,695
	Allstate Corp.	1.450%	12/15/30	14,000	13,355
	Allstate Corp.	5.350%	6/1/33	1,700	2,170
	Allstate Corp.	5.550%	5/9/35	975	1,306
	Allstate Corp.	5.950%	4/1/36	925	1,270
	Allstate Corp.	4.500%	6/15/43	5,950	7,457
	Allstate Corp.	4.200%	12/15/46	2,265	2,774
	Allstate Corp.	3.850%	8/10/49	16,280	19,265
[3]	Allstate Corp.	5.750%	8/15/53	9,450	10,204

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Allstate Corp.	6.500%	5/15/57	5,775	7,750
	Ally Financial Inc.	4.125%	2/13/22	15,030	15,230
	Ally Financial Inc.	1.450%	10/2/23	30,020	30,479
	Ally Financial Inc.	3.875%	5/21/24	19,700	21,188
	Ally Financial Inc.	5.125%	9/30/24	18,218	20,400
	Ally Financial Inc.	4.625%	3/30/25	2,075	2,306
[3]	Ally Financial Inc.	8.000%	11/1/31	27,425	39,547
	Ally Financial Inc.	8.000%	11/1/31	2,250	3,187
	American Equity Investment Life Holding Co.	5.000%	6/15/27	4,550	5,214
	American Express Co.	3.700%	11/5/21	7,229	7,229
	American Express Co.	2.650%	12/2/22	12,750	13,098
	American Express Co.	3.400%	2/27/23	26,198	27,245
	American Express Co.	3.700%	8/3/23	13,100	13,859
	American Express Co.	3.400%	2/22/24	10,000	10,642
	American Express Co.	2.500%	7/30/24	8,300	8,723
	American Express Co.	3.000%	10/30/24	37,849	40,395
	American Express Co.	3.625%	12/5/24	19,560	21,211
	American Express Co.	4.200%	11/6/25	11,265	12,672
	American Express Co.	3.125%	5/20/26	6,748	7,317
	American Express Co.	4.050%	12/3/42	11,223	13,420
[3]	American Express Credit Corp.	2.700%	3/3/22	26,325	26,540
[3]	American Express Credit Corp.	3.300%	5/3/27	4,975	5,505
	American Financial Group Inc.	3.500%	8/15/26	2,825	3,074
	American Financial Group Inc.	5.250%	4/2/30	4,396	5,338
	American Financial Group Inc.	4.500%	6/15/47	6,893	8,413
	American International Group Inc.	4.125%	2/15/24	2,605	2,813
	American International Group Inc.	2.500%	6/30/25	31,682	33,175
	American International Group Inc.	3.750%	7/10/25	11,480	12,500
	American International Group Inc.	3.900%	4/1/26	10,473	11,604
	American International Group Inc.	4.200%	4/1/28	11,525	13,132
	American International Group Inc.	4.250%	3/15/29	3,995	4,573
	American International Group Inc.	3.400%	6/30/30	24,000	26,213
	American International Group Inc.	3.875%	1/15/35	13,601	15,358
	American International Group Inc.	4.700%	7/10/35	3,860	4,702
	American International Group Inc.	6.250%	5/1/36	15,405	21,465
	American International Group Inc.	4.500%	7/16/44	5,865	7,161
	American International Group Inc.	4.800%	7/10/45	10,577	13,414
	American International Group Inc.	4.750%	4/1/48	12,629	16,136
[3]	American International Group Inc.	5.750%	4/1/48	7,950	9,126
	American International Group Inc.	4.375%	6/30/50	3,645	4,486
	American International Group Inc.	4.375%	1/15/55	10,345	12,766
[3]	American International Group Inc.	8.175%	5/15/58	2,975	4,403
	Ameriprise Financial Inc.	4.000%	10/15/23	12,169	13,031
	Ameriprise Financial Inc.	3.700%	10/15/24	4,500	4,899
	Ameriprise Financial Inc.	3.000%	4/2/25	700	744
	Ameriprise Financial Inc.	2.875%	9/15/26	16,275	17,392
[3]	Andrew W Mellon Foundation	0.947%	8/1/27	2,500	2,458
[3]	Aon Corp.	8.205%	1/1/27	3,000	3,903
	Aon Corp.	4.500%	12/15/28	10,500	12,158
	Aon Corp.	3.750%	5/2/29	1,280	1,423
	Aon Corp.	2.800%	5/15/30	16,672	17,425
	Aon Corp.	6.250%	9/30/40	4,650	6,685
	Aon Corp.	2.900%	8/23/51	7,500	7,238
	Aon plc	4.000%	11/27/23	2,675	2,847
	Aon plc	3.500%	6/14/24	10,100	10,779
	Aon plc	3.875%	12/15/25	5,774	6,360
	Aon plc	4.600%	6/14/44	8,451	10,484

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Aon plc	4.750%	5/15/45	1,104	1,396
	Arch Capital Finance LLC	4.011%	12/15/26	4,725	5,315
	Arch Capital Finance LLC	5.031%	12/15/46	4,725	6,186
	Arch Capital Group Ltd.	7.350%	5/1/34	1,100	1,617
	Arch Capital Group Ltd.	3.635%	6/30/50	8,110	8,866
	Arch Capital Group US Inc.	5.144%	11/1/43	8,337	10,984
	Ares Capital Corp.	3.500%	2/10/23	21,245	21,970
	Ares Capital Corp.	4.200%	6/10/24	6,610	7,094
	Ares Capital Corp.	4.250%	3/1/25	1,554	1,669
	Ares Capital Corp.	3.250%	7/15/25	23,468	24,654
	Ares Capital Corp.	3.875%	1/15/26	5,300	5,666
	Ares Capital Corp.	2.150%	7/15/26	6,000	6,013
	Arthur J Gallagher & Co.	3.500%	5/20/51	10,000	10,633
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	11,780	12,712
	Associated Banc-Corp	4.250%	1/15/25	500	538
	Assurant Inc.	4.200%	9/27/23	1,500	1,598
	Assurant Inc.	4.900%	3/27/28	1,600	1,850
	Assurant Inc.	3.700%	2/22/30	1,300	1,415
	Assurant Inc.	6.750%	2/15/34	917	1,206
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	2,938	3,254
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	2,000	2,099
	Assured Guaranty US Holdings Inc.	3.600%	9/15/51	2,000	2,045
	Athene Holding Ltd.	4.125%	1/12/28	12,525	13,911
	Athene Holding Ltd.	6.150%	4/3/30	15,225	19,183
	Athene Holding Ltd.	3.500%	1/15/31	21,558	23,138
	Athene Holding Ltd.	3.950%	5/25/51	13,500	14,917
[3]	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	16,850	17,288
[3]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	1,197	1,325
	AXA SA	8.600%	12/15/30	13,320	19,895
	AXIS Specialty Finance LLC	3.900%	7/15/29	2,600	2,859
[3]	AXIS Specialty Finance LLC	4.900%	1/15/40	2,930	3,120
	AXIS Specialty Finance plc	4.000%	12/6/27	10,000	11,178
	Bain Capital Specialty Finance Inc.	2.950%	3/10/26	3,000	3,058
	Banco Santander SA	3.125%	2/23/23	10,000	10,354
	Banco Santander SA	3.848%	4/12/23	14,850	15,591
	Banco Santander SA	2.706%	6/27/24	4,393	4,620
	Banco Santander SA	2.746%	5/28/25	5,000	5,243
	Banco Santander SA	5.179%	11/19/25	12,510	14,210
	Banco Santander SA	1.849%	3/25/26	27,116	27,456
	Banco Santander SA	4.250%	4/11/27	18,975	21,312
	Banco Santander SA	3.800%	2/23/28	9,800	10,757
	Banco Santander SA	4.379%	4/12/28	7,800	8,844
	Banco Santander SA	3.490%	5/28/30	6,000	6,435
	Banco Santander SA	2.749%	12/3/30	15,000	14,899
	Banco Santander SA	2.958%	3/25/31	17,900	18,396
[3]	Bank of America Corp.	2.503%	10/21/22	41,925	41,968
[3]	Bank of America Corp.	3.300%	1/11/23	48,650	50,489
	Bank of America Corp.	4.100%	7/24/23	22,253	23,731
[3]	Bank of America Corp.	3.004%	12/20/23	110,081	113,426
[3]	Bank of America Corp.	4.125%	1/22/24	2,000	2,162
[3]	Bank of America Corp.	3.550%	3/5/24	63,855	66,568
[3]	Bank of America Corp.	4.000%	4/1/24	2,000	2,165
[3]	Bank of America Corp.	0.523%	6/14/24	20,000	19,997
[3]	Bank of America Corp.	3.864%	7/23/24	43,445	45,976
[3]	Bank of America Corp.	4.200%	8/26/24	45,489	49,754
[3]	Bank of America Corp.	0.810%	10/24/24	50,901	51,078

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Bank of America Corp.	4.000%	1/22/25	50,180	54,577
[3]	Bank of America Corp.	3.458%	3/15/25	20,250	21,543
[3]	Bank of America Corp.	3.950%	4/21/25	32,350	35,255
	Bank of America Corp.	0.976%	4/22/25	50,000	50,257
[3]	Bank of America Corp.	3.875%	8/1/25	13,623	14,999
[3]	Bank of America Corp.	3.093%	10/1/25	30,925	32,838
[3]	Bank of America Corp.	2.456%	10/22/25	11,675	12,198
[3]	Bank of America Corp.	3.366%	1/23/26	37,994	40,597
[3]	Bank of America Corp.	2.015%	2/13/26	2,355	2,416
[3]	Bank of America Corp.	4.450%	3/3/26	22,051	24,698
[3]	Bank of America Corp.	3.500%	4/19/26	28,565	31,188
[3]	Bank of America Corp.	1.319%	6/19/26	17,500	17,495
[3]	Bank of America Corp.	4.250%	10/22/26	14,515	16,346
[3]	Bank of America Corp.	1.197%	10/24/26	15,000	14,874
[3]	Bank of America Corp.	1.658%	3/11/27	15,000	15,076
[3]	Bank of America Corp.	3.559%	4/23/27	49,330	53,659
	Bank of America Corp.	1.734%	7/22/27	51,550	51,817
[3]	Bank of America Corp.	3.248%	10/21/27	53,700	57,964
[3]	Bank of America Corp.	4.183%	11/25/27	5,000	5,571
[3]	Bank of America Corp.	3.824%	1/20/28	30,992	34,223
[3]	Bank of America Corp.	3.705%	4/24/28	25,875	28,433
[3]	Bank of America Corp.	3.593%	7/21/28	47,625	52,204
[3]	Bank of America Corp.	3.419%	12/20/28	100,985	109,537
[3]	Bank of America Corp.	3.970%	3/5/29	10,000	11,125
[3]	Bank of America Corp.	2.087%	6/14/29	25,000	24,978
[3]	Bank of America Corp.	4.271%	7/23/29	30,000	34,017
[3]	Bank of America Corp.	3.974%	2/7/30	10,000	11,208
[3]	Bank of America Corp.	3.194%	7/23/30	2,865	3,053
[3]	Bank of America Corp.	2.884%	10/22/30	38,825	40,531
[3]	Bank of America Corp.	2.496%	2/13/31	40,955	41,445
[3]	Bank of America Corp.	2.592%	4/29/31	63,048	64,311
[3]	Bank of America Corp.	1.898%	7/23/31	18,000	17,325
[3]	Bank of America Corp.	1.922%	10/24/31	45,000	43,349
[3]	Bank of America Corp.	2.651%	3/11/32	13,300	13,547
	Bank of America Corp.	2.687%	4/22/32	72,675	74,189
	Bank of America Corp.	2.299%	7/21/32	34,000	33,518
	Bank of America Corp.	2.482%	9/21/36	21,340	20,901
	Bank of America Corp.	6.110%	1/29/37	22,087	29,782
[3]	Bank of America Corp.	4.244%	4/24/38	19,571	22,869
	Bank of America Corp.	7.750%	5/14/38	19,790	31,006
[3]	Bank of America Corp.	4.078%	4/23/40	23,405	26,922
[3]	Bank of America Corp.	2.676%	6/19/41	53,850	52,058
[3]	Bank of America Corp.	5.875%	2/7/42	13,775	19,684
	Bank of America Corp.	3.311%	4/22/42	43,400	45,700
[3]	Bank of America Corp.	5.000%	1/21/44	23,437	30,652
[3]	Bank of America Corp.	4.875%	4/1/44	7,682	9,931
[3]	Bank of America Corp.	4.750%	4/21/45	4,425	5,498
[3]	Bank of America Corp.	4.443%	1/20/48	10,498	13,037
[3]	Bank of America Corp.	3.946%	1/23/49	17,575	20,408
[3]	Bank of America Corp.	4.330%	3/15/50	2,600	3,184
[3]	Bank of America Corp.	4.083%	3/20/51	94,135	111,372
[3]	Bank of America Corp.	2.831%	10/24/51	75	72
[3]	Bank of America Corp.	3.483%	3/13/52	600	650
	Bank of America Corp.	2.972%	7/21/52	31,750	31,038
[3]	Bank of America NA	6.000%	10/15/36	7,400	10,130
[3]	Bank of Montreal	2.900%	3/26/22	27,150	27,505
[3]	Bank of Montreal	2.550%	11/6/22	928	949
	Bank of Montreal	0.450%	12/8/23	9,050	9,049

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Bank of Montreal	3.300%	2/5/24	8,220	8,739
[3]	Bank of Montreal	2.500%	6/28/24	8,700	9,125
[3]	Bank of Montreal	0.625%	7/9/24	20,000	19,969
[3]	Bank of Montreal	1.850%	5/1/25	24,110	24,794
[3]	Bank of Montreal	4.338%	10/5/28	3,850	4,108
[3]	Bank of Montreal	3.803%	12/15/32	18,390	20,118
[3]	Bank of New York Mellon Corp.	2.600%	2/7/22	9,150	9,207
[3]	Bank of New York Mellon Corp.	1.850%	1/27/23	21,000	21,407
[3]	Bank of New York Mellon Corp.	2.950%	1/29/23	40,570	41,908
[3]	Bank of New York Mellon Corp.	3.500%	4/28/23	4,500	4,723
[3]	Bank of New York Mellon Corp.	3.450%	8/11/23	8,000	8,462
[3]	Bank of New York Mellon Corp.	2.200%	8/16/23	8,000	8,257
[3]	Bank of New York Mellon Corp.	3.650%	2/4/24	5,100	5,452
	Bank of New York Mellon Corp.	3.400%	5/15/24	2,875	3,074
[3]	Bank of New York Mellon Corp.	3.250%	9/11/24	12,422	13,311
[3]	Bank of New York Mellon Corp.	2.100%	10/24/24	2,000	2,083
[3]	Bank of New York Mellon Corp.	3.000%	2/24/25	4,702	5,020
[3]	Bank of New York Mellon Corp.	1.600%	4/24/25	3,584	3,661
[3]	Bank of New York Mellon Corp.	3.950%	11/18/25	422	469
[3]	Bank of New York Mellon Corp.	2.800%	5/4/26	9,358	10,001
[3]	Bank of New York Mellon Corp.	2.450%	8/17/26	8,315	8,782
[3]	Bank of New York Mellon Corp.	3.250%	5/16/27	12,900	14,086
[3]	Bank of New York Mellon Corp.	3.400%	1/29/28	6,200	6,816
[3]	Bank of New York Mellon Corp.	3.442%	2/7/28	6,975	7,673
[3]	Bank of New York Mellon Corp.	3.000%	10/30/28	3,700	4,003
[3]	Bank of New York Mellon Corp.	1.650%	1/28/31	3,113	3,038
	Bank of Nova Scotia	2.000%	11/15/22	3,750	3,822
	Bank of Nova Scotia	2.375%	1/18/23	17,350	17,814
	Bank of Nova Scotia	1.950%	2/1/23	23,841	24,352
	Bank of Nova Scotia	1.625%	5/1/23	2,000	2,041
	Bank of Nova Scotia	0.400%	9/15/23	10,000	9,996
	Bank of Nova Scotia	0.700%	4/15/24	10,300	10,295
	Bank of Nova Scotia	2.200%	2/3/25	28,180	29,243
	Bank of Nova Scotia	1.300%	6/11/25	26,000	26,179
	Bank of Nova Scotia	4.500%	12/16/25	19,100	21,446
	Bank of Nova Scotia	2.700%	8/3/26	38,496	40,806
	Bank of Nova Scotia	1.300%	9/15/26	10,000	9,929
	Bank One Michigan	8.250%	11/1/24	6,000	7,233
	BankUnited Inc.	4.875%	11/17/25	1,284	1,451
	BankUnited Inc.	5.125%	6/11/30	5,000	5,775
	Barclays plc	3.684%	1/10/23	18,925	19,091
[3]	Barclays plc	4.610%	2/15/23	26,484	26,889
[3]	Barclays plc	4.338%	5/16/24	14,800	15,666
	Barclays plc	1.007%	12/10/24	16,400	16,475
	Barclays plc	3.650%	3/16/25	15,176	16,329
[3]	Barclays plc	3.932%	5/7/25	47,460	50,921
	Barclays plc	4.375%	1/12/26	17,200	19,184
[3]	Barclays plc	2.852%	5/7/26	15,950	16,739
	Barclays plc	5.200%	5/12/26	19,105	21,874
	Barclays plc	4.337%	1/10/28	13,206	14,769
	Barclays plc	4.836%	5/9/28	26,410	29,886
[3]	Barclays plc	4.972%	5/16/29	14,400	16,749
[3]	Barclays plc	5.088%	6/20/30	10,530	12,170
	Barclays plc	2.645%	6/24/31	24,800	24,988
	Barclays plc	2.667%	3/10/32	14,250	14,276
	Barclays plc	3.564%	9/23/35	24,475	25,349
	Barclays plc	3.811%	3/10/42	4,600	4,906
	Barclays plc	5.250%	8/17/45	9,000	12,001

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Barclays plc	4.950%	1/10/47	13,800	17,910
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	2,000	1,994
	Berkshire Hathaway Finance Corp.	1.450%	10/15/30	5,000	4,813
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	3,575	4,423
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	11,979	14,742
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	25,450	30,853
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	21,555	26,460
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	22,000	21,607
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	10,000	9,242
	Berkshire Hathaway Inc.	2.750%	3/15/23	17,279	17,825
	Berkshire Hathaway Inc.	3.125%	3/15/26	46,785	50,745
	Berkshire Hathaway Inc.	4.500%	2/11/43	2,765	3,461
	BGC Partners Inc.	3.750%	10/1/24	3,376	3,581
	BGC Partners Inc.	4.375%	12/15/25	7,500	8,114
	BlackRock Inc.	3.500%	3/18/24	7,650	8,201
	BlackRock Inc.	3.200%	3/15/27	6,000	6,568
	BlackRock Inc.	3.250%	4/30/29	3,000	3,297
	BlackRock Inc.	2.400%	4/30/30	11,000	11,355
	BlackRock Inc.	1.900%	1/28/31	13,575	13,481
	Blackstone Secured Lending Fund	3.625%	1/15/26	5,000	5,280
	Blackstone Secured Lending Fund	2.750%	9/16/26	5,000	5,113
[7]	Blackstone Secured Lending Fund	2.850%	9/30/28	1,075	1,072
[3]	BNP Paribas SA	3.250%	3/3/23	4,625	4,819
[7]	BNP Paribas SA	3.800%	1/10/24	500	533
[3]	BNP Paribas SA	4.250%	10/15/24	1,330	1,456
[7]	BPCE SA	3.000%	5/22/22	5,700	5,798
	BPCE SA	4.000%	4/15/24	10,980	11,889
[3]	BPCE SA	3.375%	12/2/26	4,000	4,365
[7]	BPCE SA	3.250%	1/11/28	275	297
	Brighthouse Financial Inc.	3.700%	6/22/27	5,793	6,336
	Brighthouse Financial Inc.	5.625%	5/15/30	5,000	6,043
	Brighthouse Financial Inc.	4.700%	6/22/47	9,578	10,762
	Brookfield Asset Management Inc.	4.000%	1/15/25	4,796	5,215
	Brookfield Finance Inc.	4.000%	4/1/24	9,920	10,644
	Brookfield Finance Inc.	4.250%	6/2/26	1,015	1,135
	Brookfield Finance Inc.	3.900%	1/25/28	500	555
	Brookfield Finance Inc.	4.850%	3/29/29	18,625	21,916
	Brookfield Finance Inc.	4.350%	4/15/30	920	1,059
	Brookfield Finance Inc.	2.724%	4/15/31	10,300	10,529
	Brookfield Finance Inc.	4.700%	9/20/47	8,175	9,909
	Brookfield Finance Inc.	3.500%	3/30/51	1,000	1,043
	Brookfield Finance LLC	3.450%	4/15/50	12,950	13,332
	Brown & Brown Inc.	4.200%	9/15/24	3,555	3,868
	Brown & Brown Inc.	4.500%	3/15/29	6,575	7,518
	Brown & Brown Inc.	2.375%	3/15/31	7,603	7,578
	Business Development Corp. of America	3.250%	3/30/26	3,000	3,037
	Canadian Imperial Bank of Commerce	0.450%	6/22/23	10,000	10,001
	Canadian Imperial Bank of Commerce	0.950%	6/23/23	20,750	20,929
[3]	Canadian Imperial Bank of Commerce	3.500%	9/13/23	10,401	11,025
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	7,000	6,990
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	10,625	11,251
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	5,445	5,655
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	2,500	2,479
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	15,000	14,854
	Capital One Bank USA NA	3.375%	2/15/23	15,110	15,716
	Capital One Financial Corp.	3.050%	3/9/22	7,350	7,421
	Capital One Financial Corp.	3.200%	1/30/23	22,000	22,773

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital One Financial Corp.	2.600%	5/11/23	5,000	5,166
	Capital One Financial Corp.	3.500%	6/15/23	1,378	1,448
	Capital One Financial Corp.	3.900%	1/29/24	4,000	4,283
	Capital One Financial Corp.	3.750%	4/24/24	8,070	8,657
	Capital One Financial Corp.	3.300%	10/30/24	29,194	31,314
	Capital One Financial Corp.	3.200%	2/5/25	7,000	7,475
	Capital One Financial Corp.	4.250%	4/30/25	1,530	1,692
	Capital One Financial Corp.	4.200%	10/29/25	13,037	14,430
	Capital One Financial Corp.	3.750%	7/28/26	19,088	20,953
	Capital One Financial Corp.	3.750%	3/9/27	26,750	29,641
	Capital One Financial Corp.	3.650%	5/11/27	18,040	19,966
	Capital One Financial Corp.	3.800%	1/31/28	20,375	22,659
	Capital One Financial Corp.	2.359%	7/29/32	4,000	3,911
	Cboe Global Markets Inc.	3.650%	1/12/27	4,910	5,409
	Cboe Global Markets Inc.	1.625%	12/15/30	5,830	5,570
	Charles Schwab Corp.	3.225%	9/1/22	4,464	4,581
	Charles Schwab Corp.	2.650%	1/25/23	7,225	7,432
	Charles Schwab Corp.	3.550%	2/1/24	10,180	10,861
	Charles Schwab Corp.	4.200%	3/24/25	5,000	5,524
	Charles Schwab Corp.	3.625%	4/1/25	6,231	6,744
	Charles Schwab Corp.	3.850%	5/21/25	2,000	2,190
	Charles Schwab Corp.	3.450%	2/13/26	3,225	3,526
	Charles Schwab Corp.	0.900%	3/11/26	16,475	16,323
	Charles Schwab Corp.	1.150%	5/13/26	10,000	10,010
	Charles Schwab Corp.	3.200%	3/2/27	3,500	3,816
	Charles Schwab Corp.	3.300%	4/1/27	13,850	15,115
	Charles Schwab Corp.	3.200%	1/25/28	5,350	5,832
	Charles Schwab Corp.	2.000%	3/20/28	10,000	10,208
	Charles Schwab Corp.	4.000%	2/1/29	5,550	6,328
	Charles Schwab Corp.	3.250%	5/22/29	5,990	6,542
	Charles Schwab Corp.	2.750%	10/1/29	2,590	2,733
	Charles Schwab Corp.	4.625%	3/22/30	30	36
	Charles Schwab Corp.	1.650%	3/11/31	7,200	6,931
	Charles Schwab Corp.	2.300%	5/13/31	16,000	16,310
	Charles Schwab Corp.	1.950%	12/1/31	15,485	15,240
	Chubb Corp.	6.000%	5/11/37	4,200	6,054
[3]	Chubb Corp.	6.500%	5/15/38	7,955	11,985
	Chubb INA Holdings Inc.	2.875%	11/3/22	21,344	21,835
	Chubb INA Holdings Inc.	2.700%	3/13/23	5,060	5,235
	Chubb INA Holdings Inc.	3.350%	5/15/24	7,900	8,454
	Chubb INA Holdings Inc.	3.150%	3/15/25	7,654	8,219
	Chubb INA Holdings Inc.	3.350%	5/3/26	30,696	33,466
	Chubb INA Holdings Inc.	1.375%	9/15/30	19,400	18,361
	Chubb INA Holdings Inc.	6.700%	5/15/36	1,810	2,715
	Chubb INA Holdings Inc.	4.150%	3/13/43	6,100	7,333
	Chubb INA Holdings Inc.	4.350%	11/3/45	27,337	34,368
	CI Financial Corp.	3.200%	12/17/30	11,880	12,353
	CI Financial Corp.	4.100%	6/15/51	8,000	8,618
[3]	Cincinnati Financial Corp.	6.920%	5/15/28	6,363	8,268
	Citigroup Inc.	2.700%	10/27/22	5,000	5,118
[3]	Citigroup Inc.	2.312%	11/4/22	8,025	8,037
	Citigroup Inc.	3.375%	3/1/23	1,925	2,006
	Citigroup Inc.	3.500%	5/15/23	22,865	23,950
	Citigroup Inc.	3.875%	10/25/23	41,844	44,767
[3]	Citigroup Inc.	1.678%	5/15/24	5,750	5,863
[3]	Citigroup Inc.	4.044%	6/1/24	4,900	5,183
	Citigroup Inc.	3.750%	6/16/24	2,400	2,595
	Citigroup Inc.	4.000%	8/5/24	5,525	5,984

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	0.776%	10/30/24	17,000	17,062
	Citigroup Inc.	3.875%	3/26/25	20,019	21,753
[3]	Citigroup Inc.	3.352%	4/24/25	2,000	2,124
	Citigroup Inc.	3.300%	4/27/25	1,950	2,101
	Citigroup Inc.	0.981%	5/1/25	15,000	15,057
	Citigroup Inc.	4.400%	6/10/25	49,525	54,798
	Citigroup Inc.	5.500%	9/13/25	4,400	5,079
	Citigroup Inc.	3.700%	1/12/26	13,478	14,801
	Citigroup Inc.	4.600%	3/9/26	37,650	42,559
[3]	Citigroup Inc.	3.106%	4/8/26	47,000	49,901
	Citigroup Inc.	3.400%	5/1/26	10,250	11,158
	Citigroup Inc.	3.200%	10/21/26	41,250	44,480
	Citigroup Inc.	4.300%	11/20/26	32,850	36,934
	Citigroup Inc.	1.122%	1/28/27	18,425	18,168
	Citigroup Inc.	4.450%	9/29/27	30,500	34,688
[3]	Citigroup Inc.	3.887%	1/10/28	35,125	38,825
	Citigroup Inc.	6.625%	1/15/28	25	32
[3]	Citigroup Inc.	3.668%	7/24/28	58,950	64,828
	Citigroup Inc.	4.125%	7/25/28	600	670
[3]	Citigroup Inc.	3.520%	10/27/28	30,050	32,687
[3]	Citigroup Inc.	3.980%	3/20/30	8,075	9,078
[3]	Citigroup Inc.	2.976%	11/5/30	38,100	40,074
[3]	Citigroup Inc.	2.666%	1/29/31	3,680	3,776
[3]	Citigroup Inc.	4.412%	3/31/31	78,850	91,015
[3]	Citigroup Inc.	2.572%	6/3/31	5,000	5,094
	Citigroup Inc.	6.625%	6/15/32	3,535	4,754
	Citigroup Inc.	5.875%	2/22/33	3,000	3,874
	Citigroup Inc.	6.000%	10/31/33	5,485	7,165
	Citigroup Inc.	6.125%	8/25/36	10,318	14,159
[3]	Citigroup Inc.	3.878%	1/24/39	13,125	15,008
	Citigroup Inc.	8.125%	7/15/39	14,836	25,247
[3]	Citigroup Inc.	5.316%	3/26/41	69,175	92,051
	Citigroup Inc.	5.875%	1/30/42	13,339	19,042
	Citigroup Inc.	6.675%	9/13/43	1,780	2,727
	Citigroup Inc.	4.950%	11/7/43	8,250	9,807
	Citigroup Inc.	5.300%	5/6/44	8,700	11,594
	Citigroup Inc.	4.650%	7/30/45	8,275	10,503
	Citigroup Inc.	4.750%	5/18/46	4,658	5,866
[3]	Citigroup Inc.	4.281%	4/24/48	2,125	2,588
	Citigroup Inc.	4.650%	7/23/48	9,785	12,644
[3]	Citizens Bank NA	3.250%	2/14/22	12,000	12,103
[3]	Citizens Bank NA	3.700%	3/29/23	9,000	9,403
[3]	Citizens Bank NA	3.750%	2/18/26	11,241	12,368
	Citizens Financial Group Inc.	2.850%	7/27/26	950	1,009
	Citizens Financial Group Inc.	2.500%	2/6/30	11,045	11,233
	Citizens Financial Group Inc.	3.250%	4/30/30	7,000	7,504
	Citizens Financial Group Inc.	4.300%	2/11/31	2,000	2,175
	Citizens Financial Group Inc.	2.638%	9/30/32	8,000	8,044
	CME Group Inc.	3.750%	6/15/28	2,671	3,021
	CME Group Inc.	5.300%	9/15/43	7,140	10,010
	CME Group Inc.	4.150%	6/15/48	9,762	12,393
	CNA Financial Corp.	3.950%	5/15/24	7,955	8,547
	CNA Financial Corp.	4.500%	3/1/26	2,650	2,975
	CNA Financial Corp.	3.450%	8/15/27	5,000	5,490
	CNA Financial Corp.	3.900%	5/1/29	11,450	12,777
	CNA Financial Corp.	2.050%	8/15/30	2,445	2,399
	CNO Financial Group Inc.	5.250%	5/30/25	2,000	2,250
	CNO Financial Group Inc.	5.250%	5/30/29	4,500	5,287

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Comerica Bank	4.000%	7/27/25	3,332	3,656
	Comerica Inc.	3.700%	7/31/23	19,887	20,996
	Comerica Inc.	3.800%	7/22/26	850	934
	Comerica Inc.	4.000%	2/1/29	300	343
[7]	Commonwealth Bank of Australia	2.750%	3/10/22	2,600	2,627
[7]	Commonwealth Bank of Australia	2.625%	9/6/26	500	533
	Cooperatieve Rabobank UA	3.875%	2/8/22	19,821	20,076
	Cooperatieve Rabobank UA	3.950%	11/9/22	43,693	45,351
	Cooperatieve Rabobank UA	2.750%	1/10/23	550	567
	Cooperatieve Rabobank UA	4.625%	12/1/23	18,410	19,942
	Cooperatieve Rabobank UA	0.375%	1/12/24	26,450	26,330
[3]	Cooperatieve Rabobank UA	3.375%	5/21/25	12,076	13,103
	Cooperatieve Rabobank UA	4.375%	8/4/25	9,175	10,167
[3]	Cooperatieve Rabobank UA	3.750%	7/21/26	11,935	13,131
[3]	Cooperatieve Rabobank UA	5.250%	5/24/41	663	911
	Cooperatieve Rabobank UA	5.750%	12/1/43	20,449	28,856
	Cooperatieve Rabobank UA	5.250%	8/4/45	29,173	38,855
	Credit Suisse AG	1.000%	5/5/23	42,944	43,325
	Credit Suisse AG	0.495%	2/2/24	2,500	2,492
[3]	Credit Suisse AG	3.625%	9/9/24	7,847	8,464
	Credit Suisse AG	2.950%	4/9/25	2,072	2,197
	Credit Suisse AG	1.250%	8/7/26	5,000	4,930
[7]	Credit Suisse Group AG	3.574%	1/9/23	1,470	1,482
	Credit Suisse Group AG	3.800%	6/9/23	21,815	22,970
	Credit Suisse Group AG	3.750%	3/26/25	32,302	34,845
	Credit Suisse Group AG	4.550%	4/17/26	27,406	30,796
[7]	Credit Suisse Group AG	4.282%	1/9/28	5,700	6,329
[7]	Credit Suisse Group AG	4.194%	4/1/31	23,143	25,886
	Credit Suisse Group AG	4.875%	5/15/45	13,580	16,995
	Credit Suisse USA Inc.	7.125%	7/15/32	4,791	6,821
[3]	Deutsche Bank AG	5.000%	2/14/22	3,425	3,481
[3]	Deutsche Bank AG	3.300%	11/16/22	5,900	6,083
	Deutsche Bank AG	3.950%	2/27/23	17,000	17,758
[3]	Deutsche Bank AG	3.700%	5/30/24	4,700	5,008
[3]	Deutsche Bank AG	2.222%	9/18/24	9,295	9,525
	Deutsche Bank AG	1.447%	4/1/25	3,550	3,572
[3]	Deutsche Bank AG	3.961%	11/26/25	15,000	16,225
[3]	Deutsche Bank AG	4.100%	1/13/26	7,825	8,557
	Deutsche Bank AG	1.686%	3/19/26	10,000	10,059
	Deutsche Bank AG	2.129%	11/24/26	10,500	10,670
[3]	Deutsche Bank AG	3.547%	9/18/31	6,000	6,410
[3]	Discover Bank	3.350%	2/6/23	9,300	9,639
[3]	Discover Bank	4.200%	8/8/23	9,475	10,111
	Discover Bank	2.450%	9/12/24	11,400	11,884
[3]	Discover Bank	4.250%	3/13/26	6,203	6,912
[3]	Discover Bank	3.450%	7/27/26	29,330	31,788
[3]	Discover Bank	4.682%	8/9/28	3,190	3,398
[3]	Discover Bank	2.700%	2/6/30	8,000	8,296
	Discover Financial Services	5.200%	4/27/22	1,050	1,078
	Discover Financial Services	3.850%	11/21/22	5,630	5,845
	Discover Financial Services	3.950%	11/6/24	15,810	17,119
	Discover Financial Services	3.750%	3/4/25	12,486	13,472
	Discover Financial Services	4.500%	1/30/26	18,350	20,556
	Discover Financial Services	4.100%	2/9/27	15,300	17,049
	E*TRADE Financial Corp.	3.800%	8/24/27	5,250	5,830
	E*TRADE Financial Corp.	4.500%	6/20/28	3,630	4,160
	Eaton Vance Corp.	3.625%	6/15/23	2,875	3,024
	Eaton Vance Corp.	3.500%	4/6/27	2,600	2,827

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enstar Group Ltd.	4.950%	6/1/29	7,960	9,014
	Enstar Group Ltd.	3.100%	9/1/31	5,000	4,925
	Equitable Holdings Inc.	3.900%	4/20/23	1,559	1,636
	Equitable Holdings Inc.	7.000%	4/1/28	1,860	2,380
	Equitable Holdings Inc.	4.350%	4/20/28	15,650	17,817
	Equitable Holdings Inc.	5.000%	4/20/48	25,180	32,099
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	3,225	4,078
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	11,000	11,712
[5]	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	11,000	10,745
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	6,000	6,850
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	10,000	11,273
[7]	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	5,000	5,192
	Fidelity National Financial Inc.	3.400%	6/15/30	4,311	4,632
	Fidelity National Financial Inc.	2.450%	3/15/31	7,000	6,969
	Fidelity National Financial Inc.	3.200%	9/17/51	10,000	9,540
	Fifth Third Bancorp	3.500%	3/15/22	7,725	7,817
	Fifth Third Bancorp	4.300%	1/16/24	7,050	7,588
	Fifth Third Bancorp	3.650%	1/25/24	13,138	14,013
	Fifth Third Bancorp	2.375%	1/28/25	3,825	3,975
	Fifth Third Bancorp	2.550%	5/5/27	2,208	2,322
	Fifth Third Bancorp	3.950%	3/14/28	9,400	10,704
	Fifth Third Bancorp	8.250%	3/1/38	13,786	22,883
[3]	Fifth Third Bank NA	1.800%	1/30/23	5,285	5,382
[3]	Fifth Third Bank NA	3.950%	7/28/25	14,197	15,717
[3]	Fifth Third Bank NA	3.850%	3/15/26	22,432	24,714
[3]	Fifth Third Bank NA	2.250%	2/1/27	3,400	3,545
	First American Financial Corp.	4.600%	11/15/24	4,650	5,104
	First American Financial Corp.	4.000%	5/15/30	3,130	3,446
	First American Financial Corp.	2.400%	8/15/31	7,000	6,824
	First Horizon Corp.	4.000%	5/26/25	3,000	3,273
[3]	First Republic Bank	1.912%	2/12/24	3,000	3,058
[3]	First Republic Bank	4.375%	8/1/46	1,725	2,097
[3]	First Republic Bank	4.625%	2/13/47	2,675	3,377
	Franklin Resources Inc.	2.850%	3/30/25	3,000	3,185
	Franklin Resources Inc.	1.600%	10/30/30	6,000	5,705
	Franklin Resources Inc.	2.950%	8/12/51	4,000	3,893
	FS KKR Capital Corp.	4.625%	7/15/24	4,375	4,724
	FS KKR Capital Corp.	4.125%	2/1/25	3,800	4,060
	FS KKR Capital Corp.	3.400%	1/15/26	10,767	11,246
	FS KKR Capital Corp.	2.625%	1/15/27	5,000	5,012
	GATX Corp.	3.250%	3/30/25	2,300	2,445
	GATX Corp.	3.250%	9/15/26	2,800	2,997
	GATX Corp.	3.850%	3/30/27	4,000	4,389
	GATX Corp.	3.500%	3/15/28	7,000	7,635
	GATX Corp.	4.550%	11/7/28	2,585	2,976
	GATX Corp.	4.700%	4/1/29	4,000	4,638
	GATX Corp.	4.000%	6/30/30	13,315	14,853
	GATX Corp.	1.900%	6/1/31	6,599	6,251
	GATX Corp.	5.200%	3/15/44	325	411
	GATX Corp.	4.500%	3/30/45	2,175	2,494
	GATX Corp.	3.100%	6/1/51	6,000	5,673
	GE Capital Funding LLC	3.450%	5/15/25	17,350	18,716
	GE Capital Funding LLC	4.050%	5/15/27	6,000	6,739
	GE Capital Funding LLC	4.400%	5/15/30	46,155	53,618
	GE Capital Funding LLC	4.550%	5/15/32	8,130	9,666
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	3,544	3,841

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	123,139	148,027
	Globe Life Inc.	4.550%	9/15/28	3,200	3,707
	Globe Life Inc.	2.150%	8/15/30	4,450	4,413
	Goldman Sachs BDC Inc.	3.750%	2/10/25	165	175
	Goldman Sachs BDC Inc.	2.875%	1/15/26	4,801	4,925
	Goldman Sachs Capital I	6.345%	2/15/34	9,435	13,240
[3]	Goldman Sachs Group Inc.	2.876%	10/31/22	46,102	46,184
	Goldman Sachs Group Inc.	3.625%	1/22/23	9,389	9,785
[3]	Goldman Sachs Group Inc.	0.481%	1/27/23	51,925	51,932
	Goldman Sachs Group Inc.	3.200%	2/23/23	31,470	32,603
	Goldman Sachs Group Inc.	0.523%	3/8/23	2,915	2,916
[3]	Goldman Sachs Group Inc.	0.627%	11/17/23	9,250	9,258
	Goldman Sachs Group Inc.	3.625%	2/20/24	33,000	35,171
	Goldman Sachs Group Inc.	4.000%	3/3/24	29,950	32,277
	Goldman Sachs Group Inc.	0.673%	3/8/24	26,000	26,031
[3]	Goldman Sachs Group Inc.	3.850%	7/8/24	5,513	5,935
[3]	Goldman Sachs Group Inc.	0.657%	9/10/24	20,000	20,007
	Goldman Sachs Group Inc.	3.500%	1/23/25	19,600	20,994
	Goldman Sachs Group Inc.	3.500%	4/1/25	1,330	1,430
	Goldman Sachs Group Inc.	3.750%	5/22/25	9,456	10,247
	Goldman Sachs Group Inc.	4.250%	10/21/25	4,388	4,862
	Goldman Sachs Group Inc.	3.750%	2/25/26	41,600	45,608
	Goldman Sachs Group Inc.	3.500%	11/16/26	53,115	57,464
[3]	Goldman Sachs Group Inc.	1.093%	12/9/26	20,000	19,705
	Goldman Sachs Group Inc.	5.950%	1/15/27	3,845	4,632
	Goldman Sachs Group Inc.	3.850%	1/26/27	41,026	45,074
	Goldman Sachs Group Inc.	1.431%	3/9/27	42,015	41,891
	Goldman Sachs Group Inc.	1.542%	9/10/27	21,000	20,938
[3]	Goldman Sachs Group Inc.	3.691%	6/5/28	34,575	38,038
[3]	Goldman Sachs Group Inc.	3.814%	4/23/29	41,494	45,885
[3]	Goldman Sachs Group Inc.	4.223%	5/1/29	53,875	60,949
	Goldman Sachs Group Inc.	2.600%	2/7/30	4,000	4,117
	Goldman Sachs Group Inc.	3.800%	3/15/30	37,960	42,267
	Goldman Sachs Group Inc.	1.992%	1/27/32	26,275	25,313
	Goldman Sachs Group Inc.	2.615%	4/22/32	42,000	42,496
[3]	Goldman Sachs Group Inc.	2.383%	7/21/32	4,745	4,700
	Goldman Sachs Group Inc.	6.450%	5/1/36	8,400	11,612
	Goldman Sachs Group Inc.	6.750%	10/1/37	45,524	65,169
[3]	Goldman Sachs Group Inc.	4.017%	10/31/38	40,082	46,056
[3]	Goldman Sachs Group Inc.	4.411%	4/23/39	31,354	37,609
	Goldman Sachs Group Inc.	6.250%	2/1/41	14,791	21,603
	Goldman Sachs Group Inc.	3.210%	4/22/42	24,440	25,268
[3]	Goldman Sachs Group Inc.	4.800%	7/8/44	33,720	43,100
	Goldman Sachs Group Inc.	5.150%	5/22/45	30,892	40,451
	Goldman Sachs Group Inc.	4.750%	10/21/45	3,700	4,761
	Golub Capital BDC Inc.	3.375%	4/15/24	6,290	6,574
	Golub Capital BDC Inc.	2.500%	8/24/26	1,243	1,253
	Hanover Insurance Group Inc.	4.500%	4/15/26	3,120	3,495
	Hanover Insurance Group Inc.	2.500%	9/1/30	7,610	7,625
	Hartford Financial Services Group Inc.	2.800%	8/19/29	10,106	10,557
	Hartford Financial Services Group Inc.	5.950%	10/15/36	120	164
	Hartford Financial Services Group Inc.	6.100%	10/1/41	6,380	9,013
	Hartford Financial Services Group Inc.	6.625%	4/15/42	1,793	2,538
	Hartford Financial Services Group Inc.	4.300%	4/15/43	490	579
	Hartford Financial Services Group Inc.	4.400%	3/15/48	5,070	6,189
	Hartford Financial Services Group Inc.	3.600%	8/19/49	12,000	13,127
	Hartford Financial Services Group Inc.	2.900%	9/15/51	6,000	5,797

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	HSBC Bank USA NA	5.875%	11/1/34	500	646
[3]	HSBC Bank USA NA	7.000%	1/15/39	7,726	11,927
[3]	HSBC Holdings plc	3.262%	3/13/23	32,815	33,227
	HSBC Holdings plc	3.600%	5/25/23	15,300	16,087
[3]	HSBC Holdings plc	3.033%	11/22/23	4,000	4,114
	HSBC Holdings plc	4.250%	3/14/24	10,600	11,386
[3]	HSBC Holdings plc	3.950%	5/18/24	49,700	52,340
	HSBC Holdings plc	0.732%	8/17/24	10,000	10,007
[3]	HSBC Holdings plc	3.803%	3/11/25	13,625	14,531
	HSBC Holdings plc	0.976%	5/24/25	20,000	19,962
	HSBC Holdings plc	4.250%	8/18/25	7,500	8,213
[3]	HSBC Holdings plc	2.633%	11/7/25	13,475	14,052
	HSBC Holdings plc	4.300%	3/8/26	34,435	38,354
[3]	HSBC Holdings plc	1.645%	4/18/26	30,000	30,177
	HSBC Holdings plc	3.900%	5/25/26	68,300	75,061
[3]	HSBC Holdings plc	2.099%	6/4/26	28,327	28,926
[3]	HSBC Holdings plc	4.292%	9/12/26	41,045	45,251
	HSBC Holdings plc	4.375%	11/23/26	23,330	26,005
	HSBC Holdings plc	1.589%	5/24/27	25,000	24,847
[3]	HSBC Holdings plc	4.041%	3/13/28	12,700	14,053
[3]	HSBC Holdings plc	2.013%	9/22/28	31,992	31,972
[3]	HSBC Holdings plc	4.583%	6/19/29	48,192	54,797
	HSBC Holdings plc	2.206%	8/17/29	31,700	31,468
	HSBC Holdings plc	4.950%	3/31/30	35,005	41,637
[3]	HSBC Holdings plc	3.973%	5/22/30	13,815	15,265
[3]	HSBC Holdings plc	2.848%	6/4/31	35,100	36,016
[3]	HSBC Holdings plc	2.357%	8/18/31	16,500	16,300
[3]	HSBC Holdings plc	7.625%	5/17/32	575	806
	HSBC Holdings plc	2.804%	5/24/32	27,900	28,281
[3]	HSBC Holdings plc	7.350%	11/27/32	600	828
	HSBC Holdings plc	6.500%	5/2/36	18,965	26,139
	HSBC Holdings plc	6.500%	9/15/37	27,201	37,869
	HSBC Holdings plc	6.800%	6/1/38	5,908	8,434
	HSBC Holdings plc	6.100%	1/14/42	5,325	7,642
	HSBC Holdings plc	5.250%	3/14/44	30,738	39,958
	HSBC USA Inc.	3.500%	6/23/24	11,475	12,313
	Huntington Bancshares Inc.	2.625%	8/6/24	4,500	4,717
	Huntington Bancshares Inc.	4.000%	5/15/25	16,518	18,111
	Huntington Bancshares Inc.	2.550%	2/4/30	1,935	2,000
[7]	Huntington Bancshares Inc.	2.487%	8/15/36	3,900	3,843
[3]	Huntington National Bank	3.125%	4/1/22	4,500	4,554
	Huntington National Bank	1.800%	2/3/23	10,675	10,877
[3]	Huntington National Bank	3.550%	10/6/23	5,700	6,035
[3]	Huntington National Bank	4.270%	11/25/26	3,375	3,786
	Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	6,250	6,401
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	9,212	10,168
	ING Groep NV	4.100%	10/2/23	21,000	22,478
	ING Groep NV	3.550%	4/9/24	7,200	7,713
	ING Groep NV	3.950%	3/29/27	10,500	11,765
	ING Groep NV	1.726%	4/1/27	12,822	12,897
	ING Groep NV	4.550%	10/2/28	4,000	4,685
	ING Groep NV	4.050%	4/9/29	10,160	11,545
	ING Groep NV	2.727%	4/1/32	3,000	3,082
	Intercontinental Exchange Inc.	4.000%	10/15/23	9,975	10,664
	Intercontinental Exchange Inc.	3.750%	12/1/25	13,115	14,413
	Intercontinental Exchange Inc.	3.100%	9/15/27	7,100	7,690

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intercontinental Exchange Inc.	3.750%	9/21/28	4,375	4,878
	Intercontinental Exchange Inc.	2.100%	6/15/30	15,740	15,567
	Intercontinental Exchange Inc.	1.850%	9/15/32	14,400	13,610
	Intercontinental Exchange Inc.	2.650%	9/15/40	13,000	12,442
	Intercontinental Exchange Inc.	4.250%	9/21/48	1,115	1,325
	Intercontinental Exchange Inc.	3.000%	6/15/50	19,875	19,611
	Intercontinental Exchange Inc.	3.000%	9/15/60	19,000	17,959
[7]	Intesa Sanpaolo SpA	4.700%	9/23/49	2,000	2,393
	Invesco Finance plc	3.125%	11/30/22	16,300	16,809
	Invesco Finance plc	4.000%	1/30/24	14,250	15,328
	Invesco Finance plc	3.750%	1/15/26	10	11
	Invesco Finance plc	5.375%	11/30/43	7,125	9,377
	Janus Capital Group Inc.	4.875%	8/1/25	2,689	3,014
	Jefferies Financial Group Inc.	5.500%	10/18/23	7,200	7,654
	Jefferies Group LLC	5.125%	1/20/23	2,400	2,538
	Jefferies Group LLC	4.850%	1/15/27	11,425	13,265
	Jefferies Group LLC	6.450%	6/8/27	1,235	1,542
	Jefferies Group LLC	4.150%	1/23/30	13,010	14,621
	Jefferies Group LLC	2.750%	10/15/32	4,000	4,024
	Jefferies Group LLC	6.250%	1/15/36	3,055	4,106
	Jefferies Group LLC	6.500%	1/20/43	4,305	5,959
	JPMorgan Chase & Co.	2.972%	1/15/23	18,995	19,138
	JPMorgan Chase & Co.	3.200%	1/25/23	8,799	9,134
[3]	JPMorgan Chase & Co.	3.207%	4/1/23	14,900	15,109
[3]	JPMorgan Chase & Co.	2.776%	4/25/23	15,450	15,655
	JPMorgan Chase & Co.	3.375%	5/1/23	6,000	6,275
	JPMorgan Chase & Co.	2.700%	5/18/23	15,475	16,004
	JPMorgan Chase & Co.	0.697%	3/16/24	10,395	10,424
[3]	JPMorgan Chase & Co.	3.559%	4/23/24	63,292	66,245
	JPMorgan Chase & Co.	3.625%	5/13/24	6,066	6,529
[3]	JPMorgan Chase & Co.	1.514%	6/1/24	24,450	24,859
[3]	JPMorgan Chase & Co.	3.797%	7/23/24	34,537	36,511
	JPMorgan Chase & Co.	3.875%	9/10/24	43,814	47,652
[3]	JPMorgan Chase & Co.	4.023%	12/5/24	30,550	32,738
	JPMorgan Chase & Co.	3.125%	1/23/25	28,191	29,959
	JPMorgan Chase & Co.	0.563%	2/16/25	17,785	17,698
[3]	JPMorgan Chase & Co.	3.220%	3/1/25	50,010	52,836
	JPMorgan Chase & Co.	0.824%	6/1/25	34,700	34,677
	JPMorgan Chase & Co.	0.969%	6/23/25	25,000	25,025
	JPMorgan Chase & Co.	3.900%	7/15/25	25,341	27,693
	JPMorgan Chase & Co.	0.768%	8/9/25	10,000	9,959
[3]	JPMorgan Chase & Co.	2.301%	10/15/25	10,900	11,302
[3]	JPMorgan Chase & Co.	2.005%	3/13/26	30,000	30,754
	JPMorgan Chase & Co.	3.300%	4/1/26	37,704	40,782
	JPMorgan Chase & Co.	3.200%	6/15/26	36,100	38,969
	JPMorgan Chase & Co.	2.950%	10/1/26	61,625	65,994
	JPMorgan Chase & Co.	7.625%	10/15/26	875	1,125
	JPMorgan Chase & Co.	1.045%	11/19/26	47,130	46,383
	JPMorgan Chase & Co.	4.125%	12/15/26	28,750	32,310
[3]	JPMorgan Chase & Co.	3.960%	1/29/27	6,929	7,649
	JPMorgan Chase & Co.	1.578%	4/22/27	5,000	5,009
	JPMorgan Chase & Co.	8.000%	4/29/27	2,500	3,309
	JPMorgan Chase & Co.	1.470%	9/22/27	16,600	16,486
	JPMorgan Chase & Co.	4.250%	10/1/27	11,592	13,156
	JPMorgan Chase & Co.	3.625%	12/1/27	9,750	10,648
[3]	JPMorgan Chase & Co.	3.782%	2/1/28	39,075	43,087
[3]	JPMorgan Chase & Co.	3.540%	5/1/28	17,490	19,117
[3]	JPMorgan Chase & Co.	2.182%	6/1/28	24,300	24,816

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	JPMorgan Chase & Co.	3.509%	1/23/29	65,821	71,645
[3]	JPMorgan Chase & Co.	4.005%	4/23/29	43,930	49,143
	JPMorgan Chase & Co.	2.069%	6/1/29	28,160	28,222
[3]	JPMorgan Chase & Co.	4.203%	7/23/29	23,425	26,546
[3]	JPMorgan Chase & Co.	4.452%	12/5/29	19,500	22,433
[3]	JPMorgan Chase & Co.	3.702%	5/6/30	21,864	24,146
[3]	JPMorgan Chase & Co.	8.750%	9/1/30	240	360
[3]	JPMorgan Chase & Co.	2.739%	10/15/30	25,715	26,675
[3]	JPMorgan Chase & Co.	4.493%	3/24/31	72,947	85,149
[3]	JPMorgan Chase & Co.	2.522%	4/22/31	22,000	22,428
[3]	JPMorgan Chase & Co.	2.956%	5/13/31	30,000	31,239
	JPMorgan Chase & Co.	1.764%	11/19/31	16,730	15,977
	JPMorgan Chase & Co.	1.953%	2/4/32	26,000	25,100
	JPMorgan Chase & Co.	2.580%	4/22/32	38,815	39,418
	JPMorgan Chase & Co.	6.400%	5/15/38	12,465	18,166
[3]	JPMorgan Chase & Co.	3.882%	7/24/38	37,770	43,164
	JPMorgan Chase & Co.	5.500%	10/15/40	25,084	34,146
[3]	JPMorgan Chase & Co.	3.109%	4/22/41	33,275	34,437
	JPMorgan Chase & Co.	5.600%	7/15/41	500	694
	JPMorgan Chase & Co.	2.525%	11/19/41	14,800	14,056
	JPMorgan Chase & Co.	5.400%	1/6/42	3,575	4,910
	JPMorgan Chase & Co.	3.157%	4/22/42	24,595	25,543
	JPMorgan Chase & Co.	5.625%	8/16/43	26,010	36,010
	JPMorgan Chase & Co.	4.850%	2/1/44	3,500	4,558
	JPMorgan Chase & Co.	4.950%	6/1/45	14,600	19,102
[3]	JPMorgan Chase & Co.	4.260%	2/22/48	25,500	30,746
[3]	JPMorgan Chase & Co.	4.032%	7/24/48	4,000	4,659
[3]	JPMorgan Chase & Co.	3.964%	11/15/48	55,200	64,204
[3]	JPMorgan Chase & Co.	3.897%	1/23/49	11,870	13,665
[3]	JPMorgan Chase & Co.	3.109%	4/22/51	39,000	39,788
	JPMorgan Chase & Co.	3.328%	4/22/52	37,900	39,923
	Kemper Corp.	4.350%	2/15/25	1,500	1,630
	Kemper Corp.	2.400%	9/30/30	5,000	4,955
[3]	KeyBank NA	3.375%	3/7/23	4,000	4,171
[3]	KeyBank NA	0.423%	1/3/24	8,000	7,999
[3]	KeyBank NA	3.300%	6/1/25	5,283	5,717
[3]	KeyBank NA	3.400%	5/20/26	2,895	3,146
[3]	KeyBank NA	6.950%	2/1/28	500	638
[3]	KeyCorp	4.150%	10/29/25	6,750	7,519
[3]	KeyCorp	4.100%	4/30/28	18,000	20,563
[3]	KeyCorp	2.550%	10/1/29	6,400	6,652
	Lazard Group LLC	3.750%	2/13/25	100	108
	Lazard Group LLC	3.625%	3/1/27	5,075	5,530
	Lazard Group LLC	4.500%	9/19/28	9,350	10,800
	Legg Mason Inc.	4.750%	3/15/26	4,501	5,160
	Legg Mason Inc.	5.625%	1/15/44	5,486	7,576
	Lincoln National Corp.	4.000%	9/1/23	3,200	3,410
	Lincoln National Corp.	3.350%	3/9/25	225	242
	Lincoln National Corp.	3.625%	12/12/26	9,925	10,915
	Lincoln National Corp.	3.800%	3/1/28	9,750	10,856
	Lincoln National Corp.	3.050%	1/15/30	9,625	10,258
	Lincoln National Corp.	3.400%	1/15/31	4,217	4,583
	Lincoln National Corp.	6.300%	10/9/37	4,150	5,849
	Lincoln National Corp.	7.000%	6/15/40	1,070	1,636
	Lincoln National Corp.	4.350%	3/1/48	4,100	4,882
	Lincoln National Corp.	4.375%	6/15/50	2,267	2,750
[3]	Lloyds Banking Group plc	2.858%	3/17/23	43,585	44,076
	Lloyds Banking Group plc	4.050%	8/16/23	34,800	37,057

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Lloyds Banking Group plc	2.907%	11/7/23	18,670	19,155
	Lloyds Banking Group plc	3.900%	3/12/24	28,500	30,639
	Lloyds Banking Group plc	0.695%	5/11/24	8,000	8,018
	Lloyds Banking Group plc	4.450%	5/8/25	7,067	7,844
[3]	Lloyds Banking Group plc	3.870%	7/9/25	14,000	15,092
	Lloyds Banking Group plc	4.582%	12/10/25	24,433	27,292
[3]	Lloyds Banking Group plc	2.438%	2/5/26	19,785	20,519
	Lloyds Banking Group plc	4.650%	3/24/26	25,864	29,071
	Lloyds Banking Group plc	3.750%	1/11/27	9,750	10,723
	Lloyds Banking Group plc	1.627%	5/11/27	10,000	9,990
	Lloyds Banking Group plc	4.375%	3/22/28	20,510	23,333
	Lloyds Banking Group plc	4.550%	8/16/28	4,150	4,776
[3]	Lloyds Banking Group plc	3.574%	11/7/28	21,225	23,111
	Lloyds Banking Group plc	5.300%	12/1/45	11,574	15,291
	Lloyds Banking Group plc	4.344%	1/9/48	9,525	11,218
	Loews Corp.	2.625%	5/15/23	9,675	9,972
	Loews Corp.	3.200%	5/15/30	6,500	6,975
	Loews Corp.	6.000%	2/1/35	7,025	9,473
	Loews Corp.	4.125%	5/15/43	4,315	5,077
	M&T Bank Corp.	3.550%	7/26/23	4,500	4,744
	Main Street Capital Corp.	3.000%	7/14/26	5,290	5,394
[3]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	7,425	7,888
[3]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	7,000	7,660
	Manulife Financial Corp.	4.150%	3/4/26	8,850	9,899
	Manulife Financial Corp.	2.484%	5/19/27	6,000	6,285
[3]	Manulife Financial Corp.	4.061%	2/24/32	13,925	15,260
	Manulife Financial Corp.	5.375%	3/4/46	8,075	11,333
	Markel Corp.	3.500%	11/1/27	6,175	6,751
	Markel Corp.	3.350%	9/17/29	2,555	2,771
	Markel Corp.	5.000%	4/5/46	4,650	5,983
	Markel Corp.	4.300%	11/1/47	2,200	2,588
	Markel Corp.	5.000%	5/20/49	5,941	7,656
	Markel Corp.	4.150%	9/17/50	620	718
	Markel Corp.	3.450%	5/7/52	7,400	7,686
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	8,212	8,524
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	17,595	18,916
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	5,600	5,977
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	4,225	4,548
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	5,150	5,668
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	18,390	21,356
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	13,910	13,986
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	4,025	5,402
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	18,400	23,273
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	3,225	3,988
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	1,350	1,649
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	11,924	16,066
	Mastercard Inc.	2.000%	11/21/21	5,230	5,235
	Mastercard Inc.	3.375%	4/1/24	13,395	14,323
	Mastercard Inc.	2.000%	3/3/25	20,794	21,592
	Mastercard Inc.	2.950%	11/21/26	7,850	8,511
	Mastercard Inc.	3.300%	3/26/27	17,500	19,239
	Mastercard Inc.	3.500%	2/26/28	3,720	4,136
	Mastercard Inc.	2.950%	6/1/29	10,575	11,436
	Mastercard Inc.	3.350%	3/26/30	14,000	15,564
	Mastercard Inc.	1.900%	3/15/31	3,575	3,593
	Mastercard Inc.	3.800%	11/21/46	5,700	6,670
	Mastercard Inc.	3.950%	2/26/48	5,110	6,133
	Mastercard Inc.	3.650%	6/1/49	3,030	3,484

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mastercard Inc.	3.850%	3/26/50	18,706	22,308
	Mastercard Inc.	2.950%	3/15/51	7,000	7,232
	Mercury General Corp.	4.400%	3/15/27	3,265	3,686
[3]	MetLife Inc.	4.368%	9/15/23	3,275	3,522
	MetLife Inc.	3.600%	4/10/24	15,943	17,130
	MetLife Inc.	3.000%	3/1/25	8,475	9,030
	MetLife Inc.	3.600%	11/13/25	7,891	8,634
	MetLife Inc.	4.550%	3/23/30	22,524	26,767
	MetLife Inc.	6.375%	6/15/34	3,445	4,895
[3]	MetLife Inc.	6.400%	12/15/36	16,231	20,779
[3]	MetLife Inc.	10.750%	8/1/39	500	876
	MetLife Inc.	5.875%	2/6/41	12,142	17,339
	MetLife Inc.	4.125%	8/13/42	10,475	12,442
	MetLife Inc.	4.875%	11/13/43	10,919	14,326
	MetLife Inc.	4.721%	12/15/44	9,535	12,285
	MetLife Inc.	4.050%	3/1/45	1,835	2,186
[7]	Metropolitan Life Global Funding I	3.450%	12/18/26	1,080	1,187
	Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	11,625	11,748
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	22,750	23,033
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	12,780	13,332
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	20,000	21,197
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	3,000	3,118
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	28,300	30,109
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	14,800	15,590
[3]	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	15,000	15,067
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	16,045	16,575
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	11,160	12,139
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	500	503
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	652	720
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	30,337	32,062
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	8,619	9,511
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	42,480	46,352
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	18,650	20,914
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	4,870	5,523
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	10,000	11,128
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	29,225	31,290
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	13,855	14,202
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	13,200	12,961
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	10,000	9,912
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	9,100	10,890
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	750	882
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	16,450	18,507
	Mizuho Financial Group Inc.	3.549%	3/5/23	3,175	3,317
[3]	Mizuho Financial Group Inc.	0.849%	9/8/24	200	201
[3]	Mizuho Financial Group Inc.	3.922%	9/11/24	4,506	4,786
[3]	Mizuho Financial Group Inc.	2.839%	7/16/25	17,775	18,690
[3]	Mizuho Financial Group Inc.	2.555%	9/13/25	4,275	4,472
[3]	Mizuho Financial Group Inc.	2.226%	5/25/26	5,586	5,745
	Mizuho Financial Group Inc.	1.234%	5/22/27	20,000	19,681
	Mizuho Financial Group Inc.	1.554%	7/9/27	10,000	9,974
	Mizuho Financial Group Inc.	4.018%	3/5/28	14,250	16,065
[3]	Mizuho Financial Group Inc.	4.254%	9/11/29	5,600	6,374
[3]	Mizuho Financial Group Inc.	3.153%	7/16/30	17,200	18,281
[3]	Mizuho Financial Group Inc.	2.591%	5/25/31	5,000	5,075
[3]	Mizuho Financial Group Inc.	1.979%	9/8/31	21,902	21,149
	Mizuho Financial Group Inc.	2.172%	5/22/32	20,460	20,040
	Morgan Stanley	4.875%	11/1/22	16,525	17,313
[3]	Morgan Stanley	3.125%	1/23/23	25,025	25,910

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Morgan Stanley	4.100%	5/22/23	30,425	32,127
[3]	Morgan Stanley	0.560%	11/10/23	29,750	29,795
[3]	Morgan Stanley	0.529%	1/25/24	54,711	54,742
	Morgan Stanley	0.731%	4/5/24	18,075	18,136
[3]	Morgan Stanley	3.737%	4/24/24	8,446	8,863
[3]	Morgan Stanley	3.875%	4/29/24	26,540	28,635
[3]	Morgan Stanley	3.700%	10/23/24	26,815	29,088
[3]	Morgan Stanley	0.791%	1/22/25	57,500	57,537
	Morgan Stanley	0.790%	5/30/25	10,000	9,972
[3]	Morgan Stanley	2.720%	7/22/25	1,700	1,781
[3]	Morgan Stanley	4.000%	7/23/25	51,975	57,280
	Morgan Stanley	5.000%	11/24/25	50,940	58,207
[3]	Morgan Stanley	3.875%	1/27/26	45,564	50,362
[3]	Morgan Stanley	2.188%	4/28/26	9,400	9,706
[3]	Morgan Stanley	3.125%	7/27/26	52,700	56,719
[3]	Morgan Stanley	6.250%	8/9/26	15,996	19,497
[3]	Morgan Stanley	4.350%	9/8/26	40,070	45,185
	Morgan Stanley	0.985%	12/10/26	12,225	12,010
	Morgan Stanley	3.625%	1/20/27	27,278	30,066
	Morgan Stanley	3.950%	4/23/27	8,255	9,181
	Morgan Stanley	1.593%	5/4/27	22,265	22,329
[3]	Morgan Stanley	1.512%	7/20/27	17,900	17,816
[3]	Morgan Stanley	3.591%	7/22/28	44,833	49,255
[3]	Morgan Stanley	3.772%	1/24/29	2,725	3,017
[3]	Morgan Stanley	4.431%	1/23/30	11,000	12,692
[3]	Morgan Stanley	2.699%	1/22/31	14,555	15,048
[3]	Morgan Stanley	3.622%	4/1/31	131,400	144,839
[3]	Morgan Stanley	1.794%	2/13/32	40,000	38,079
	Morgan Stanley	7.250%	4/1/32	8,000	11,613
[3]	Morgan Stanley	1.928%	4/28/32	13,850	13,295
[3]	Morgan Stanley	2.239%	7/21/32	20,000	19,660
	Morgan Stanley	2.484%	9/16/36	30,000	29,344
[3]	Morgan Stanley	3.971%	7/22/38	4,600	5,293
	Morgan Stanley	3.217%	4/22/42	18,000	18,820
	Morgan Stanley	6.375%	7/24/42	29,625	45,070
	Morgan Stanley	4.300%	1/27/45	37,144	45,292
	Morgan Stanley	4.375%	1/22/47	225	280
[3]	Morgan Stanley	5.597%	3/24/51	22,386	33,210
[3]	Morgan Stanley	2.802%	1/25/52	34,075	33,024
	MUFG Americas Holdings Corp.	3.000%	2/10/25	3,700	3,924
[3]	MUFG Union Bank NA	2.100%	12/9/22	19,290	19,667
[3]	Munich Re America Corp.	7.450%	12/15/26	1,200	1,547
	Nasdaq Inc.	4.250%	6/1/24	4,325	4,687
	Nasdaq Inc.	3.850%	6/30/26	4,350	4,829
	Nasdaq Inc.	1.650%	1/15/31	6,450	6,079
	Nasdaq Inc.	2.500%	12/21/40	9,500	8,748
	Nasdaq Inc.	3.250%	4/28/50	3,288	3,297
	National Australia Bank Ltd.	3.700%	11/4/21	6,000	6,018
	National Australia Bank Ltd.	1.875%	12/13/22	4,816	4,909
	National Australia Bank Ltd.	3.000%	1/20/23	3,200	3,312
	National Australia Bank Ltd.	3.375%	1/14/26	3,350	3,668
[3]	National Australia Bank Ltd.	2.500%	7/12/26	22,310	23,646
[3]	National Bank of Canada	2.100%	2/1/23	13,165	13,459
[3]	National Bank of Canada	0.550%	11/15/24	7,000	6,983
[7]	Nationwide Building Society	3.900%	7/21/25	2,000	2,198
[3]	Nationwide Financial Services Inc.	6.750%	5/15/37	750	931
	NatWest Group plc	3.875%	9/12/23	32,180	34,132
	NatWest Group plc	6.000%	12/19/23	4,530	5,019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NatWest Group plc	5.125%	5/28/24	10,893	12,000
[3]	NatWest Group plc	4.519%	6/25/24	22,000	23,417
[3]	NatWest Group plc	4.269%	3/22/25	16,500	17,806
	NatWest Group plc	4.800%	4/5/26	1,700	1,932
[3]	NatWest Group plc	3.073%	5/22/28	33,871	35,939
[3]	NatWest Group plc	4.892%	5/18/29	15,800	18,374
[3]	NatWest Group plc	3.754%	11/1/29	2,825	3,013
[3]	NatWest Group plc	5.076%	1/27/30	30,500	36,011
[3]	NatWest Group plc	4.445%	5/8/30	2,155	2,467
[3]	NatWest Group plc	3.032%	11/28/35	5,000	5,008
	Nomura Holdings Inc.	2.648%	1/16/25	400	417
	Nomura Holdings Inc.	1.851%	7/16/25	13,300	13,479
	Nomura Holdings Inc.	1.653%	7/14/26	12,000	11,949
	Nomura Holdings Inc.	2.172%	7/14/28	10,000	9,916
	Nomura Holdings Inc.	3.103%	1/16/30	22,365	23,302
	Nomura Holdings Inc.	2.608%	7/14/31	6,975	6,943
	Northern Trust Corp.	3.950%	10/30/25	8,750	9,766
	Northern Trust Corp.	3.650%	8/3/28	3,425	3,847
	Northern Trust Corp.	3.150%	5/3/29	4,200	4,584
[3]	Northern Trust Corp.	3.375%	5/8/32	4,950	5,327
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	2,000	2,094
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	4,900	4,919
	Old Republic International Corp.	4.875%	10/1/24	5,266	5,848
	Old Republic International Corp.	3.875%	8/26/26	4,560	5,049
	Old Republic International Corp.	3.850%	6/11/51	9,000	9,750
	ORIX Corp.	3.250%	12/4/24	2,000	2,142
	ORIX Corp.	3.700%	7/18/27	8,150	9,023
	ORIX Corp.	2.250%	3/9/31	9,000	8,995
	Owl Rock Capital Corp.	5.250%	4/15/24	1,000	1,090
	Owl Rock Capital Corp.	4.000%	3/30/25	4,725	4,994
	Owl Rock Capital Corp.	3.750%	7/22/25	10,347	10,889
	Owl Rock Capital Corp.	4.250%	1/15/26	6,816	7,316
	Owl Rock Capital Corp.	3.400%	7/15/26	8,000	8,331
	Owl Rock Capital Corp.	2.625%	1/15/27	9,900	9,902
	Owl Rock Capital Corp.	2.875%	6/11/28	2,000	1,995
	Owl Rock Technology Finance Corp.	2.500%	1/15/27	3,000	3,014
	PartnerRe Finance B LLC	3.700%	7/2/29	4,600	5,071
	PartnerRe Finance B LLC	4.500%	10/1/50	2,000	2,103
	People's United Bank NA	4.000%	7/15/24	3,000	3,204
	People's United Financial Inc.	3.650%	12/6/22	5,695	5,857
[3]	PNC Bank NA	2.550%	12/9/21	17,100	17,139
[3]	PNC Bank NA	2.625%	2/17/22	20,800	20,946
[3]	PNC Bank NA	2.700%	11/1/22	16,088	16,475
[3]	PNC Bank NA	2.028%	12/9/22	6,440	6,460
[3]	PNC Bank NA	2.950%	1/30/23	4,500	4,643
[3]	PNC Bank NA	3.300%	10/30/24	3,850	4,146
[3]	PNC Bank NA	2.950%	2/23/25	5,750	6,116
[3]	PNC Bank NA	3.250%	6/1/25	14,133	15,238
[3]	PNC Bank NA	4.200%	11/1/25	9,374	10,499
[3]	PNC Bank NA	3.100%	10/25/27	275	300
[3]	PNC Bank NA	3.250%	1/22/28	10,775	11,805
[3]	PNC Bank NA	4.050%	7/26/28	13,750	15,659
[3]	PNC Bank NA	2.700%	10/22/29	3,500	3,668
	PNC Financial Services Group Inc.	2.854%	11/9/22	5,300	5,450
	PNC Financial Services Group Inc.	3.500%	1/23/24	17,328	18,434
	PNC Financial Services Group Inc.	3.900%	4/29/24	21,223	22,871
	PNC Financial Services Group Inc.	2.600%	7/23/26	10,000	10,622
	PNC Financial Services Group Inc.	3.150%	5/19/27	19,075	20,839

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PNC Financial Services Group Inc.	3.450%	4/23/29	13,400	14,839
	PNC Financial Services Group Inc.	2.550%	1/22/30	16,955	17,634
	PNC Financial Services Group Inc.	2.307%	4/23/32	12,800	12,961
	Principal Financial Group Inc.	3.400%	5/15/25	9,000	9,671
	Principal Financial Group Inc.	3.100%	11/15/26	18,485	19,875
	Principal Financial Group Inc.	3.700%	5/15/29	3,000	3,350
	Principal Financial Group Inc.	2.125%	6/15/30	6,000	5,943
	Principal Financial Group Inc.	6.050%	10/15/36	425	594
	Principal Financial Group Inc.	4.625%	9/15/42	3,000	3,736
	Principal Financial Group Inc.	4.350%	5/15/43	4,960	5,986
	Principal Financial Group Inc.	4.300%	11/15/46	3,219	3,898
	Progressive Corp.	6.625%	3/1/29	2,150	2,810
	Progressive Corp.	3.200%	3/26/30	7,617	8,305
	Progressive Corp.	4.350%	4/25/44	3,219	3,995
	Progressive Corp.	4.125%	4/15/47	10,509	12,762
	Progressive Corp.	4.200%	3/15/48	4,196	5,155
	Progressive Corp.	3.950%	3/26/50	12,359	14,756
	Prospect Capital Corp.	5.875%	3/15/23	98	104
	Prospect Capital Corp.	3.706%	1/22/26	10,000	10,294
[3]	Prudential Financial Inc.	3.878%	3/27/28	4,025	4,556
[3]	Prudential Financial Inc.	2.100%	3/10/30	2,000	2,023
[3]	Prudential Financial Inc.	5.750%	7/15/33	2,630	3,438
[3]	Prudential Financial Inc.	5.700%	12/14/36	4,720	6,389
[3]	Prudential Financial Inc.	6.625%	12/1/37	3,250	4,746
[3]	Prudential Financial Inc.	3.000%	3/10/40	5,830	5,981
[3]	Prudential Financial Inc.	6.625%	6/21/40	8,020	12,066
[3]	Prudential Financial Inc.	6.200%	11/15/40	1,065	1,463
[3]	Prudential Financial Inc.	5.625%	6/15/43	15,725	16,713
[3]	Prudential Financial Inc.	5.100%	8/15/43	2,775	3,315
[3]	Prudential Financial Inc.	5.200%	3/15/44	7,875	8,486
[3]	Prudential Financial Inc.	4.600%	5/15/44	5,600	7,045
[3]	Prudential Financial Inc.	5.375%	5/15/45	4,850	5,363
[3]	Prudential Financial Inc.	4.500%	9/15/47	1,500	1,623
	Prudential Financial Inc.	3.905%	12/7/47	26,333	30,659
[3]	Prudential Financial Inc.	4.418%	3/27/48	250	313
[3]	Prudential Financial Inc.	5.700%	9/15/48	3,000	3,501
	Prudential Financial Inc.	3.935%	12/7/49	14,404	16,937
[3]	Prudential Financial Inc.	3.700%	10/1/50	7,000	7,335
[3]	Prudential Financial Inc.	3.700%	3/13/51	8,700	9,941
	Prudential plc	3.125%	4/14/30	13,340	14,384
	Raymond James Financial Inc.	4.650%	4/1/30	19,795	23,472
	Raymond James Financial Inc.	4.950%	7/15/46	11,055	14,251
	Raymond James Financial Inc.	3.750%	4/1/51	13,000	14,468
[3]	Regions Bank	6.450%	6/26/37	1,514	2,150
	Regions Financial Corp.	2.250%	5/18/25	8,100	8,416
	Regions Financial Corp.	1.800%	8/12/28	4,000	3,955
	Regions Financial Corp.	7.375%	12/10/37	7,000	10,649
[3]	Reinsurance Group of America Inc.	4.700%	9/15/23	1,500	1,614
	Reinsurance Group of America Inc.	3.950%	9/15/26	1,500	1,658
	Reinsurance Group of America Inc.	3.900%	5/15/29	8,350	9,309
	Reinsurance Group of America Inc.	3.150%	6/15/30	4,300	4,570
	RenaissanceRe Finance Inc.	3.700%	4/1/25	2,500	2,694
	RenaissanceRe Finance Inc.	3.450%	7/1/27	3,525	3,836
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	1,020	1,115
[3]	Royal Bank of Canada	2.750%	2/1/22	13,000	13,109
[3]	Royal Bank of Canada	2.800%	4/29/22	24,000	24,355
[3]	Royal Bank of Canada	1.950%	1/17/23	7,745	7,910
[3]	Royal Bank of Canada	1.600%	4/17/23	17,392	17,731

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Royal Bank of Canada	3.700%	10/5/23	8,800	9,367
[3]	Royal Bank of Canada	0.425%	1/19/24	11,625	11,576
[3]	Royal Bank of Canada	2.550%	7/16/24	7,800	8,188
	Royal Bank of Canada	0.650%	7/29/24	10,000	9,973
[3]	Royal Bank of Canada	2.250%	11/1/24	35,000	36,543
[3]	Royal Bank of Canada	1.150%	6/10/25	18,645	18,682
[3]	Royal Bank of Canada	0.875%	1/20/26	12,800	12,600
[3]	Royal Bank of Canada	4.650%	1/27/26	6,400	7,258
	Royal Bank of Canada	1.200%	4/27/26	10,000	9,941
	Santander Holdings USA Inc.	3.400%	1/18/23	11,400	11,787
	Santander Holdings USA Inc.	3.500%	6/7/24	5,000	5,312
	Santander Holdings USA Inc.	4.500%	7/17/25	18,500	20,378
	Santander Holdings USA Inc.	3.244%	10/5/26	24,818	26,514
	Santander Holdings USA Inc.	4.400%	7/13/27	37,150	41,725
	Santander UK Group Holdings plc	3.571%	1/10/23	7,000	7,059
[3]	Santander UK Group Holdings plc	3.373%	1/5/24	7,300	7,545
	Santander UK Group Holdings plc	1.089%	3/15/25	25,370	25,419
[3]	Santander UK Group Holdings plc	1.532%	8/21/26	10,000	9,983
[3]	Santander UK Group Holdings plc	3.823%	11/3/28	4,000	4,373
	Santander UK Group Holdings plc	2.896%	3/15/32	8,000	8,159
	Santander UK plc	2.100%	1/13/23	12,696	12,980
	Santander UK plc	4.000%	3/13/24	14,850	16,033
	Santander UK plc	2.875%	6/18/24	3,997	4,221
	Selective Insurance Group Inc.	5.375%	3/1/49	2,735	3,502
[3]	Signature Bank	4.000%	10/15/30	2,000	2,145
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	2,800	2,982
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	711	719
	Skandinaviska Enskilda Banken AB	2.800%	3/11/22	12,500	12,638
[7]	Societe Generale SA	3.000%	1/22/30	2,000	2,069
	Sompo International Holdings Ltd.	4.700%	10/15/22	5,375	5,590
[7]	Standard Chartered plc	4.644%	4/1/31	2,000	2,305
	State Street Corp.	3.100%	5/15/23	19,007	19,863
	State Street Corp.	3.700%	11/20/23	373	400
[3]	State Street Corp.	3.776%	12/3/24	5,800	6,217
	State Street Corp.	3.300%	12/16/24	5,000	5,411
	State Street Corp.	3.550%	8/18/25	24,325	26,669
[3]	State Street Corp.	2.354%	11/1/25	15,115	15,807
	State Street Corp.	2.901%	3/30/26	2,000	2,122
	State Street Corp.	2.650%	5/19/26	14,355	15,287
[3]	State Street Corp.	4.141%	12/3/29	2,250	2,627
	State Street Corp.	2.400%	1/24/30	16,130	16,706
	State Street Corp.	2.200%	3/3/31	5,000	4,988
[3]	State Street Corp.	3.031%	11/1/34	4,850	5,115
	Stifel Financial Corp.	4.250%	7/18/24	9,738	10,604
	Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	550	569
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	5,350	5,688
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	5,875	6,317
[3]	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	9,400	10,062
[3]	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	2,609	2,844
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	8,950	8,959
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	8,000	8,210
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	7,300	7,556
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	10,000	10,588
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	7,262	7,765
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	10,000	9,964
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	41,428	43,472
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	33,700	35,218
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	4,715	4,896

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	10,000	10,074
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	9,577	9,418
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	20,330	22,422
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	17,900	18,840
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	10,175	10,092
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	16,425	17,612
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	2,000	2,185
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	5,350	5,850
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	14,400	15,807
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	8,775	9,861
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	12,600	12,464
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	3,575	4,104
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	25,415	26,901
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	14,400	15,163
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	13,600	14,079
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	7,955	8,259
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	19,585	19,336
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	5,000	4,766
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	4,000	3,938
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	5,000	4,599
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	10,000	9,742
	SVB Financial Group	3.500%	1/29/25	3,611	3,876
	SVB Financial Group	2.100%	5/15/28	2,820	2,848
	SVB Financial Group	3.125%	6/5/30	3,000	3,209
	SVB Financial Group	1.800%	2/2/31	7,700	7,398
	Swiss Re America Holding Corp.	7.000%	2/15/26	2,175	2,691
	Synchrony Financial	4.375%	3/19/24	1,625	1,753
	Synchrony Financial	4.250%	8/15/24	2,350	2,540
	Synchrony Financial	4.500%	7/23/25	18,295	20,196
	Synchrony Financial	3.700%	8/4/26	4,325	4,691
	Synchrony Financial	3.950%	12/1/27	7,065	7,794
	Synchrony Financial	5.150%	3/19/29	10,630	12,457
[3]	Synovus Bank	2.289%	2/10/23	1,750	1,758
	Synovus Financial Corp.	3.125%	11/1/22	2,775	2,834
	TD Ameritrade Holding Corp.	2.950%	4/1/22	10,775	10,869
[3]	Toronto-Dominion Bank	1.900%	12/1/22	10,700	10,900
[3]	Toronto-Dominion Bank	0.250%	1/6/23	12,550	12,545
[3]	Toronto-Dominion Bank	0.750%	6/12/23	27,545	27,718
[3]	Toronto-Dominion Bank	3.500%	7/19/23	7,036	7,429
	Toronto-Dominion Bank	0.550%	3/4/24	15,000	14,962
[3]	Toronto-Dominion Bank	3.250%	3/11/24	19,900	21,143
[3]	Toronto-Dominion Bank	2.650%	6/12/24	7,500	7,892
[3]	Toronto-Dominion Bank	1.150%	6/12/25	12,000	12,030
[3]	Toronto-Dominion Bank	0.750%	9/11/25	8,000	7,903
[3]	Toronto-Dominion Bank	0.750%	1/6/26	8,350	8,209
[3]	Toronto-Dominion Bank	1.250%	9/10/26	2,475	2,458
[3]	Toronto-Dominion Bank	2.000%	9/10/31	10,000	9,829
[3]	Toronto-Dominion Bank	3.625%	9/15/31	6,400	7,020
	Transatlantic Holdings Inc.	8.000%	11/30/39	4,125	6,362
	Travelers Cos. Inc.	6.750%	6/20/36	1,125	1,684
[3]	Travelers Cos. Inc.	6.250%	6/15/37	8,380	12,171
	Travelers Cos. Inc.	5.350%	11/1/40	5,390	7,452
	Travelers Cos. Inc.	4.600%	8/1/43	2,068	2,658
	Travelers Cos. Inc.	4.300%	8/25/45	1,250	1,563
	Travelers Cos. Inc.	3.750%	5/15/46	12,285	14,177
	Travelers Cos. Inc.	4.000%	5/30/47	14,952	17,989
	Travelers Cos. Inc.	4.100%	3/4/49	1,680	2,057
	Travelers Cos. Inc.	2.550%	4/27/50	7,280	6,935

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Travelers Cos. Inc.	3.050%	6/8/51	9,900	10,348
	Travelers Property Casualty Corp.	6.375%	3/15/33	535	751
	Trinity Acquisition plc	4.400%	3/15/26	6,788	7,581
[3]	Truist Bank	3.000%	2/2/23	6,675	6,898
[3]	Truist Bank	2.750%	5/1/23	2,150	2,228
[3]	Truist Bank	3.200%	4/1/24	49,615	52,707
[3]	Truist Bank	3.689%	8/2/24	8,900	9,429
[3]	Truist Bank	2.150%	12/6/24	10,310	10,747
[3]	Truist Bank	1.500%	3/10/25	400	407
[3]	Truist Bank	3.625%	9/16/25	9,909	10,816
[3]	Truist Bank	4.050%	11/3/25	14,588	16,248
[3]	Truist Bank	3.300%	5/15/26	8,024	8,745
[3]	Truist Bank	3.800%	10/30/26	3,450	3,835
[3]	Truist Bank	2.636%	9/17/29	250	261
[3]	Truist Bank	2.250%	3/11/30	16,444	16,559
[3]	Truist Financial Corp.	2.750%	4/1/22	7,000	7,073
[3]	Truist Financial Corp.	3.750%	12/6/23	4,100	4,381
[3]	Truist Financial Corp.	2.500%	8/1/24	12,525	13,167
[3]	Truist Financial Corp.	2.850%	10/26/24	19,544	20,787
	Truist Financial Corp.	4.000%	5/1/25	9,092	9,999
[3]	Truist Financial Corp.	3.700%	6/5/25	15,098	16,523
[3]	Truist Financial Corp.	1.200%	8/5/25	6,451	6,502
[3]	Truist Financial Corp.	1.267%	3/2/27	9,270	9,228
[3]	Truist Financial Corp.	1.125%	8/3/27	19,085	18,652
[3]	Truist Financial Corp.	3.875%	3/19/29	6,609	7,462
[3]	Truist Financial Corp.	1.887%	6/7/29	2,425	2,425
[3]	Truist Financial Corp.	1.950%	6/5/30	6,643	6,652
[7]	UBS Group AG	3.126%	8/13/30	3,955	4,203
	Unum Group	4.000%	3/15/24	3,300	3,539
	Unum Group	4.000%	6/15/29	2,000	2,220
	Unum Group	5.750%	8/15/42	6,143	7,682
	Unum Group	4.500%	12/15/49	4,839	5,161
	Unum Group	4.125%	6/15/51	7,000	7,087
[3]	US Bancorp	3.000%	3/15/22	4,225	4,269
[3]	US Bancorp	3.700%	1/30/24	13,050	13,953
	US Bancorp	3.375%	2/5/24	11,500	12,219
	US Bancorp	2.400%	7/30/24	13,750	14,413
[3]	US Bancorp	3.600%	9/11/24	2,490	2,696
	US Bancorp	1.450%	5/12/25	8,400	8,537
[3]	US Bancorp	3.950%	11/17/25	17,746	19,767
[3]	US Bancorp	3.100%	4/27/26	4,450	4,805
[3]	US Bancorp	2.375%	7/22/26	17,025	17,969
[3]	US Bancorp	3.150%	4/27/27	11,275	12,286
[3]	US Bancorp	3.900%	4/26/28	4,475	5,091
[3]	US Bancorp	3.000%	7/30/29	9,425	10,106
[3]	US Bancorp	1.375%	7/22/30	8,575	8,175
[3]	US Bank NA	3.450%	11/16/21	3,700	3,709
	US Bank NA	1.950%	1/9/23	10,950	11,166
[3]	US Bank NA	2.850%	1/23/23	4,625	4,770
[3]	US Bank NA	3.400%	7/24/23	7,825	8,242
[3]	US Bank NA	2.050%	1/21/25	8,000	8,302
[3]	US Bank NA	2.800%	1/27/25	23,016	24,383
	Visa Inc.	2.800%	12/14/22	16,775	17,218
	Visa Inc.	3.150%	12/14/25	49,932	54,161
	Visa Inc.	1.900%	4/15/27	15,925	16,443
	Visa Inc.	0.750%	8/15/27	7,500	7,308
	Visa Inc.	2.750%	9/15/27	10,550	11,361
	Visa Inc.	2.050%	4/15/30	19,205	19,528

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Visa Inc.	1.100%	2/15/31	8,200	7,677
	Visa Inc.	4.150%	12/14/35	18,730	22,570
	Visa Inc.	2.700%	4/15/40	11,951	12,178
	Visa Inc.	4.300%	12/14/45	34,660	43,548
	Visa Inc.	3.650%	9/15/47	6,950	7,992
	Visa Inc.	2.000%	8/15/50	16,869	14,587
	Voya Financial Inc.	3.125%	7/15/24	11,284	11,963
	Voya Financial Inc.	3.650%	6/15/26	3,050	3,348
	Voya Financial Inc.	5.700%	7/15/43	4,550	6,253
	Voya Financial Inc.	4.800%	6/15/46	1,935	2,444
[3]	Voya Financial Inc.	4.700%	1/23/48	12,000	12,609
	W R Berkley Corp.	6.250%	2/15/37	150	196
	W R Berkley Corp.	4.750%	8/1/44	3,280	4,102
	W R Berkley Corp.	4.000%	5/12/50	4,000	4,600
	W R Berkley Corp.	3.550%	3/30/52	8,000	8,518
	W R Berkley Corp.	3.150%	9/30/61	4,000	3,863
	Wachovia Corp.	6.605%	10/1/25	1,150	1,374
	Wachovia Corp.	7.500%	4/15/35	500	738
	Wachovia Corp.	5.500%	8/1/35	5,725	7,384
	Wachovia Corp.	6.550%	10/15/35	250	341
[3]	Wells Fargo & Co.	3.450%	2/13/23	23,387	24,356
	Wells Fargo & Co.	4.125%	8/15/23	26,812	28,577
	Wells Fargo & Co.	4.480%	1/16/24	6,800	7,371
[3]	Wells Fargo & Co.	3.750%	1/24/24	24,710	26,409
[3]	Wells Fargo & Co.	1.654%	6/2/24	52,875	53,924
[3]	Wells Fargo & Co.	3.000%	2/19/25	12,000	12,723
[3]	Wells Fargo & Co.	3.550%	9/29/25	12,672	13,795
[3]	Wells Fargo & Co.	2.406%	10/30/25	56,150	58,488
[3]	Wells Fargo & Co.	2.164%	2/11/26	40,526	41,828
	Wells Fargo & Co.	3.000%	4/22/26	54,060	58,019
[3]	Wells Fargo & Co.	2.188%	4/30/26	10,000	10,325
[3]	Wells Fargo & Co.	4.100%	6/3/26	27,600	30,748
	Wells Fargo & Co.	3.000%	10/23/26	35,748	38,293
[3]	Wells Fargo & Co.	3.196%	6/17/27	20,000	21,476
[3]	Wells Fargo & Co.	4.300%	7/22/27	2,625	2,979
[3]	Wells Fargo & Co.	3.584%	5/22/28	879	964
[3]	Wells Fargo & Co.	2.393%	6/2/28	18,480	19,060
[3]	Wells Fargo & Co.	4.150%	1/24/29	2,705	3,071
[3]	Wells Fargo & Co.	2.879%	10/30/30	9,511	9,948
[3]	Wells Fargo & Co.	2.572%	2/11/31	8,855	9,031
[3]	Wells Fargo & Co.	4.478%	4/4/31	108,605	126,677
[3]	Wells Fargo & Co.	5.950%	12/15/36	2,025	2,751
[3]	Wells Fargo & Co.	3.068%	4/30/41	65,950	67,880
	Wells Fargo & Co.	5.375%	11/2/43	31,354	41,566
	Wells Fargo & Co.	5.606%	1/15/44	17,195	23,404
[3]	Wells Fargo & Co.	4.650%	11/4/44	32,218	39,246
	Wells Fargo & Co.	3.900%	5/1/45	13,742	16,028
[3]	Wells Fargo & Co.	4.900%	11/17/45	20,371	25,646
[3]	Wells Fargo & Co.	4.400%	6/14/46	7,400	8,810
[3]	Wells Fargo & Co.	4.750%	12/7/46	17,941	22,443
[3]	Wells Fargo & Co.	5.013%	4/4/51	69,163	93,106
	Wells Fargo Bank NA	5.950%	8/26/36	3,700	5,019
[3]	Wells Fargo Bank NA	5.850%	2/1/37	11,275	15,293
[3]	Wells Fargo Bank NA	6.600%	1/15/38	10,645	15,472
	Western Union Co.	2.850%	1/10/25	5,025	5,270
	Western Union Co.	1.350%	3/15/26	6,000	5,916
	Western Union Co.	2.750%	3/15/31	4,000	3,998
	Western Union Co.	6.200%	11/17/36	5,140	6,548

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Western Union Co.	6.200%	6/21/40	1,430	1,808
	Westpac Banking Corp.	2.750%	1/11/23	9,900	10,210
	Westpac Banking Corp.	2.000%	1/13/23	9,500	9,707
	Westpac Banking Corp.	3.650%	5/15/23	7,400	7,798
	Westpac Banking Corp.	3.300%	2/26/24	2,250	2,396
[7]	Westpac Banking Corp.	2.000%	1/16/25	200	208
	Westpac Banking Corp.	2.350%	2/19/25	6,208	6,492
	Westpac Banking Corp.	2.850%	5/13/26	38,397	41,337
	Westpac Banking Corp.	2.700%	8/19/26	16,621	17,808
	Westpac Banking Corp.	3.350%	3/8/27	11,900	13,074
	Westpac Banking Corp.	3.400%	1/25/28	150	166
	Westpac Banking Corp.	2.650%	1/16/30	9,250	9,829
[3]	Westpac Banking Corp.	2.894%	2/4/30	31,225	32,333
[3]	Westpac Banking Corp.	4.322%	11/23/31	21,460	23,675
	Westpac Banking Corp.	4.110%	7/24/34	9,021	9,799
	Westpac Banking Corp.	2.668%	11/15/35	20,000	19,578
	Westpac Banking Corp.	4.421%	7/24/39	125	147
	Westpac Banking Corp.	2.963%	11/16/40	23,750	23,428
	Willis North America Inc.	3.600%	5/15/24	5,910	6,302
	Willis North America Inc.	4.500%	9/15/28	5,800	6,627
	Willis North America Inc.	2.950%	9/15/29	4,753	4,967
	Willis North America Inc.	5.050%	9/15/48	5,093	6,554
	Willis North America Inc.	3.875%	9/15/49	8,925	9,906
	XLIT Ltd.	4.450%	3/31/25	2,150	2,385
	XLIT Ltd.	5.250%	12/15/43	4,850	6,693
	XLIT Ltd.	5.500%	3/31/45	4,350	6,004
	Zions Bancorp NA	3.250%	10/29/29	3,090	3,212
					19,748,812
Health Care (3.2%)
	Abbott Laboratories	3.400%	11/30/23	14,185	15,006
	Abbott Laboratories	2.950%	3/15/25	13,868	14,772
	Abbott Laboratories	3.875%	9/15/25	12,146	13,416
	Abbott Laboratories	3.750%	11/30/26	15,486	17,366
	Abbott Laboratories	1.150%	1/30/28	6,500	6,373
	Abbott Laboratories	1.400%	6/30/30	4,000	3,854
	Abbott Laboratories	4.750%	11/30/36	22,460	28,593
	Abbott Laboratories	6.150%	11/30/37	3,830	5,583
	Abbott Laboratories	6.000%	4/1/39	950	1,382
	Abbott Laboratories	5.300%	5/27/40	1,951	2,676
	Abbott Laboratories	4.750%	4/15/43	4,425	5,777
	Abbott Laboratories	4.900%	11/30/46	42,572	57,630
	AbbVie Inc.	3.250%	10/1/22	31,214	31,893
	AbbVie Inc.	2.900%	11/6/22	36,362	37,345
	AbbVie Inc.	3.200%	11/6/22	26,491	27,176
	AbbVie Inc.	2.300%	11/21/22	26,825	27,399
	AbbVie Inc.	2.800%	3/15/23	650	668
	AbbVie Inc.	2.850%	5/14/23	13,825	14,302
	AbbVie Inc.	3.750%	11/14/23	13,300	14,165
	AbbVie Inc.	3.850%	6/15/24	17,975	19,333
	AbbVie Inc.	2.600%	11/21/24	31,465	33,075
	AbbVie Inc.	3.800%	3/15/25	33,973	36,906
	AbbVie Inc.	3.600%	5/14/25	34,698	37,562
	AbbVie Inc.	3.200%	5/14/26	17,230	18,573
	AbbVie Inc.	2.950%	11/21/26	32,215	34,519
	AbbVie Inc.	4.250%	11/14/28	5,945	6,811
	AbbVie Inc.	3.200%	11/21/29	70,593	76,068
	AbbVie Inc.	4.550%	3/15/35	15,987	19,120
	AbbVie Inc.	4.500%	5/14/35	24,825	29,675

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AbbVie Inc.	4.300%	5/14/36	16,275	19,165
	AbbVie Inc.	4.050%	11/21/39	57,357	65,886
	AbbVie Inc.	4.625%	10/1/42	7,810	9,428
	AbbVie Inc.	4.400%	11/6/42	20,693	24,708
	AbbVie Inc.	4.850%	6/15/44	18,816	23,624
	AbbVie Inc.	4.750%	3/15/45	9,083	11,296
	AbbVie Inc.	4.700%	5/14/45	38,543	47,577
	AbbVie Inc.	4.450%	5/14/46	25,578	30,761
	AbbVie Inc.	4.875%	11/14/48	5,041	6,461
	AbbVie Inc.	4.250%	11/21/49	73,604	87,146
	Adventist Health System	2.952%	3/1/29	4,420	4,632
	Adventist Health System	3.630%	3/1/49	4,995	5,468
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	2,300	2,589
[3]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	775	783
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	4,050	5,048
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	3,275	3,601
[3]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	3,100	3,200
	Aetna Inc.	2.750%	11/15/22	10,160	10,370
	Aetna Inc.	2.800%	6/15/23	14,700	15,223
	Aetna Inc.	3.500%	11/15/24	6,500	6,989
	Aetna Inc.	6.625%	6/15/36	5,400	7,763
	Aetna Inc.	6.750%	12/15/37	5,500	8,037
	Aetna Inc.	4.500%	5/15/42	4,325	5,161
	Aetna Inc.	4.125%	11/15/42	9,025	10,292
	Aetna Inc.	4.750%	3/15/44	3,520	4,353
	Aetna Inc.	3.875%	8/15/47	19,727	21,877
	Agilent Technologies Inc.	3.875%	7/15/23	3,975	4,192
	Agilent Technologies Inc.	3.050%	9/22/26	6,700	7,197
	Agilent Technologies Inc.	2.750%	9/15/29	1,000	1,045
	Agilent Technologies Inc.	2.100%	6/4/30	3,175	3,141
	Agilent Technologies Inc.	2.300%	3/12/31	10,000	10,039
	AHS Hospital Corp.	5.024%	7/1/45	3,300	4,458
[3]	AHS Hospital Corp.	2.780%	7/1/51	5,000	4,876
[3]	Allina Health System	3.887%	4/15/49	3,750	4,357
	AmerisourceBergen Corp.	0.737%	3/15/23	4,000	4,006
	AmerisourceBergen Corp.	3.400%	5/15/24	17,375	18,419
	AmerisourceBergen Corp.	3.250%	3/1/25	5,725	6,099
	AmerisourceBergen Corp.	3.450%	12/15/27	6,525	7,121
	AmerisourceBergen Corp.	2.800%	5/15/30	7,250	7,516
	AmerisourceBergen Corp.	2.700%	3/15/31	10,700	10,932
	AmerisourceBergen Corp.	4.250%	3/1/45	7,132	8,244
	AmerisourceBergen Corp.	4.300%	12/15/47	7,675	8,892
	Amgen Inc.	2.250%	8/19/23	2,100	2,167
	Amgen Inc.	3.625%	5/22/24	17,688	18,944
	Amgen Inc.	1.900%	2/21/25	6,855	7,049
	Amgen Inc.	3.125%	5/1/25	3,100	3,308
	Amgen Inc.	2.600%	8/19/26	21,425	22,634
	Amgen Inc.	2.200%	2/21/27	16,307	16,862
	Amgen Inc.	3.200%	11/2/27	4,430	4,819
	Amgen Inc.	1.650%	8/15/28	16,000	15,717
	Amgen Inc.	2.450%	2/21/30	10,955	11,195
	Amgen Inc.	2.300%	2/25/31	14,172	14,207
	Amgen Inc.	2.000%	1/15/32	12,975	12,510
	Amgen Inc.	3.150%	2/21/40	24,544	25,019
	Amgen Inc.	2.800%	8/15/41	19,975	19,321
	Amgen Inc.	4.950%	10/1/41	10,860	13,715
	Amgen Inc.	5.150%	11/15/41	3,478	4,448
	Amgen Inc.	4.400%	5/1/45	28,705	34,406

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amgen Inc.	4.563%	6/15/48	5,023	6,207
	Amgen Inc.	3.375%	2/21/50	29,625	30,647
	Amgen Inc.	4.663%	6/15/51	41,193	51,999
	Amgen Inc.	3.000%	1/15/52	25,144	24,281
	Amgen Inc.	2.770%	9/1/53	6,693	6,199
	Anthem Inc.	2.950%	12/1/22	6,500	6,681
	Anthem Inc.	3.300%	1/15/23	11,621	12,055
	Anthem Inc.	3.500%	8/15/24	15,182	16,262
	Anthem Inc.	3.350%	12/1/24	8,272	8,879
	Anthem Inc.	2.375%	1/15/25	6,000	6,253
	Anthem Inc.	3.650%	12/1/27	31,571	35,041
	Anthem Inc.	4.101%	3/1/28	9,466	10,704
	Anthem Inc.	2.875%	9/15/29	6,955	7,323
	Anthem Inc.	2.250%	5/15/30	30,808	30,848
	Anthem Inc.	2.550%	3/15/31	12,034	12,368
	Anthem Inc.	5.950%	12/15/34	1	1
	Anthem Inc.	5.850%	1/15/36	1,200	1,606
	Anthem Inc.	6.375%	6/15/37	5,865	8,287
	Anthem Inc.	4.625%	5/15/42	9,815	12,030
	Anthem Inc.	4.650%	1/15/43	10,195	12,540
	Anthem Inc.	5.100%	1/15/44	10,855	14,054
	Anthem Inc.	4.650%	8/15/44	9,592	11,828
	Anthem Inc.	4.375%	12/1/47	14,777	17,796
	Anthem Inc.	4.550%	3/1/48	5,240	6,449
	Anthem Inc.	3.125%	5/15/50	17,675	17,890
	Anthem Inc.	3.600%	3/15/51	8,100	8,846
	Anthem Inc.	4.850%	8/15/54	2,720	3,434
[3]	Ascension Health	2.532%	11/15/29	12,426	13,024
[3]	Ascension Health	3.106%	11/15/39	9,450	10,128
	Ascension Health	3.945%	11/15/46	8,010	9,710
[3]	Ascension Health	4.847%	11/15/53	6,500	9,239
	AstraZeneca Finance LLC	0.700%	5/28/24	13,110	13,128
	AstraZeneca Finance LLC	1.200%	5/28/26	5,000	5,000
	AstraZeneca Finance LLC	1.750%	5/28/28	13,000	13,077
	AstraZeneca Finance LLC	2.250%	5/28/31	10,000	10,162
	AstraZeneca plc	0.300%	5/26/23	10,125	10,122
	AstraZeneca plc	3.500%	8/17/23	12,260	12,949
	AstraZeneca plc	3.375%	11/16/25	21,737	23,704
	AstraZeneca plc	0.700%	4/8/26	13,105	12,821
	AstraZeneca plc	4.000%	1/17/29	5,400	6,167
	AstraZeneca plc	1.375%	8/6/30	16,361	15,571
	AstraZeneca plc	6.450%	9/15/37	24,447	36,171
	AstraZeneca plc	4.000%	9/18/42	11,275	13,382
	AstraZeneca plc	4.375%	11/16/45	10,900	13,755
	AstraZeneca plc	4.375%	8/17/48	4,800	6,078
	AstraZeneca plc	2.125%	8/6/50	7,700	6,660
	AstraZeneca plc	3.000%	5/28/51	17,090	17,615
	Banner Health	2.338%	1/1/30	5,000	5,111
	Banner Health	1.897%	1/1/31	1,000	988
[3]	Banner Health	3.181%	1/1/50	3,420	3,609
	Banner Health	2.913%	1/1/51	3,150	3,143
[3]	Baptist Health South Florida Obligated Group	3.115%	11/15/71	2,950	2,832
[3]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	5,250	5,599
	Baxalta Inc.	3.600%	6/23/22	3,605	3,668
	Baxalta Inc.	4.000%	6/23/25	8,678	9,497
	Baxalta Inc.	5.250%	6/23/45	4,188	5,601

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Baxter International Inc.	2.600%	8/15/26	2,789	2,946
	Baxter International Inc.	3.950%	4/1/30	6,025	6,828
	Baxter International Inc.	1.730%	4/1/31	9,375	8,991
	Baxter International Inc.	3.500%	8/15/46	5,725	6,124
[3]	BayCare Health System Inc.	3.831%	11/15/50	1,500	1,792
[3]	Baylor Scott & White Holdings	1.777%	11/15/30	3,310	3,241
	Baylor Scott & White Holdings	4.185%	11/15/45	4,355	5,365
[3]	Baylor Scott & White Holdings	2.839%	11/15/50	10,475	10,372
	Becton Dickinson & Co.	3.363%	6/6/24	7,278	7,737
	Becton Dickinson & Co.	3.734%	12/15/24	3,684	3,983
	Becton Dickinson & Co.	3.700%	6/6/27	20,860	23,063
	Becton Dickinson & Co.	2.823%	5/20/30	13,840	14,487
	Becton Dickinson & Co.	1.957%	2/11/31	10,000	9,726
	Becton Dickinson & Co.	4.875%	5/15/44	940	1,098
	Becton Dickinson & Co.	4.685%	12/15/44	9,915	12,305
	Becton Dickinson & Co.	4.669%	6/6/47	13,895	17,302
	Becton Dickinson & Co.	3.794%	5/20/50	5,000	5,568
	Biogen Inc.	4.050%	9/15/25	24,320	26,834
	Biogen Inc.	2.250%	5/1/30	24,575	24,411
	Biogen Inc.	3.150%	5/1/50	13,909	13,358
[7]	Biogen Inc.	3.250%	2/15/51	15,464	15,135
[3]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	3,443	3,760
[3]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	2,725	2,707
[3]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	3,250	3,386
	Boston Scientific Corp.	3.450%	3/1/24	8,370	8,882
	Boston Scientific Corp.	3.850%	5/15/25	5,075	5,553
	Boston Scientific Corp.	1.900%	6/1/25	5,700	5,843
	Boston Scientific Corp.	3.750%	3/1/26	26,753	29,386
	Boston Scientific Corp.	4.000%	3/1/29	15,115	17,130
	Boston Scientific Corp.	2.650%	6/1/30	9,425	9,733
	Boston Scientific Corp.	7.000%	11/15/35	5,295	7,487
	Boston Scientific Corp.	4.550%	3/1/39	8,175	9,929
	Boston Scientific Corp.	7.375%	1/15/40	1,150	1,803
	Boston Scientific Corp.	4.700%	3/1/49	17,045	21,726
	Bristol-Myers Squibb Co.	2.750%	2/15/23	9,365	9,655
	Bristol-Myers Squibb Co.	3.250%	11/1/23	4,250	4,506
	Bristol-Myers Squibb Co.	0.537%	11/13/23	12,964	12,966
	Bristol-Myers Squibb Co.	2.900%	7/26/24	51,635	54,828
	Bristol-Myers Squibb Co.	3.875%	8/15/25	43,749	48,224
	Bristol-Myers Squibb Co.	0.750%	11/13/25	8,500	8,414
	Bristol-Myers Squibb Co.	3.200%	6/15/26	52,602	57,351
	Bristol-Myers Squibb Co.	1.125%	11/13/27	6,810	6,709
	Bristol-Myers Squibb Co.	3.450%	11/15/27	15,341	17,028
	Bristol-Myers Squibb Co.	3.900%	2/20/28	21,583	24,403
	Bristol-Myers Squibb Co.	3.400%	7/26/29	40,212	44,565
	Bristol-Myers Squibb Co.	1.450%	11/13/30	7,000	6,707
	Bristol-Myers Squibb Co.	4.125%	6/15/39	20,175	24,100
	Bristol-Myers Squibb Co.	2.350%	11/13/40	7,200	6,837
	Bristol-Myers Squibb Co.	3.250%	8/1/42	10,865	11,733
	Bristol-Myers Squibb Co.	4.625%	5/15/44	6,014	7,747
	Bristol-Myers Squibb Co.	5.000%	8/15/45	13,948	18,745
	Bristol-Myers Squibb Co.	4.350%	11/15/47	13,950	17,371
	Bristol-Myers Squibb Co.	4.550%	2/20/48	20,598	26,427
	Bristol-Myers Squibb Co.	4.250%	10/26/49	43,580	54,073
	Bristol-Myers Squibb Co.	2.550%	11/13/50	13,500	12,728
	Cardinal Health Inc.	3.200%	3/15/23	4,450	4,625
	Cardinal Health Inc.	3.079%	6/15/24	4,312	4,555
	Cardinal Health Inc.	3.500%	11/15/24	4,000	4,280

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cardinal Health Inc.	3.750%	9/15/25	1,975	2,149
	Cardinal Health Inc.	3.410%	6/15/27	4,520	4,923
	Cardinal Health Inc.	4.600%	3/15/43	4,150	4,823
	Cardinal Health Inc.	4.500%	11/15/44	3,275	3,707
	Cardinal Health Inc.	4.900%	9/15/45	4,080	4,868
	Cardinal Health Inc.	4.368%	6/15/47	4,950	5,571
[3]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	5,900	6,122
	Children's Health System of Texas	2.511%	8/15/50	4,150	3,848
[3]	Children's Hospital	2.928%	7/15/50	4,575	4,494
[3]	Children's Hospital Corp.	4.115%	1/1/47	1,575	1,988
[3]	Children's Hospital Corp.	2.585%	2/1/50	2,000	1,911
	Children's Hospital Medical Center	4.268%	5/15/44	1,050	1,313
[3]	Children's Hospital of Philadelphia	2.704%	7/1/50	4,125	4,003
[3]	CHRISTUS Health	4.341%	7/1/28	5,100	5,817
[3]	Cigna Corp.	3.050%	11/30/22	5,500	5,656
[3]	Cigna Corp.	3.000%	7/15/23	14,000	14,584
	Cigna Corp.	3.750%	7/15/23	8,438	8,918
[3]	Cigna Corp.	3.500%	6/15/24	6,330	6,761
[3]	Cigna Corp.	3.250%	4/15/25	21,352	22,826
	Cigna Corp.	4.125%	11/15/25	3,160	3,510
[3]	Cigna Corp.	4.500%	2/25/26	19,300	21,749
	Cigna Corp.	1.250%	3/15/26	7,500	7,481
[3]	Cigna Corp.	3.400%	3/1/27	22,690	24,766
[3]	Cigna Corp.	7.875%	5/15/27	362	483
	Cigna Corp.	4.375%	10/15/28	19,071	22,040
	Cigna Corp.	2.400%	3/15/30	32,670	33,220
	Cigna Corp.	2.375%	3/15/31	17,410	17,577
	Cigna Corp.	4.800%	8/15/38	26,555	32,499
	Cigna Corp.	3.200%	3/15/40	10,600	10,865
[3]	Cigna Corp.	6.125%	11/15/41	4,034	5,685
[3]	Cigna Corp.	5.375%	2/15/42	550	684
[3]	Cigna Corp.	4.800%	7/15/46	13,715	17,079
[3]	Cigna Corp.	3.875%	10/15/47	17,904	19,796
	Cigna Corp.	4.900%	12/15/48	19,015	24,269
	Cigna Corp.	3.400%	3/15/50	29,105	30,074
	Cigna Corp.	3.400%	3/15/51	12,500	12,916
[3]	City of Hope	5.623%	11/15/43	2,000	2,883
[3]	City of Hope	4.378%	8/15/48	7,375	9,137
	CommonSpirit Health	2.950%	11/1/22	3,225	3,310
	CommonSpirit Health	2.760%	10/1/24	5,000	5,260
	CommonSpirit Health	1.547%	10/1/25	3,285	3,301
	CommonSpirit Health	3.347%	10/1/29	7,925	8,515
	CommonSpirit Health	2.782%	10/1/30	3,375	3,475
[3]	CommonSpirit Health	4.350%	11/1/42	9,635	11,034
	CommonSpirit Health	3.817%	10/1/49	6,270	6,943
	CommonSpirit Health	4.187%	10/1/49	10,300	11,748
	CommonSpirit Health	3.910%	10/1/50	4,615	5,043
[3]	Community Health Network Inc.	3.099%	5/1/50	8,250	8,139
[3]	Cottage Health Obligated Group	3.304%	11/1/49	5,210	5,537
	CVS Health Corp.	2.750%	12/1/22	10,490	10,720
	CVS Health Corp.	4.750%	12/1/22	9,000	9,353
	CVS Health Corp.	3.700%	3/9/23	35,063	36,616
	CVS Health Corp.	3.375%	8/12/24	16,365	17,461
	CVS Health Corp.	3.875%	7/20/25	39,564	43,324
	CVS Health Corp.	2.875%	6/1/26	18,860	20,091
	CVS Health Corp.	3.000%	8/15/26	7,000	7,514
	CVS Health Corp.	3.625%	4/1/27	6,100	6,729

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CVS Health Corp.	1.300%	8/21/27	27,339	26,909
	CVS Health Corp.	4.300%	3/25/28	29,923	34,121
	CVS Health Corp.	3.250%	8/15/29	34,630	37,238
	CVS Health Corp.	3.750%	4/1/30	18,347	20,388
	CVS Health Corp.	1.750%	8/21/30	26,925	25,820
	CVS Health Corp.	1.875%	2/28/31	10,000	9,648
	CVS Health Corp.	2.125%	9/15/31	15,000	14,731
	CVS Health Corp.	4.875%	7/20/35	8,475	10,263
	CVS Health Corp.	4.780%	3/25/38	60,600	74,176
	CVS Health Corp.	6.125%	9/15/39	4,950	6,846
	CVS Health Corp.	4.125%	4/1/40	18,475	21,212
	CVS Health Corp.	2.700%	8/21/40	11,350	10,872
	CVS Health Corp.	5.300%	12/5/43	11,043	14,507
	CVS Health Corp.	5.125%	7/20/45	28,835	37,141
	CVS Health Corp.	5.050%	3/25/48	84,730	109,268
	CVS Health Corp.	4.250%	4/1/50	6,900	8,163
	Danaher Corp.	3.350%	9/15/25	4,300	4,665
	Danaher Corp.	4.375%	9/15/45	5,975	7,379
	Danaher Corp.	2.600%	10/1/50	7,850	7,477
[3]	Dartmouth-Hitchcock Health	4.178%	8/1/48	3,100	3,636
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	6,500	6,922
	DH Europe Finance II Sarl	2.050%	11/15/22	11,115	11,327
	DH Europe Finance II Sarl	2.200%	11/15/24	9,727	10,125
	DH Europe Finance II Sarl	2.600%	11/15/29	12,000	12,513
	DH Europe Finance II Sarl	3.250%	11/15/39	9,480	10,126
	Dignity Health	3.125%	11/1/22	950	974
	Dignity Health	3.812%	11/1/24	5,150	5,528
	Dignity Health	4.500%	11/1/42	6,000	7,099
	Dignity Health	5.267%	11/1/64	1,075	1,459
[3]	Duke University Health System Inc.	3.920%	6/1/47	4,800	5,711
	Edwards Lifesciences Corp.	4.300%	6/15/28	4,750	5,442
	Eli Lilly & Co.	2.350%	5/15/22	6,533	6,620
	Eli Lilly & Co.	2.750%	6/1/25	3,158	3,343
	Eli Lilly & Co.	3.375%	3/15/29	4,782	5,307
	Eli Lilly & Co.	3.950%	3/15/49	14,628	17,796
	Eli Lilly & Co.	2.250%	5/15/50	9,237	8,359
	Eli Lilly & Co.	2.500%	9/15/60	9,700	8,935
[3]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	2,000	2,278
	Gilead Sciences Inc.	2.500%	9/1/23	17,775	18,434
	Gilead Sciences Inc.	0.750%	9/29/23	8,000	8,001
	Gilead Sciences Inc.	3.700%	4/1/24	6,216	6,643
	Gilead Sciences Inc.	3.500%	2/1/25	3,809	4,099
	Gilead Sciences Inc.	3.650%	3/1/26	24,046	26,337
	Gilead Sciences Inc.	2.950%	3/1/27	15,100	16,228
	Gilead Sciences Inc.	1.200%	10/1/27	4,500	4,399
	Gilead Sciences Inc.	1.650%	10/1/30	6,000	5,767
	Gilead Sciences Inc.	4.600%	9/1/35	9,394	11,389
	Gilead Sciences Inc.	4.000%	9/1/36	6,425	7,389
	Gilead Sciences Inc.	2.600%	10/1/40	4,000	3,808
	Gilead Sciences Inc.	5.650%	12/1/41	8,810	12,092
	Gilead Sciences Inc.	4.800%	4/1/44	18,011	22,635
	Gilead Sciences Inc.	4.500%	2/1/45	15,075	18,298
	Gilead Sciences Inc.	4.750%	3/1/46	25,937	32,579
	Gilead Sciences Inc.	4.150%	3/1/47	7,317	8,572
	Gilead Sciences Inc.	2.800%	10/1/50	26,150	24,778
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	4,956	5,135
	GlaxoSmithKline Capital Inc.	3.375%	5/15/23	11,925	12,508

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	21,892	23,914
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	24,150	27,339
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	3,400	4,508
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	24,939	36,807
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	4,250	5,187
	GlaxoSmithKline Capital plc	0.534%	10/1/23	7,750	7,763
	GlaxoSmithKline Capital plc	3.000%	6/1/24	5,500	5,832
[3]	Hackensack Meridian Health Inc.	2.675%	9/1/41	4,900	4,860
	Hackensack Meridian Health Inc.	4.211%	7/1/48	4,000	4,894
[3]	Hackensack Meridian Health Inc.	2.875%	9/1/50	5,625	5,587
	Hackensack Meridian Health Inc.	4.500%	7/1/57	2,100	2,801
[3]	Hartford HealthCare Corp.	3.447%	7/1/54	3,705	3,857
	HCA Inc.	4.750%	5/1/23	11,816	12,557
	HCA Inc.	5.000%	3/15/24	18,690	20,500
	HCA Inc.	5.250%	4/15/25	18,743	21,242
	HCA Inc.	5.250%	6/15/26	22,577	25,910
	HCA Inc.	4.500%	2/15/27	3,975	4,475
	HCA Inc.	4.125%	6/15/29	21,024	23,487
	HCA Inc.	2.375%	7/15/31	10,000	9,831
	HCA Inc.	5.125%	6/15/39	11,085	13,693
	HCA Inc.	5.500%	6/15/47	30,650	39,577
	HCA Inc.	5.250%	6/15/49	6,500	8,247
	HCA Inc.	3.500%	7/15/51	19,670	19,513
	Humana Inc.	3.150%	12/1/22	4,825	4,948
	Humana Inc.	0.650%	8/3/23	10,000	10,006
	Humana Inc.	3.850%	10/1/24	21,575	23,330
	Humana Inc.	4.500%	4/1/25	4,105	4,551
	Humana Inc.	1.350%	2/3/27	5,745	5,665
	Humana Inc.	3.950%	3/15/27	4,450	4,959
	Humana Inc.	3.125%	8/15/29	4,600	4,903
	Humana Inc.	4.875%	4/1/30	6,150	7,320
	Humana Inc.	2.150%	2/3/32	15,800	15,426
	Humana Inc.	4.625%	12/1/42	4,730	5,805
	Humana Inc.	4.950%	10/1/44	6,205	7,972
	Humana Inc.	4.800%	3/15/47	3,120	3,929
	Humana Inc.	3.950%	8/15/49	981	1,120
	IHC Health Services Inc.	4.131%	5/15/48	3,500	4,365
	Illumina Inc.	0.550%	3/23/23	1,800	1,800
	Illumina Inc.	2.550%	3/23/31	5,000	5,046
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	5,950	7,169
[3]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	3,350	3,404
[3]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	6,000	6,738
[3]	Iowa Health System	3.665%	2/15/50	5,000	5,586
	Johns Hopkins Health System Corp.	3.837%	5/15/46	3,925	4,543
	Johnson & Johnson	2.050%	3/1/23	5,969	6,107
	Johnson & Johnson	6.730%	11/15/23	1,203	1,362
	Johnson & Johnson	3.375%	12/5/23	6,875	7,336
	Johnson & Johnson	2.625%	1/15/25	12,418	13,124
	Johnson & Johnson	0.550%	9/1/25	10,325	10,191
	Johnson & Johnson	2.450%	3/1/26	37,425	39,665
	Johnson & Johnson	2.950%	3/3/27	8,550	9,300
	Johnson & Johnson	0.950%	9/1/27	6,475	6,374
	Johnson & Johnson	2.900%	1/15/28	12,537	13,563
	Johnson & Johnson	6.950%	9/1/29	2,650	3,670
	Johnson & Johnson	1.300%	9/1/30	12,790	12,335
	Johnson & Johnson	4.950%	5/15/33	6,100	7,915

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Johnson & Johnson	4.375%	12/5/33	13,079	16,126
	Johnson & Johnson	3.550%	3/1/36	8,500	9,791
	Johnson & Johnson	3.625%	3/3/37	18,356	21,152
	Johnson & Johnson	5.950%	8/15/37	5,039	7,302
	Johnson & Johnson	3.400%	1/15/38	8,000	9,034
	Johnson & Johnson	5.850%	7/15/38	3,797	5,494
	Johnson & Johnson	2.100%	9/1/40	14,435	13,626
	Johnson & Johnson	4.500%	9/1/40	5,000	6,433
	Johnson & Johnson	4.850%	5/15/41	825	1,090
	Johnson & Johnson	4.500%	12/5/43	11,620	15,119
	Johnson & Johnson	3.700%	3/1/46	19,372	22,714
	Johnson & Johnson	3.750%	3/3/47	7,150	8,496
	Johnson & Johnson	3.500%	1/15/48	6,699	7,705
	Johnson & Johnson	2.250%	9/1/50	7,982	7,392
	Johnson & Johnson	2.450%	9/1/60	5,950	5,553
	Kaiser Foundation Hospitals	3.500%	4/1/22	1,835	1,863
	Kaiser Foundation Hospitals	3.150%	5/1/27	4,900	5,327
[3]	Kaiser Foundation Hospitals	2.810%	6/1/41	7,000	7,108
	Kaiser Foundation Hospitals	4.875%	4/1/42	6,050	8,035
	Kaiser Foundation Hospitals	4.150%	5/1/47	12,400	15,131
[3]	Kaiser Foundation Hospitals	3.266%	11/1/49	10,150	10,833
[3]	Kaiser Foundation Hospitals	3.002%	6/1/51	7,000	7,149
	Koninklijke Philips NV	6.875%	3/11/38	4,600	6,855
	Koninklijke Philips NV	5.000%	3/15/42	12,775	16,546
	Laboratory Corp. of America Holdings	4.000%	11/1/23	2,550	2,705
	Laboratory Corp. of America Holdings	3.250%	9/1/24	10,265	10,928
	Laboratory Corp. of America Holdings	2.300%	12/1/24	5,625	5,857
	Laboratory Corp. of America Holdings	3.600%	2/1/25	15,186	16,322
	Laboratory Corp. of America Holdings	1.550%	6/1/26	2,400	2,405
	Laboratory Corp. of America Holdings	3.600%	9/1/27	5,275	5,794
	Laboratory Corp. of America Holdings	2.950%	12/1/29	5,775	6,091
	Laboratory Corp. of America Holdings	2.700%	6/1/31	5,000	5,104
	Laboratory Corp. of America Holdings	4.700%	2/1/45	8,760	10,667
[3]	Mass General Brigham Inc.	3.765%	7/1/48	1,000	1,151
[3]	Mass General Brigham Inc.	3.192%	7/1/49	3,275	3,446
[3]	Mass General Brigham Inc.	4.117%	7/1/55	2,550	3,118
[3]	Mass General Brigham Inc.	3.342%	7/1/60	10,400	11,101
[3]	Mayo Clinic	3.774%	11/15/43	5,150	5,975
[3]	Mayo Clinic	4.000%	11/15/47	1,875	2,275
[3]	Mayo Clinic	4.128%	11/15/52	1,150	1,444
[3]	Mayo Clinic	3.196%	11/15/61	6,500	6,904
	McKesson Corp.	2.700%	12/15/22	11,300	11,548
	McKesson Corp.	2.850%	3/15/23	1,500	1,543
	McKesson Corp.	3.796%	3/15/24	364	389
	McKesson Corp.	0.900%	12/3/25	14,700	14,482
[3]	McLaren Health Care Corp.	4.386%	5/15/48	3,583	4,490
[3]	MedStar Health Inc.	3.626%	8/15/49	4,000	4,379
	Medtronic Inc.	3.500%	3/15/25	9,651	10,472
	Medtronic Inc.	4.375%	3/15/35	37,819	46,596
	Medtronic Inc.	4.625%	3/15/45	13,242	17,273
	Memorial Health Services	3.447%	11/1/49	5,000	5,527
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	700	942
[3]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	2,000	2,018
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	13,355	16,689
[3]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	1,700	2,156
	Merck & Co. Inc.	2.350%	2/10/22	11,034	11,118
	Merck & Co. Inc.	2.800%	5/18/23	15,925	16,549
	Merck & Co. Inc.	2.900%	3/7/24	6,750	7,114

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Merck & Co. Inc.	2.750%	2/10/25	23,921	25,318
	Merck & Co. Inc.	0.750%	2/24/26	14,970	14,777
	Merck & Co. Inc.	3.400%	3/7/29	15,470	17,130
	Merck & Co. Inc.	1.450%	6/24/30	5,282	5,112
	Merck & Co. Inc.	6.500%	12/1/33	5,650	8,275
	Merck & Co. Inc.	3.900%	3/7/39	14,469	16,899
	Merck & Co. Inc.	2.350%	6/24/40	16,054	15,301
	Merck & Co. Inc.	3.600%	9/15/42	8,670	9,795
	Merck & Co. Inc.	4.150%	5/18/43	14,489	17,621
	Merck & Co. Inc.	3.700%	2/10/45	27,584	31,435
	Merck & Co. Inc.	4.000%	3/7/49	6,248	7,489
	Merck & Co. Inc.	2.450%	6/24/50	11,075	10,295
[3]	Mercy Health	4.302%	7/1/28	1,750	2,003
[3]	Methodist Hospital	2.705%	12/1/50	4,600	4,439
[3]	MidMichigan Health	3.409%	6/1/50	2,875	3,102
[3]	Montefiore Obligated Group	5.246%	11/1/48	6,800	7,908
	Montefiore Obligated Group	4.287%	9/1/50	810	835
[3]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	2,650	3,028
[3]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	5,100	5,591
[3]	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	6,200	6,425
	MultiCare Health System	2.803%	8/15/50	2,250	2,227
[7]	Mylan Inc.	3.125%	1/15/23	325	336
	Mylan Inc.	4.200%	11/29/23	8,205	8,734
	Mylan Inc.	4.550%	4/15/28	3,538	4,034
	Mylan Inc.	5.400%	11/29/43	4,970	6,167
	Mylan Inc.	5.200%	4/15/48	5,775	7,066
	New York & Presbyterian Hospital	2.256%	8/1/40	2,475	2,305
	New York & Presbyterian Hospital	4.024%	8/1/45	4,390	5,347
	New York & Presbyterian Hospital	4.063%	8/1/56	4,575	5,733
	New York & Presbyterian Hospital	2.606%	8/1/60	1,925	1,788
[3]	New York & Presbyterian Hospital	3.954%	8/1/19	6,435	7,537
	Northwell Healthcare Inc.	3.979%	11/1/46	7,770	8,747
	Northwell Healthcare Inc.	4.260%	11/1/47	8,325	9,790
	Northwell Healthcare Inc.	3.809%	11/1/49	4,195	4,673
	Novant Health Inc.	2.637%	11/1/36	7,000	7,083
	Novant Health Inc.	3.168%	11/1/51	11,000	11,451
	Novant Health Inc.	3.318%	11/1/61	8,425	8,893
	Novartis Capital Corp.	3.400%	5/6/24	15,653	16,785
	Novartis Capital Corp.	1.750%	2/14/25	9,685	9,953
	Novartis Capital Corp.	3.000%	11/20/25	10,077	10,835
	Novartis Capital Corp.	2.000%	2/14/27	5,000	5,168
	Novartis Capital Corp.	3.100%	5/17/27	10,875	11,850
	Novartis Capital Corp.	2.200%	8/14/30	18,485	18,964
	Novartis Capital Corp.	3.700%	9/21/42	5,175	5,953
	Novartis Capital Corp.	4.400%	5/6/44	15,218	19,452
	Novartis Capital Corp.	4.000%	11/20/45	14,011	16,900
	Novartis Capital Corp.	2.750%	8/14/50	10,815	10,886
[3]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	3,210	2,999
[3]	NYU Langone Hospitals	5.750%	7/1/43	3,100	4,367
	NYU Langone Hospitals	4.784%	7/1/44	3,425	4,358
[3]	NYU Langone Hospitals	4.368%	7/1/47	4,775	5,656
[3]	NYU Langone Hospitals	3.380%	7/1/55	7,245	7,497
	Ochsner Clinic Foundation	5.897%	5/15/45	275	388
[3]	OhioHealth Corp.	3.042%	11/15/50	3,025	3,141
	Orlando Health Obligated Group	4.089%	10/1/48	2,200	2,628
	Orlando Health Obligated Group	3.327%	10/1/50	2,750	2,907

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	PeaceHealth Obligated Group	1.375%	11/15/25	1,830	1,848
[3]	PeaceHealth Obligated Group	4.787%	11/15/48	3,300	4,436
[3]	PeaceHealth Obligated Group	3.218%	11/15/50	5,900	6,134
	PerkinElmer Inc.	0.550%	9/15/23	2,500	2,502
	PerkinElmer Inc.	0.850%	9/15/24	7,000	6,998
	PerkinElmer Inc.	1.900%	9/15/28	4,025	3,995
	PerkinElmer Inc.	3.300%	9/15/29	16,350	17,616
	PerkinElmer Inc.	2.550%	3/15/31	6,000	6,091
	PerkinElmer Inc.	2.250%	9/15/31	2,000	1,975
	PerkinElmer Inc.	3.625%	3/15/51	3,500	3,741
	Pfizer Inc.	3.000%	6/15/23	5,760	6,018
	Pfizer Inc.	3.200%	9/15/23	6,225	6,552
	Pfizer Inc.	2.950%	3/15/24	8,000	8,448
	Pfizer Inc.	3.400%	5/15/24	650	697
	Pfizer Inc.	0.800%	5/28/25	4,700	4,682
	Pfizer Inc.	2.750%	6/3/26	26,608	28,648
	Pfizer Inc.	3.000%	12/15/26	13,225	14,461
	Pfizer Inc.	3.600%	9/15/28	8,025	9,017
	Pfizer Inc.	3.450%	3/15/29	20,537	22,826
	Pfizer Inc.	2.625%	4/1/30	11,105	11,716
	Pfizer Inc.	1.700%	5/28/30	16,843	16,611
	Pfizer Inc.	1.750%	8/18/31	12,500	12,212
	Pfizer Inc.	4.000%	12/15/36	10,550	12,546
	Pfizer Inc.	4.100%	9/15/38	9,275	11,085
	Pfizer Inc.	3.900%	3/15/39	6,505	7,607
	Pfizer Inc.	7.200%	3/15/39	19,540	31,431
	Pfizer Inc.	2.550%	5/28/40	8,500	8,412
	Pfizer Inc.	5.600%	9/15/40	1,700	2,400
	Pfizer Inc.	4.300%	6/15/43	8,010	9,821
	Pfizer Inc.	4.400%	5/15/44	13,075	16,354
	Pfizer Inc.	4.125%	12/15/46	11,900	14,497
	Pfizer Inc.	4.200%	9/15/48	13,152	16,294
	Pfizer Inc.	4.000%	3/15/49	5,660	6,843
	Pfizer Inc.	2.700%	5/28/50	17,775	17,510
	Pharmacia LLC	6.600%	12/1/28	5,248	6,971
[3]	Piedmont Healthcare Inc.	2.044%	1/1/32	3,000	2,946
[3]	Piedmont Healthcare Inc.	2.719%	1/1/42	1,950	1,910
	Piedmont Healthcare Inc.	2.864%	1/1/52	4,000	3,884
[3]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	1,250	1,326
[3]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	6,900	7,183
[3]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	3,125	3,554
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	4,200	4,940
	Quest Diagnostics Inc.	4.250%	4/1/24	3,300	3,554
	Quest Diagnostics Inc.	3.500%	3/30/25	1,250	1,346
	Quest Diagnostics Inc.	3.450%	6/1/26	16,379	17,812
	Quest Diagnostics Inc.	4.200%	6/30/29	2,790	3,187
	Quest Diagnostics Inc.	2.950%	6/30/30	10,245	10,822
	Quest Diagnostics Inc.	2.800%	6/30/31	4,550	4,749
	Quest Diagnostics Inc.	5.750%	1/30/40	876	1,106
	Quest Diagnostics Inc.	4.700%	3/30/45	2,050	2,519
[3]	Rady Children's Hospital-San Diego	3.154%	8/15/51	4,000	4,219
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	11,875	11,285
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	8,755	8,082
	Royalty Pharma plc	0.750%	9/2/23	13,087	13,129

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Royalty Pharma plc	1.200%	9/2/25	15,375	15,268
	Royalty Pharma plc	1.750%	9/2/27	12,850	12,790
	Royalty Pharma plc	2.200%	9/2/30	10,200	9,990
	Royalty Pharma plc	3.300%	9/2/40	13,175	13,168
	Royalty Pharma plc	3.550%	9/2/50	8,562	8,421
	Royalty Pharma plc	3.350%	9/2/51	6,650	6,305
[3]	Rush Obligated Group	3.922%	11/15/29	2,875	3,250
	RWJ Barnabas Health Inc.	3.949%	7/1/46	3,500	4,138
	RWJ Barnabas Health Inc.	3.477%	7/1/49	2,285	2,532
	Sanofi	3.375%	6/19/23	15,000	15,748
	Sanofi	3.625%	6/19/28	10,775	12,261
[3]	Seattle Children's Hospital	2.719%	10/1/50	5,000	4,861
[3]	Sharp HealthCare	2.680%	8/1/50	3,000	2,861
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	44,882	46,790
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	18,636	20,124
	Smith & Nephew plc	2.032%	10/14/30	9,235	9,002
[3]	Spectrum Health System Obligated Group	3.487%	7/15/49	2,855	3,177
[3]	SSM Health Care Corp.	3.688%	6/1/23	7,600	7,935
[3]	SSM Health Care Corp.	3.823%	6/1/27	3,600	4,024
[3]	Stanford Health Care	3.795%	11/15/48	5,075	5,960
	Stanford Health Care	3.027%	8/15/51	5,000	5,159
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/31	6,850	7,000
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	14,550	15,714
	Stryker Corp.	0.600%	12/1/23	1,750	1,750
	Stryker Corp.	3.375%	5/15/24	5,425	5,774
	Stryker Corp.	1.150%	6/15/25	3,400	3,428
	Stryker Corp.	3.375%	11/1/25	6,265	6,784
	Stryker Corp.	3.500%	3/15/26	8,747	9,541
	Stryker Corp.	3.650%	3/7/28	5,300	5,886
	Stryker Corp.	1.950%	6/15/30	8,350	8,243
	Stryker Corp.	4.100%	4/1/43	4,225	4,868
	Stryker Corp.	4.375%	5/15/44	6,830	8,290
	Stryker Corp.	4.625%	3/15/46	3,440	4,404
	Stryker Corp.	2.900%	6/15/50	9,525	9,502
[3]	Sutter Health	1.321%	8/15/25	3,035	3,043
[3]	Sutter Health	3.695%	8/15/28	3,025	3,367
[3]	Sutter Health	2.294%	8/15/30	6,325	6,359
[3]	Sutter Health	3.161%	8/15/40	4,125	4,276
[3]	Sutter Health	4.091%	8/15/48	4,400	5,227
[3]	Sutter Health	3.361%	8/15/50	5,500	5,779
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	25,050	26,994
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	33,800	40,331
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	30,382	29,916
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	14,000	14,175
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	25,925	26,334
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	16,079	16,902
	Texas Health Resources	2.328%	11/15/50	3,454	3,082
[3]	Texas Health Resources	4.330%	11/15/55	925	1,201
	Thermo Fisher Scientific Inc.	4.133%	3/25/25	10,573	11,638
	Thermo Fisher Scientific Inc.	3.650%	12/15/25	6,075	6,621
	Thermo Fisher Scientific Inc.	2.950%	9/19/26	15,142	16,270
	Thermo Fisher Scientific Inc.	3.200%	8/15/27	7,600	8,266
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	9,000	8,979
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	6,406	6,700
	Thermo Fisher Scientific Inc.	4.497%	3/25/30	10,095	11,931

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	14,365	14,070
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	15,000	14,958
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	4,390	6,040
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	4,600	5,578
[3]	Toledo Hospital	5.325%	11/15/28	2,935	3,329
	Toledo Hospital	5.750%	11/15/38	3,850	4,628
	Toledo Hospital	6.015%	11/15/48	3,950	4,694
[3]	Trinity Health Corp.	2.632%	12/1/40	2,500	2,443
	Trinity Health Corp.	4.125%	12/1/45	5,120	6,281
	UnitedHealth Group Inc.	2.875%	12/15/21	4,400	4,423
	UnitedHealth Group Inc.	2.375%	10/15/22	4,000	4,089
	UnitedHealth Group Inc.	2.750%	2/15/23	3,990	4,099
	UnitedHealth Group Inc.	2.875%	3/15/23	8,005	8,303
	UnitedHealth Group Inc.	3.500%	6/15/23	4,000	4,211
	UnitedHealth Group Inc.	2.375%	8/15/24	4,730	4,957
	UnitedHealth Group Inc.	3.750%	7/15/25	41,104	45,323
	UnitedHealth Group Inc.	3.700%	12/15/25	11,143	12,324
	UnitedHealth Group Inc.	1.250%	1/15/26	13,195	13,291
	UnitedHealth Group Inc.	3.100%	3/15/26	26,094	28,329
	UnitedHealth Group Inc.	1.150%	5/15/26	2,000	2,002
	UnitedHealth Group Inc.	3.450%	1/15/27	13,000	14,350
	UnitedHealth Group Inc.	3.875%	12/15/28	3,325	3,787
	UnitedHealth Group Inc.	2.875%	8/15/29	17,965	19,244
	UnitedHealth Group Inc.	2.000%	5/15/30	22,115	22,181
	UnitedHealth Group Inc.	2.300%	5/15/31	26,625	27,172
	UnitedHealth Group Inc.	5.800%	3/15/36	4,000	5,563
	UnitedHealth Group Inc.	6.500%	6/15/37	2,585	3,824
	UnitedHealth Group Inc.	6.625%	11/15/37	5,100	7,632
	UnitedHealth Group Inc.	6.875%	2/15/38	13,845	21,272
	UnitedHealth Group Inc.	3.500%	8/15/39	17,505	19,333
	UnitedHealth Group Inc.	2.750%	5/15/40	10,110	10,148
	UnitedHealth Group Inc.	5.950%	2/15/41	2,700	3,887
	UnitedHealth Group Inc.	3.050%	5/15/41	14,000	14,488
	UnitedHealth Group Inc.	4.375%	3/15/42	1,775	2,167
	UnitedHealth Group Inc.	3.950%	10/15/42	4,900	5,760
	UnitedHealth Group Inc.	4.250%	3/15/43	10,557	12,761
	UnitedHealth Group Inc.	4.750%	7/15/45	22,738	29,784
	UnitedHealth Group Inc.	4.200%	1/15/47	24,950	30,144
	UnitedHealth Group Inc.	4.250%	4/15/47	11,935	14,629
	UnitedHealth Group Inc.	3.750%	10/15/47	3,860	4,405
	UnitedHealth Group Inc.	4.250%	6/15/48	17,053	20,953
	UnitedHealth Group Inc.	4.450%	12/15/48	5,075	6,429
	UnitedHealth Group Inc.	3.700%	8/15/49	8,000	9,091
	UnitedHealth Group Inc.	2.900%	5/15/50	9,565	9,586
	UnitedHealth Group Inc.	3.250%	5/15/51	20,500	21,856
	UnitedHealth Group Inc.	3.875%	8/15/59	16,931	19,986
	UnitedHealth Group Inc.	3.125%	5/15/60	11,490	11,765
[7]	Universal Health Services Inc.	2.650%	10/15/30	8,200	8,257
[3]	UPMC	3.600%	4/3/25	5,000	5,383
	Utah Acquisition Sub Inc.	3.950%	6/15/26	19,103	21,040
	Utah Acquisition Sub Inc.	5.250%	6/15/46	15,450	18,898
[7]	Viatris Inc.	1.650%	6/22/25	6,500	6,567
[7]	Viatris Inc.	2.300%	6/22/27	14,000	14,300
[7]	Viatris Inc.	2.700%	6/22/30	20,500	20,696
[7]	Viatris Inc.	3.850%	6/22/40	16,100	17,269
[7]	Viatris Inc.	4.000%	6/22/50	35,408	37,635
[3]	West Virginia United Health System Obligated Group	3.129%	6/1/50	3,900	3,933

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Willis-Knighton Medical Center	4.813%	9/1/48	2,925	3,757
[3]	Willis-Knighton Medical Center	3.065%	3/1/51	7,900	7,873
	Wyeth LLC	7.250%	3/1/23	2,000	2,191
	Wyeth LLC	6.450%	2/1/24	10,991	12,469
	Wyeth LLC	6.500%	2/1/34	14,080	20,198
	Wyeth LLC	6.000%	2/15/36	6,845	9,678
	Wyeth LLC	5.950%	4/1/37	17,010	23,931
[3]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	4,075	3,773
	Zeneca Wilmington Inc.	7.000%	11/15/23	5,100	5,765
	Zimmer Biomet Holdings Inc.	3.150%	4/1/22	8,400	8,478
	Zimmer Biomet Holdings Inc.	3.700%	3/19/23	2,425	2,530
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	16,070	17,279
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	2,250	2,984
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	6,710	7,926
	Zoetis Inc.	3.250%	2/1/23	16,023	16,514
	Zoetis Inc.	4.500%	11/13/25	8,925	10,043
	Zoetis Inc.	3.000%	9/12/27	11,040	11,880
	Zoetis Inc.	3.900%	8/20/28	4,950	5,564
	Zoetis Inc.	2.000%	5/15/30	14,870	14,695
	Zoetis Inc.	4.700%	2/1/43	10,790	13,771
	Zoetis Inc.	3.950%	9/12/47	4,875	5,680
	Zoetis Inc.	4.450%	8/20/48	6,700	8,410
	Zoetis Inc.	3.000%	5/15/50	1,775	1,803
					7,982,777
Industrials (2.2%)
	3M Co.	1.750%	2/14/23	5,300	5,400
[3]	3M Co.	2.250%	3/15/23	2,050	2,104
[3]	3M Co.	3.250%	2/14/24	3,075	3,264
	3M Co.	2.000%	2/14/25	6,425	6,638
	3M Co.	2.650%	4/15/25	21,574	22,770
[3]	3M Co.	2.250%	9/19/26	21,512	22,575
[3]	3M Co.	3.625%	9/14/28	9,136	10,240
[3]	3M Co.	3.375%	3/1/29	8,725	9,615
	3M Co.	2.375%	8/26/29	10,425	10,799
	3M Co.	3.050%	4/15/30	5,000	5,401
[3]	3M Co.	3.875%	6/15/44	1,000	1,170
[3]	3M Co.	3.125%	9/19/46	11,425	11,802
[3]	3M Co.	3.625%	10/15/47	8,625	9,725
[3]	3M Co.	4.000%	9/14/48	7,550	9,007
	3M Co.	3.250%	8/26/49	8,000	8,512
	3M Co.	3.700%	4/15/50	6,465	7,404
	Acuity Brands Lighting Inc.	2.150%	12/15/30	3,875	3,768
	Allegion plc	3.500%	10/1/29	3,455	3,738
	Allegion US Holding Co. Inc.	3.200%	10/1/24	2,053	2,175
	Allegion US Holding Co. Inc.	3.550%	10/1/27	3,100	3,345
[3]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	776	803
[3]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	2,400	2,478
[3]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	4,218	4,262
[3]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	5,584	5,625
[3]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	2,188	2,280
[3]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	4,607	4,700

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	2,963	3,022
	Amphenol Corp.	2.050%	3/1/25	6,244	6,439
	Amphenol Corp.	4.350%	6/1/29	4,000	4,624
	Amphenol Corp.	2.800%	2/15/30	2,405	2,515
	Amphenol Corp.	2.200%	9/15/31	4,000	3,968
	Boeing Co.	2.125%	3/1/22	5,075	5,103
	Boeing Co.	1.167%	2/4/23	13,000	13,028
	Boeing Co.	2.800%	3/1/23	7,820	8,044
	Boeing Co.	4.508%	5/1/23	30,095	31,788
	Boeing Co.	1.875%	6/15/23	6,100	6,206
	Boeing Co.	1.950%	2/1/24	8,500	8,703
	Boeing Co.	1.433%	2/4/24	23,000	23,033
	Boeing Co.	2.800%	3/1/24	2,000	2,078
	Boeing Co.	2.850%	10/30/24	4,740	4,965
	Boeing Co.	2.500%	3/1/25	1,672	1,720
	Boeing Co.	4.875%	5/1/25	48,385	53,868
	Boeing Co.	7.250%	6/15/25	325	391
	Boeing Co.	2.750%	2/1/26	6,000	6,245
	Boeing Co.	2.196%	2/4/26	58,600	59,065
	Boeing Co.	3.100%	5/1/26	8,375	8,832
	Boeing Co.	2.250%	6/15/26	7,995	8,134
	Boeing Co.	2.700%	2/1/27	7,965	8,251
	Boeing Co.	2.800%	3/1/27	8,800	9,138
	Boeing Co.	5.040%	5/1/27	25,800	29,654
	Boeing Co.	3.250%	2/1/28	9,250	9,777
	Boeing Co.	3.250%	3/1/28	2,926	3,062
	Boeing Co.	3.450%	11/1/28	3,092	3,281
	Boeing Co.	2.950%	2/1/30	4,905	4,997
	Boeing Co.	5.150%	5/1/30	51,690	60,688
	Boeing Co.	3.625%	2/1/31	14,475	15,507
	Boeing Co.	6.125%	2/15/33	5,775	7,300
	Boeing Co.	3.600%	5/1/34	18,041	18,805
	Boeing Co.	3.250%	2/1/35	13,725	13,765
	Boeing Co.	6.625%	2/15/38	1,000	1,336
	Boeing Co.	3.550%	3/1/38	2,322	2,354
	Boeing Co.	3.500%	3/1/39	8,415	8,400
	Boeing Co.	6.875%	3/15/39	5,430	7,495
	Boeing Co.	5.875%	2/15/40	3,905	4,903
	Boeing Co.	5.705%	5/1/40	35,635	45,343
	Boeing Co.	3.375%	6/15/46	7,000	6,740
	Boeing Co.	3.650%	3/1/47	6,800	6,677
	Boeing Co.	3.850%	11/1/48	2,903	2,965
	Boeing Co.	3.900%	5/1/49	8,345	8,607
	Boeing Co.	3.750%	2/1/50	10,900	11,051
	Boeing Co.	5.805%	5/1/50	58,520	78,221
	Boeing Co.	3.825%	3/1/59	2,300	2,264
	Boeing Co.	3.950%	8/1/59	3,000	3,052
	Boeing Co.	5.930%	5/1/60	39,030	53,323
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	6,190	6,388
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	9,785	10,356
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	9,983	10,691
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	8,460	9,082
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	12,300	13,110
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	3,200	3,503
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	4,132	5,102
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	14,050	15,486
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	1,650	2,344

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	8,775	12,293
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	5,600	7,337
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	5,225	7,121
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	3,680	4,781
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	7,304	8,931
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	9,591	11,766
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	9,803	12,192
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	7,337	9,890
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	18,380	24,077
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	6,305	7,938
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	11,241	13,482
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	7,722	9,936
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	8,975	10,441
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	3,135	3,761
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	11,915	14,231
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	11,195	13,605
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	10,075	10,399
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	11,325	12,193
	Canadian National Railway Co.	2.950%	11/21/24	1,319	1,396
	Canadian National Railway Co.	2.750%	3/1/26	1,800	1,914
	Canadian National Railway Co.	6.900%	7/15/28	300	394
	Canadian National Railway Co.	6.250%	8/1/34	1,370	1,918
	Canadian National Railway Co.	6.200%	6/1/36	5,425	7,646
	Canadian National Railway Co.	6.375%	11/15/37	145	208
	Canadian National Railway Co.	3.200%	8/2/46	9,400	9,849
	Canadian National Railway Co.	3.650%	2/3/48	15,785	17,718
	Canadian National Railway Co.	4.450%	1/20/49	860	1,084
	Canadian National Railway Co.	2.450%	5/1/50	11,661	10,753
	Canadian Pacific Railway Co.	4.500%	1/15/22	3,291	3,328
	Canadian Pacific Railway Co.	4.450%	3/15/23	4,630	4,844
	Canadian Pacific Railway Co.	2.900%	2/1/25	5,625	5,942
	Canadian Pacific Railway Co.	4.000%	6/1/28	4,000	4,513
	Canadian Pacific Railway Co.	2.050%	3/5/30	12,625	12,462
	Canadian Pacific Railway Co.	7.125%	10/15/31	2,431	3,397
	Canadian Pacific Railway Co.	5.750%	3/15/33	100	130
	Canadian Pacific Railway Co.	4.800%	9/15/35	2,900	3,525
	Canadian Pacific Railway Co.	5.950%	5/15/37	11,860	16,154
	Canadian Pacific Railway Co.	4.800%	8/1/45	6,100	7,659
	Canadian Pacific Railway Co.	6.125%	9/15/15	8,850	13,382
	Carrier Global Corp.	2.242%	2/15/25	17,395	18,024
	Carrier Global Corp.	2.493%	2/15/27	11,725	12,241
	Carrier Global Corp.	2.722%	2/15/30	32,834	33,948
	Carrier Global Corp.	2.700%	2/15/31	4,517	4,642
	Carrier Global Corp.	3.377%	4/5/40	21,210	22,217
	Carrier Global Corp.	3.577%	4/5/50	21,652	22,986
[3]	Caterpillar Financial Services Corp.	2.950%	2/26/22	8,050	8,137
[3]	Caterpillar Financial Services Corp.	1.950%	11/18/22	15,520	15,811
[3]	Caterpillar Financial Services Corp.	2.550%	11/29/22	8,000	8,209
	Caterpillar Financial Services Corp.	0.250%	3/1/23	10,000	10,005
[3]	Caterpillar Financial Services Corp.	2.625%	3/1/23	1,100	1,136
[3]	Caterpillar Financial Services Corp.	3.450%	5/15/23	5,350	5,619
	Caterpillar Financial Services Corp.	0.650%	7/7/23	4,625	4,652
[3]	Caterpillar Financial Services Corp.	0.450%	9/14/23	13,000	13,021
[3]	Caterpillar Financial Services Corp.	3.650%	12/7/23	3,000	3,209
[3]	Caterpillar Financial Services Corp.	2.850%	5/17/24	4,100	4,335
[3]	Caterpillar Financial Services Corp.	3.300%	6/9/24	7,175	7,693
[3]	Caterpillar Financial Services Corp.	0.600%	9/13/24	5,300	5,298
[3]	Caterpillar Financial Services Corp.	2.150%	11/8/24	2,749	2,872

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Caterpillar Financial Services Corp.	3.250%	12/1/24	6,320	6,838
[3]	Caterpillar Financial Services Corp.	1.450%	5/15/25	4,550	4,630
[3]	Caterpillar Financial Services Corp.	0.800%	11/13/25	16,945	16,821
	Caterpillar Financial Services Corp.	0.900%	3/2/26	10,100	10,010
	Caterpillar Financial Services Corp.	2.400%	8/9/26	6,800	7,197
[3]	Caterpillar Financial Services Corp.	1.150%	9/14/26	4,000	3,992
[3]	Caterpillar Financial Services Corp.	1.100%	9/14/27	3,900	3,858
	Caterpillar Inc.	3.400%	5/15/24	3,500	3,738
	Caterpillar Inc.	2.600%	4/9/30	19,806	20,834
	Caterpillar Inc.	1.900%	3/12/31	5,000	4,974
	Caterpillar Inc.	5.300%	9/15/35	7,100	9,448
	Caterpillar Inc.	6.050%	8/15/36	9,241	13,288
	Caterpillar Inc.	5.200%	5/27/41	5,147	7,037
	Caterpillar Inc.	3.803%	8/15/42	11,854	13,900
	Caterpillar Inc.	4.300%	5/15/44	2,830	3,578
	Caterpillar Inc.	3.250%	9/19/49	17,771	19,226
	Caterpillar Inc.	3.250%	4/9/50	10,100	10,987
	Caterpillar Inc.	4.750%	5/15/64	2,575	3,616
	CH Robinson Worldwide Inc.	4.200%	4/15/28	4,175	4,730
	CNH Industrial Capital LLC	1.950%	7/2/23	3,075	3,144
	CNH Industrial Capital LLC	4.200%	1/15/24	11,865	12,739
	CNH Industrial Capital LLC	1.875%	1/15/26	10,200	10,346
	CNH Industrial Capital LLC	1.450%	7/15/26	2,500	2,488
	CNH Industrial NV	4.500%	8/15/23	5,025	5,372
[3]	CNH Industrial NV	3.850%	11/15/27	4,500	5,010
[3]	Continental Airlines Pass-Through Trust Class A Series 2012-2	4.000%	10/29/24	860	901
	Crane Co.	4.450%	12/15/23	5,690	6,103
	Crane Co.	4.200%	3/15/48	3,925	4,290
	CSX Corp.	3.400%	8/1/24	4,000	4,294
	CSX Corp.	3.350%	11/1/25	5,400	5,835
	CSX Corp.	2.600%	11/1/26	6,400	6,779
	CSX Corp.	3.250%	6/1/27	12,250	13,317
	CSX Corp.	3.800%	3/1/28	18,350	20,467
	CSX Corp.	4.250%	3/15/29	15,539	17,877
	CSX Corp.	2.400%	2/15/30	11,965	12,252
	CSX Corp.	6.000%	10/1/36	150	206
	CSX Corp.	6.150%	5/1/37	8,600	12,012
	CSX Corp.	6.220%	4/30/40	7,279	10,538
	CSX Corp.	5.500%	4/15/41	5,700	7,679
	CSX Corp.	4.750%	5/30/42	790	990
	CSX Corp.	4.100%	3/15/44	8,325	9,654
	CSX Corp.	3.800%	11/1/46	5,240	5,889
	CSX Corp.	4.300%	3/1/48	4,325	5,229
	CSX Corp.	4.750%	11/15/48	3,500	4,510
	CSX Corp.	4.500%	3/15/49	16,133	20,132
	CSX Corp.	3.350%	9/15/49	1,000	1,053
	CSX Corp.	3.800%	4/15/50	12,625	14,301
	CSX Corp.	2.500%	5/15/51	12,500	11,319
	CSX Corp.	4.500%	8/1/54	1,300	1,638
	CSX Corp.	4.250%	11/1/66	6,625	8,017
	CSX Corp.	4.650%	3/1/68	3,145	4,060
	Cummins Inc.	3.650%	10/1/23	2,790	2,949
	Cummins Inc.	0.750%	9/1/25	2,500	2,478
	Cummins Inc.	1.500%	9/1/30	6,600	6,303
	Cummins Inc.	4.875%	10/1/43	7,390	9,745
	Cummins Inc.	2.600%	9/1/50	4,050	3,780
	Deere & Co.	2.750%	4/15/25	1,263	1,337

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Deere & Co.	5.375%	10/16/29	6,170	7,776
	Deere & Co.	3.100%	4/15/30	4,138	4,498
	Deere & Co.	3.900%	6/9/42	7,237	8,603
	Deere & Co.	2.875%	9/7/49	5,000	5,135
	Deere & Co.	3.750%	4/15/50	10,906	12,953
[7]	Delta Air Lines Inc.	7.000%	5/1/25	6,427	7,507
[7]	Delta Air Lines Inc.	4.500%	10/20/25	6,400	6,852
[7]	Delta Air Lines Inc.	4.750%	10/20/28	1,100	1,227
[3]	Delta Air Lines Pass-Through Trust Class AA Series 2019-1	3.204%	4/25/24	4,000	4,218
[3]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	7,522	7,510
	Dover Corp.	3.150%	11/15/25	5,900	6,335
	Dover Corp.	2.950%	11/4/29	2,600	2,765
	Dover Corp.	5.375%	10/15/35	300	381
	Dover Corp.	5.375%	3/1/41	2,220	2,883
	Eaton Corp.	2.750%	11/2/22	12,994	13,330
	Eaton Corp.	3.103%	9/15/27	7,765	8,413
	Eaton Corp.	4.000%	11/2/32	7,729	8,976
	Eaton Corp.	4.150%	11/2/42	3,011	3,541
	Eaton Corp.	3.915%	9/15/47	1,950	2,239
	Emerson Electric Co.	2.625%	12/1/21	11,025	11,045
	Emerson Electric Co.	2.625%	2/15/23	3,500	3,589
	Emerson Electric Co.	3.150%	6/1/25	1,800	1,931
	Emerson Electric Co.	0.875%	10/15/26	12,820	12,579
	Emerson Electric Co.	1.800%	10/15/27	9,550	9,715
	Emerson Electric Co.	1.950%	10/15/30	4,250	4,230
	Emerson Electric Co.	5.250%	11/15/39	440	587
	Emerson Electric Co.	2.750%	10/15/50	6,175	6,001
	FedEx Corp.	3.250%	4/1/26	7,759	8,415
	FedEx Corp.	3.400%	2/15/28	5,000	5,468
	FedEx Corp.	3.100%	8/5/29	16,125	17,216
	FedEx Corp.	4.250%	5/15/30	13,550	15,522
	FedEx Corp.	2.400%	5/15/31	6,700	6,743
	FedEx Corp.	4.900%	1/15/34	1,700	2,087
	FedEx Corp.	3.900%	2/1/35	4,100	4,625
	FedEx Corp.	3.250%	5/15/41	6,700	6,781
	FedEx Corp.	3.875%	8/1/42	275	302
	FedEx Corp.	4.100%	4/15/43	2,275	2,549
	FedEx Corp.	5.100%	1/15/44	15,107	19,254
	FedEx Corp.	4.750%	11/15/45	13,900	16,964
	FedEx Corp.	4.550%	4/1/46	16,199	19,307
	FedEx Corp.	4.400%	1/15/47	9,400	10,989
	FedEx Corp.	4.050%	2/15/48	10,500	11,771
	FedEx Corp.	4.950%	10/17/48	9,578	12,107
	FedEx Corp.	5.250%	5/15/50	14,781	19,518
	FedEx Corp.	4.500%	2/1/65	785	909
[3]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	15,665	15,423
	Flowserve Corp.	3.500%	9/15/22	12,705	12,978
	Flowserve Corp.	4.000%	11/15/23	4,575	4,843
	Flowserve Corp.	3.500%	10/1/30	3,920	4,109
	Fortive Corp.	3.150%	6/15/26	7,547	8,143
	Fortive Corp.	4.300%	6/15/46	6,250	7,393
	General Dynamics Corp.	2.250%	11/15/22	4,722	4,802
	General Dynamics Corp.	3.375%	5/15/23	8,500	8,899
	General Dynamics Corp.	1.875%	8/15/23	18,200	18,674
	General Dynamics Corp.	2.375%	11/15/24	5,019	5,269

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Dynamics Corp.	3.250%	4/1/25	8,314	8,929
	General Dynamics Corp.	3.500%	5/15/25	9,993	10,845
	General Dynamics Corp.	2.125%	8/15/26	8,000	8,336
	General Dynamics Corp.	3.500%	4/1/27	3,815	4,216
	General Dynamics Corp.	2.625%	11/15/27	10,440	11,106
	General Dynamics Corp.	3.750%	5/15/28	7,135	8,019
	General Dynamics Corp.	3.625%	4/1/30	11,994	13,452
	General Dynamics Corp.	2.250%	6/1/31	3,500	3,571
	General Dynamics Corp.	4.250%	4/1/40	6,400	7,772
	General Dynamics Corp.	3.600%	11/15/42	3,689	4,180
	General Dynamics Corp.	4.250%	4/1/50	5,980	7,556
[3]	General Electric Co.	3.150%	9/7/22	7,206	7,396
[3]	General Electric Co.	3.100%	1/9/23	3,973	4,108
[3]	General Electric Co.	3.450%	5/15/24	4,892	5,202
	General Electric Co.	3.450%	5/1/27	12,450	13,665
	General Electric Co.	3.625%	5/1/30	25,455	28,294
[3]	General Electric Co.	6.750%	3/15/32	24,809	34,038
[3]	General Electric Co.	6.150%	8/7/37	7,000	9,654
[3]	General Electric Co.	5.875%	1/14/38	24,000	32,475
[3]	General Electric Co.	6.875%	1/10/39	15,440	22,964
	General Electric Co.	4.250%	5/1/40	20,000	23,405
	General Electric Co.	4.125%	10/9/42	5,000	5,729
	General Electric Co.	4.350%	5/1/50	30,500	36,759
	Honeywell International Inc.	3.350%	12/1/23	10,140	10,764
	Honeywell International Inc.	2.300%	8/15/24	7,425	7,771
	Honeywell International Inc.	1.350%	6/1/25	16,993	17,245
	Honeywell International Inc.	2.500%	11/1/26	14,375	15,252
	Honeywell International Inc.	1.100%	3/1/27	12,480	12,372
	Honeywell International Inc.	2.700%	8/15/29	4,901	5,205
	Honeywell International Inc.	1.950%	6/1/30	24,660	24,733
	Honeywell International Inc.	1.750%	9/1/31	16,000	15,578
	Honeywell International Inc.	5.700%	3/15/36	4,705	6,418
	Honeywell International Inc.	5.700%	3/15/37	4,945	6,795
	Honeywell International Inc.	5.375%	3/1/41	6,045	8,337
	Honeywell International Inc.	3.812%	11/21/47	2,500	2,961
	Honeywell International Inc.	2.800%	6/1/50	4,000	4,056
[7]	Huntington Ingalls Industries Inc.	0.670%	8/16/23	1,395	1,395
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	3,500	3,789
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	4,608	4,970
[7]	Huntington Ingalls Industries Inc.	2.043%	8/16/28	5,300	5,231
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	7,100	8,006
	IDEX Corp.	3.000%	5/1/30	2,995	3,149
	Illinois Tool Works Inc.	3.500%	3/1/24	7,912	8,419
	Illinois Tool Works Inc.	2.650%	11/15/26	14,550	15,571
	Illinois Tool Works Inc.	4.875%	9/15/41	350	458
	Illinois Tool Works Inc.	3.900%	9/1/42	10,803	12,573
	JB Hunt Transport Services Inc.	3.875%	3/1/26	9,500	10,503
[3]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	9,390	9,407
[3]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	4,716	5,142
[3]	John Deere Capital Corp.	2.650%	1/6/22	7,350	7,397
[3]	John Deere Capital Corp.	2.750%	3/15/22	2,250	2,275
[3]	John Deere Capital Corp.	2.700%	1/6/23	300	309
[3]	John Deere Capital Corp.	0.250%	1/17/23	4,900	4,899
	John Deere Capital Corp.	2.800%	1/27/23	7,615	7,865
[3]	John Deere Capital Corp.	2.800%	3/6/23	10,950	11,342
[3]	John Deere Capital Corp.	3.450%	6/7/23	800	842

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	John Deere Capital Corp.	0.700%	7/5/23	8,550	8,601
[3]	John Deere Capital Corp.	0.400%	10/10/23	3,500	3,501
	John Deere Capital Corp.	3.650%	10/12/23	6,341	6,760
[3]	John Deere Capital Corp.	0.450%	1/17/24	10,000	9,990
[3]	John Deere Capital Corp.	2.600%	3/7/24	3,000	3,150
[3]	John Deere Capital Corp.	3.350%	6/12/24	9,931	10,665
[3]	John Deere Capital Corp.	2.650%	6/24/24	4,421	4,667
[3]	John Deere Capital Corp.	0.625%	9/10/24	5,000	5,002
[3]	John Deere Capital Corp.	2.050%	1/9/25	11,150	11,585
[3]	John Deere Capital Corp.	3.450%	3/13/25	10,705	11,626
[3]	John Deere Capital Corp.	3.400%	9/11/25	1,750	1,909
[3]	John Deere Capital Corp.	0.700%	1/15/26	10,000	9,841
[3]	John Deere Capital Corp.	2.650%	6/10/26	4,200	4,491
[3]	John Deere Capital Corp.	1.050%	6/17/26	5,800	5,769
[3]	John Deere Capital Corp.	2.250%	9/14/26	8,386	8,804
[3]	John Deere Capital Corp.	1.750%	3/9/27	4,300	4,398
[3]	John Deere Capital Corp.	2.800%	9/8/27	8,100	8,732
[3]	John Deere Capital Corp.	3.050%	1/6/28	7,700	8,365
[3]	John Deere Capital Corp.	1.500%	3/6/28	5,500	5,467
[3]	John Deere Capital Corp.	3.450%	3/7/29	4,475	4,975
[3]	John Deere Capital Corp.	2.800%	7/18/29	5,575	5,963
[3]	John Deere Capital Corp.	2.450%	1/9/30	8,380	8,716
	John Deere Capital Corp.	1.450%	1/15/31	9,200	8,784
[3]	John Deere Capital Corp.	2.000%	6/17/31	3,700	3,699
[3]	Johnson Controls International plc	3.625%	7/2/24	4,302	4,592
[3]	Johnson Controls International plc	3.900%	2/14/26	4,082	4,493
	Johnson Controls International plc	1.750%	9/15/30	9,575	9,283
	Johnson Controls International plc	2.000%	9/16/31	4,000	3,901
[3]	Johnson Controls International plc	6.000%	1/15/36	954	1,320
[3]	Johnson Controls International plc	4.625%	7/2/44	7,850	9,555
[3]	Johnson Controls International plc	5.125%	9/14/45	2,045	2,682
	Johnson Controls International plc	4.500%	2/15/47	5,495	6,768
[3]	Johnson Controls International plc	4.950%	7/2/64	4,158	5,496
[3]	Kansas City Southern	3.000%	5/15/23	3,949	4,090
	Kansas City Southern	2.875%	11/15/29	4,000	4,199
[3]	Kansas City Southern	4.300%	5/15/43	4,140	4,849
[3]	Kansas City Southern	4.950%	8/15/45	10,525	13,306
	Kansas City Southern	4.700%	5/1/48	5,730	7,102
	Kansas City Southern	3.500%	5/1/50	8,745	9,175
	Kansas City Southern	4.200%	11/15/69	6,886	7,944
	Kennametal Inc.	4.625%	6/15/28	6,620	7,475
	Keysight Technologies Inc.	4.550%	10/30/24	9,145	10,109
	Keysight Technologies Inc.	4.600%	4/6/27	5,600	6,463
	Keysight Technologies Inc.	3.000%	10/30/29	4,750	5,024
	Kirby Corp.	4.200%	3/1/28	9,217	10,135
	L3Harris Technologies Inc.	3.850%	6/15/23	10,366	10,925
	L3Harris Technologies Inc.	3.950%	5/28/24	1,040	1,116
	L3Harris Technologies Inc.	3.832%	4/27/25	12,600	13,697
	L3Harris Technologies Inc.	3.850%	12/15/26	5,500	6,096
[3]	L3Harris Technologies Inc.	4.400%	6/15/28	9,605	10,958
	L3Harris Technologies Inc.	2.900%	12/15/29	5,630	5,901
	L3Harris Technologies Inc.	1.800%	1/15/31	19,275	18,520
	L3Harris Technologies Inc.	4.854%	4/27/35	3,350	4,141
	L3Harris Technologies Inc.	6.150%	12/15/40	5,325	7,635
	L3Harris Technologies Inc.	5.054%	4/27/45	5,970	7,793
	Lennox International Inc.	3.000%	11/15/23	1,000	1,046
	Lennox International Inc.	1.350%	8/1/25	7,366	7,367
	Lennox International Inc.	1.700%	8/1/27	2,300	2,281

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lockheed Martin Corp.	3.100%	1/15/23	9,780	10,087
	Lockheed Martin Corp.	2.900%	3/1/25	6,252	6,653
	Lockheed Martin Corp.	3.550%	1/15/26	18,749	20,601
	Lockheed Martin Corp.	1.850%	6/15/30	8,986	8,926
	Lockheed Martin Corp.	3.600%	3/1/35	12,240	13,834
	Lockheed Martin Corp.	4.500%	5/15/36	5,475	6,775
[3]	Lockheed Martin Corp.	6.150%	9/1/36	11,685	16,642
	Lockheed Martin Corp.	5.720%	6/1/40	3,376	4,696
	Lockheed Martin Corp.	4.850%	9/15/41	622	797
	Lockheed Martin Corp.	4.070%	12/15/42	14,965	17,854
	Lockheed Martin Corp.	3.800%	3/1/45	11,365	13,148
	Lockheed Martin Corp.	4.700%	5/15/46	12,833	16,841
	Lockheed Martin Corp.	2.800%	6/15/50	9,355	9,273
	Lockheed Martin Corp.	4.090%	9/15/52	13,861	16,985
[7]	Mileage Plus Holdings LLC	6.500%	6/20/27	7,000	7,617
	Norfolk Southern Corp.	3.000%	4/1/22	5,180	5,214
	Norfolk Southern Corp.	2.903%	2/15/23	9,180	9,436
	Norfolk Southern Corp.	3.850%	1/15/24	3,341	3,555
	Norfolk Southern Corp.	3.650%	8/1/25	3,525	3,835
	Norfolk Southern Corp.	2.900%	6/15/26	250	268
	Norfolk Southern Corp.	7.800%	5/15/27	1,345	1,786
	Norfolk Southern Corp.	3.150%	6/1/27	4,793	5,200
	Norfolk Southern Corp.	3.800%	8/1/28	8,058	9,020
	Norfolk Southern Corp.	2.550%	11/1/29	13,009	13,507
	Norfolk Southern Corp.	2.300%	5/15/31	5,000	5,048
	Norfolk Southern Corp.	7.050%	5/1/37	539	774
	Norfolk Southern Corp.	4.837%	10/1/41	11,598	14,798
	Norfolk Southern Corp.	3.950%	10/1/42	3,125	3,593
	Norfolk Southern Corp.	4.450%	6/15/45	6,620	8,103
	Norfolk Southern Corp.	4.650%	1/15/46	9,150	11,469
	Norfolk Southern Corp.	3.942%	11/1/47	1,156	1,321
	Norfolk Southern Corp.	4.150%	2/28/48	7,400	8,686
	Norfolk Southern Corp.	4.100%	5/15/49	4,050	4,742
	Norfolk Southern Corp.	3.400%	11/1/49	1,500	1,589
	Norfolk Southern Corp.	3.050%	5/15/50	14,025	13,938
	Norfolk Southern Corp.	4.050%	8/15/52	6,222	7,272
	Norfolk Southern Corp.	3.155%	5/15/55	9,192	9,200
	Norfolk Southern Corp.	4.100%	5/15/21	7,800	8,659
	Northrop Grumman Corp.	3.250%	8/1/23	11,375	11,956
	Northrop Grumman Corp.	2.930%	1/15/25	15,076	15,967
	Northrop Grumman Corp.	3.200%	2/1/27	8,000	8,660
	Northrop Grumman Corp.	3.250%	1/15/28	15,349	16,583
	Northrop Grumman Corp.	4.400%	5/1/30	9,817	11,476
[7]	Northrop Grumman Corp.	7.750%	2/15/31	3,120	4,476
	Northrop Grumman Corp.	5.150%	5/1/40	10,165	13,221
	Northrop Grumman Corp.	5.050%	11/15/40	9,525	12,268
	Northrop Grumman Corp.	4.750%	6/1/43	9,890	12,539
	Northrop Grumman Corp.	3.850%	4/15/45	5,275	6,000
	Northrop Grumman Corp.	4.030%	10/15/47	32,882	38,700
	Northrop Grumman Corp.	5.250%	5/1/50	10,395	14,491
	nVent Finance Sarl	3.950%	4/15/23	2,100	2,184
	nVent Finance Sarl	4.550%	4/15/28	3,850	4,228
	Oshkosh Corp.	4.600%	5/15/28	7,375	8,434
	Oshkosh Corp.	3.100%	3/1/30	600	630
	Otis Worldwide Corp.	2.056%	4/5/25	8,933	9,226
	Otis Worldwide Corp.	2.293%	4/5/27	14,000	14,544
	Otis Worldwide Corp.	2.565%	2/15/30	41,877	42,985
	Otis Worldwide Corp.	3.112%	2/15/40	14,798	15,170

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Otis Worldwide Corp.	3.362%	2/15/50	9,555	10,001
	PACCAR Financial Corp.	3.400%	8/9/23	7,000	7,389
[3]	PACCAR Financial Corp.	0.350%	8/11/23	4,000	4,000
[3]	PACCAR Financial Corp.	0.350%	2/2/24	4,000	3,981
[3]	PACCAR Financial Corp.	2.150%	8/15/24	3,500	3,640
[3]	PACCAR Financial Corp.	1.800%	2/6/25	6,156	6,335
	Parker-Hannifin Corp.	2.700%	6/14/24	4,840	5,082
[3]	Parker-Hannifin Corp.	3.300%	11/21/24	11,650	12,479
	Parker-Hannifin Corp.	3.250%	3/1/27	13,825	14,987
	Parker-Hannifin Corp.	3.250%	6/14/29	6,875	7,394
[3]	Parker-Hannifin Corp.	4.200%	11/21/34	4,600	5,281
[3]	Parker-Hannifin Corp.	6.250%	5/15/38	4,050	5,450
[3]	Parker-Hannifin Corp.	4.450%	11/21/44	4,870	5,871
	Parker-Hannifin Corp.	4.100%	3/1/47	5,825	6,713
	Parker-Hannifin Corp.	4.000%	6/14/49	9,707	11,139
	Precision Castparts Corp.	2.500%	1/15/23	13,970	14,287
	Precision Castparts Corp.	3.250%	6/15/25	9,300	10,016
	Precision Castparts Corp.	3.900%	1/15/43	6,650	7,563
	Precision Castparts Corp.	4.375%	6/15/45	3,512	4,260
	Raytheon Technologies Corp.	3.700%	12/15/23	2,775	2,947
	Raytheon Technologies Corp.	3.200%	3/15/24	12,107	12,824
	Raytheon Technologies Corp.	3.950%	8/16/25	15,518	17,093
	Raytheon Technologies Corp.	3.500%	3/15/27	15,360	16,865
	Raytheon Technologies Corp.	3.125%	5/4/27	11,479	12,456
	Raytheon Technologies Corp.	7.200%	8/15/27	1,010	1,313
	Raytheon Technologies Corp.	6.700%	8/1/28	400	519
	Raytheon Technologies Corp.	4.125%	11/16/28	39,383	44,834
	Raytheon Technologies Corp.	7.500%	9/15/29	4,125	5,710
	Raytheon Technologies Corp.	2.250%	7/1/30	9,125	9,208
	Raytheon Technologies Corp.	1.900%	9/1/31	10,600	10,290
	Raytheon Technologies Corp.	5.400%	5/1/35	3,225	4,211
	Raytheon Technologies Corp.	6.050%	6/1/36	7,390	10,214
	Raytheon Technologies Corp.	6.125%	7/15/38	8,750	12,315
	Raytheon Technologies Corp.	4.450%	11/16/38	9,235	11,182
	Raytheon Technologies Corp.	5.700%	4/15/40	13,350	18,307
	Raytheon Technologies Corp.	4.875%	10/15/40	450	570
	Raytheon Technologies Corp.	4.700%	12/15/41	7,075	8,774
	Raytheon Technologies Corp.	4.500%	6/1/42	37,798	46,486
	Raytheon Technologies Corp.	4.800%	12/15/43	2,325	2,922
	Raytheon Technologies Corp.	4.150%	5/15/45	12,650	14,782
	Raytheon Technologies Corp.	3.750%	11/1/46	17,252	19,166
	Raytheon Technologies Corp.	4.350%	4/15/47	10,625	12,811
	Raytheon Technologies Corp.	4.050%	5/4/47	15,950	18,514
	Raytheon Technologies Corp.	3.125%	7/1/50	11,400	11,520
	Raytheon Technologies Corp.	2.820%	9/1/51	9,825	9,370
	Republic Services Inc.	4.750%	5/15/23	1,323	1,400
	Republic Services Inc.	2.500%	8/15/24	4,500	4,714
	Republic Services Inc.	3.200%	3/15/25	7,059	7,536
	Republic Services Inc.	0.875%	11/15/25	5,000	4,930
	Republic Services Inc.	2.900%	7/1/26	12,225	13,016
	Republic Services Inc.	3.375%	11/15/27	75	82
	Republic Services Inc.	2.300%	3/1/30	9,075	9,189
	Republic Services Inc.	1.450%	2/15/31	11,000	10,300
	Republic Services Inc.	1.750%	2/15/32	13,925	13,214
	Republic Services Inc.	6.200%	3/1/40	3,790	5,408
	Republic Services Inc.	5.700%	5/15/41	5,865	8,058
	Republic Services Inc.	3.050%	3/1/50	3,917	3,988
	Rockwell Automation Inc.	0.350%	8/15/23	2,000	2,001

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rockwell Automation Inc.	3.500%	3/1/29	3,975	4,426
	Rockwell Automation Inc.	1.750%	8/15/31	1,350	1,316
	Rockwell Automation Inc.	4.200%	3/1/49	5,150	6,359
	Rockwell Automation Inc.	2.800%	8/15/61	1,900	1,813
[3]	Ryder System Inc.	3.400%	3/1/23	5,400	5,609
[3]	Ryder System Inc.	3.750%	6/9/23	12,000	12,652
[3]	Ryder System Inc.	3.650%	3/18/24	7,775	8,301
[3]	Ryder System Inc.	2.500%	9/1/24	4,375	4,574
[3]	Ryder System Inc.	4.625%	6/1/25	5,051	5,637
[3]	Ryder System Inc.	2.900%	12/1/26	7,000	7,448
	Southwest Airlines Co.	2.750%	11/16/22	1,000	1,024
	Southwest Airlines Co.	4.750%	5/4/23	20,196	21,500
	Southwest Airlines Co.	5.250%	5/4/25	21,300	24,106
	Southwest Airlines Co.	3.000%	11/15/26	3,475	3,698
	Southwest Airlines Co.	5.125%	6/15/27	21,646	25,311
	Southwest Airlines Co.	3.450%	11/16/27	2,650	2,858
	Southwest Airlines Co.	2.625%	2/10/30	6,000	6,088
[3]	Southwest Airlines Co. Pass-Through Trust Series 2007-1	6.150%	8/1/22	662	678
[3]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100%	4/1/28	1,778	1,859
	Teledyne Technologies Inc.	0.650%	4/1/23	5,100	5,097
	Teledyne Technologies Inc.	0.950%	4/1/24	5,100	5,105
	Teledyne Technologies Inc.	1.600%	4/1/26	6,000	6,037
	Teledyne Technologies Inc.	2.250%	4/1/28	9,000	9,149
	Teledyne Technologies Inc.	2.750%	4/1/31	12,000	12,283
	Textron Inc.	4.300%	3/1/24	2,625	2,812
	Textron Inc.	3.875%	3/1/25	7,665	8,295
	Textron Inc.	4.000%	3/15/26	6,200	6,844
	Textron Inc.	3.650%	3/15/27	11,961	13,139
	Textron Inc.	3.375%	3/1/28	5,500	5,930
	Textron Inc.	2.450%	3/15/31	3,145	3,147
	Timken Co.	3.875%	9/1/24	1,000	1,068
	Timken Co.	4.500%	12/15/28	7,320	8,187
	Trane Technologies Global Holding Co. Ltd.	4.250%	6/15/23	7,625	8,108
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	10,050	11,158
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	715	1,025
	Trane Technologies Global Holding Co. Ltd.	4.300%	2/21/48	1,750	2,096
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	9,605	10,320
	Trane Technologies Luxembourg Finance SA	3.500%	3/21/26	3,170	3,446
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	12,915	14,432
	Trane Technologies Luxembourg Finance SA	4.650%	11/1/44	3,050	3,823
	Trane Technologies Luxembourg Finance SA	4.500%	3/21/49	3,475	4,310
	Trimble Inc.	4.150%	6/15/23	1,025	1,080
	Trimble Inc.	4.750%	12/1/24	3,826	4,233
	Trimble Inc.	4.900%	6/15/28	4,000	4,631
	Tyco Electronics Group SA	3.450%	8/1/24	1,425	1,516
	Tyco Electronics Group SA	3.700%	2/15/26	3,100	3,376
	Tyco Electronics Group SA	3.125%	8/15/27	2,950	3,231
	Tyco Electronics Group SA	7.125%	10/1/37	7,145	10,804

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union Pacific Corp.	2.950%	3/1/22	2,700	2,730
	Union Pacific Corp.	2.750%	4/15/23	7,240	7,457
	Union Pacific Corp.	3.500%	6/8/23	10,025	10,522
	Union Pacific Corp.	3.646%	2/15/24	6,303	6,697
	Union Pacific Corp.	3.150%	3/1/24	4,300	4,554
	Union Pacific Corp.	3.250%	1/15/25	4,200	4,490
	Union Pacific Corp.	3.750%	7/15/25	10,950	11,999
	Union Pacific Corp.	3.250%	8/15/25	4,652	5,009
	Union Pacific Corp.	2.750%	3/1/26	7,208	7,665
	Union Pacific Corp.	2.150%	2/5/27	2,390	2,482
	Union Pacific Corp.	3.000%	4/15/27	2,275	2,451
	Union Pacific Corp.	3.950%	9/10/28	5,000	5,667
	Union Pacific Corp.	3.700%	3/1/29	5,000	5,579
	Union Pacific Corp.	2.400%	2/5/30	9,655	9,906
	Union Pacific Corp.	2.375%	5/20/31	8,682	8,895
	Union Pacific Corp.	3.375%	2/1/35	4,400	4,785
[7]	Union Pacific Corp.	2.891%	4/6/36	14,429	14,971
	Union Pacific Corp.	3.600%	9/15/37	9,429	10,487
	Union Pacific Corp.	3.200%	5/20/41	13,468	14,198
	Union Pacific Corp.	4.050%	11/15/45	4,000	4,660
	Union Pacific Corp.	3.350%	8/15/46	6,900	7,306
	Union Pacific Corp.	3.250%	2/5/50	23,149	24,307
	Union Pacific Corp.	3.799%	10/1/51	7,224	8,338
	Union Pacific Corp.	2.950%	3/10/52	12,000	11,951
	Union Pacific Corp.	3.875%	2/1/55	2,069	2,378
	Union Pacific Corp.	3.950%	8/15/59	4,650	5,446
	Union Pacific Corp.	3.839%	3/20/60	16,132	18,513
	Union Pacific Corp.	3.550%	5/20/61	7,500	8,114
	Union Pacific Corp.	2.973%	9/16/62	17,396	16,813
	Union Pacific Corp.	4.100%	9/15/67	1,726	2,038
	Union Pacific Corp.	3.750%	2/5/70	3,000	3,354
[7]	Union Pacific Corp.	3.799%	4/6/71	18,654	21,010
[3]	Union Pacific Railroad Co. Pass-Through Trust Series 2007-3	6.176%	1/2/31	258	305
[3]	United Airlines Pass-Through Trust Class A Series 2015-1	3.700%	12/1/22	1,750	1,782
[3]	United Airlines Pass-Through Trust Class A Series 2012-1	4.150%	4/11/24	4,722	4,979
[3]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	1,714	1,836
[3]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	9,436	9,984
[3]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	2,520	2,657
[3]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	1,723	1,810
[3]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	30,361	33,858
[3]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	3,166	3,327
[3]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	18,639	19,419
[3]	United Airlines Pass-Through Trust Class A Series 2016-1	3.450%	7/7/28	1,972	1,986
[3]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/28	3,602	3,685
[3]	United Airlines Pass-Through Trust Class A Series 2016-2	3.100%	10/7/28	1,039	1,024
[3]	United Airlines Pass-Through Trust Class AA Series 2018-1	3.500%	3/1/30	279	294

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	2,458	2,661
[3]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	4,613	4,656
	United Parcel Service Inc.	2.450%	10/1/22	14,776	15,097
	United Parcel Service Inc.	2.500%	4/1/23	15,756	16,245
	United Parcel Service Inc.	2.800%	11/15/24	4,500	4,784
	United Parcel Service Inc.	3.900%	4/1/25	14,360	15,720
	United Parcel Service Inc.	2.400%	11/15/26	10,550	11,160
	United Parcel Service Inc.	3.400%	3/15/29	17,550	19,463
	United Parcel Service Inc.	2.500%	9/1/29	4,450	4,663
	United Parcel Service Inc.	4.450%	4/1/30	2,000	2,382
	United Parcel Service Inc.	6.200%	1/15/38	5,975	8,677
	United Parcel Service Inc.	5.200%	4/1/40	13,700	18,325
	United Parcel Service Inc.	4.875%	11/15/40	5,002	6,476
	United Parcel Service Inc.	3.625%	10/1/42	6,400	7,267
	United Parcel Service Inc.	3.400%	11/15/46	4,725	5,212
	United Parcel Service Inc.	3.750%	11/15/47	375	435
	United Parcel Service Inc.	4.250%	3/15/49	2,420	3,027
	United Parcel Service Inc.	3.400%	9/1/49	7,485	8,275
	United Parcel Service Inc.	5.300%	4/1/50	19,600	28,320
	United Parcel Service of America Inc.	7.620%	4/1/30	500	699
	Valmont Industries Inc.	5.000%	10/1/44	5,944	7,308
	Valmont Industries Inc.	5.250%	10/1/54	3,275	4,083
[7]	Vontier Corp.	1.800%	4/1/26	3,500	3,483
[7]	Vontier Corp.	2.400%	4/1/28	5,000	4,946
[7]	Vontier Corp.	2.950%	4/1/31	6,000	5,970
	Waste Connections Inc.	4.250%	12/1/28	4,400	5,061
	Waste Connections Inc.	3.500%	5/1/29	9,370	10,271
	Waste Connections Inc.	2.600%	2/1/30	7,400	7,627
	Waste Connections Inc.	2.200%	1/15/32	7,900	7,790
	Waste Connections Inc.	3.050%	4/1/50	2,075	2,065
	Waste Connections Inc.	2.950%	1/15/52	7,900	7,734
	Waste Management Inc.	2.400%	5/15/23	9,676	9,959
	Waste Management Inc.	0.750%	11/15/25	8,862	8,724
	Waste Management Inc.	3.150%	11/15/27	2,021	2,194
	Waste Management Inc.	1.150%	3/15/28	5,000	4,817
	Waste Management Inc.	2.000%	6/1/29	2,000	2,010
	Waste Management Inc.	1.500%	3/15/31	12,595	11,846
	Waste Management Inc.	2.950%	6/1/41	6,300	6,415
	Waste Management Inc.	2.500%	11/15/50	8,095	7,448
	Westinghouse Air Brake Technologies Corp.	4.400%	3/15/24	8,205	8,823
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	5,730	6,080
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	7,800	8,359
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	10,675	12,285
	WW Grainger Inc.	1.850%	2/15/25	4,040	4,160
	WW Grainger Inc.	4.600%	6/15/45	9,268	11,900
	WW Grainger Inc.	3.750%	5/15/46	3,707	4,240
	WW Grainger Inc.	4.200%	5/15/47	3,075	3,789
	Xylem Inc.	3.250%	11/1/26	5,950	6,465
	Xylem Inc.	1.950%	1/30/28	8,000	8,033
	Xylem Inc.	2.250%	1/30/31	4,275	4,273
	Xylem Inc.	4.375%	11/1/46	4,480	5,324
					5,543,315

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Materials (0.8%)
	Air Products and Chemicals Inc.	2.750%	2/3/23	75	77
	Air Products and Chemicals Inc.	3.350%	7/31/24	11,545	12,346
	Air Products and Chemicals Inc.	1.500%	10/15/25	8,003	8,154
	Air Products and Chemicals Inc.	1.850%	5/15/27	5,000	5,143
	Air Products and Chemicals Inc.	2.050%	5/15/30	8,150	8,239
	Air Products and Chemicals Inc.	2.700%	5/15/40	10,542	10,628
	Air Products and Chemicals Inc.	2.800%	5/15/50	14,550	14,484
	Albemarle Corp.	4.150%	12/1/24	6,265	6,840
	Albemarle Corp.	5.450%	12/1/44	3,240	4,163
	Amcor Finance USA Inc.	4.500%	5/15/28	4,450	5,132
[3]	Amcor Flexibles North America Inc.	3.100%	9/15/26	2,450	2,609
	Amcor Flexibles North America Inc.	2.630%	6/19/30	6,500	6,636
	Amcor Flexibles North America Inc.	2.690%	5/25/31	6,300	6,452
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	6,481	6,642
	ArcelorMittal SA	4.550%	3/11/26	3,500	3,906
	ArcelorMittal SA	4.250%	7/16/29	4,000	4,397
	ArcelorMittal SA	7.000%	10/15/39	7,811	11,033
	ArcelorMittal SA	6.750%	3/1/41	5,095	7,010
	Barrick Gold Corp.	6.450%	10/15/35	1,050	1,443
	Barrick Gold Corp.	5.250%	4/1/42	9,727	12,580
	Barrick North America Finance LLC	5.700%	5/30/41	14,250	19,276
	Barrick North America Finance LLC	5.750%	5/1/43	1,600	2,190
	Barrick PD Australia Finance Pty. Ltd.	5.950%	10/15/39	10,964	15,030
[7]	Berry Global Inc.	0.950%	2/15/24	8,400	8,409
[7]	Berry Global Inc.	1.570%	1/15/26	21,000	21,008
[7]	Berry Global Inc.	1.650%	1/15/27	8,000	7,916
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	7,525	8,042
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	100	122
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	10,090	11,968
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	29,140	38,779
	Cabot Corp.	4.000%	7/1/29	2,800	3,047
	Carlisle Cos. Inc.	3.750%	11/15/22	1,605	1,650
	Carlisle Cos. Inc.	3.500%	12/1/24	3,623	3,882
	Carlisle Cos. Inc.	3.750%	12/1/27	3,050	3,372
	Carlisle Cos. Inc.	2.750%	3/1/30	10,955	11,301
	Celanese US Holdings LLC	1.400%	8/5/26	4,000	3,973
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	5,866	6,325
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	8,500	9,983
	CF Industries Inc.	3.450%	6/1/23	2,800	2,923
	CF Industries Inc.	5.150%	3/15/34	8,500	10,396
	CF Industries Inc.	4.950%	6/1/43	8,000	9,639
	CF Industries Inc.	5.375%	3/15/44	8,000	10,158
	Dow Chemical Co.	4.550%	11/30/25	775	872
	Dow Chemical Co.	3.625%	5/15/26	5,610	6,150
	Dow Chemical Co.	4.800%	11/30/28	4,000	4,728
	Dow Chemical Co.	7.375%	11/1/29	3,857	5,260
	Dow Chemical Co.	2.100%	11/15/30	21,383	21,181
	Dow Chemical Co.	4.250%	10/1/34	7,135	8,189
	Dow Chemical Co.	9.400%	5/15/39	5,766	10,378
	Dow Chemical Co.	5.250%	11/15/41	6,060	7,840
	Dow Chemical Co.	4.375%	11/15/42	17,789	20,977
	Dow Chemical Co.	4.625%	10/1/44	6,019	7,289
	Dow Chemical Co.	5.550%	11/30/48	8,975	12,318
	Dow Chemical Co.	4.800%	5/15/49	5,200	6,560
	Dow Chemical Co.	3.600%	11/15/50	12,100	12,864
	DuPont de Nemours Inc.	4.205%	11/15/23	26,200	28,133
	DuPont de Nemours Inc.	4.493%	11/15/25	14,000	15,742

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DuPont de Nemours Inc.	4.725%	11/15/28	20,925	24,531
	DuPont de Nemours Inc.	5.319%	11/15/38	17,053	22,052
	DuPont de Nemours Inc.	5.419%	11/15/48	22,540	30,915
	Eastman Chemical Co.	3.800%	3/15/25	11,142	12,051
	Eastman Chemical Co.	4.500%	12/1/28	2,989	3,445
	Eastman Chemical Co.	4.800%	9/1/42	5,150	6,258
	Eastman Chemical Co.	4.650%	10/15/44	8,926	10,696
	Ecolab Inc.	2.700%	11/1/26	8,100	8,638
	Ecolab Inc.	3.250%	12/1/27	4,225	4,622
	Ecolab Inc.	4.800%	3/24/30	6,500	7,880
	Ecolab Inc.	1.300%	1/30/31	5,500	5,172
	Ecolab Inc.	2.125%	8/15/50	2,500	2,196
[7]	Ecolab Inc.	2.750%	8/18/55	16,602	15,970
	EI du Pont de Nemours & Co.	1.700%	7/15/25	9,165	9,356
	EI du Pont de Nemours & Co.	2.300%	7/15/30	5,000	5,086
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	3,800	4,058
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	4,325	4,947
	FMC Corp.	4.100%	2/1/24	6,500	6,921
	FMC Corp.	3.200%	10/1/26	2,521	2,698
	FMC Corp.	3.450%	10/1/29	11,277	12,147
	FMC Corp.	4.500%	10/1/49	4,000	4,708
	Georgia-Pacific LLC	8.000%	1/15/24	8,030	9,364
[7]	Georgia-Pacific LLC	0.625%	5/15/24	3,000	2,997
[7]	Georgia-Pacific LLC	1.750%	9/30/25	2,800	2,864
	Georgia-Pacific LLC	7.375%	12/1/25	2,500	3,111
[7]	Georgia-Pacific LLC	0.950%	5/15/26	3,000	2,965
	Georgia-Pacific LLC	7.250%	6/1/28	1,000	1,307
	Georgia-Pacific LLC	7.750%	11/15/29	1,750	2,486
	Georgia-Pacific LLC	8.875%	5/15/31	4,460	6,963
	Huntsman International LLC	4.500%	5/1/29	6,479	7,327
	Huntsman International LLC	2.950%	6/15/31	4,500	4,600
	International Flavors & Fragrances Inc.	3.200%	5/1/23	1,475	1,527
	International Flavors & Fragrances Inc.	4.450%	9/26/28	4,050	4,669
	International Flavors & Fragrances Inc.	4.375%	6/1/47	4,300	5,064
	International Flavors & Fragrances Inc.	5.000%	9/26/48	5,300	6,815
	International Paper Co.	3.800%	1/15/26	488	538
	International Paper Co.	5.000%	9/15/35	4,094	5,081
	International Paper Co.	7.300%	11/15/39	3,787	5,828
	International Paper Co.	6.000%	11/15/41	6,232	8,740
	International Paper Co.	4.800%	6/15/44	15,873	19,905
	International Paper Co.	5.150%	5/15/46	9,293	12,158
	International Paper Co.	4.400%	8/15/47	2,800	3,410
	International Paper Co.	4.350%	8/15/48	3,300	4,038
	Kinross Gold Corp.	5.950%	3/15/24	3,091	3,421
	Kinross Gold Corp.	4.500%	7/15/27	467	537
	Linde Inc.	2.650%	2/5/25	3,589	3,769
	Linde Inc.	3.200%	1/30/26	5,000	5,418
	Linde Inc.	1.100%	8/10/30	5,700	5,302
	Linde Inc.	3.550%	11/7/42	3,800	4,281
	Linde Inc.	2.000%	8/10/50	5,000	4,286
	Lubrizol Corp.	6.500%	10/1/34	420	610
	LYB International Finance BV	4.000%	7/15/23	7,268	7,709
	LYB International Finance BV	5.250%	7/15/43	9,574	12,303
	LYB International Finance BV	4.875%	3/15/44	7,000	8,601
	LYB International Finance II BV	3.500%	3/2/27	11,000	11,991
	LYB International Finance III LLC	1.250%	10/1/25	2,650	2,645
	LYB International Finance III LLC	3.375%	5/1/30	6,615	7,179
	LYB International Finance III LLC	2.250%	10/1/30	5,100	5,107

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	LYB International Finance III LLC	3.375%	10/1/40	3,900	4,026
	LYB International Finance III LLC	4.200%	10/15/49	6,460	7,350
	LYB International Finance III LLC	4.200%	5/1/50	11,060	12,603
	LYB International Finance III LLC	3.625%	4/1/51	22,018	23,002
	LYB International Finance III LLC	3.800%	10/1/60	4,650	4,844
	LyondellBasell Industries NV	5.750%	4/15/24	8,658	9,620
	LyondellBasell Industries NV	4.625%	2/26/55	7,050	8,513
	Martin Marietta Materials Inc.	0.650%	7/15/23	2,000	2,003
	Martin Marietta Materials Inc.	4.250%	7/2/24	2,985	3,237
	Martin Marietta Materials Inc.	3.450%	6/1/27	3,225	3,514
	Martin Marietta Materials Inc.	3.500%	12/15/27	3,707	4,080
[3]	Martin Marietta Materials Inc.	2.500%	3/15/30	4,200	4,281
	Martin Marietta Materials Inc.	2.400%	7/15/31	6,000	6,031
	Martin Marietta Materials Inc.	4.250%	12/15/47	7,950	9,220
	Martin Marietta Materials Inc.	3.200%	7/15/51	8,800	8,750
	Mosaic Co.	3.250%	11/15/22	10,450	10,753
	Mosaic Co.	4.250%	11/15/23	12,507	13,339
	Mosaic Co.	4.050%	11/15/27	3,260	3,660
	Mosaic Co.	5.450%	11/15/33	1,805	2,259
	Mosaic Co.	4.875%	11/15/41	4,945	5,826
	Mosaic Co.	5.625%	11/15/43	4,400	5,819
	NewMarket Corp.	2.700%	3/18/31	5,000	5,004
	Newmont Corp.	3.700%	3/15/23	2,872	2,976
	Newmont Corp.	2.800%	10/1/29	15,830	16,481
	Newmont Corp.	2.250%	10/1/30	11,300	11,243
[3]	Newmont Corp.	5.875%	4/1/35	1,080	1,427
	Newmont Corp.	6.250%	10/1/39	7,126	10,080
	Newmont Corp.	4.875%	3/15/42	12,739	15,958
	Newmont Corp.	5.450%	6/9/44	5,894	7,957
	Nucor Corp.	4.000%	8/1/23	8,027	8,474
	Nucor Corp.	2.000%	6/1/25	12,204	12,559
	Nucor Corp.	3.950%	5/1/28	2,700	3,033
	Nucor Corp.	2.700%	6/1/30	7,200	7,502
[7]	Nucor Corp.	2.979%	12/15/55	16,337	15,915
	Nutrien Ltd.	3.150%	10/1/22	4,135	4,221
	Nutrien Ltd.	1.900%	5/13/23	4,300	4,392
	Nutrien Ltd.	3.500%	6/1/23	6,664	6,938
	Nutrien Ltd.	3.625%	3/15/24	500	532
	Nutrien Ltd.	3.375%	3/15/25	5,500	5,889
	Nutrien Ltd.	3.000%	4/1/25	4,000	4,236
	Nutrien Ltd.	4.000%	12/15/26	4,800	5,365
	Nutrien Ltd.	2.950%	5/13/30	13,542	14,296
	Nutrien Ltd.	4.125%	3/15/35	5,525	6,261
	Nutrien Ltd.	7.125%	5/23/36	200	297
	Nutrien Ltd.	5.625%	12/1/40	4,875	6,588
	Nutrien Ltd.	6.125%	1/15/41	5,455	7,731
	Nutrien Ltd.	4.900%	6/1/43	6,810	8,565
	Nutrien Ltd.	5.250%	1/15/45	4,520	5,953
	Nutrien Ltd.	5.000%	4/1/49	11,246	14,713
	Nutrien Ltd.	3.950%	5/13/50	6,000	6,826
	Packaging Corp. of America	4.500%	11/1/23	8,345	8,941
	Packaging Corp. of America	3.650%	9/15/24	6,570	7,061
	Packaging Corp. of America	3.400%	12/15/27	3,700	4,039
	Packaging Corp. of America	3.000%	12/15/29	12,703	13,411
	Packaging Corp. of America	4.050%	12/15/49	2,400	2,785
	Packaging Corp. of America	3.050%	10/1/51	7,400	7,306
	PPG Industries Inc.	2.400%	8/15/24	10,920	11,399
	PPG Industries Inc.	1.200%	3/15/26	7,500	7,458

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
PPG Industries Inc.	2.550%	6/15/30	5,000	5,140
Reliance Steel & Aluminum Co.	4.500%	4/15/23	4,225	4,434
Reliance Steel & Aluminum Co.	1.300%	8/15/25	1,500	1,496
Reliance Steel & Aluminum Co.	2.150%	8/15/30	14,511	14,184
Rio Tinto Alcan Inc.	6.125%	12/15/33	3,229	4,471
Rio Tinto Alcan Inc.	5.750%	6/1/35	5,935	8,070
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	33,719	36,856
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	375	500
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	5,485	7,337
Rio Tinto Finance USA plc	4.750%	3/22/42	5,975	7,669
Rio Tinto Finance USA plc	4.125%	8/21/42	6,941	8,373
Rohm & Haas Co.	7.850%	7/15/29	2,637	3,618
RPM International Inc.	3.450%	11/15/22	3,275	3,356
RPM International Inc.	3.750%	3/15/27	5,890	6,444
RPM International Inc.	4.550%	3/1/29	2,575	2,943
RPM International Inc.	5.250%	6/1/45	3,892	4,897
RPM International Inc.	4.250%	1/15/48	10,630	11,854
Sherwin-Williams Co.	3.125%	6/1/24	4,375	4,634
Sherwin-Williams Co.	3.450%	8/1/25	5,425	5,876
Sherwin-Williams Co.	3.950%	1/15/26	11,644	12,877
Sherwin-Williams Co.	3.450%	6/1/27	20,800	22,814
Sherwin-Williams Co.	2.950%	8/15/29	22,000	23,299
Sherwin-Williams Co.	4.000%	12/15/42	1,000	1,134
Sherwin-Williams Co.	4.550%	8/1/45	1,590	1,946
Sherwin-Williams Co.	4.500%	6/1/47	15,367	18,712
Sherwin-Williams Co.	3.800%	8/15/49	6,138	6,874
Sherwin-Williams Co.	3.300%	5/15/50	8,000	8,284
Sonoco Products Co.	3.125%	5/1/30	4,175	4,427
Southern Copper Corp.	3.500%	11/8/22	2,400	2,477
Southern Copper Corp.	3.875%	4/23/25	3,600	3,907
Southern Copper Corp.	7.500%	7/27/35	3,725	5,333
Southern Copper Corp.	6.750%	4/16/40	10,050	14,036
Southern Copper Corp.	5.250%	11/8/42	14,845	18,468
Southern Copper Corp.	5.875%	4/23/45	18,412	24,875
Steel Dynamics Inc.	2.800%	12/15/24	8,598	9,065
Steel Dynamics Inc.	2.400%	6/15/25	3,000	3,123
Steel Dynamics Inc.	1.650%	10/15/27	3,200	3,166
Steel Dynamics Inc.	3.450%	4/15/30	16,595	17,898
Steel Dynamics Inc.	3.250%	1/15/31	7,000	7,461
Steel Dynamics Inc.	3.250%	10/15/50	8,513	8,373
Suzano Austria GmbH	6.000%	1/15/29	18,350	21,544
Suzano Austria GmbH	5.000%	1/15/30	7,450	8,270
Suzano Austria GmbH	3.750%	1/15/31	11,400	11,736
Suzano Austria GmbH	3.125%	1/15/32	16,000	15,474
Teck Resources Ltd.	3.900%	7/15/30	5,000	5,430
Teck Resources Ltd.	6.125%	10/1/35	10,541	13,621
Teck Resources Ltd.	6.000%	8/15/40	4,730	6,085
Teck Resources Ltd.	6.250%	7/15/41	10,800	14,425
Vale Canada Ltd.	7.200%	9/15/32	2,712	3,438
Vale Overseas Ltd.	6.250%	8/10/26	20,860	24,731
Vale Overseas Ltd.	3.750%	7/8/30	19,400	20,097
Vale Overseas Ltd.	8.250%	1/17/34	500	722
Vale Overseas Ltd.	6.875%	11/21/36	17,269	23,089
Vale Overseas Ltd.	6.875%	11/10/39	15,015	20,320
Vale SA	5.625%	9/11/42	6,897	8,477
Vulcan Materials Co.	4.500%	4/1/25	2,750	3,039
Vulcan Materials Co.	3.500%	6/1/30	7,954	8,729
Vulcan Materials Co.	4.500%	6/15/47	9,737	11,777

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westlake Chemical Corp.	3.600%	8/15/26	7,804	8,581
	Westlake Chemical Corp.	3.375%	6/15/30	3,000	3,234
	Westlake Chemical Corp.	2.875%	8/15/41	3,600	3,434
	Westlake Chemical Corp.	5.000%	8/15/46	13,510	16,732
	Westlake Chemical Corp.	4.375%	11/15/47	975	1,114
	Westlake Chemical Corp.	3.125%	8/15/51	6,300	5,942
	Westlake Chemical Corp.	3.375%	8/15/61	4,700	4,418
	WestRock MWV LLC	8.200%	1/15/30	4,304	6,019
	WestRock MWV LLC	7.950%	2/15/31	3,000	4,259
	WestRock RKT LLC	4.000%	3/1/23	2,865	2,976
	WRKCo Inc.	3.000%	9/15/24	10,620	11,243
	WRKCo Inc.	3.750%	3/15/25	4,789	5,180
	WRKCo Inc.	4.650%	3/15/26	10,545	11,964
	WRKCo Inc.	3.375%	9/15/27	9,950	10,824
	WRKCo Inc.	4.000%	3/15/28	5,375	6,007
	WRKCo Inc.	3.900%	6/1/28	2,300	2,562
	WRKCo Inc.	4.900%	3/15/29	7,040	8,342
	WRKCo Inc.	4.200%	6/1/32	4,550	5,229
	WRKCo Inc.	3.000%	6/15/33	4,000	4,173
[7]	Yamana Gold Inc.	2.630%	8/15/31	4,000	3,898
					2,069,425
Real Estate (1.1%)
	Agree LP	2.000%	6/15/28	7,475	7,414
	Agree LP	2.600%	6/15/33	3,650	3,625
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	17,199	18,593
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	9,089	10,139
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	11,430	12,624
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	4,030	4,514
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	2,375	2,765
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	1,046	1,089
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	6,725	7,977
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	6,213	7,514
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	13,500	14,705
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	5,900	5,720
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	24,555	23,157
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	2,525	3,243
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	5,500	6,316
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	7,000	6,817
	American Assets Trust LP	3.375%	2/1/31	4,996	5,172
	American Campus Communities Operating Partnership LP	4.125%	7/1/24	3,575	3,880
	American Campus Communities Operating Partnership LP	3.300%	7/15/26	3,793	4,064
	American Campus Communities Operating Partnership LP	3.625%	11/15/27	3,075	3,353
	American Campus Communities Operating Partnership LP	2.850%	2/1/30	8,030	8,253
	American Campus Communities Operating Partnership LP	3.875%	1/30/31	2,750	3,073
	American Homes 4 Rent LP	4.250%	2/15/28	1,220	1,379
	American Homes 4 Rent LP	4.900%	2/15/29	3,625	4,241
	American Homes 4 Rent LP	3.375%	7/15/51	2,000	2,025
	American Tower Corp.	4.700%	3/15/22	5,000	5,087
	American Tower Corp.	3.500%	1/31/23	27,228	28,341
	American Tower Corp.	0.600%	1/15/24	5,515	5,505
	American Tower Corp.	5.000%	2/15/24	14,707	16,157
	American Tower Corp.	3.375%	5/15/24	9,545	10,157
	American Tower Corp.	2.950%	1/15/25	2,700	2,852

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Tower Corp.	2.400%	3/15/25	7,485	7,783
	American Tower Corp.	4.000%	6/1/25	3,822	4,169
	American Tower Corp.	1.300%	9/15/25	4,375	4,378
	American Tower Corp.	1.600%	4/15/26	7,300	7,333
	American Tower Corp.	1.450%	9/15/26	6,000	5,971
	American Tower Corp.	3.375%	10/15/26	18,670	20,210
	American Tower Corp.	3.125%	1/15/27	10,590	11,283
	American Tower Corp.	3.550%	7/15/27	7,860	8,561
	American Tower Corp.	3.600%	1/15/28	2,219	2,417
	American Tower Corp.	1.500%	1/31/28	8,680	8,418
	American Tower Corp.	3.950%	3/15/29	10,750	11,971
	American Tower Corp.	3.800%	8/15/29	14,210	15,735
	American Tower Corp.	2.900%	1/15/30	7,000	7,286
	American Tower Corp.	2.100%	6/15/30	7,000	6,847
	American Tower Corp.	1.875%	10/15/30	7,500	7,201
	American Tower Corp.	2.700%	4/15/31	7,450	7,626
	American Tower Corp.	2.300%	9/15/31	7,000	6,912
	American Tower Corp.	3.700%	10/15/49	7,082	7,652
	American Tower Corp.	3.100%	6/15/50	8,975	8,752
	American Tower Corp.	2.950%	1/15/51	17,192	16,236
[3]	AvalonBay Communities Inc.	2.850%	3/15/23	4,890	5,023
[3]	AvalonBay Communities Inc.	4.200%	12/15/23	1,680	1,799
[3]	AvalonBay Communities Inc.	3.500%	11/15/24	2,447	2,637
[3]	AvalonBay Communities Inc.	3.450%	6/1/25	4,295	4,640
[3]	AvalonBay Communities Inc.	2.950%	5/11/26	10,330	11,077
[3]	AvalonBay Communities Inc.	2.900%	10/15/26	4,750	5,098
[3]	AvalonBay Communities Inc.	3.350%	5/15/27	5,000	5,493
[3]	AvalonBay Communities Inc.	3.200%	1/15/28	4,175	4,514
[3]	AvalonBay Communities Inc.	2.300%	3/1/30	11,600	11,787
[3]	AvalonBay Communities Inc.	2.450%	1/15/31	2,360	2,418
	AvalonBay Communities Inc.	2.050%	1/15/32	20,000	19,724
[3]	AvalonBay Communities Inc.	3.900%	10/15/46	2,755	3,234
[3]	AvalonBay Communities Inc.	4.150%	7/1/47	1,000	1,219
	Boston Properties LP	3.850%	2/1/23	8,325	8,621
	Boston Properties LP	3.125%	9/1/23	1,771	1,847
	Boston Properties LP	3.800%	2/1/24	4,551	4,835
	Boston Properties LP	3.200%	1/15/25	15,121	16,058
	Boston Properties LP	3.650%	2/1/26	7,250	7,906
	Boston Properties LP	2.750%	10/1/26	2,300	2,427
	Boston Properties LP	4.500%	12/1/28	4,700	5,413
	Boston Properties LP	3.400%	6/21/29	5,940	6,421
	Boston Properties LP	2.900%	3/15/30	10,914	11,310
	Boston Properties LP	3.250%	1/30/31	8,430	8,938
	Brandywine Operating Partnership LP	3.950%	2/15/23	5,475	5,684
	Brandywine Operating Partnership LP	3.950%	11/15/27	20,952	22,796
	Brixmor Operating Partnership LP	3.850%	2/1/25	12,425	13,430
	Brixmor Operating Partnership LP	4.125%	6/15/26	15,188	16,837
	Brixmor Operating Partnership LP	3.900%	3/15/27	7,225	7,910
	Brixmor Operating Partnership LP	2.250%	4/1/28	3,394	3,425
	Brixmor Operating Partnership LP	4.125%	5/15/29	5,000	5,619
	Brixmor Operating Partnership LP	4.050%	7/1/30	18,093	20,149
	Brixmor Operating Partnership LP	2.500%	8/16/31	5,000	4,931
	Broadstone Net Lease LLC	2.600%	9/15/31	2,425	2,397
	Camden Property Trust	2.950%	12/15/22	5,575	5,703
	Camden Property Trust	4.100%	10/15/28	5,475	6,262
	Camden Property Trust	3.150%	7/1/29	10,165	10,980
	Camden Property Trust	2.800%	5/15/30	27,145	28,656
	Camden Property Trust	3.350%	11/1/49	1,550	1,697

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
CBRE Services Inc.	4.875%	3/1/26	8,208	9,379
CBRE Services Inc.	2.500%	4/1/31	5,000	5,029
CC Holdings GS V LLC	3.849%	4/15/23	9,550	10,027
Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	5,535	5,973
Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	5,675	6,016
Corporate Office Properties LP	2.250%	3/15/26	1,500	1,536
Corporate Office Properties LP	2.750%	4/15/31	5,100	5,155
Crown Castle International Corp.	3.150%	7/15/23	5,525	5,771
Crown Castle International Corp.	3.200%	9/1/24	7,750	8,245
Crown Castle International Corp.	1.350%	7/15/25	4,000	4,018
Crown Castle International Corp.	4.450%	2/15/26	12,670	14,186
Crown Castle International Corp.	3.700%	6/15/26	19,130	20,904
Crown Castle International Corp.	1.050%	7/15/26	10,000	9,796
Crown Castle International Corp.	4.000%	3/1/27	2,275	2,535
Crown Castle International Corp.	3.650%	9/1/27	10,000	10,980
Crown Castle International Corp.	3.800%	2/15/28	13,200	14,529
Crown Castle International Corp.	4.300%	2/15/29	5,827	6,623
Crown Castle International Corp.	3.100%	11/15/29	5,175	5,436
Crown Castle International Corp.	3.300%	7/1/30	7,780	8,294
Crown Castle International Corp.	2.250%	1/15/31	12,591	12,303
Crown Castle International Corp.	2.100%	4/1/31	12,000	11,570
Crown Castle International Corp.	2.500%	7/15/31	8,000	7,980
Crown Castle International Corp.	2.900%	4/1/41	14,500	13,938
Crown Castle International Corp.	4.750%	5/15/47	2,200	2,700
Crown Castle International Corp.	5.200%	2/15/49	7,750	10,035
Crown Castle International Corp.	4.000%	11/15/49	2,000	2,211
Crown Castle International Corp.	4.150%	7/1/50	4,671	5,303
Crown Castle International Corp.	3.250%	1/15/51	7,900	7,830
CubeSmart LP	4.375%	12/15/23	6,650	7,127
CubeSmart LP	4.000%	11/15/25	1,375	1,505
CubeSmart LP	3.125%	9/1/26	5,425	5,768
CubeSmart LP	4.375%	2/15/29	1,925	2,193
CubeSmart LP	3.000%	2/15/30	1,850	1,945
CubeSmart LP	2.000%	2/15/31	1,250	1,216
CyrusOne LP	2.900%	11/15/24	5,370	5,627
CyrusOne LP	3.450%	11/15/29	5,625	5,861
CyrusOne LP	2.150%	11/1/30	3,790	3,569
Digital Realty Trust LP	4.750%	10/1/25	5,102	5,758
Digital Realty Trust LP	3.700%	8/15/27	5,350	5,943
Digital Realty Trust LP	4.450%	7/15/28	8,283	9,497
Digital Realty Trust LP	3.600%	7/1/29	18,375	20,141
Duke Realty LP	3.750%	12/1/24	2,179	2,350
Duke Realty LP	3.250%	6/30/26	4,050	4,365
Duke Realty LP	4.000%	9/15/28	2,025	2,292
Duke Realty LP	2.875%	11/15/29	1,000	1,053
Duke Realty LP	1.750%	7/1/30	9,000	8,635
Duke Realty LP	1.750%	2/1/31	2,000	1,908
Duke Realty LP	3.050%	3/1/50	4,800	4,720
EPR Properties	4.500%	4/1/25	669	713
EPR Properties	4.500%	6/1/27	5,070	5,503
EPR Properties	3.750%	8/15/29	3,432	3,544
Equinix Inc.	2.625%	11/18/24	13,750	14,406
Equinix Inc.	1.250%	7/15/25	4,000	3,988
Equinix Inc.	1.000%	9/15/25	3,000	2,961
Equinix Inc.	1.450%	5/15/26	3,000	2,991
Equinix Inc.	2.900%	11/18/26	10,000	10,608

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Equinix Inc.	1.800%	7/15/27	13,000	13,077
Equinix Inc.	1.550%	3/15/28	3,000	2,933
Equinix Inc.	2.000%	5/15/28	4,000	4,005
Equinix Inc.	3.200%	11/18/29	11,025	11,692
Equinix Inc.	2.150%	7/15/30	12,000	11,738
Equinix Inc.	2.500%	5/15/31	7,950	8,004
Equinix Inc.	3.000%	7/15/50	5,500	5,260
Equinix Inc.	2.950%	9/15/51	5,485	5,135
Equinix Inc.	3.400%	2/15/52	4,000	4,085
ERP Operating LP	3.000%	4/15/23	1,675	1,732
ERP Operating LP	3.375%	6/1/25	300	322
ERP Operating LP	2.850%	11/1/26	13,030	13,875
ERP Operating LP	3.500%	3/1/28	7,000	7,686
ERP Operating LP	4.150%	12/1/28	8,100	9,245
ERP Operating LP	3.000%	7/1/29	11,195	11,953
ERP Operating LP	2.500%	2/15/30	10,000	10,265
ERP Operating LP	4.500%	7/1/44	4,700	5,887
ERP Operating LP	4.500%	6/1/45	3,750	4,701
ERP Operating LP	4.000%	8/1/47	2,775	3,273
Essential Properties LP	2.950%	7/15/31	3,900	3,920
Essex Portfolio LP	3.250%	5/1/23	1,425	1,477
Essex Portfolio LP	3.875%	5/1/24	1,575	1,684
Essex Portfolio LP	3.500%	4/1/25	8,950	9,625
Essex Portfolio LP	3.375%	4/15/26	9,915	10,695
Essex Portfolio LP	1.700%	3/1/28	4,000	3,931
Essex Portfolio LP	4.000%	3/1/29	5,795	6,492
Essex Portfolio LP	3.000%	1/15/30	9,630	10,132
Essex Portfolio LP	1.650%	1/15/31	2,500	2,338
Essex Portfolio LP	2.650%	3/15/32	7,260	7,352
Essex Portfolio LP	4.500%	3/15/48	6,839	8,370
Essex Portfolio LP	2.650%	9/1/50	5,089	4,559
Extra Space Storage LP	2.550%	6/1/31	4,250	4,257
Extra Space Storage LP	2.350%	3/15/32	3,000	2,932
Federal Realty Investment Trust	2.750%	6/1/23	2,650	2,732
Federal Realty Investment Trust	3.950%	1/15/24	5,000	5,331
Federal Realty Investment Trust	3.250%	7/15/27	4,725	5,098
Federal Realty Investment Trust	3.200%	6/15/29	3,350	3,577
Federal Realty Investment Trust	3.500%	6/1/30	2,000	2,171
Federal Realty Investment Trust	4.500%	12/1/44	6,600	7,865
GLP Capital LP	5.375%	11/1/23	5,000	5,397
GLP Capital LP	5.250%	6/1/25	9,354	10,438
GLP Capital LP	5.375%	4/15/26	10,406	11,842
GLP Capital LP	5.750%	6/1/28	4,750	5,604
GLP Capital LP	5.300%	1/15/29	11,225	13,004
GLP Capital LP	4.000%	1/15/30	6,750	7,266
GLP Capital LP	4.000%	1/15/31	6,000	6,469
Healthcare Realty Trust Inc.	3.625%	1/15/28	4,810	5,262
Healthcare Realty Trust Inc.	2.400%	3/15/30	4,000	4,031
Healthcare Realty Trust Inc.	2.050%	3/15/31	2,500	2,430
Healthcare Trust of America Holdings LP	3.500%	8/1/26	3,300	3,580
Healthcare Trust of America Holdings LP	3.750%	7/1/27	4,475	4,945
Healthcare Trust of America Holdings LP	3.100%	2/15/30	3,405	3,579
Healthcare Trust of America Holdings LP	2.000%	3/15/31	14,900	14,315
Healthpeak Properties Inc.	3.400%	2/1/25	2,596	2,769
Healthpeak Properties Inc.	4.000%	6/1/25	388	424
Healthpeak Properties Inc.	3.250%	7/15/26	5,000	5,425
Healthpeak Properties Inc.	3.500%	7/15/29	11,270	12,338
Healthpeak Properties Inc.	3.000%	1/15/30	10,300	10,860

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Healthpeak Properties Inc.	2.875%	1/15/31	5,000	5,213
	Healthpeak Properties Inc.	6.750%	2/1/41	1,496	2,247
	Highwoods Realty LP	3.875%	3/1/27	3,850	4,263
	Highwoods Realty LP	4.125%	3/15/28	3,000	3,344
	Highwoods Realty LP	3.050%	2/15/30	11,000	11,483
	Highwoods Realty LP	2.600%	2/1/31	11,053	11,129
[3]	Host Hotels & Resorts LP	3.750%	10/15/23	6,034	6,322
[3]	Host Hotels & Resorts LP	4.000%	6/15/25	6,328	6,786
[3]	Host Hotels & Resorts LP	3.375%	12/15/29	5,270	5,425
[3]	Host Hotels & Resorts LP	3.500%	9/15/30	14,000	14,543
	Hudson Pacific Properties LP	3.950%	11/1/27	2,500	2,738
	Hudson Pacific Properties LP	4.650%	4/1/29	1,500	1,723
	Hudson Pacific Properties LP	3.250%	1/15/30	2,585	2,714
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	3,000	2,883
	Jones Lang LaSalle Inc.	4.400%	11/15/22	1,150	1,185
	Kilroy Realty LP	3.800%	1/15/23	9,250	9,557
	Kilroy Realty LP	3.450%	12/15/24	2,000	2,136
	Kilroy Realty LP	4.375%	10/1/25	800	891
	Kilroy Realty LP	4.750%	12/15/28	2,150	2,490
	Kilroy Realty LP	4.250%	8/15/29	2,975	3,362
	Kilroy Realty LP	3.050%	2/15/30	10,025	10,513
	Kilroy Realty LP	2.500%	11/15/32	6,350	6,242
[5]	Kilroy Realty LP	2.650%	11/15/33	14,350	14,165
	Kimco Realty Corp.	3.375%	10/15/22	8,375	8,566
	Kimco Realty Corp.	3.400%	11/1/22	7,275	7,473
	Kimco Realty Corp.	3.500%	4/15/23	2,200	2,281
	Kimco Realty Corp.	3.125%	6/1/23	875	907
	Kimco Realty Corp.	4.450%	1/15/24	600	641
	Kimco Realty Corp.	3.300%	2/1/25	3,125	3,330
	Kimco Realty Corp.	3.850%	6/1/25	900	969
	Kimco Realty Corp.	2.800%	10/1/26	1,893	2,009
	Kimco Realty Corp.	1.900%	3/1/28	16,200	16,191
	Kimco Realty Corp.	2.700%	10/1/30	4,000	4,116
	Kimco Realty Corp.	2.250%	12/1/31	3,000	2,940
	Kimco Realty Corp.	4.250%	4/1/45	325	375
	Kimco Realty Corp.	4.125%	12/1/46	400	457
	Kimco Realty Corp.	4.450%	9/1/47	3,050	3,665
	Kimco Realty Corp.	3.700%	10/1/49	6,021	6,506
	Kite Realty Group LP	4.000%	10/1/26	7,900	8,518
	Lexington Realty Trust	2.700%	9/15/30	2,500	2,531
	Lexington Realty Trust	2.375%	10/1/31	6,000	5,830
	Life Storage LP	3.500%	7/1/26	9,625	10,489
	Life Storage LP	3.875%	12/15/27	1,000	1,124
	Life Storage LP	4.000%	6/15/29	1,950	2,182
	Life Storage LP	2.200%	10/15/30	2,500	2,476
[5]	Life Storage LP	2.400%	10/15/31	9,000	8,919
	Mid-America Apartments LP	4.300%	10/15/23	2,400	2,555
	Mid-America Apartments LP	3.750%	6/15/24	2,725	2,920
	Mid-America Apartments LP	4.000%	11/15/25	75	82
	Mid-America Apartments LP	1.100%	9/15/26	8,897	8,779
	Mid-America Apartments LP	3.600%	6/1/27	7,770	8,576
	Mid-America Apartments LP	3.950%	3/15/29	4,535	5,105
	Mid-America Apartments LP	2.750%	3/15/30	5,245	5,456
	Mid-America Apartments LP	1.700%	2/15/31	5,000	4,749
	Mid-America Apartments LP	2.875%	9/15/51	2,400	2,306
	National Health Investors Inc.	3.000%	2/1/31	8,500	8,263
	National Retail Properties Inc.	3.900%	6/15/24	2,750	2,951

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	National Retail Properties Inc.	4.000%	11/15/25	3,145	3,469
	National Retail Properties Inc.	3.600%	12/15/26	2,475	2,692
	National Retail Properties Inc.	3.500%	10/15/27	1,050	1,139
	National Retail Properties Inc.	4.300%	10/15/28	2,500	2,830
	National Retail Properties Inc.	2.500%	4/15/30	8,375	8,482
	National Retail Properties Inc.	4.800%	10/15/48	2,275	2,840
	National Retail Properties Inc.	3.100%	4/15/50	8,375	8,103
	National Retail Properties Inc.	3.500%	4/15/51	12,200	12,711
	National Retail Properties Inc.	3.000%	4/15/52	5,000	4,741
	Office Properties Income Trust	4.250%	5/15/24	1,325	1,405
	Office Properties Income Trust	4.500%	2/1/25	7,051	7,559
	Office Properties Income Trust	2.650%	6/15/26	3,663	3,694
	Office Properties Income Trust	3.450%	10/15/31	2,130	2,092
	Omega Healthcare Investors Inc.	4.375%	8/1/23	13,023	13,790
	Omega Healthcare Investors Inc.	4.950%	4/1/24	3,325	3,617
	Omega Healthcare Investors Inc.	4.500%	1/15/25	6,765	7,370
	Omega Healthcare Investors Inc.	5.250%	1/15/26	5,250	5,962
	Omega Healthcare Investors Inc.	4.500%	4/1/27	11,875	13,223
	Omega Healthcare Investors Inc.	4.750%	1/15/28	3,984	4,480
	Omega Healthcare Investors Inc.	3.625%	10/1/29	17,270	18,183
	Omega Healthcare Investors Inc.	3.375%	2/1/31	22,979	23,402
	Omega Healthcare Investors Inc.	3.250%	4/15/33	4,500	4,460
[5]	Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	7,500	7,416
	Physicians Realty LP	4.300%	3/15/27	6,400	7,233
	Physicians Realty LP	3.950%	1/15/28	3,000	3,293
	Piedmont Operating Partnership LP	3.400%	6/1/23	4,950	5,122
	Piedmont Operating Partnership LP	4.450%	3/15/24	1,750	1,872
	Piedmont Operating Partnership LP	3.150%	8/15/30	4,637	4,773
	Piedmont Operating Partnership LP	2.750%	4/1/32	3,000	2,956
	Prologis LP	2.125%	4/15/27	3,395	3,518
	Prologis LP	3.875%	9/15/28	2,500	2,839
	Prologis LP	4.375%	2/1/29	4,000	4,663
	Prologis LP	2.250%	4/15/30	14,009	14,211
	Prologis LP	1.250%	10/15/30	8,000	7,496
	Prologis LP	1.625%	3/15/31	8,377	8,079
	Prologis LP	4.375%	9/15/48	3,500	4,440
	Prologis LP	3.000%	4/15/50	7,089	7,244
	Prologis LP	2.125%	10/15/50	11,618	9,924
	Public Storage	0.875%	2/15/26	2,600	2,569
	Public Storage	3.094%	9/15/27	6,600	7,194
	Public Storage	1.850%	5/1/28	7,000	7,079
	Public Storage	3.385%	5/1/29	4,855	5,333
	Public Storage	2.300%	5/1/31	7,600	7,697
	Rayonier LP	2.750%	5/17/31	2,000	2,000
	Realty Income Corp.	4.650%	8/1/23	1,825	1,946
	Realty Income Corp.	3.875%	7/15/24	1,950	2,105
	Realty Income Corp.	3.875%	4/15/25	6,840	7,491
	Realty Income Corp.	0.750%	3/15/26	3,811	3,723
	Realty Income Corp.	4.125%	10/15/26	10,420	11,704
	Realty Income Corp.	3.000%	1/15/27	5,200	5,568
	Realty Income Corp.	3.650%	1/15/28	7,725	8,566
	Realty Income Corp.	3.250%	6/15/29	4,053	4,417
	Realty Income Corp.	3.250%	1/15/31	15,696	17,029
	Realty Income Corp.	1.800%	3/15/33	13,000	12,311
	Realty Income Corp.	4.650%	3/15/47	7,155	9,218
	Regency Centers LP	3.600%	2/1/27	2,010	2,214
	Regency Centers LP	4.125%	3/15/28	1,375	1,542

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Regency Centers LP	2.950%	9/15/29	1,500	1,575
	Regency Centers LP	3.700%	6/15/30	5,000	5,524
	Regency Centers LP	4.400%	2/1/47	5,650	6,604
	Regency Centers LP	4.650%	3/15/49	4,225	5,146
	Retail Properties of America Inc.	4.750%	9/15/30	3,000	3,308
	Rexford Industrial Realty LP	2.125%	12/1/30	3,000	2,908
	Rexford Industrial Realty LP	2.150%	9/1/31	2,000	1,929
	Sabra Health Care LP	4.800%	6/1/24	1,840	2,026
	Sabra Health Care LP	5.125%	8/15/26	12,500	13,988
	Sabra Health Care LP	3.900%	10/15/29	8,975	9,452
	Sabra Health Care LP	3.200%	12/1/31	6,150	6,046
	Safehold Operating Partnership LP	2.800%	6/15/31	7,000	7,016
	Simon Property Group LP	2.750%	6/1/23	6,000	6,196
	Simon Property Group LP	3.750%	2/1/24	5,000	5,325
	Simon Property Group LP	2.000%	9/13/24	2,170	2,245
	Simon Property Group LP	3.375%	10/1/24	4,212	4,507
	Simon Property Group LP	3.500%	9/1/25	8,639	9,397
	Simon Property Group LP	3.300%	1/15/26	12,941	14,012
	Simon Property Group LP	3.250%	11/30/26	2,800	3,036
	Simon Property Group LP	1.375%	1/15/27	5,000	4,952
	Simon Property Group LP	3.375%	6/15/27	17,557	19,168
	Simon Property Group LP	3.375%	12/1/27	4,700	5,117
	Simon Property Group LP	1.750%	2/1/28	7,750	7,692
	Simon Property Group LP	2.450%	9/13/29	22,561	23,035
	Simon Property Group LP	2.650%	7/15/30	11,500	11,828
	Simon Property Group LP	2.200%	2/1/31	6,800	6,692
	Simon Property Group LP	2.250%	1/15/32	5,250	5,127
	Simon Property Group LP	6.750%	2/1/40	7,250	10,775
	Simon Property Group LP	4.750%	3/15/42	5,448	6,678
	Simon Property Group LP	4.250%	10/1/44	2,613	3,031
	Simon Property Group LP	4.250%	11/30/46	4,700	5,440
	Simon Property Group LP	3.250%	9/13/49	7,633	7,727
	Simon Property Group LP	3.800%	7/15/50	10,450	11,504
	SITE Centers Corp.	3.900%	8/15/24	9,955	10,392
	SITE Centers Corp.	3.625%	2/1/25	5,900	6,258
	SITE Centers Corp.	4.250%	2/1/26	1,700	1,845
	SITE Centers Corp.	4.700%	6/1/27	11,350	12,781
	SL Green Operating Partnership LP	3.250%	10/15/22	3,300	3,383
	Spirit Realty LP	3.200%	1/15/27	445	474
	Spirit Realty LP	2.100%	3/15/28	5,000	4,954
	Spirit Realty LP	4.000%	7/15/29	2,650	2,936
	Spirit Realty LP	3.200%	2/15/31	2,450	2,547
	Spirit Realty LP	2.700%	2/15/32	4,050	4,019
	STORE Capital Corp.	4.500%	3/15/28	2,195	2,475
	STORE Capital Corp.	4.625%	3/15/29	5,000	5,690
	STORE Capital Corp.	2.750%	11/18/30	1,500	1,507
	Tanger Properties LP	3.125%	9/1/26	4,710	4,911
	Tanger Properties LP	3.875%	7/15/27	2,600	2,809
	Tanger Properties LP	2.750%	9/1/31	5,000	4,795
[3]	UDR Inc.	2.950%	9/1/26	7,465	7,932
[3]	UDR Inc.	3.500%	7/1/27	5,250	5,749
[3]	UDR Inc.	3.500%	1/15/28	5,075	5,524
	UDR Inc.	3.000%	8/15/31	3,500	3,664
[3]	UDR Inc.	2.100%	8/1/32	4,000	3,850
[3]	UDR Inc.	1.900%	3/15/33	7,500	6,995
[3]	UDR Inc.	2.100%	6/15/33	3,950	3,773
	UDR Inc.	3.100%	11/1/34	3,335	3,483
	Ventas Realty LP	3.500%	4/15/24	3,075	3,273

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ventas Realty LP	3.750%	5/1/24	2,325	2,474
	Ventas Realty LP	2.650%	1/15/25	3,610	3,767
	Ventas Realty LP	3.500%	2/1/25	8,000	8,545
	Ventas Realty LP	4.125%	1/15/26	1,825	2,013
	Ventas Realty LP	3.250%	10/15/26	9,075	9,718
	Ventas Realty LP	3.850%	4/1/27	2,075	2,294
	Ventas Realty LP	4.000%	3/1/28	12,985	14,459
	Ventas Realty LP	4.400%	1/15/29	1,865	2,130
	Ventas Realty LP	3.000%	1/15/30	3,865	4,026
	Ventas Realty LP	4.750%	11/15/30	765	900
	Ventas Realty LP	5.700%	9/30/43	1,000	1,330
	Ventas Realty LP	4.375%	2/1/45	5,740	6,529
	Ventas Realty LP	4.875%	4/15/49	1,200	1,499
	VEREIT Operating Partnership LP	4.600%	2/6/24	2,550	2,752
	VEREIT Operating Partnership LP	4.625%	11/1/25	5,883	6,615
	VEREIT Operating Partnership LP	4.875%	6/1/26	2,925	3,349
	VEREIT Operating Partnership LP	3.950%	8/15/27	4,350	4,867
	VEREIT Operating Partnership LP	3.400%	1/15/28	6,000	6,484
	VEREIT Operating Partnership LP	2.200%	6/15/28	3,500	3,543
	VEREIT Operating Partnership LP	3.100%	12/15/29	16,600	17,671
	VEREIT Operating Partnership LP	2.850%	12/15/32	7,000	7,270
	Vornado Realty LP	3.500%	1/15/25	3,524	3,750
	Vornado Realty LP	2.150%	6/1/26	1,900	1,931
[7]	WEA Finance LLC	3.750%	9/17/24	500	532
	Welltower Inc.	4.500%	1/15/24	5,500	5,909
	Welltower Inc.	3.625%	3/15/24	10,990	11,718
	Welltower Inc.	4.000%	6/1/25	18,665	20,417
	Welltower Inc.	4.250%	4/1/26	16,567	18,525
	Welltower Inc.	2.700%	2/15/27	9,262	9,786
	Welltower Inc.	4.250%	4/15/28	1,525	1,731
	Welltower Inc.	4.125%	3/15/29	3,145	3,546
	Welltower Inc.	2.750%	1/15/31	16,750	17,230
	Welltower Inc.	2.800%	6/1/31	4,800	4,939
	Welltower Inc.	6.500%	3/15/41	2,000	2,877
	Welltower Inc.	5.125%	3/15/43	950	1,168
	Welltower Inc.	4.950%	9/1/48	4,450	5,713
	Weyerhaeuser Co.	8.500%	1/15/25	800	984
	Weyerhaeuser Co.	4.000%	11/15/29	11,200	12,616
	Weyerhaeuser Co.	4.000%	4/15/30	8,000	9,029
	Weyerhaeuser Co.	7.375%	3/15/32	8,605	12,237
	Weyerhaeuser Co.	6.875%	12/15/33	2,250	3,103
	WP Carey Inc.	4.600%	4/1/24	7,705	8,357
	WP Carey Inc.	4.000%	2/1/25	1,250	1,357
	WP Carey Inc.	4.250%	10/1/26	2,350	2,636
	WP Carey Inc.	3.850%	7/15/29	2,200	2,438
	WP Carey Inc.	2.250%	4/1/33	13,242	12,637
					2,768,326
Technology (2.6%)
	Adobe Inc.	1.700%	2/1/23	8,200	8,354
	Adobe Inc.	1.900%	2/1/25	4,113	4,247
	Adobe Inc.	3.250%	2/1/25	11,108	11,920
	Adobe Inc.	2.150%	2/1/27	10,800	11,299
	Adobe Inc.	2.300%	2/1/30	15,650	16,190
	Altera Corp.	4.100%	11/15/23	6,100	6,562
	Amdocs Ltd.	2.538%	6/15/30	6,100	6,074
	Analog Devices Inc.	2.875%	6/1/23	6,700	6,934
	Analog Devices Inc.	3.125%	12/5/23	7,475	7,867
	Analog Devices Inc.	2.950%	4/1/25	3,050	3,247

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Analog Devices Inc.	3.900%	12/15/25	200	222
	Analog Devices Inc.	3.500%	12/5/26	5,965	6,567
[5]	Analog Devices Inc.	1.700%	10/1/28	8,000	8,018
[5]	Analog Devices Inc.	2.100%	10/1/31	10,000	10,022
[5]	Analog Devices Inc.	2.800%	10/1/41	8,000	8,002
	Analog Devices Inc.	5.300%	12/15/45	1,140	1,556
[5]	Analog Devices Inc.	2.950%	10/1/51	10,000	9,994
	Apple Inc.	2.150%	2/9/22	11,515	11,595
	Apple Inc.	2.500%	2/9/22	22,935	23,075
	Apple Inc.	2.850%	2/23/23	19,217	19,815
	Apple Inc.	2.400%	5/3/23	49,823	51,453
	Apple Inc.	0.750%	5/11/23	17,425	17,549
	Apple Inc.	3.000%	2/9/24	15,735	16,585
	Apple Inc.	3.450%	5/6/24	9,375	10,065
	Apple Inc.	2.850%	5/11/24	24,251	25,589
	Apple Inc.	1.800%	9/11/24	3,000	3,105
	Apple Inc.	2.750%	1/13/25	15,698	16,629
	Apple Inc.	2.500%	2/9/25	17,788	18,722
	Apple Inc.	1.125%	5/11/25	26,505	26,677
	Apple Inc.	3.200%	5/13/25	18,350	19,804
	Apple Inc.	0.550%	8/20/25	11,500	11,324
	Apple Inc.	0.700%	2/8/26	21,300	21,066
	Apple Inc.	3.250%	2/23/26	62,101	67,578
	Apple Inc.	2.450%	8/4/26	24,982	26,446
	Apple Inc.	2.050%	9/11/26	14,086	14,670
	Apple Inc.	3.350%	2/9/27	23,601	26,011
	Apple Inc.	3.200%	5/11/27	36,000	39,480
	Apple Inc.	2.900%	9/12/27	43,855	47,534
	Apple Inc.	1.200%	2/8/28	28,800	28,209
	Apple Inc.	1.400%	8/5/28	24,000	23,634
	Apple Inc.	2.200%	9/11/29	12,580	12,950
	Apple Inc.	1.650%	5/11/30	18,500	18,138
	Apple Inc.	1.250%	8/20/30	11,000	10,426
	Apple Inc.	1.650%	2/8/31	35,000	34,137
	Apple Inc.	1.700%	8/5/31	10,000	9,749
	Apple Inc.	4.500%	2/23/36	9,180	11,492
	Apple Inc.	2.375%	2/8/41	17,025	16,327
	Apple Inc.	3.850%	5/4/43	32,963	38,487
	Apple Inc.	4.450%	5/6/44	3,675	4,663
	Apple Inc.	3.450%	2/9/45	22,578	24,948
	Apple Inc.	4.375%	5/13/45	28,889	36,407
	Apple Inc.	4.650%	2/23/46	41,300	53,742
	Apple Inc.	3.850%	8/4/46	21,680	25,309
	Apple Inc.	4.250%	2/9/47	10,176	12,597
	Apple Inc.	3.750%	9/12/47	17,324	19,934
	Apple Inc.	3.750%	11/13/47	14,160	16,343
	Apple Inc.	2.950%	9/11/49	16,768	17,037
	Apple Inc.	2.650%	5/11/50	27,820	26,782
	Apple Inc.	2.400%	8/20/50	12,653	11,624
	Apple Inc.	2.650%	2/8/51	30,700	29,540
	Apple Inc.	2.700%	8/5/51	19,000	18,475
	Apple Inc.	2.550%	8/20/60	18,802	17,150
	Apple Inc.	2.800%	2/8/61	19,800	19,040
	Apple Inc.	2.850%	8/5/61	15,000	14,503
	Applied Materials Inc.	3.900%	10/1/25	17,905	19,831
	Applied Materials Inc.	3.300%	4/1/27	17,200	18,914
	Applied Materials Inc.	1.750%	6/1/30	6,080	5,983
	Applied Materials Inc.	5.100%	10/1/35	6,475	8,468

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Applied Materials Inc.	5.850%	6/15/41	5,905	8,549
	Applied Materials Inc.	4.350%	4/1/47	11,000	13,706
	Applied Materials Inc.	2.750%	6/1/50	8,117	7,929
	Arrow Electronics Inc.	4.500%	3/1/23	3,350	3,498
	Arrow Electronics Inc.	3.250%	9/8/24	7,444	7,894
	Arrow Electronics Inc.	4.000%	4/1/25	3,070	3,314
	Arrow Electronics Inc.	3.875%	1/12/28	3,525	3,812
	Autodesk Inc.	3.600%	12/15/22	825	849
	Autodesk Inc.	4.375%	6/15/25	4,600	5,087
	Autodesk Inc.	3.500%	6/15/27	4,150	4,551
	Autodesk Inc.	2.850%	1/15/30	5,300	5,544
	Automatic Data Processing Inc.	3.375%	9/15/25	9,025	9,831
	Automatic Data Processing Inc.	1.700%	5/15/28	10,000	10,116
	Automatic Data Processing Inc.	1.250%	9/1/30	8,300	7,891
	Avnet Inc.	4.875%	12/1/22	3,845	4,026
	Avnet Inc.	4.625%	4/15/26	4,625	5,153
	Avnet Inc.	3.000%	5/15/31	2,800	2,810
	Block Financial LLC	5.500%	11/1/22	5,000	5,137
	Block Financial LLC	5.250%	10/1/25	13,075	14,782
	Block Financial LLC	2.500%	7/15/28	2,000	2,025
	Block Financial LLC	3.875%	8/15/30	6,950	7,560
	Broadcom Corp.	3.875%	1/15/27	42,704	46,940
	Broadcom Corp.	3.500%	1/15/28	8,600	9,346
	Broadcom Inc.	2.250%	11/15/23	8,100	8,350
	Broadcom Inc.	3.625%	10/15/24	7,000	7,560
	Broadcom Inc.	4.700%	4/15/25	25,000	27,825
	Broadcom Inc.	3.150%	11/15/25	17,203	18,374
	Broadcom Inc.	4.250%	4/15/26	23,450	26,102
	Broadcom Inc.	3.459%	9/15/26	28,778	31,103
[7]	Broadcom Inc.	1.950%	2/15/28	8,000	7,905
	Broadcom Inc.	4.110%	9/15/28	20,000	22,277
	Broadcom Inc.	4.750%	4/15/29	24,000	27,547
	Broadcom Inc.	5.000%	4/15/30	24,000	28,045
	Broadcom Inc.	4.150%	11/15/30	24,000	26,615
[7]	Broadcom Inc.	2.450%	2/15/31	24,500	23,775
	Broadcom Inc.	4.300%	11/15/32	19,000	21,267
[7]	Broadcom Inc.	2.600%	2/15/33	18,000	17,404
[7]	Broadcom Inc.	3.419%	4/15/33	24,697	25,594
[7]	Broadcom Inc.	3.469%	4/15/34	27,006	27,927
[7]	Broadcom Inc.	3.500%	2/15/41	30,300	30,057
[7]	Broadcom Inc.	3.750%	2/15/51	18,000	18,054
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	2,800	3,052
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	4,200	4,397
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	10,800	10,966
	Cadence Design Systems Inc.	4.375%	10/15/24	3,263	3,560
	CDW LLC	4.125%	5/1/25	2,700	2,799
	CDW LLC	4.250%	4/1/28	3,481	3,631
	CDW LLC	3.250%	2/15/29	4,169	4,274
[7]	CGI Inc.	1.450%	9/14/26	6,500	6,434
[7]	CGI Inc.	2.300%	9/14/31	4,600	4,476
	Cintas Corp. No. 2	3.700%	4/1/27	8,475	9,454
	Cintas Corp. No. 2	6.150%	8/15/36	259	359
	Cisco Systems Inc.	2.600%	2/28/23	11,250	11,616
	Cisco Systems Inc.	2.200%	9/20/23	5,000	5,173
	Cisco Systems Inc.	3.625%	3/4/24	8,482	9,118
	Cisco Systems Inc.	3.500%	6/15/25	4,271	4,668
	Cisco Systems Inc.	2.950%	2/28/26	10,105	10,929
	Cisco Systems Inc.	2.500%	9/20/26	3,240	3,457

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Cisco Systems Inc.	5.900%	2/15/39	12,866	18,597
Cisco Systems Inc.	5.500%	1/15/40	20,242	28,297
Citrix Systems Inc.	1.250%	3/1/26	7,500	7,370
Citrix Systems Inc.	4.500%	12/1/27	3,250	3,589
Citrix Systems Inc.	3.300%	3/1/30	5,650	5,782
Corning Inc.	4.700%	3/15/37	2,475	2,941
Corning Inc.	5.750%	8/15/40	8,460	11,412
Corning Inc.	4.750%	3/15/42	2,195	2,732
Corning Inc.	5.350%	11/15/48	1,500	2,043
Corning Inc.	4.375%	11/15/57	7,050	8,485
Corning Inc.	5.850%	11/15/68	3,200	4,672
Corning Inc.	5.450%	11/15/79	10,600	14,357
Dell International LLC	5.450%	6/15/23	39,700	42,610
Dell International LLC	4.000%	7/15/24	5,000	5,409
Dell International LLC	5.850%	7/15/25	9,000	10,468
Dell International LLC	6.020%	6/15/26	46,818	55,838
Dell International LLC	4.900%	10/1/26	22,585	26,004
Dell International LLC	6.100%	7/15/27	7,554	9,339
Dell International LLC	5.300%	10/1/29	18,333	22,169
Dell International LLC	6.200%	7/15/30	7,955	10,180
Dell International LLC	8.100%	7/15/36	20,600	31,251
Dell International LLC	8.350%	7/15/46	28,522	46,576
DXC Technology Co.	1.800%	9/15/26	7,800	7,789
DXC Technology Co.	2.375%	9/15/28	6,900	6,834
Equifax Inc.	3.950%	6/15/23	2,000	2,110
Equifax Inc.	2.600%	12/1/24	2,250	2,362
Equifax Inc.	2.600%	12/15/25	6,037	6,332
Equifax Inc.	3.100%	5/15/30	6,310	6,671
Equifax Inc.	2.350%	9/15/31	11,000	10,843
Fidelity National Information Services Inc.	0.375%	3/1/23	8,000	8,004
Fidelity National Information Services Inc.	0.600%	3/1/24	8,000	7,992
Fidelity National Information Services Inc.	1.150%	3/1/26	13,000	12,889
Fidelity National Information Services Inc.	1.650%	3/1/28	7,500	7,402
Fidelity National Information Services Inc.	3.750%	5/21/29	6,500	7,245
Fidelity National Information Services Inc.	2.250%	3/1/31	14,700	14,580
Fidelity National Information Services Inc.	3.100%	3/1/41	9,000	9,109
Fidelity National Information Services Inc.	4.500%	8/15/46	300	365
Fiserv Inc.	3.800%	10/1/23	11,393	12,112
Fiserv Inc.	2.750%	7/1/24	20,808	21,910
Fiserv Inc.	3.850%	6/1/25	14,971	16,335
Fiserv Inc.	3.200%	7/1/26	21,000	22,677
Fiserv Inc.	2.250%	6/1/27	13,700	14,122
Fiserv Inc.	4.200%	10/1/28	11,000	12,519
Fiserv Inc.	3.500%	7/1/29	31,776	34,606
Fiserv Inc.	2.650%	6/1/30	11,000	11,265
Fiserv Inc.	4.400%	7/1/49	20,950	25,034
Flex Ltd.	5.000%	2/15/23	2,730	2,887
Flex Ltd.	4.750%	6/15/25	75	83
Flex Ltd.	3.750%	2/1/26	6,000	6,527
Flex Ltd.	4.875%	6/15/29	8,500	9,777
Flex Ltd.	4.875%	5/12/30	4,000	4,620

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fortinet Inc.	1.000%	3/15/26	5,000	4,926
	Fortinet Inc.	2.200%	3/15/31	5,000	4,966
	Global Payments Inc.	3.750%	6/1/23	5,450	5,695
	Global Payments Inc.	4.000%	6/1/23	4,620	4,872
	Global Payments Inc.	2.650%	2/15/25	19,825	20,713
	Global Payments Inc.	1.200%	3/1/26	8,800	8,711
	Global Payments Inc.	4.800%	4/1/26	6,500	7,372
	Global Payments Inc.	4.450%	6/1/28	11,060	12,591
	Global Payments Inc.	3.200%	8/15/29	20,743	21,929
	Global Payments Inc.	2.900%	5/15/30	8,205	8,479
	Global Payments Inc.	4.150%	8/15/49	9,635	10,829
[7]	GXO Logistics Inc.	1.650%	7/15/26	4,000	3,973
[7]	GXO Logistics Inc.	2.650%	7/15/31	2,000	1,990
	Harman International Industries Inc.	4.150%	5/15/25	3,475	3,804
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	18,100	18,712
	Hewlett Packard Enterprise Co.	2.250%	4/1/23	2,000	2,049
	Hewlett Packard Enterprise Co.	4.450%	10/2/23	11,255	12,058
	Hewlett Packard Enterprise Co.	1.450%	4/1/24	7,867	7,992
	Hewlett Packard Enterprise Co.	4.650%	10/1/24	8,450	9,332
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	18,954	21,444
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	8,160	8,281
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	7,959	10,510
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	15,731	21,189
	HP Inc.	2.200%	6/17/25	14,025	14,479
[7]	HP Inc.	1.450%	6/17/26	15,600	15,542
	HP Inc.	3.000%	6/17/27	14,610	15,631
	HP Inc.	3.400%	6/17/30	16,000	17,008
[7]	HP Inc.	2.650%	6/17/31	11,000	10,893
	HP Inc.	6.000%	9/15/41	12,970	16,758
	Hubbell Inc.	3.350%	3/1/26	2,800	3,019
	Hubbell Inc.	3.150%	8/15/27	3,425	3,665
	Hubbell Inc.	3.500%	2/15/28	4,645	5,048
	Hubbell Inc.	2.300%	3/15/31	3,000	2,987
	IHS Markit Ltd.	3.625%	5/1/24	7,000	7,447
	IHS Markit Ltd.	4.750%	8/1/28	8,865	10,382
	IHS Markit Ltd.	4.250%	5/1/29	4,200	4,805
	Intel Corp.	2.700%	12/15/22	19,982	20,554
	Intel Corp.	2.875%	5/11/24	11,781	12,461
	Intel Corp.	3.400%	3/25/25	27,620	29,843
	Intel Corp.	3.700%	7/29/25	23,775	26,034
	Intel Corp.	2.600%	5/19/26	11,340	12,080
	Intel Corp.	3.750%	3/25/27	14,400	16,146
	Intel Corp.	1.600%	8/12/28	10,830	10,793
	Intel Corp.	2.450%	11/15/29	25,500	26,574
	Intel Corp.	3.900%	3/25/30	19,005	21,803
	Intel Corp.	2.000%	8/12/31	13,750	13,664
	Intel Corp.	4.000%	12/15/32	6,700	7,913
	Intel Corp.	4.600%	3/25/40	6,500	8,153
	Intel Corp.	2.800%	8/12/41	8,000	7,974
	Intel Corp.	4.800%	10/1/41	12,072	15,522
	Intel Corp.	4.250%	12/15/42	1,000	1,212
	Intel Corp.	4.100%	5/19/46	13,225	15,520
	Intel Corp.	4.100%	5/11/47	9,100	10,789
	Intel Corp.	3.734%	12/8/47	19,850	22,147
	Intel Corp.	3.250%	11/15/49	16,650	17,261
	Intel Corp.	4.750%	3/25/50	23,759	31,183
	Intel Corp.	3.050%	8/12/51	13,000	13,007
	Intel Corp.	3.100%	2/15/60	10,600	10,414

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intel Corp.	4.950%	3/25/60	8,930	12,496
	Intel Corp.	3.200%	8/12/61	7,900	7,987
	International Business Machines Corp.	2.875%	11/9/22	33,085	34,025
	International Business Machines Corp.	3.375%	8/1/23	14,075	14,841
	International Business Machines Corp.	3.625%	2/12/24	18,338	19,627
	International Business Machines Corp.	3.000%	5/15/24	25,100	26,630
	International Business Machines Corp.	7.000%	10/30/25	7,850	9,669
	International Business Machines Corp.	3.450%	2/19/26	12,464	13,650
	International Business Machines Corp.	3.300%	5/15/26	37,800	41,244
	International Business Machines Corp.	1.700%	5/15/27	15,092	15,297
	International Business Machines Corp.	6.220%	8/1/27	1,975	2,475
	International Business Machines Corp.	6.500%	1/15/28	50	64
	International Business Machines Corp.	3.500%	5/15/29	29,255	32,308
	International Business Machines Corp.	1.950%	5/15/30	18,600	18,375
	International Business Machines Corp.	5.875%	11/29/32	6,075	8,132
	International Business Machines Corp.	4.150%	5/15/39	21,200	24,991
	International Business Machines Corp.	5.600%	11/30/39	6,623	9,144
	International Business Machines Corp.	2.850%	5/15/40	12,710	12,691
	International Business Machines Corp.	4.000%	6/20/42	9,000	10,383
	International Business Machines Corp.	4.700%	2/19/46	1,200	1,538
	International Business Machines Corp.	4.250%	5/15/49	30,865	37,415
	International Business Machines Corp.	2.950%	5/15/50	16,790	16,549
	Intuit Inc.	0.650%	7/15/23	2,100	2,110
	Intuit Inc.	0.950%	7/15/25	4,500	4,493
	Intuit Inc.	1.350%	7/15/27	4,500	4,478
	Intuit Inc.	1.650%	7/15/30	4,500	4,383
	Jabil Inc.	1.700%	4/15/26	5,000	5,012
	Jabil Inc.	3.950%	1/12/28	6,000	6,612
	Jabil Inc.	3.600%	1/15/30	6,070	6,537
	Jabil Inc.	3.000%	1/15/31	5,500	5,623
	Juniper Networks Inc.	1.200%	12/10/25	2,475	2,461
	Juniper Networks Inc.	3.750%	8/15/29	9,025	9,881
	Juniper Networks Inc.	2.000%	12/10/30	5,600	5,365
	Juniper Networks Inc.	5.950%	3/15/41	3,680	4,867
	KLA Corp.	4.650%	11/1/24	10,775	11,894
	KLA Corp.	4.100%	3/15/29	11,041	12,571
	KLA Corp.	5.000%	3/15/49	5,125	6,885
	KLA Corp.	3.300%	3/1/50	8,025	8,458
	Lam Research Corp.	3.800%	3/15/25	4,901	5,339
	Lam Research Corp.	3.750%	3/15/26	11,500	12,755
	Lam Research Corp.	4.000%	3/15/29	15,425	17,689
	Lam Research Corp.	1.900%	6/15/30	6,884	6,866
	Lam Research Corp.	4.875%	3/15/49	5,850	7,884
	Lam Research Corp.	2.875%	6/15/50	6,000	6,027
	Lam Research Corp.	3.125%	6/15/60	4,900	5,026
	Legrand France SA	8.500%	2/15/25	3,350	4,153
	Leidos Inc.	2.950%	5/15/23	8,283	8,575
	Leidos Inc.	3.625%	5/15/25	6,905	7,455
	Leidos Inc.	4.375%	5/15/30	6,500	7,358
	Leidos Inc.	2.300%	2/15/31	9,150	8,930
[7]	Marvell Technology Inc.	4.200%	6/22/23	4,950	5,223
[7]	Marvell Technology Inc.	1.650%	4/15/26	5,000	5,008
[7]	Marvell Technology Inc.	2.450%	4/15/28	7,000	7,135
[7]	Marvell Technology Inc.	4.875%	6/22/28	3,758	4,334
[7]	Marvell Technology Inc.	2.950%	4/15/31	7,065	7,238
	Maxim Integrated Products Inc.	3.375%	3/15/23	4,275	4,423
	Maxim Integrated Products Inc.	3.450%	6/15/27	625	686
	Microchip Technology Inc.	4.333%	6/1/23	5,000	5,285

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Micron Technology Inc.	2.497%	4/24/23	5,414	5,574
	Micron Technology Inc.	4.640%	2/6/24	3,000	3,254
	Micron Technology Inc.	4.975%	2/6/26	4,350	4,976
	Micron Technology Inc.	4.185%	2/15/27	15,000	16,854
	Micron Technology Inc.	5.327%	2/6/29	5,950	7,080
	Microsoft Corp.	2.400%	2/6/22	25,959	26,108
	Microsoft Corp.	2.375%	2/12/22	12,700	12,778
	Microsoft Corp.	2.650%	11/3/22	30,986	31,653
	Microsoft Corp.	2.000%	8/8/23	18,050	18,581
	Microsoft Corp.	2.875%	2/6/24	21,229	22,328
	Microsoft Corp.	2.700%	2/12/25	6,746	7,149
	Microsoft Corp.	3.125%	11/3/25	29,450	31,913
	Microsoft Corp.	2.400%	8/8/26	40,960	43,520
	Microsoft Corp.	3.300%	2/6/27	39,538	43,750
	Microsoft Corp.	3.500%	2/12/35	16,825	19,395
	Microsoft Corp.	3.450%	8/8/36	20,069	23,000
	Microsoft Corp.	4.100%	2/6/37	12,172	14,862
	Microsoft Corp.	5.300%	2/8/41	7,000	9,866
	Microsoft Corp.	3.700%	8/8/46	42,925	50,710
	Microsoft Corp.	2.525%	6/1/50	74,159	71,613
	Microsoft Corp.	2.921%	3/17/52	80,454	83,699
	Microsoft Corp.	2.675%	6/1/60	38,222	37,137
	Microsoft Corp.	3.041%	3/17/62	44,066	46,382
	Moody's Corp.	4.875%	2/15/24	8,339	9,081
	Moody's Corp.	3.750%	3/24/25	6,000	6,524
	Moody's Corp.	3.250%	1/15/28	5,500	5,981
	Moody's Corp.	4.250%	2/1/29	4,000	4,591
	Moody's Corp.	2.000%	8/19/31	6,300	6,162
	Moody's Corp.	2.750%	8/19/41	6,000	5,818
	Moody's Corp.	5.250%	7/15/44	5,515	7,402
	Moody's Corp.	4.875%	12/17/48	4,000	5,227
	Moody's Corp.	3.250%	5/20/50	2,625	2,699
	Moody's Corp.	2.550%	8/18/60	4,400	3,846
	Motorola Solutions Inc.	4.000%	9/1/24	5,094	5,548
	Motorola Solutions Inc.	4.600%	2/23/28	6,000	6,910
	Motorola Solutions Inc.	4.600%	5/23/29	6,000	6,962
	Motorola Solutions Inc.	2.300%	11/15/30	8,500	8,349
	Motorola Solutions Inc.	2.750%	5/24/31	5,700	5,800
	Motorola Solutions Inc.	5.500%	9/1/44	2,995	3,874
	NetApp Inc.	3.300%	9/29/24	4,475	4,771
	NetApp Inc.	1.875%	6/22/25	4,000	4,098
	NetApp Inc.	2.375%	6/22/27	4,000	4,173
	NetApp Inc.	2.700%	6/22/30	8,176	8,413
	NVIDIA Corp.	0.309%	6/15/23	13,000	12,996
	NVIDIA Corp.	0.584%	6/14/24	13,000	13,017
	NVIDIA Corp.	3.200%	9/16/26	12,155	13,312
	NVIDIA Corp.	1.550%	6/15/28	13,000	12,950
	NVIDIA Corp.	2.850%	4/1/30	14,018	15,022
	NVIDIA Corp.	2.000%	6/15/31	13,000	12,951
	NVIDIA Corp.	3.500%	4/1/40	30,000	33,309
	NVIDIA Corp.	3.500%	4/1/50	24,760	27,560
	NVIDIA Corp.	3.700%	4/1/60	8,507	9,826
[7]	NXP BV	4.875%	3/1/24	9,250	10,092
[7]	NXP BV	5.350%	3/1/26	3,500	4,042
[7]	NXP BV	3.875%	6/18/26	2,000	2,204
[7]	NXP BV	3.150%	5/1/27	8,000	8,547
[7]	NXP BV	5.550%	12/1/28	2,000	2,426
[7]	NXP BV	4.300%	6/18/29	18,000	20,433

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	NXP BV	3.400%	5/1/30	11,240	12,177
[7]	NXP BV	2.500%	5/11/31	11,000	11,086
[7]	NXP BV	3.250%	5/11/41	11,600	12,004
	Oracle Corp.	2.500%	10/15/22	22,810	23,327
	Oracle Corp.	2.625%	2/15/23	8,200	8,438
	Oracle Corp.	2.400%	9/15/23	25,208	26,082
	Oracle Corp.	3.400%	7/8/24	18,599	19,857
	Oracle Corp.	2.950%	11/15/24	36,830	39,087
	Oracle Corp.	2.500%	4/1/25	41,210	43,117
	Oracle Corp.	2.950%	5/15/25	16,582	17,586
	Oracle Corp.	1.650%	3/25/26	29,375	29,790
	Oracle Corp.	2.650%	7/15/26	38,460	40,555
	Oracle Corp.	2.800%	4/1/27	39,890	42,259
	Oracle Corp.	3.250%	11/15/27	11,876	12,879
	Oracle Corp.	2.300%	3/25/28	21,175	21,663
	Oracle Corp.	2.950%	4/1/30	36,865	38,561
	Oracle Corp.	2.875%	3/25/31	36,000	37,099
	Oracle Corp.	4.300%	7/8/34	20,283	23,066
	Oracle Corp.	3.900%	5/15/35	15,600	17,145
	Oracle Corp.	3.850%	7/15/36	16,490	17,873
	Oracle Corp.	3.800%	11/15/37	10,400	11,167
	Oracle Corp.	6.500%	4/15/38	10,000	13,910
	Oracle Corp.	6.125%	7/8/39	10,000	13,549
	Oracle Corp.	3.600%	4/1/40	49,120	50,930
	Oracle Corp.	5.375%	7/15/40	23,657	29,779
	Oracle Corp.	3.650%	3/25/41	24,000	24,950
	Oracle Corp.	4.500%	7/8/44	9,527	10,969
	Oracle Corp.	4.125%	5/15/45	22,375	24,143
	Oracle Corp.	4.000%	7/15/46	32,761	34,718
	Oracle Corp.	4.000%	11/15/47	23,765	25,237
	Oracle Corp.	3.600%	4/1/50	50,300	50,354
	Oracle Corp.	3.950%	3/25/51	38,000	40,257
	Oracle Corp.	4.375%	5/15/55	13,325	14,930
	Oracle Corp.	3.850%	4/1/60	37,840	38,535
	Oracle Corp.	4.100%	3/25/61	17,225	18,429
	PayPal Holdings Inc.	1.350%	6/1/23	5,000	5,083
	PayPal Holdings Inc.	2.400%	10/1/24	8,104	8,514
	PayPal Holdings Inc.	1.650%	6/1/25	5,575	5,716
	PayPal Holdings Inc.	2.650%	10/1/26	10,300	11,005
	PayPal Holdings Inc.	2.850%	10/1/29	16,109	17,158
	PayPal Holdings Inc.	2.300%	6/1/30	6,750	6,919
	PayPal Holdings Inc.	3.250%	6/1/50	13,000	13,970
	Qorvo Inc.	4.375%	10/15/29	9,000	9,789
	QUALCOMM Inc.	2.600%	1/30/23	7,747	7,964
	QUALCOMM Inc.	2.900%	5/20/24	9,707	10,263
	QUALCOMM Inc.	3.450%	5/20/25	9,042	9,799
	QUALCOMM Inc.	3.250%	5/20/27	15,500	16,998
	QUALCOMM Inc.	1.300%	5/20/28	19,868	19,423
	QUALCOMM Inc.	2.150%	5/20/30	14,485	14,709
	QUALCOMM Inc.	1.650%	5/20/32	17,048	16,227
	QUALCOMM Inc.	4.650%	5/20/35	9,700	12,080
	QUALCOMM Inc.	4.800%	5/20/45	12,870	16,946
	QUALCOMM Inc.	4.300%	5/20/47	17,420	21,651
	QUALCOMM Inc.	3.250%	5/20/50	6,840	7,320
	Quanta Services Inc.	2.900%	10/1/30	9,025	9,327
	RELX Capital Inc.	3.500%	3/16/23	6,300	6,564
	RELX Capital Inc.	4.000%	3/18/29	9,350	10,524
	RELX Capital Inc.	3.000%	5/22/30	5,598	5,939

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Roper Technologies Inc.	2.800%	12/15/21	10,575	10,606
	Roper Technologies Inc.	3.125%	11/15/22	1,750	1,792
	Roper Technologies Inc.	3.650%	9/15/23	11,730	12,429
	Roper Technologies Inc.	2.350%	9/15/24	8,450	8,844
	Roper Technologies Inc.	1.000%	9/15/25	4,500	4,474
	Roper Technologies Inc.	3.850%	12/15/25	9,157	10,055
	Roper Technologies Inc.	3.800%	12/15/26	11,559	12,830
	Roper Technologies Inc.	1.400%	9/15/27	17,709	17,446
	Roper Technologies Inc.	4.200%	9/15/28	7,225	8,226
	Roper Technologies Inc.	2.950%	9/15/29	10,295	10,914
	Roper Technologies Inc.	2.000%	6/30/30	13,776	13,513
	Roper Technologies Inc.	1.750%	2/15/31	12,742	12,125
	S&P Global Inc.	4.000%	6/15/25	6,225	6,849
	S&P Global Inc.	2.500%	12/1/29	5,300	5,531
	S&P Global Inc.	1.250%	8/15/30	7,400	6,970
	S&P Global Inc.	3.250%	12/1/49	6,500	6,936
	S&P Global Inc.	2.300%	8/15/60	7,950	6,774
	salesforce.com Inc.	3.250%	4/11/23	9,927	10,352
	salesforce.com Inc.	3.700%	4/11/28	12,050	13,548
	salesforce.com Inc.	1.500%	7/15/28	11,500	11,453
	salesforce.com Inc.	1.950%	7/15/31	16,000	15,941
	salesforce.com Inc.	2.700%	7/15/41	14,930	14,877
	salesforce.com Inc.	2.900%	7/15/51	22,600	22,615
	salesforce.com Inc.	3.050%	7/15/61	14,230	14,415
	ServiceNow Inc.	1.400%	9/1/30	15,600	14,641
	Skyworks Solutions Inc.	1.800%	6/1/26	5,800	5,870
	Skyworks Solutions Inc.	3.000%	6/1/31	7,000	7,163
[7]	SYNNEX Corp.	1.750%	8/9/26	5,000	4,951
[7]	SYNNEX Corp.	2.375%	8/9/28	6,000	5,941
	Teledyne FLIR LLC	2.500%	8/1/30	4,500	4,532
	Texas Instruments Inc.	2.625%	5/15/24	4,297	4,506
	Texas Instruments Inc.	1.375%	3/12/25	7,863	7,997
	Texas Instruments Inc.	1.125%	9/15/26	5,500	5,496
	Texas Instruments Inc.	2.900%	11/3/27	7,497	8,142
	Texas Instruments Inc.	2.250%	9/4/29	12,329	12,704
	Texas Instruments Inc.	1.750%	5/4/30	6,300	6,232
	Texas Instruments Inc.	1.900%	9/15/31	5,900	5,868
	Texas Instruments Inc.	3.875%	3/15/39	11,500	13,560
	Texas Instruments Inc.	4.150%	5/15/48	15,533	19,280
	Texas Instruments Inc.	2.700%	9/15/51	5,600	5,525
	Verisk Analytics Inc.	4.000%	6/15/25	6,250	6,880
	Verisk Analytics Inc.	4.125%	3/15/29	10,090	11,444
	Verisk Analytics Inc.	5.500%	6/15/45	8,300	11,091
	Verisk Analytics Inc.	3.625%	5/15/50	5,000	5,299
	VMware Inc.	0.600%	8/15/23	10,970	10,982
	VMware Inc.	4.500%	5/15/25	10,654	11,872
	VMware Inc.	1.400%	8/15/26	16,000	15,929
	VMware Inc.	4.650%	5/15/27	7,000	8,030
	VMware Inc.	3.900%	8/21/27	27,579	30,716
	VMware Inc.	1.800%	8/15/28	8,000	7,881
	VMware Inc.	4.700%	5/15/30	11,254	13,264
	VMware Inc.	2.200%	8/15/31	16,300	15,957
	Xilinx Inc.	2.950%	6/1/24	6,483	6,832
	Xilinx Inc.	2.375%	6/1/30	8,300	8,467
					6,589,041
Utilities (2.3%)
	AEP Texas Inc.	2.400%	10/1/22	2,400	2,445
	AEP Texas Inc.	3.950%	6/1/28	9,350	10,418

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	AEP Texas Inc.	2.100%	7/1/30	7,857	7,695
	AEP Texas Inc.	3.800%	10/1/47	3,000	3,228
[3]	AEP Texas Inc.	3.450%	1/15/50	2,943	3,053
	AEP Transmission Co. LLC	4.000%	12/1/46	4,071	4,779
	AEP Transmission Co. LLC	3.750%	12/1/47	4,750	5,327
	AEP Transmission Co. LLC	4.250%	9/15/48	4,350	5,285
	AEP Transmission Co. LLC	3.800%	6/15/49	3,925	4,477
	AEP Transmission Co. LLC	3.150%	9/15/49	9,090	9,447
[3]	AEP Transmission Co. LLC	3.650%	4/1/50	5,750	6,477
[3]	AEP Transmission Co. LLC	2.750%	8/15/51	5,200	4,989
	AES Corp.	1.375%	1/15/26	9,400	9,240
	AES Corp.	2.450%	1/15/31	9,500	9,407
[3]	Alabama Power Co.	2.450%	3/30/22	9,500	9,584
[3]	Alabama Power Co.	3.550%	12/1/23	8,800	9,381
[3]	Alabama Power Co.	1.450%	9/15/30	12,800	12,171
	Alabama Power Co.	6.125%	5/15/38	1,900	2,700
	Alabama Power Co.	6.000%	3/1/39	6,974	9,740
	Alabama Power Co.	3.850%	12/1/42	1,850	2,108
	Alabama Power Co.	4.150%	8/15/44	4,900	5,797
	Alabama Power Co.	3.750%	3/1/45	6,825	7,722
	Alabama Power Co.	4.300%	1/2/46	4,950	5,997
[3]	Alabama Power Co.	3.700%	12/1/47	5,075	5,738
	Alabama Power Co.	3.450%	10/1/49	12,473	13,530
	Alabama Power Co.	3.125%	7/15/51	13,924	14,273
	Ameren Corp.	2.500%	9/15/24	2,000	2,090
	Ameren Corp.	3.650%	2/15/26	2,775	3,016
	Ameren Corp.	1.750%	3/15/28	5,000	4,902
	Ameren Corp.	3.500%	1/15/31	8,387	9,131
	Ameren Illinois Co.	3.250%	3/1/25	2,065	2,208
	Ameren Illinois Co.	3.800%	5/15/28	4,875	5,455
	Ameren Illinois Co.	1.550%	11/15/30	5,000	4,773
	Ameren Illinois Co.	4.150%	3/15/46	775	934
	Ameren Illinois Co.	3.700%	12/1/47	6,386	7,265
	Ameren Illinois Co.	4.500%	3/15/49	3,950	5,034
	Ameren Illinois Co.	3.250%	3/15/50	5,995	6,368
	Ameren Illinois Co.	2.900%	6/15/51	3,500	3,536
[3]	American Electric Power Co. Inc.	0.750%	11/1/23	2,000	2,000
[3]	American Electric Power Co. Inc.	1.000%	11/1/25	2,000	1,977
	American Electric Power Co. Inc.	3.200%	11/13/27	2,925	3,152
[3]	American Electric Power Co. Inc.	4.300%	12/1/28	6,229	7,090
	American Electric Power Co. Inc.	2.300%	3/1/30	4,700	4,682
	American Electric Power Co. Inc.	3.250%	3/1/50	3,550	3,550
	American Water Capital Corp.	3.850%	3/1/24	5,075	5,433
	American Water Capital Corp.	3.400%	3/1/25	4,500	4,847
	American Water Capital Corp.	2.950%	9/1/27	11,000	11,832
	American Water Capital Corp.	3.450%	6/1/29	7,120	7,829
	American Water Capital Corp.	2.800%	5/1/30	3,000	3,157
	American Water Capital Corp.	2.300%	6/1/31	8,000	8,110
	American Water Capital Corp.	6.593%	10/15/37	6,820	10,005
	American Water Capital Corp.	4.300%	12/1/42	1,000	1,200
	American Water Capital Corp.	4.300%	9/1/45	1,025	1,231
	American Water Capital Corp.	4.000%	12/1/46	1,025	1,190
	American Water Capital Corp.	3.750%	9/1/47	10,835	12,139
	American Water Capital Corp.	4.200%	9/1/48	10,500	12,665
	American Water Capital Corp.	4.150%	6/1/49	4,800	5,699
	American Water Capital Corp.	3.450%	5/1/50	8,599	9,231
	American Water Capital Corp.	3.250%	6/1/51	4,500	4,670
	Appalachian Power Co.	3.400%	6/1/25	2,500	2,680

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Appalachian Power Co.	2.700%	4/1/31	4,000	4,110
	Appalachian Power Co.	7.000%	4/1/38	1,880	2,774
	Appalachian Power Co.	4.400%	5/15/44	8,395	9,868
	Appalachian Power Co.	4.450%	6/1/45	3,125	3,726
[3]	Appalachian Power Co.	4.500%	3/1/49	10,420	12,745
[3]	Appalachian Power Co.	3.700%	5/1/50	19,445	21,163
	Arizona Public Service Co.	3.150%	5/15/25	4,265	4,555
	Arizona Public Service Co.	2.950%	9/15/27	5,300	5,675
	Arizona Public Service Co.	2.600%	8/15/29	3,000	3,117
	Arizona Public Service Co.	5.050%	9/1/41	1,505	1,932
	Arizona Public Service Co.	4.500%	4/1/42	4,875	5,895
	Arizona Public Service Co.	4.350%	11/15/45	3,600	4,296
	Arizona Public Service Co.	3.750%	5/15/46	8,250	9,079
	Arizona Public Service Co.	4.200%	8/15/48	4,000	4,748
	Arizona Public Service Co.	3.350%	5/15/50	3,590	3,758
	Arizona Public Service Co.	2.650%	9/15/50	2,000	1,846
	Atlantic City Electric Co.	2.300%	3/15/31	3,500	3,547
	Atmos Energy Corp.	0.625%	3/9/23	7,500	7,500
	Atmos Energy Corp.	3.000%	6/15/27	5,800	6,243
	Atmos Energy Corp.	2.625%	9/15/29	1,500	1,558
	Atmos Energy Corp.	1.500%	1/15/31	5,500	5,186
	Atmos Energy Corp.	5.500%	6/15/41	4,660	6,220
	Atmos Energy Corp.	4.150%	1/15/43	3,435	3,972
	Atmos Energy Corp.	4.125%	10/15/44	3,615	4,202
	Atmos Energy Corp.	4.125%	3/15/49	7,938	9,457
	Atmos Energy Corp.	3.375%	9/15/49	3,570	3,767
[5]	Atmos Energy Corp.	2.850%	2/15/52	13,000	12,431
	Avangrid Inc.	3.150%	12/1/24	10,495	11,183
	Avangrid Inc.	3.800%	6/1/29	6,900	7,687
	Avista Corp.	4.350%	6/1/48	3,200	3,988
	Baltimore Gas & Electric Co.	3.350%	7/1/23	3,150	3,284
	Baltimore Gas & Electric Co.	2.400%	8/15/26	8,600	9,008
	Baltimore Gas & Electric Co.	2.250%	6/15/31	4,100	4,126
	Baltimore Gas & Electric Co.	6.350%	10/1/36	3,551	5,066
[3]	Baltimore Gas & Electric Co.	3.750%	8/15/47	4,450	5,065
	Baltimore Gas & Electric Co.	2.900%	6/15/50	4,600	4,555
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	6,775	6,974
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	7,161	7,596
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	7,975	8,569
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	16,582	18,234
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	775	845
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	22,700	25,554
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	7,498	7,185
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	14,300	19,796
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	3,292	4,478
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	6,875	8,959
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	4,475	5,421
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	8,148	9,197
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	10,006	12,384
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	25,738	31,151
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	19,545	18,677
	Black Hills Corp.	1.037%	8/23/24	8,000	8,002
	Black Hills Corp.	3.950%	1/15/26	4,300	4,695
	Black Hills Corp.	3.150%	1/15/27	3,375	3,595
	Black Hills Corp.	3.050%	10/15/29	2,905	3,075
	Black Hills Corp.	2.500%	6/15/30	5,000	5,066
	Black Hills Corp.	4.350%	5/1/33	4,745	5,493
	Black Hills Corp.	4.200%	9/15/46	3,200	3,617

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Black Hills Corp.	3.875%	10/15/49	1,865	2,012
[3]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	9,900	10,405
[3]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	200	215
[3]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	6,100	6,218
[3]	CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	100	141
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	4,950	5,521
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	450	571
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	3,775	4,459
[3]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	3,050	3,790
[3]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	4,700	4,714
[3]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	7,000	7,605
	CenterPoint Energy Inc.	3.850%	2/1/24	5,924	6,306
	CenterPoint Energy Inc.	2.500%	9/1/24	7,500	7,833
	CenterPoint Energy Inc.	1.450%	6/1/26	4,472	4,476
	CenterPoint Energy Inc.	4.250%	11/1/28	3,700	4,219
	CenterPoint Energy Inc.	2.950%	3/1/30	7,230	7,564
	CenterPoint Energy Inc.	2.650%	6/1/31	3,000	3,065
	CenterPoint Energy Inc.	3.700%	9/1/49	4,075	4,451
	CenterPoint Energy Resources Corp.	3.550%	4/1/23	2,500	2,607
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	7,040	7,862
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	5,000	4,796
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	2,775	3,817
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	3,300	3,807
	Cleco Corporate Holdings LLC	3.743%	5/1/26	6,100	6,650
	Cleco Corporate Holdings LLC	4.973%	5/1/46	3,025	3,698
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	2,275	2,565
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	4,539	6,037
	CMS Energy Corp.	3.000%	5/15/26	3,231	3,454
	CMS Energy Corp.	3.450%	8/15/27	2,975	3,262
	CMS Energy Corp.	4.875%	3/1/44	8,205	10,511
[3]	CMS Energy Corp.	4.750%	6/1/50	4,100	4,606
	CMS Energy Corp.	3.750%	12/1/50	2,000	2,016
	Commonwealth Edison Co.	2.550%	6/15/26	2,625	2,781
[3]	Commonwealth Edison Co.	2.950%	8/15/27	3,075	3,308
	Commonwealth Edison Co.	3.700%	8/15/28	11,173	12,588
	Commonwealth Edison Co.	5.900%	3/15/36	4,020	5,626
	Commonwealth Edison Co.	6.450%	1/15/38	3,770	5,475
	Commonwealth Edison Co.	3.800%	10/1/42	7,761	8,794
	Commonwealth Edison Co.	4.600%	8/15/43	2,500	3,128
	Commonwealth Edison Co.	3.700%	3/1/45	5,650	6,355
	Commonwealth Edison Co.	4.350%	11/15/45	6,495	7,967
	Commonwealth Edison Co.	3.650%	6/15/46	6,595	7,404
[3]	Commonwealth Edison Co.	3.750%	8/15/47	6,000	6,847
	Commonwealth Edison Co.	4.000%	3/1/49	10,274	12,129
[3]	Commonwealth Edison Co.	3.200%	11/15/49	7,525	7,834
	Commonwealth Edison Co.	3.000%	3/1/50	12,000	12,126
[3]	Commonwealth Edison Co.	3.125%	3/15/51	7,000	7,245
[3]	Commonwealth Edison Co.	2.750%	9/1/51	4,500	4,329
	Connecticut Light & Power Co.	2.500%	1/15/23	10,748	10,987

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Connecticut Light & Power Co.	0.750%	12/1/25	3,700	3,657
[3]	Connecticut Light & Power Co.	3.200%	3/15/27	5,200	5,681
[3]	Connecticut Light & Power Co.	2.050%	7/1/31	2,700	2,694
	Connecticut Light & Power Co.	4.300%	4/15/44	5,430	6,666
[3]	Connecticut Light & Power Co.	4.150%	6/1/45	2,650	3,214
	Connecticut Light & Power Co.	4.000%	4/1/48	8,355	9,943
[3]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	3,175	3,415
[3]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	2,950	3,228
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	17,792	18,006
[3]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	2,050	2,591
[3]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,765	12,952
[3]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,728	2,381
[3]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	810	1,137
[3]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	9,525	13,970
[3]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	8,525	11,249
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	5,535	7,499
[3]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	118	135
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	7,077	7,958
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	11,646	14,000
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	7,732	9,313
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	7,500	8,263
[3]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	17,025	18,954
[3]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	2,175	2,521
[3]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	8,025	9,176
[3]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	7,430	8,751
[3]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	2,800	3,133
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	9,375	11,346
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	1,500	1,596
[3]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	11,000	10,259
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	8,000	8,368
[3]	Consolidated Edison Inc.	0.650%	12/1/23	6,000	6,000
	Consumers Energy Co.	0.350%	6/1/23	5,000	4,995
	Consumers Energy Co.	3.375%	8/15/23	925	969
	Consumers Energy Co.	3.800%	11/15/28	3,000	3,379
	Consumers Energy Co.	3.950%	5/15/43	13,680	15,873
	Consumers Energy Co.	3.250%	8/15/46	3,325	3,490
	Consumers Energy Co.	3.950%	7/15/47	2,950	3,449

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Consumers Energy Co.	4.050%	5/15/48	5,500	6,538
	Consumers Energy Co.	4.350%	4/15/49	2,400	2,987
	Consumers Energy Co.	3.100%	8/15/50	10,250	10,639
	Consumers Energy Co.	3.500%	8/1/51	14,200	15,755
	Consumers Energy Co.	2.650%	8/15/52	2,500	2,381
	Consumers Energy Co.	2.500%	5/1/60	5,300	4,673
	Delmarva Power & Light Co.	3.500%	11/15/23	2,175	2,300
	Delmarva Power & Light Co.	4.150%	5/15/45	5,425	6,419
	Dominion Energy Inc.	3.071%	8/15/24	2,100	2,221
	Dominion Energy Inc.	3.900%	10/1/25	3,550	3,883
[3]	Dominion Energy Inc.	1.450%	4/15/26	5,100	5,125
[3]	Dominion Energy Inc.	2.850%	8/15/26	9,650	10,248
	Dominion Energy Inc.	4.250%	6/1/28	2,494	2,831
[3]	Dominion Energy Inc.	3.375%	4/1/30	21,424	23,220
[3]	Dominion Energy Inc.	2.250%	8/15/31	10,000	9,975
[3]	Dominion Energy Inc.	6.300%	3/15/33	2,675	3,588
[3]	Dominion Energy Inc.	5.250%	8/1/33	6,000	7,483
[3]	Dominion Energy Inc.	5.950%	6/15/35	7,360	9,861
	Dominion Energy Inc.	7.000%	6/15/38	3,600	5,268
[3]	Dominion Energy Inc.	3.300%	4/15/41	6,100	6,369
[3]	Dominion Energy Inc.	4.900%	8/1/41	10,135	12,638
[3]	Dominion Energy Inc.	4.050%	9/15/42	5,214	5,888
	Dominion Energy Inc.	4.700%	12/1/44	3,375	4,186
[3]	Dominion Energy Inc.	4.600%	3/15/49	8,100	10,163
[3]	Dominion Energy Inc.	5.750%	10/1/54	625	684
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	2,525	3,473
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	5,692	8,004
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,525	2,078
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	6,458	7,996
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	4,550	6,546
	DTE Electric Co.	3.650%	3/15/24	5,485	5,842
	DTE Electric Co.	3.375%	3/1/25	150	161
[3]	DTE Electric Co.	1.900%	4/1/28	6,400	6,482
	DTE Electric Co.	2.250%	3/1/30	19,451	19,743
[3]	DTE Electric Co.	2.625%	3/1/31	7,985	8,326
[3]	DTE Electric Co.	4.000%	4/1/43	1,971	2,316
	DTE Electric Co.	3.700%	3/15/45	5,750	6,518
	DTE Electric Co.	3.700%	6/1/46	2,000	2,263
	DTE Electric Co.	3.750%	8/15/47	6,927	7,913
	DTE Electric Co.	3.950%	3/1/49	8,800	10,411
	DTE Electric Co.	2.950%	3/1/50	4,450	4,466
[3]	DTE Electric Co.	3.250%	4/1/51	5,000	5,325
[3]	DTE Energy Co.	0.550%	11/1/22	3,000	3,006
	DTE Energy Co.	2.250%	11/1/22	3,290	3,355
[3]	DTE Energy Co.	2.529%	10/1/24	4,000	4,178
[3]	DTE Energy Co.	1.050%	6/1/25	8,400	8,332
	DTE Energy Co.	2.850%	10/1/26	22,200	23,517
[3]	DTE Energy Co.	3.400%	6/15/29	14,552	15,763
	DTE Energy Co.	2.950%	3/1/30	2,625	2,756
	Duke Energy Carolinas LLC	2.500%	3/15/23	550	565
	Duke Energy Carolinas LLC	3.050%	3/15/23	9,000	9,337
	Duke Energy Carolinas LLC	2.950%	12/1/26	625	675
	Duke Energy Carolinas LLC	3.950%	11/15/28	7,000	7,953
[3]	Duke Energy Carolinas LLC	6.000%	12/1/28	3,694	4,641
	Duke Energy Carolinas LLC	2.450%	8/15/29	6,000	6,216
	Duke Energy Carolinas LLC	2.450%	2/1/30	6,100	6,272
	Duke Energy Carolinas LLC	2.550%	4/15/31	7,150	7,412
	Duke Energy Carolinas LLC	6.450%	10/15/32	6,575	8,951

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Carolinas LLC	6.100%	6/1/37	5,525	7,542
	Duke Energy Carolinas LLC	6.000%	1/15/38	3,975	5,550
	Duke Energy Carolinas LLC	6.050%	4/15/38	6,175	8,664
	Duke Energy Carolinas LLC	5.300%	2/15/40	9,590	12,771
	Duke Energy Carolinas LLC	4.250%	12/15/41	6,825	8,122
	Duke Energy Carolinas LLC	4.000%	9/30/42	6,470	7,405
	Duke Energy Carolinas LLC	3.750%	6/1/45	4,925	5,489
	Duke Energy Carolinas LLC	3.875%	3/15/46	11,224	12,816
	Duke Energy Carolinas LLC	3.700%	12/1/47	6,135	6,835
	Duke Energy Carolinas LLC	3.950%	3/15/48	9,613	11,099
	Duke Energy Carolinas LLC	3.200%	8/15/49	11,715	12,171
	Duke Energy Carolinas LLC	3.450%	4/15/51	8,500	9,244
	Duke Energy Corp.	3.950%	10/15/23	3,850	4,086
	Duke Energy Corp.	3.750%	4/15/24	7,025	7,498
	Duke Energy Corp.	0.900%	9/15/25	6,548	6,489
	Duke Energy Corp.	2.650%	9/1/26	12,480	13,175
	Duke Energy Corp.	3.150%	8/15/27	7,775	8,382
	Duke Energy Corp.	3.400%	6/15/29	5,000	5,418
	Duke Energy Corp.	2.450%	6/1/30	15,000	15,167
	Duke Energy Corp.	2.550%	6/15/31	7,400	7,516
	Duke Energy Corp.	4.800%	12/15/45	8,966	11,096
	Duke Energy Corp.	3.750%	9/1/46	19,234	20,535
	Duke Energy Corp.	3.950%	8/15/47	13,187	14,585
	Duke Energy Corp.	4.200%	6/15/49	7,234	8,282
	Duke Energy Corp.	3.500%	6/15/51	7,100	7,327
	Duke Energy Corp.	3.250%	1/15/82	4,000	3,987
	Duke Energy Florida LLC	3.200%	1/15/27	11,425	12,398
	Duke Energy Florida LLC	3.800%	7/15/28	4,825	5,413
	Duke Energy Florida LLC	2.500%	12/1/29	9,057	9,395
	Duke Energy Florida LLC	1.750%	6/15/30	7,100	6,899
	Duke Energy Florida LLC	6.350%	9/15/37	3,275	4,772
	Duke Energy Florida LLC	6.400%	6/15/38	5,150	7,505
	Duke Energy Florida LLC	5.650%	4/1/40	6,300	8,677
	Duke Energy Florida LLC	3.850%	11/15/42	1,000	1,136
	Duke Energy Florida LLC	3.400%	10/1/46	6,665	7,159
	Duke Energy Florida LLC	4.200%	7/15/48	3,550	4,272
[3]	Duke Energy Florida Project Finance LLC	1.731%	9/1/22	626	623
[3]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	3,312	3,465
	Duke Energy Indiana LLC	6.120%	10/15/35	2,740	3,714
	Duke Energy Indiana LLC	6.350%	8/15/38	3,725	5,339
	Duke Energy Indiana LLC	6.450%	4/1/39	968	1,399
[3]	Duke Energy Indiana LLC	4.900%	7/15/43	4,960	6,306
	Duke Energy Indiana LLC	3.750%	5/15/46	15,440	17,120
[3]	Duke Energy Indiana LLC	3.250%	10/1/49	8,235	8,566
	Duke Energy Indiana LLC	2.750%	4/1/50	4,630	4,434
	Duke Energy Ohio Inc.	3.800%	9/1/23	100	106
	Duke Energy Ohio Inc.	3.650%	2/1/29	7,265	8,017
	Duke Energy Ohio Inc.	2.125%	6/1/30	2,700	2,691
	Duke Energy Ohio Inc.	3.700%	6/15/46	4,600	5,157
	Duke Energy Ohio Inc.	4.300%	2/1/49	5,800	7,098
	Duke Energy Progress LLC	3.375%	9/1/23	1,750	1,843
	Duke Energy Progress LLC	3.250%	8/15/25	10,966	11,840
	Duke Energy Progress LLC	3.700%	9/1/28	5,650	6,318
	Duke Energy Progress LLC	3.450%	3/15/29	11,912	13,153
	Duke Energy Progress LLC	2.000%	8/15/31	5,300	5,217
	Duke Energy Progress LLC	6.300%	4/1/38	4,220	6,034

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Progress LLC	4.100%	5/15/42	6,425	7,472
	Duke Energy Progress LLC	4.100%	3/15/43	6,345	7,436
	Duke Energy Progress LLC	4.375%	3/30/44	6,175	7,517
	Duke Energy Progress LLC	4.150%	12/1/44	3,825	4,526
	Duke Energy Progress LLC	4.200%	8/15/45	3,425	4,065
	Duke Energy Progress LLC	3.700%	10/15/46	4,200	4,683
	Duke Energy Progress LLC	3.600%	9/15/47	2,825	3,107
	Duke Energy Progress LLC	2.500%	8/15/50	2,400	2,171
	Duke Energy Progress LLC	2.900%	8/15/51	6,740	6,627
[7]	East Ohio Gas Co.	2.000%	6/15/30	1,000	980
[7]	East Ohio Gas Co.	3.000%	6/15/50	2,500	2,489
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	10,529	11,082
[3]	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	4,500	4,710
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	1,134	1,220
	Edison International	2.950%	3/15/23	7,875	8,100
	Edison International	5.750%	6/15/27	3,000	3,455
	Edison International	4.125%	3/15/28	5,197	5,558
	El Paso Electric Co.	6.000%	5/15/35	800	1,063
	El Paso Electric Co.	5.000%	12/1/44	3,200	3,875
	Emera US Finance LP	3.550%	6/15/26	1,049	1,135
	Emera US Finance LP	4.750%	6/15/46	11,925	14,102
	Enel Americas SA	4.000%	10/25/26	4,115	4,500
	Enel Chile SA	4.875%	6/12/28	7,075	8,146
	Entergy Arkansas LLC	3.700%	6/1/24	100	107
	Entergy Arkansas LLC	3.500%	4/1/26	4,125	4,506
	Entergy Arkansas LLC	4.200%	4/1/49	2,900	3,504
	Entergy Arkansas LLC	2.650%	6/15/51	6,000	5,589
	Entergy Corp.	0.900%	9/15/25	7,500	7,367
	Entergy Corp.	2.950%	9/1/26	8,900	9,468
	Entergy Corp.	1.900%	6/15/28	7,000	6,923
	Entergy Corp.	2.800%	6/15/30	9,541	9,853
	Entergy Corp.	2.400%	6/15/31	6,000	5,950
	Entergy Corp.	3.750%	6/15/50	9,319	10,034
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	2,130	2,419
	Entergy Louisiana LLC	4.050%	9/1/23	5,850	6,190
	Entergy Louisiana LLC	0.620%	11/17/23	5,000	5,000
[5]	Entergy Louisiana LLC	0.950%	10/1/24	7,900	7,903
	Entergy Louisiana LLC	5.400%	11/1/24	3,077	3,495
	Entergy Louisiana LLC	2.400%	10/1/26	4,235	4,416
	Entergy Louisiana LLC	3.120%	9/1/27	5,600	6,036
	Entergy Louisiana LLC	3.250%	4/1/28	4,700	5,079
	Entergy Louisiana LLC	1.600%	12/15/30	3,200	3,053
	Entergy Louisiana LLC	3.050%	6/1/31	7,055	7,521
	Entergy Louisiana LLC	2.350%	6/15/32	10,000	10,003
	Entergy Louisiana LLC	4.000%	3/15/33	9,845	11,318
	Entergy Louisiana LLC	3.100%	6/15/41	5,706	5,882
	Entergy Louisiana LLC	4.950%	1/15/45	5,325	5,819
	Entergy Louisiana LLC	4.200%	9/1/48	14,306	17,162
	Entergy Louisiana LLC	4.200%	4/1/50	4,600	5,554
	Entergy Louisiana LLC	2.900%	3/15/51	9,738	9,438
	Entergy Mississippi LLC	2.850%	6/1/28	8,225	8,692
	Entergy Mississippi LLC	3.850%	6/1/49	3,800	4,300
	Entergy Texas Inc.	4.000%	3/30/29	2,000	2,239
	Entergy Texas Inc.	1.750%	3/15/31	6,000	5,685
	Entergy Texas Inc.	3.550%	9/30/49	7,585	8,051
	Essential Utilities Inc.	3.566%	5/1/29	4,000	4,395
	Essential Utilities Inc.	2.704%	4/15/30	6,000	6,210
	Essential Utilities Inc.	4.276%	5/1/49	4,000	4,724

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Essential Utilities Inc.	3.351%	4/15/50	5,000	5,150
	Evergy Inc.	2.450%	9/15/24	9,000	9,397
	Evergy Inc.	2.900%	9/15/29	10,500	11,017
	Evergy Kansas Central Inc.	2.550%	7/1/26	6,250	6,572
	Evergy Kansas Central Inc.	3.100%	4/1/27	4,500	4,842
	Evergy Kansas Central Inc.	4.125%	3/1/42	6,421	7,472
	Evergy Kansas Central Inc.	4.100%	4/1/43	4,055	4,744
	Evergy Kansas Central Inc.	4.250%	12/1/45	3,910	4,703
	Evergy Kansas Central Inc.	3.250%	9/1/49	4,700	4,882
	Evergy Metro Inc.	3.150%	3/15/23	2,600	2,684
[3]	Evergy Metro Inc.	2.250%	6/1/30	3,300	3,329
	Evergy Metro Inc.	5.300%	10/1/41	5,355	7,147
	Evergy Metro Inc.	4.200%	6/15/47	5,255	6,309
[3]	Eversource Energy	3.800%	12/1/23	3,600	3,836
[3]	Eversource Energy	2.900%	10/1/24	4,151	4,384
[3]	Eversource Energy	0.800%	8/15/25	5,600	5,509
[3]	Eversource Energy	3.300%	1/15/28	8,850	9,585
[3]	Eversource Energy	4.250%	4/1/29	6,205	7,119
[3]	Eversource Energy	1.650%	8/15/30	9,510	9,047
	Eversource Energy	2.550%	3/15/31	3,500	3,568
	Eversource Energy	3.450%	1/15/50	5,850	6,133
[3]	Exelon Corp.	3.950%	6/15/25	22,790	24,837
	Exelon Corp.	3.400%	4/15/26	7,075	7,666
	Exelon Corp.	4.050%	4/15/30	15,150	17,150
[3]	Exelon Corp.	4.950%	6/15/35	7,235	8,822
	Exelon Corp.	5.625%	6/15/35	3,775	4,884
	Exelon Corp.	5.100%	6/15/45	6,725	8,826
	Exelon Corp.	4.450%	4/15/46	12,626	15,259
	Exelon Corp.	4.700%	4/15/50	12,200	15,401
	Exelon Generation Co. LLC	3.400%	3/15/22	6,400	6,468
	Exelon Generation Co. LLC	3.250%	6/1/25	2,000	2,132
	Exelon Generation Co. LLC	6.250%	10/1/39	4,321	5,518
	Exelon Generation Co. LLC	5.750%	10/1/41	7,650	9,328
	Exelon Generation Co. LLC	5.600%	6/15/42	10,048	12,153
	Florida Power & Light Co.	2.750%	6/1/23	2,400	2,468
	Florida Power & Light Co.	3.250%	6/1/24	2,800	2,962
	Florida Power & Light Co.	2.850%	4/1/25	23,717	25,172
	Florida Power & Light Co.	3.125%	12/1/25	6,000	6,449
	Florida Power & Light Co.	5.625%	4/1/34	1,950	2,616
	Florida Power & Light Co.	5.650%	2/1/37	3,379	4,557
	Florida Power & Light Co.	5.950%	2/1/38	3,250	4,617
	Florida Power & Light Co.	5.960%	4/1/39	11,319	16,290
	Florida Power & Light Co.	5.250%	2/1/41	975	1,314
	Florida Power & Light Co.	4.125%	2/1/42	5,425	6,540
	Florida Power & Light Co.	4.050%	6/1/42	4,600	5,503
	Florida Power & Light Co.	3.800%	12/15/42	3,535	4,100
	Florida Power & Light Co.	4.050%	10/1/44	2,973	3,612
	Florida Power & Light Co.	3.950%	3/1/48	19,054	23,001
	Florida Power & Light Co.	4.125%	6/1/48	3,550	4,390
	Florida Power & Light Co.	3.990%	3/1/49	12,981	15,654
	Florida Power & Light Co.	3.150%	10/1/49	9,675	10,247
	Fortis Inc.	3.055%	10/4/26	13,973	14,997
[3]	Georgia Power Co.	2.100%	7/30/23	5,200	5,357
	Georgia Power Co.	3.250%	4/1/26	8,250	8,866
	Georgia Power Co.	3.250%	3/30/27	3,500	3,776
[3]	Georgia Power Co.	2.650%	9/15/29	10,000	10,422
[3]	Georgia Power Co.	4.750%	9/1/40	5,425	6,612
	Georgia Power Co.	4.300%	3/15/42	11,290	13,221

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Power Co.	4.300%	3/15/43	6,555	7,667
[3]	Georgia Power Co.	3.700%	1/30/50	2,400	2,579
[3]	Georgia Power Co.	3.250%	3/15/51	7,500	7,624
[3]	Gulf Power Co.	3.300%	5/30/27	2,325	2,533
	Iberdrola International BV	6.750%	7/15/36	3,835	5,745
	Indiana Michigan Power Co.	3.850%	5/15/28	3,000	3,344
	Indiana Michigan Power Co.	6.050%	3/15/37	3,890	5,333
[3]	Indiana Michigan Power Co.	4.550%	3/15/46	11,055	13,704
[3]	Indiana Michigan Power Co.	3.750%	7/1/47	5,654	6,306
	Indiana Michigan Power Co.	4.250%	8/15/48	490	594
	Indiana Michigan Power Co.	3.250%	5/1/51	5,500	5,735
	Interstate Power & Light Co.	3.250%	12/1/24	10,730	11,459
	Interstate Power & Light Co.	4.100%	9/26/28	4,570	5,201
	Interstate Power & Light Co.	3.600%	4/1/29	8,774	9,691
	Interstate Power & Light Co.	2.300%	6/1/30	8,000	8,043
	Interstate Power & Light Co.	6.250%	7/15/39	2,475	3,468
	Interstate Power & Light Co.	3.700%	9/15/46	2,925	3,261
	IPALCO Enterprises Inc.	4.250%	5/1/30	4,400	4,935
	ITC Holdings Corp.	2.700%	11/15/22	4,445	4,548
	ITC Holdings Corp.	3.650%	6/15/24	3,589	3,828
	ITC Holdings Corp.	3.250%	6/30/26	4,865	5,259
	ITC Holdings Corp.	3.350%	11/15/27	6,505	7,068
	ITC Holdings Corp.	5.300%	7/1/43	6,226	8,186
[3]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,658	3,206
	Kentucky Utilities Co.	5.125%	11/1/40	8,765	11,310
	Kentucky Utilities Co.	4.375%	10/1/45	6,900	8,382
	Kentucky Utilities Co.	3.300%	6/1/50	6,000	6,286
[3]	Louisville Gas & Electric Co.	3.300%	10/1/25	4,653	5,010
	Louisville Gas & Electric Co.	4.250%	4/1/49	9,900	11,996
	MidAmerican Energy Co.	3.500%	10/15/24	10,000	10,764
	MidAmerican Energy Co.	3.100%	5/1/27	3,050	3,316
	MidAmerican Energy Co.	6.750%	12/30/31	4,150	5,806
[3]	MidAmerican Energy Co.	5.750%	11/1/35	2,630	3,570
[3]	MidAmerican Energy Co.	5.800%	10/15/36	3,250	4,490
	MidAmerican Energy Co.	4.800%	9/15/43	5,110	6,584
	MidAmerican Energy Co.	4.400%	10/15/44	4,870	6,016
	MidAmerican Energy Co.	4.250%	5/1/46	5,205	6,374
	MidAmerican Energy Co.	3.950%	8/1/47	3,199	3,759
	MidAmerican Energy Co.	3.650%	8/1/48	8,075	9,077
	MidAmerican Energy Co.	4.250%	7/15/49	8,524	10,539
	MidAmerican Energy Co.	3.150%	4/15/50	5,000	5,235
[3]	Mississippi Power Co.	4.250%	3/15/42	4,400	5,194
	National Fuel Gas Co.	5.200%	7/15/25	1,921	2,139
	National Fuel Gas Co.	5.500%	1/15/26	4,498	5,184
	National Fuel Gas Co.	3.950%	9/15/27	1,900	2,042
	National Fuel Gas Co.	4.750%	9/1/28	11,000	12,314
	National Fuel Gas Co.	2.950%	3/1/31	1,500	1,520
	National Grid USA	5.803%	4/1/35	2,817	3,474
	National Rural Utilities Cooperative Finance Corp.	2.400%	4/25/22	6,306	6,372
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	3,150	3,241
	National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	3,350	3,534
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	8,200	8,613
	National Rural Utilities Cooperative Finance Corp.	0.350%	2/8/24	3,000	2,982

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	4,500	4,756
[3]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	7,300	7,871
	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	16,657	16,487
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	2,150	2,324
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	11,525	12,617
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	3,000	3,391
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	7,730	8,660
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	4,700	4,807
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	4,000	3,731
[3]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	3,500	3,326
[3]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	1,513	2,246
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	10,552	12,270
[3]	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	5,050	5,258
[3]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	2,900	3,189
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	8,976	11,390
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	8,365	10,234
[3]	Nevada Power Co.	3.700%	5/1/29	5,575	6,236
[3]	Nevada Power Co.	2.400%	5/1/30	10,044	10,231
[3]	Nevada Power Co.	6.650%	4/1/36	965	1,411
[3]	Nevada Power Co.	6.750%	7/1/37	1,575	2,330
[3]	Nevada Power Co.	3.125%	8/1/50	4,850	4,962
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	3,500	3,546
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	12,845	13,213
	NextEra Energy Capital Holdings Inc.	0.650%	3/1/23	18,000	18,067
	NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	2,935	3,104
	NextEra Energy Capital Holdings Inc.	2.750%	5/1/25	11,489	12,122
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	6,226	6,688
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	12,485	13,701
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	16,000	16,045
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	13,469	14,752
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	335	351
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	48,021	48,367
[3]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	4,962	5,567
[3]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	3,100	3,625
	NiSource Inc.	0.950%	8/15/25	13,258	13,097
	NiSource Inc.	3.490%	5/15/27	10,500	11,504
	NiSource Inc.	2.950%	9/1/29	8,020	8,412
	NiSource Inc.	3.600%	5/1/30	5,000	5,487
	NiSource Inc.	1.700%	2/15/31	14,545	13,737
	NiSource Inc.	5.950%	6/15/41	8,021	11,148
	NiSource Inc.	5.250%	2/15/43	5,120	6,672
	NiSource Inc.	4.800%	2/15/44	4,698	5,860
	NiSource Inc.	5.650%	2/1/45	767	1,057
	NiSource Inc.	4.375%	5/15/47	14,975	17,861

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NiSource Inc.	3.950%	3/30/48	5,000	5,687
	Northern States Power Co.	2.600%	5/15/23	1,280	1,312
	Northern States Power Co.	2.250%	4/1/31	4,000	4,066
	Northern States Power Co.	6.250%	6/1/36	840	1,205
	Northern States Power Co.	6.200%	7/1/37	2,705	3,941
	Northern States Power Co.	5.350%	11/1/39	3,295	4,510
	Northern States Power Co.	4.000%	8/15/45	2,100	2,495
	Northern States Power Co.	3.600%	5/15/46	4,475	5,014
	Northern States Power Co.	3.600%	9/15/47	1,000	1,120
	Northern States Power Co.	2.900%	3/1/50	7,305	7,406
	Northern States Power Co.	2.600%	6/1/51	5,300	5,039
	Northern States Power Co.	3.200%	4/1/52	4,000	4,248
	NorthWestern Corp.	4.176%	11/15/44	2,425	2,804
	NSTAR Electric Co.	2.375%	10/15/22	5,475	5,562
	NSTAR Electric Co.	3.200%	5/15/27	6,000	6,549
	NSTAR Electric Co.	3.250%	5/15/29	1,430	1,564
	NSTAR Electric Co.	5.500%	3/15/40	5,005	6,892
	NSTAR Electric Co.	4.400%	3/1/44	2,300	2,841
	Oglethorpe Power Corp.	5.950%	11/1/39	2,500	3,331
	Oglethorpe Power Corp.	5.375%	11/1/40	6,720	8,504
	Oglethorpe Power Corp.	5.250%	9/1/50	2,355	2,985
	Ohio Edison Co.	6.875%	7/15/36	4,180	5,982
[3]	Ohio Power Co.	1.625%	1/15/31	5,000	4,776
	Ohio Power Co.	4.000%	6/1/49	4,178	4,867
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	3,500	3,909
	Oklahoma Gas & Electric Co.	3.300%	3/15/30	3,936	4,257
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	2,000	2,161
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	2,215	2,619
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	3,975	4,546
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	5,000	5,269
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	3,050	3,237
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	2,000	1,950
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	3,000	3,369
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	2,610	3,254
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	3,000	3,177
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	4,420	6,231
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	150	220
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	2,405	3,862
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	3,500	4,736
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	7,725	9,715
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	4,404	6,033
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	7,393	8,462
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	2,650	3,067
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	4,185	5,078
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	8,530	9,964
[3]	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	5,112	5,366
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	6,864	7,920
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	3,458	5,114
	ONE Gas Inc.	0.850%	3/11/23	5,000	5,001
	ONE Gas Inc.	1.100%	3/11/24	5,000	5,000
	ONE Gas Inc.	2.000%	5/15/30	2,500	2,457
	ONE Gas Inc.	4.658%	2/1/44	4,525	5,579
	ONE Gas Inc.	4.500%	11/1/48	3,000	3,651
	Pacific Gas & Electric Co.	1.367%	3/10/23	7,500	7,475
	Pacific Gas & Electric Co.	3.850%	11/15/23	8,100	8,424
	Pacific Gas & Electric Co.	3.750%	2/15/24	2,000	2,083
	Pacific Gas & Electric Co.	3.500%	6/15/25	6,212	6,478
	Pacific Gas & Electric Co.	3.450%	7/1/25	1,000	1,044

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pacific Gas & Electric Co.	3.150%	1/1/26	25,389	26,240
Pacific Gas & Electric Co.	2.100%	8/1/27	5,000	4,879
Pacific Gas & Electric Co.	3.300%	12/1/27	20,800	21,430
Pacific Gas & Electric Co.	3.000%	6/15/28	1,000	1,009
Pacific Gas & Electric Co.	3.750%	7/1/28	17,500	18,310
Pacific Gas & Electric Co.	4.550%	7/1/30	34,000	36,776
Pacific Gas & Electric Co.	2.500%	2/1/31	19,000	18,073
Pacific Gas & Electric Co.	3.250%	6/1/31	4,500	4,484
Pacific Gas & Electric Co.	4.500%	7/1/40	27,631	28,254
Pacific Gas & Electric Co.	3.300%	8/1/40	13,200	12,181
Pacific Gas & Electric Co.	4.200%	6/1/41	5,000	4,954
Pacific Gas & Electric Co.	4.750%	2/15/44	10,500	10,734
Pacific Gas & Electric Co.	4.300%	3/15/45	7,000	6,905
Pacific Gas & Electric Co.	4.250%	3/15/46	5,000	4,910
Pacific Gas & Electric Co.	3.950%	12/1/47	13,300	12,726
Pacific Gas & Electric Co.	4.950%	7/1/50	38,977	41,375
Pacific Gas & Electric Co.	3.500%	8/1/50	17,400	15,813
PacifiCorp	2.950%	2/1/22	6,625	6,638
PacifiCorp	2.950%	6/1/23	6,077	6,296
PacifiCorp	3.600%	4/1/24	4,910	5,233
PacifiCorp	3.500%	6/15/29	8,000	8,834
PacifiCorp	2.700%	9/15/30	7,473	7,789
PacifiCorp	7.700%	11/15/31	985	1,436
PacifiCorp	5.250%	6/15/35	2,875	3,688
PacifiCorp	6.100%	8/1/36	3,925	5,420
PacifiCorp	5.750%	4/1/37	5,853	7,896
PacifiCorp	6.250%	10/15/37	9,410	13,326
PacifiCorp	6.350%	7/15/38	2,650	3,778
PacifiCorp	6.000%	1/15/39	1,135	1,592
PacifiCorp	4.100%	2/1/42	2,006	2,319
PacifiCorp	4.125%	1/15/49	14,900	17,590
PacifiCorp	4.150%	2/15/50	4,000	4,762
PacifiCorp	3.300%	3/15/51	20,089	20,926
PacifiCorp	2.900%	6/15/52	3,700	3,591
PECO Energy Co.	5.950%	10/1/36	2,500	3,527
PECO Energy Co.	4.150%	10/1/44	2,732	3,263
PECO Energy Co.	3.000%	9/15/49	3,740	3,799
PECO Energy Co.	2.800%	6/15/50	10,900	10,729
PECO Energy Co.	3.050%	3/15/51	4,000	4,093
PECO Energy Co.	2.850%	9/15/51	3,325	3,281
Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	8,327	9,051
Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	3,700	3,728
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	1,225	1,491
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	6,223	6,650
Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	4,400	4,525
Pinnacle West Capital Corp.	1.300%	6/15/25	6,000	5,981
Potomac Electric Power Co.	3.600%	3/15/24	6,983	7,442
Potomac Electric Power Co.	6.500%	11/15/37	4,118	5,991
Potomac Electric Power Co.	4.150%	3/15/43	4,200	4,996
PPL Capital Funding Inc.	3.100%	5/15/26	7,779	8,289
PPL Electric Utilities Corp.	6.250%	5/15/39	2,275	3,286
PPL Electric Utilities Corp.	4.125%	6/15/44	1,825	2,178
PPL Electric Utilities Corp.	4.150%	10/1/45	4,030	4,854
PPL Electric Utilities Corp.	3.950%	6/1/47	4,450	5,288
PPL Electric Utilities Corp.	4.150%	6/15/48	2,795	3,426
Progress Energy Inc.	3.150%	4/1/22	12,800	12,888
Progress Energy Inc.	7.000%	10/30/31	3,650	4,985
Progress Energy Inc.	6.000%	12/1/39	6,382	8,790

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PSEG Power LLC	3.850%	6/1/23	11,050	11,644
	PSEG Power LLC	8.625%	4/15/31	3,295	5,219
	Public Service Co. of Colorado	3.700%	6/15/28	4,245	4,738
[3]	Public Service Co. of Colorado	1.900%	1/15/31	3,500	3,447
	Public Service Co. of Colorado	1.875%	6/15/31	15,425	15,157
	Public Service Co. of Colorado	6.500%	8/1/38	75	112
	Public Service Co. of Colorado	3.600%	9/15/42	5,116	5,737
	Public Service Co. of Colorado	4.300%	3/15/44	3,475	4,204
	Public Service Co. of Colorado	3.800%	6/15/47	1,100	1,259
	Public Service Co. of Colorado	4.100%	6/15/48	3,695	4,444
	Public Service Co. of Colorado	4.050%	9/15/49	4,800	5,777
[3]	Public Service Co. of Colorado	3.200%	3/1/50	7,200	7,593
[3]	Public Service Co. of Colorado	2.700%	1/15/51	19,705	19,102
	Public Service Co. of New Hampshire	3.500%	11/1/23	875	924
	Public Service Co. of New Hampshire	3.600%	7/1/49	2,900	3,274
[3]	Public Service Electric & Gas Co.	3.000%	5/15/25	1,170	1,243
[3]	Public Service Electric & Gas Co.	0.950%	3/15/26	4,500	4,473
[3]	Public Service Electric & Gas Co.	2.250%	9/15/26	3,055	3,193
[3]	Public Service Electric & Gas Co.	3.000%	5/15/27	3,000	3,252
[3]	Public Service Electric & Gas Co.	3.200%	5/15/29	7,230	7,891
[3]	Public Service Electric & Gas Co.	2.450%	1/15/30	2,500	2,591
[3]	Public Service Electric & Gas Co.	5.800%	5/1/37	875	1,200
[3]	Public Service Electric & Gas Co.	3.950%	5/1/42	4,295	5,010
[3]	Public Service Electric & Gas Co.	3.650%	9/1/42	650	731
[3]	Public Service Electric & Gas Co.	3.800%	3/1/46	9,100	10,528
[3]	Public Service Electric & Gas Co.	3.600%	12/1/47	3,075	3,462
[3]	Public Service Electric & Gas Co.	3.850%	5/1/49	6,500	7,626
[3]	Public Service Electric & Gas Co.	3.150%	1/1/50	7,300	7,673
[3]	Public Service Electric & Gas Co.	2.700%	5/1/50	8,950	8,697
[3]	Public Service Electric & Gas Co.	2.050%	8/1/50	5,000	4,290
[3]	Public Service Electric & Gas Co.	3.000%	3/1/51	4,500	4,627
	Public Service Enterprise Group Inc.	2.650%	11/15/22	4,775	4,888
	Public Service Enterprise Group Inc.	2.875%	6/15/24	3,000	3,158
	Public Service Enterprise Group Inc.	0.800%	8/15/25	5,000	4,914
	Public Service Enterprise Group Inc.	1.600%	8/15/30	16,864	15,945
	Puget Energy Inc.	3.650%	5/15/25	4,280	4,583
[7]	Puget Energy Inc.	2.379%	6/15/28	2,899	2,907
	Puget Energy Inc.	4.100%	6/15/30	5,200	5,738
	Puget Sound Energy Inc.	6.274%	3/15/37	3,840	5,329
	Puget Sound Energy Inc.	5.757%	10/1/39	5,540	7,490
	Puget Sound Energy Inc.	5.795%	3/15/40	1,510	2,080
	Puget Sound Energy Inc.	5.638%	4/15/41	925	1,256
	Puget Sound Energy Inc.	4.300%	5/20/45	6,005	7,232
	Puget Sound Energy Inc.	4.223%	6/15/48	5,225	6,277
[3]	San Diego Gas & Electric Co.	1.700%	10/1/30	8,800	8,470
	San Diego Gas & Electric Co.	6.000%	6/1/39	4,461	6,228
	San Diego Gas & Electric Co.	4.500%	8/15/40	5,670	6,963
[3]	San Diego Gas & Electric Co.	3.750%	6/1/47	5,750	6,453
	San Diego Gas & Electric Co.	4.150%	5/15/48	5,100	6,067
[3]	San Diego Gas & Electric Co.	3.320%	4/15/50	5,675	5,985
	Sempra Energy	2.900%	2/1/23	2,625	2,703
	Sempra Energy	4.050%	12/1/23	11,835	12,606
	Sempra Energy	3.750%	11/15/25	12,905	14,039
	Sempra Energy	3.250%	6/15/27	7,595	8,196
	Sempra Energy	3.400%	2/1/28	14,958	16,195
	Sempra Energy	3.800%	2/1/38	13,250	14,667
	Sempra Energy	6.000%	10/15/39	8,125	11,244
	Sempra Energy	4.000%	2/1/48	4,570	5,106

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sierra Pacific Power Co.	2.600%	5/1/26	5,175	5,464
[3]	Southern California Edison Co.	1.845%	2/1/22	261	261
	Southern California Edison Co.	0.700%	4/3/23	4,700	4,712
[3]	Southern California Edison Co.	3.400%	6/1/23	6,250	6,523
[3]	Southern California Edison Co.	0.700%	8/1/23	750	750
[3]	Southern California Edison Co.	3.500%	10/1/23	10,600	11,134
	Southern California Edison Co.	1.100%	4/1/24	7,200	7,236
[3]	Southern California Edison Co.	0.975%	8/1/24	2,000	2,003
[3]	Southern California Edison Co.	3.700%	8/1/25	12,075	13,127
[3]	Southern California Edison Co.	1.200%	2/1/26	3,000	2,978
[3]	Southern California Edison Co.	3.650%	3/1/28	6,875	7,466
[3]	Southern California Edison Co.	4.200%	3/1/29	8,000	8,995
	Southern California Edison Co.	6.650%	4/1/29	850	1,054
	Southern California Edison Co.	2.850%	8/1/29	10,405	10,792
	Southern California Edison Co.	2.250%	6/1/30	7,000	6,928
[3]	Southern California Edison Co.	2.500%	6/1/31	5,275	5,303
	Southern California Edison Co.	6.000%	1/15/34	5,655	7,361
[3]	Southern California Edison Co.	5.750%	4/1/35	800	1,014
[3]	Southern California Edison Co.	5.350%	7/15/35	4,085	5,074
	Southern California Edison Co.	5.625%	2/1/36	2,445	3,067
[3]	Southern California Edison Co.	5.950%	2/1/38	2,800	3,640
	Southern California Edison Co.	6.050%	3/15/39	1,460	1,943
	Southern California Edison Co.	5.500%	3/15/40	5,472	6,884
	Southern California Edison Co.	4.500%	9/1/40	6,882	7,798
	Southern California Edison Co.	4.050%	3/15/42	16,496	17,663
[3]	Southern California Edison Co.	3.900%	3/15/43	3,025	3,181
	Southern California Edison Co.	4.650%	10/1/43	8,575	9,890
[3]	Southern California Edison Co.	3.600%	2/1/45	3,900	3,933
	Southern California Edison Co.	4.000%	4/1/47	13,531	14,475
[3]	Southern California Edison Co.	4.125%	3/1/48	16,870	18,391
[3]	Southern California Edison Co.	4.875%	3/1/49	6,400	7,651
	Southern California Edison Co.	3.650%	2/1/50	15,452	15,828
[3]	Southern California Edison Co.	2.950%	2/1/51	7,000	6,407
[3]	Southern California Edison Co.	3.650%	6/1/51	5,300	5,450
	Southern California Gas Co.	3.150%	9/15/24	4,200	4,472
	Southern California Gas Co.	3.200%	6/15/25	560	598
[3]	Southern California Gas Co.	2.600%	6/15/26	12,015	12,703
[3]	Southern California Gas Co.	2.550%	2/1/30	10,020	10,316
	Southern California Gas Co.	3.750%	9/15/42	4,075	4,516
[3]	Southern California Gas Co.	4.125%	6/1/48	5,800	6,904
[3]	Southern California Gas Co.	4.300%	1/15/49	4,500	5,561
[3]	Southern California Gas Co.	3.950%	2/15/50	4,500	5,269
	Southern Co.	2.950%	7/1/23	3,375	3,505
	Southern Co.	3.250%	7/1/26	22,141	23,833
[3]	Southern Co.	1.750%	3/15/28	5,000	4,950
[3]	Southern Co.	3.700%	4/30/30	7,200	7,915
	Southern Co.	4.250%	7/1/36	11,245	12,952
	Southern Co.	4.400%	7/1/46	21,910	25,856
[3]	Southern Co.	4.000%	1/15/51	5,000	5,289
[3]	Southern Co.	3.750%	9/15/51	10,000	10,254
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	10,875	11,703
[3]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	14,500	13,799
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	6,325	8,696
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,500	1,760
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	4,725	5,245
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	13,495	15,885
[3]	Southern Power Co.	2.500%	12/15/21	5,125	5,138
	Southern Power Co.	4.150%	12/1/25	4,525	5,016

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern Power Co.	0.900%	1/15/26	1,000	981
	Southern Power Co.	5.150%	9/15/41	4,990	6,131
	Southern Power Co.	5.250%	7/15/43	2,635	3,294
[3]	Southern Power Co.	4.950%	12/15/46	3,965	4,786
	Southwest Gas Corp.	3.700%	4/1/28	2,500	2,751
	Southwest Gas Corp.	2.200%	6/15/30	5,000	4,955
	Southwest Gas Corp.	3.800%	9/29/46	2,600	2,785
	Southwest Gas Corp.	4.150%	6/1/49	2,300	2,613
[3]	Southwestern Electric Power Co.	1.650%	3/15/26	5,300	5,349
[3]	Southwestern Electric Power Co.	2.750%	10/1/26	4,800	5,053
[3]	Southwestern Electric Power Co.	4.100%	9/15/28	8,962	10,108
	Southwestern Electric Power Co.	6.200%	3/15/40	5,475	7,633
[3]	Southwestern Electric Power Co.	3.900%	4/1/45	6,491	7,080
[3]	Southwestern Electric Power Co.	3.850%	2/1/48	10,024	10,998
	Southwestern Public Service Co.	3.300%	6/15/24	200	211
	Southwestern Public Service Co.	4.500%	8/15/41	4,164	5,105
	Southwestern Public Service Co.	3.400%	8/15/46	8,460	9,003
	Southwestern Public Service Co.	3.700%	8/15/47	7,200	8,031
[3]	Southwestern Public Service Co.	4.400%	11/15/48	3,610	4,504
	Southwestern Public Service Co.	3.750%	6/15/49	6,000	6,818
[3]	Southwestern Public Service Co.	3.150%	5/1/50	11,750	12,272
	Tampa Electric Co.	2.400%	3/15/31	4,500	4,575
	Tampa Electric Co.	4.100%	6/15/42	2,250	2,602
	Tampa Electric Co.	4.350%	5/15/44	2,300	2,774
	Tampa Electric Co.	4.300%	6/15/48	4,065	4,961
	Tampa Electric Co.	3.625%	6/15/50	2,000	2,229
	Tampa Electric Co.	3.450%	3/15/51	4,500	4,855
	Toledo Edison Co.	6.150%	5/15/37	2,769	3,808
	Tucson Electric Power Co.	3.050%	3/15/25	2,000	2,124
	Tucson Electric Power Co.	1.500%	8/1/30	2,500	2,369
	Tucson Electric Power Co.	4.850%	12/1/48	800	1,029
	Union Electric Co.	3.500%	4/15/24	4,990	5,305
	Union Electric Co.	2.950%	6/15/27	17,194	18,423
	Union Electric Co.	3.500%	3/15/29	3,650	4,024
	Union Electric Co.	2.950%	3/15/30	4,525	4,821
	Union Electric Co.	2.150%	3/15/32	5,600	5,559
	Union Electric Co.	5.300%	8/1/37	3,882	4,986
	Union Electric Co.	8.450%	3/15/39	2,365	4,016
	Union Electric Co.	3.900%	9/15/42	175	200
	Union Electric Co.	3.650%	4/15/45	3,625	4,057
	Union Electric Co.	4.000%	4/1/48	8,500	10,016
	Union Electric Co.	3.250%	10/1/49	4,840	5,156
	Union Electric Co.	2.625%	3/15/51	7,500	7,108
	United Utilities plc	6.875%	8/15/28	175	224
	Veolia Environnement SA	6.750%	6/1/38	2,643	3,968
[3]	Virginia Electric & Power Co.	2.750%	3/15/23	6,075	6,251
	Virginia Electric & Power Co.	3.450%	2/15/24	4,489	4,754
[3]	Virginia Electric & Power Co.	3.100%	5/15/25	3,450	3,670
[3]	Virginia Electric & Power Co.	3.150%	1/15/26	14,820	15,961
[3]	Virginia Electric & Power Co.	2.950%	11/15/26	3,532	3,793
[3]	Virginia Electric & Power Co.	3.500%	3/15/27	6,850	7,547
[3]	Virginia Electric & Power Co.	3.800%	4/1/28	11,552	12,914
[3]	Virginia Electric & Power Co.	2.875%	7/15/29	2,882	3,066
[3]	Virginia Electric & Power Co.	6.000%	1/15/36	2,940	4,043
[3]	Virginia Electric & Power Co.	6.000%	5/15/37	6,835	9,449
	Virginia Electric & Power Co.	6.350%	11/30/37	3,150	4,511
	Virginia Electric & Power Co.	8.875%	11/15/38	4,945	8,712
	Virginia Electric & Power Co.	4.000%	1/15/43	17,262	19,880

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Virginia Electric & Power Co.	4.650%	8/15/43	5,505	6,857
	Virginia Electric & Power Co.	4.450%	2/15/44	7,656	9,336
[3]	Virginia Electric & Power Co.	4.200%	5/15/45	7,384	8,793
[3]	Virginia Electric & Power Co.	4.000%	11/15/46	9,685	11,335
[3]	Virginia Electric & Power Co.	3.800%	9/15/47	7,604	8,657
	Virginia Electric & Power Co.	4.600%	12/1/48	10,700	13,793
	Virginia Electric & Power Co.	3.300%	12/1/49	2,406	2,563
	Virginia Electric & Power Co.	2.450%	12/15/50	21,971	19,799
[3]	Washington Gas Light Co.	3.796%	9/15/46	3,550	4,021
[3]	Washington Gas Light Co.	3.650%	9/15/49	4,285	4,794
	WEC Energy Group Inc.	0.550%	9/15/23	4,400	4,399
	WEC Energy Group Inc.	0.800%	3/15/24	5,475	5,489
	WEC Energy Group Inc.	3.550%	6/15/25	3,300	3,570
	WEC Energy Group Inc.	1.375%	10/15/27	11,500	11,292
	WEC Energy Group Inc.	1.800%	10/15/30	5,000	4,804
	Wisconsin Electric Power Co.	2.050%	12/15/24	2,000	2,079
	Wisconsin Electric Power Co.	1.700%	6/15/28	2,500	2,497
	Wisconsin Electric Power Co.	5.625%	5/15/33	150	195
	Wisconsin Electric Power Co.	5.700%	12/1/36	100	135
	Wisconsin Electric Power Co.	4.300%	10/15/48	2,725	3,368
	Wisconsin Power & Light Co.	3.050%	10/15/27	2,300	2,467
	Wisconsin Power & Light Co.	6.375%	8/15/37	2,150	3,039
	Wisconsin Power & Light Co.	3.650%	4/1/50	4,000	4,506
	Wisconsin Public Service Corp.	3.350%	11/21/21	3,500	3,514
	Wisconsin Public Service Corp.	3.671%	12/1/42	2,650	2,990
	Wisconsin Public Service Corp.	4.752%	11/1/44	4,375	5,593
	Xcel Energy Inc.	0.500%	10/15/23	5,000	5,006
	Xcel Energy Inc.	3.300%	6/1/25	12,900	13,774
	Xcel Energy Inc.	4.000%	6/15/28	13,245	14,906
	Xcel Energy Inc.	2.600%	12/1/29	7,005	7,260
	Xcel Energy Inc.	3.400%	6/1/30	14,679	16,037
	Xcel Energy Inc.	6.500%	7/1/36	1,646	2,350
	Xcel Energy Inc.	3.500%	12/1/49	9,276	9,911
					5,826,257
Total Corporate Bonds (Cost $67,844,567)					71,915,323
Sovereign Bonds (3.6%)
[3]	African Development Bank	2.125%	11/16/22	31,950	32,644
	African Development Bank	0.750%	4/3/23	10,347	10,425
	African Development Bank	3.000%	9/20/23	12,900	13,570
	African Development Bank	0.875%	3/23/26	36,000	35,846
[3]	African Development Bank	0.875%	7/22/26	18,725	18,594
	Asian Development Bank	1.625%	1/24/23	23,100	23,532
[3]	Asian Development Bank	2.750%	3/17/23	26,500	27,471
[3]	Asian Development Bank	0.250%	7/14/23	49,000	48,969
[3]	Asian Development Bank	0.250%	10/6/23	47,800	47,720
	Asian Development Bank	2.625%	1/30/24	16,550	17,392
[3]	Asian Development Bank	0.375%	6/11/24	54,745	54,542
[3,5]	Asian Development Bank	0.625%	10/8/24	25,000	25,031
	Asian Development Bank	1.500%	10/18/24	27,500	28,251
[3]	Asian Development Bank	2.000%	1/22/25	13,225	13,801
[3]	Asian Development Bank	2.125%	3/19/25	13,404	14,060
	Asian Development Bank	0.625%	4/29/25	13,400	13,355
[3]	Asian Development Bank	0.375%	9/3/25	75,611	74,397
[3]	Asian Development Bank	0.500%	2/4/26	67,225	65,985
[3]	Asian Development Bank	1.000%	4/14/26	40,000	40,059
[3]	Asian Development Bank	2.000%	4/24/26	1,700	1,778
[3]	Asian Development Bank	1.750%	8/14/26	7,666	7,927

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Asian Development Bank	2.625%	1/12/27	7,250	7,815
[3]	Asian Development Bank	2.375%	8/10/27	5,265	5,618
	Asian Development Bank	6.220%	8/15/27	2,175	2,761
[3]	Asian Development Bank	2.500%	11/2/27	46,115	49,588
[3]	Asian Development Bank	2.750%	1/19/28	450	490
[3]	Asian Development Bank	1.250%	6/9/28	5,000	4,977
[3]	Asian Development Bank	3.125%	9/26/28	15,188	16,974
[3]	Asian Development Bank	1.750%	9/19/29	6,340	6,488
[3]	Asian Development Bank	1.875%	1/24/30	10,865	11,206
[3]	Asian Development Bank	0.750%	10/8/30	19,000	17,765
[3]	Asian Development Bank	1.500%	3/4/31	34,200	34,066
	Asian Infrastructure Investment Bank	0.250%	9/29/23	20,000	19,961
	Asian Infrastructure Investment Bank	2.250%	5/16/24	12,785	13,363
	Asian Infrastructure Investment Bank	0.500%	5/28/25	14,200	14,068
	Asian Infrastructure Investment Bank	0.500%	1/27/26	33,000	32,385
	Canadian Government Bond	2.000%	11/15/22	25,890	26,414
	Canadian Government Bond	1.625%	1/22/25	26,500	27,351
	Canadian Government Bond	0.750%	5/19/26	45,000	44,582
	Corp. Andina de Fomento	4.375%	6/15/22	23,269	23,886
	Corp. Andina de Fomento	2.750%	1/6/23	11,350	11,658
	Corp. Andina de Fomento	2.375%	5/12/23	1,500	1,541
	Corp. Andina de Fomento	3.750%	11/23/23	9,500	10,065
	Corp. Andina de Fomento	1.625%	9/23/25	3,500	3,534
	Council of Europe Development Bank	2.625%	2/13/23	18,475	19,061
	Council of Europe Development Bank	0.250%	10/20/23	10,875	10,853
	Council of Europe Development Bank	2.500%	2/27/24	1,825	1,914
	Council of Europe Development Bank	0.375%	6/10/24	12,775	12,726
	Council of Europe Development Bank	1.375%	2/27/25	11,435	11,696
	Council of Europe Development Bank	0.875%	9/22/26	20,900	20,731
[3,7]	Electricite de France SA	4.750%	10/13/35	2,059	2,481
	Equinor ASA	2.450%	1/17/23	17,667	18,147
	Equinor ASA	2.650%	1/15/24	18,747	19,608
	Equinor ASA	3.700%	3/1/24	9,856	10,580
	Equinor ASA	3.250%	11/10/24	10,194	10,956
	Equinor ASA	2.875%	4/6/25	500	531
	Equinor ASA	1.750%	1/22/26	10,247	10,494
	Equinor ASA	7.250%	9/23/27	4,350	5,699
	Equinor ASA	3.625%	9/10/28	9,652	10,759
[7]	Equinor ASA	6.500%	12/1/28	225	294
	Equinor ASA	3.125%	4/6/30	17,391	18,903
	Equinor ASA	2.375%	5/22/30	8,400	8,643
	Equinor ASA	5.100%	8/17/40	11,100	14,668
	Equinor ASA	4.250%	11/23/41	3,100	3,732
	Equinor ASA	3.950%	5/15/43	3,025	3,489
	Equinor ASA	4.800%	11/8/43	12,295	15,804
	Equinor ASA	3.250%	11/18/49	11,671	12,301
	Equinor ASA	3.700%	4/6/50	19,825	22,777
[3]	European Bank for Reconstruction & Development	2.750%	3/7/23	24,750	25,638
[3]	European Bank for Reconstruction & Development	0.250%	7/10/23	18,700	18,688
	European Bank for Reconstruction & Development	1.625%	9/27/24	2,000	2,061
[3]	European Bank for Reconstruction & Development	1.500%	2/13/25	2,265	2,327
	European Bank for Reconstruction & Development	0.500%	5/19/25	20,900	20,730
[3]	European Bank for Reconstruction & Development	0.500%	11/25/25	22,100	21,803

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	European Bank for Reconstruction & Development	0.500%	1/28/26	26,175	25,703
	European Investment Bank	2.000%	12/15/22	867	886
	European Investment Bank	2.500%	3/15/23	63,300	65,367
	European Investment Bank	1.375%	5/15/23	34,190	34,810
[3]	European Investment Bank	2.875%	8/15/23	32,200	33,744
	European Investment Bank	0.250%	9/15/23	67,000	66,920
[3]	European Investment Bank	3.125%	12/14/23	12,000	12,722
	European Investment Bank	3.250%	1/29/24	59,480	63,375
	European Investment Bank	2.625%	3/15/24	52,370	55,148
	European Investment Bank	2.250%	6/24/24	28,195	29,520
	European Investment Bank	0.375%	7/24/24	41,800	41,626
	European Investment Bank	2.500%	10/15/24	9,922	10,494
	European Investment Bank	1.875%	2/10/25	15,100	15,708
	European Investment Bank	1.625%	3/14/25	47,900	49,428
	European Investment Bank	0.625%	7/25/25	52,600	52,341
	European Investment Bank	0.375%	12/15/25	57,200	56,087
	European Investment Bank	0.375%	3/26/26	65,800	64,168
	European Investment Bank	2.125%	4/13/26	23,000	24,197
	European Investment Bank	0.750%	10/26/26	28,000	27,617
	European Investment Bank	2.375%	5/24/27	8,000	8,545
	European Investment Bank	0.625%	10/21/27	4,000	3,867
	European Investment Bank	1.625%	10/9/29	3,060	3,108
	European Investment Bank	0.875%	5/17/30	3,000	2,851
	European Investment Bank	0.750%	9/23/30	17,010	15,933
	European Investment Bank	1.250%	2/14/31	23,015	22,429
	European Investment Bank	4.875%	2/15/36	14,460	19,888
[8]	Export Development Canada	2.500%	1/24/23	5,250	5,406
[8]	Export Development Canada	1.375%	2/24/23	35,000	35,559
[8]	Export Development Canada	2.750%	3/15/23	8,850	9,169
[8]	Export Development Canada	2.625%	2/21/24	5,000	5,256
	Export-Import Bank of Korea	3.000%	11/1/22	750	771
	Export-Import Bank of Korea	3.625%	11/27/23	10,000	10,676
	Export-Import Bank of Korea	4.000%	1/14/24	17,850	19,259
	Export-Import Bank of Korea	0.375%	2/9/24	10,000	9,965
	Export-Import Bank of Korea	2.875%	1/21/25	13,400	14,193
	Export-Import Bank of Korea	1.875%	2/12/25	1,000	1,027
	Export-Import Bank of Korea	3.250%	11/10/25	6,200	6,728
	Export-Import Bank of Korea	0.625%	2/9/26	5,000	4,886
	Export-Import Bank of Korea	2.625%	5/26/26	6,000	6,390
	Export-Import Bank of Korea	3.250%	8/12/26	425	466
	Export-Import Bank of Korea	2.375%	4/21/27	4,080	4,297
	Export-Import Bank of Korea	1.250%	9/21/30	19,450	18,508
	Export-Import Bank of Korea	1.375%	2/9/31	3,400	3,254
	Export-Import Bank of Korea	2.500%	6/29/41	9,825	9,742
[3]	Hydro-Quebec	8.050%	7/7/24	7,240	8,643
[3]	Hydro-Quebec	8.500%	12/1/29	3,940	5,834
	Inter-American Development Bank	2.500%	1/18/23	57,275	58,961
	Inter-American Development Bank	0.500%	5/24/23	28,600	28,717
	Inter-American Development Bank	3.000%	10/4/23	34,050	35,862
	Inter-American Development Bank	0.250%	11/15/23	52,375	52,265
	Inter-American Development Bank	2.625%	1/16/24	28,201	29,603
	Inter-American Development Bank	3.000%	2/21/24	13,000	13,788
	Inter-American Development Bank	0.500%	9/23/24	55,000	54,894
	Inter-American Development Bank	2.125%	1/15/25	21,000	21,997
[3]	Inter-American Development Bank	1.750%	3/14/25	25,500	26,417
	Inter-American Development Bank	0.875%	4/3/25	6,114	6,150
	Inter-American Development Bank	7.000%	6/15/25	6,750	8,248

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Inter-American Development Bank	0.625%	7/15/25	35,475	35,286
[3]	Inter-American Development Bank	0.875%	4/20/26	40,000	39,844
[3]	Inter-American Development Bank	2.000%	6/2/26	29,907	31,280
	Inter-American Development Bank	2.000%	7/23/26	7,715	8,069
	Inter-American Development Bank	2.375%	7/7/27	28,500	30,409
	Inter-American Development Bank	0.625%	9/16/27	33,700	32,584
	Inter-American Development Bank	1.125%	7/20/28	21,100	20,786
	Inter-American Development Bank	3.125%	9/18/28	25,000	27,937
	Inter-American Development Bank	2.250%	6/18/29	23,200	24,616
[3]	Inter-American Development Bank	1.125%	1/13/31	70,825	68,270
[3]	Inter-American Development Bank	3.875%	10/28/41	350	447
	Inter-American Development Bank	3.200%	8/7/42	6,901	7,965
	Inter-American Development Bank	4.375%	1/24/44	4,600	6,285
	International Bank for Reconstruction & Development	7.625%	1/19/23	19,955	21,865
	International Bank for Reconstruction & Development	1.750%	4/19/23	6,020	6,159
	International Bank for Reconstruction & Development	0.125%	4/20/23	45,500	45,423
[3]	International Bank for Reconstruction & Development	1.875%	6/19/23	64,975	66,764
	International Bank for Reconstruction & Development	3.000%	9/27/23	62,868	66,188
	International Bank for Reconstruction & Development	0.250%	11/24/23	60,000	59,871
	International Bank for Reconstruction & Development	2.500%	3/19/24	34,720	36,463
[3]	International Bank for Reconstruction & Development	1.500%	8/28/24	27,910	28,668
[3]	International Bank for Reconstruction & Development	2.500%	11/25/24	47,197	49,968
	International Bank for Reconstruction & Development	1.625%	1/15/25	17,960	18,533
	International Bank for Reconstruction & Development	0.750%	3/11/25	32,150	32,216
	International Bank for Reconstruction & Development	0.625%	4/22/25	83,940	83,688
	International Bank for Reconstruction & Development	0.375%	7/28/25	60,000	59,115
[3]	International Bank for Reconstruction & Development	2.500%	7/29/25	37,450	39,879
	International Bank for Reconstruction & Development	0.500%	10/28/25	52,000	51,331
[3]	International Bank for Reconstruction & Development	3.125%	11/20/25	19,620	21,466
	International Bank for Reconstruction & Development	8.875%	3/1/26	450	590
	International Bank for Reconstruction & Development	0.875%	7/15/26	26,500	26,355
[3]	International Bank for Reconstruction & Development	2.500%	11/22/27	15,000	16,141
	International Bank for Reconstruction & Development	0.750%	11/24/27	35,000	34,015
[3]	International Bank for Reconstruction & Development	1.375%	4/20/28	22,500	22,584
	International Bank for Reconstruction & Development	1.125%	9/13/28	24,575	24,188
[3]	International Bank for Reconstruction & Development	1.750%	10/23/29	12,680	12,970
	International Bank for Reconstruction & Development	0.875%	5/14/30	15,000	14,263

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Bank for Reconstruction & Development	0.750%	8/26/30	36,870	34,523
	International Bank for Reconstruction & Development	1.250%	2/10/31	79,765	77,756
[3]	International Bank for Reconstruction & Development	4.750%	2/15/35	2,500	3,326
[3]	International Finance Corp.	2.000%	10/24/22	21,204	21,614
	International Finance Corp.	0.500%	3/20/23	400	402
[3]	International Finance Corp.	2.875%	7/31/23	21,765	22,782
[3]	International Finance Corp.	1.375%	10/16/24	12,260	12,548
[3]	International Finance Corp.	0.375%	7/16/25	7,000	6,897
[3]	International Finance Corp.	2.125%	4/7/26	15,290	16,080
	International Finance Corp.	0.750%	8/27/30	8,965	8,397
[9]	Japan Bank for International Cooperation	2.500%	6/1/22	7,502	7,616
[3,9]	Japan Bank for International Cooperation	1.625%	10/17/22	5,900	5,983
[9]	Japan Bank for International Cooperation	2.375%	11/16/22	22,180	22,704
[9]	Japan Bank for International Cooperation	1.750%	1/23/23	20,000	20,380
[9]	Japan Bank for International Cooperation	0.625%	5/22/23	46,000	46,212
[9]	Japan Bank for International Cooperation	3.250%	7/20/23	18,223	19,157
[3,9]	Japan Bank for International Cooperation	3.375%	7/31/23	225	237
[9]	Japan Bank for International Cooperation	0.375%	9/15/23	27,000	26,979
[9]	Japan Bank for International Cooperation	3.375%	10/31/23	18,900	20,033
[3,9]	Japan Bank for International Cooperation	0.500%	4/15/24	10,000	9,978
[3,9]	Japan Bank for International Cooperation	2.500%	5/23/24	14,000	14,687
[3,9]	Japan Bank for International Cooperation	3.000%	5/29/24	16,250	17,264
[3,9]	Japan Bank for International Cooperation	1.750%	10/17/24	8,400	8,657
[3,9]	Japan Bank for International Cooperation	2.125%	2/10/25	14,500	15,129
[9]	Japan Bank for International Cooperation	0.625%	7/15/25	17,000	16,818
[3,9]	Japan Bank for International Cooperation	2.750%	1/21/26	2,286	2,446
[3,9]	Japan Bank for International Cooperation	2.375%	4/20/26	1,600	1,689
[3,9]	Japan Bank for International Cooperation	2.250%	11/4/26	18,000	18,898
[9]	Japan Bank for International Cooperation	2.875%	6/1/27	19,000	20,575
[9]	Japan Bank for International Cooperation	2.875%	7/21/27	12,775	13,851
[9]	Japan Bank for International Cooperation	2.750%	11/16/27	21,850	23,587
[9]	Japan Bank for International Cooperation	3.250%	7/20/28	12,150	13,542
[9]	Japan Bank for International Cooperation	3.500%	10/31/28	16,150	18,307
[9]	Japan Bank for International Cooperation	2.000%	10/17/29	7,000	7,214

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Japan Bank for International Cooperation	1.250%	1/21/31	11,150	10,737
[9]	Japan Bank for International Cooperation	1.875%	4/15/31	19,500	19,787
[9]	Japan International Cooperation Agency	2.750%	4/27/27	8,400	9,037
[9]	Japan International Cooperation Agency	3.375%	6/12/28	4,500	5,035
[9]	Japan International Cooperation Agency	1.000%	7/22/30	4,000	3,781
[9]	Japan International Cooperation Agency	1.750%	4/28/31	3,700	3,711
[10]	KFW	2.000%	10/4/22	24,875	25,336
[10]	KFW	2.375%	12/29/22	54,000	55,465
[10]	KFW	2.125%	1/17/23	63,700	65,270
[10]	KFW	1.625%	2/15/23	42,370	43,189
[10]	KFW	0.250%	4/25/23	35,000	35,005
[10]	KFW	0.250%	10/19/23	55,000	54,905
[10]	KFW	2.625%	2/28/24	47,800	50,282
[10]	KFW	0.250%	3/8/24	65,000	64,703
[10]	KFW	1.375%	8/5/24	21,200	21,697
[10]	KFW	0.500%	9/20/24	42,400	42,320
[10]	KFW	2.500%	11/20/24	49,500	52,380
[10]	KFW	2.000%	5/2/25	16,640	17,391
[10]	KFW	0.375%	7/18/25	78,450	77,309
[10]	KFW	0.625%	1/22/26	65,400	64,596
[10]	KFW	2.875%	4/3/28	18,635	20,484
[10]	KFW	1.750%	9/14/29	7,225	7,403
[10]	KFW	0.750%	9/30/30	34,750	32,578
[10]	KFW	0.000%	4/18/36	13,280	10,079
[10]	KFW	0.000%	6/29/37	27,892	20,740
	Korea Development Bank	3.375%	3/12/23	24,200	25,214
	Korea Development Bank	2.750%	3/19/23	3,100	3,203
	Korea Development Bank	3.750%	1/22/24	14,400	15,462
	Korea Development Bank	3.250%	2/19/24	1,000	1,064
	Korea Development Bank	2.125%	10/1/24	4,300	4,496
	Korea Development Bank	3.000%	1/13/26	1,100	1,184
	Korea Development Bank	1.625%	1/19/31	9,500	9,328
[10]	Landwirtschaftliche Rentenbank	3.125%	11/14/23	5,000	5,289
[10]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	16,300	16,998
[3,10]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	6,175	6,119
[10]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	14,575	15,423
[10]	Landwirtschaftliche Rentenbank	0.875%	3/30/26	26,400	26,299
[3,10]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	11,696	12,101
[3,10]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	23,105	24,842
[10]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	21,700	20,498
	Nordic Investment Bank	1.375%	10/17/22	6,100	6,177
	Nordic Investment Bank	0.375%	5/19/23	17,000	17,030
	Nordic Investment Bank	2.875%	7/19/23	8,750	9,151
	Nordic Investment Bank	2.250%	5/21/24	6,300	6,586
	Nordic Investment Bank	0.375%	9/20/24	5,500	5,468
	Nordic Investment Bank	0.375%	9/11/25	22,100	21,722
[3]	Nordic Investment Bank	0.500%	1/21/26	15,650	15,373
	North American Development Bank	2.400%	10/26/22	909	927
[3,11]	Oesterreichische Kontrollbank AG	2.875%	3/13/23	6,000	6,225
[11]	Oesterreichische Kontrollbank AG	3.125%	11/7/23	5,000	5,286
[11]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	13,175	13,523
[11]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	21,150	20,769
[3,11]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	29,400	28,835
[3]	Oriental Republic of Uruguay	4.500%	8/14/24	10,193	10,935
[3]	Oriental Republic of Uruguay	4.375%	10/27/27	9,195	10,595
[3]	Oriental Republic of Uruguay	4.375%	1/23/31	26,597	30,755

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oriental Republic of Uruguay	7.875%	1/15/33	200	295
[3]	Oriental Republic of Uruguay	7.625%	3/21/36	5,233	7,838
[3]	Oriental Republic of Uruguay	4.125%	11/20/45	7,029	8,227
[3]	Oriental Republic of Uruguay	5.100%	6/18/50	38,310	48,808
[3]	Oriental Republic of Uruguay	4.975%	4/20/55	33,391	41,872
[3,12]	Petroleos Mexicanos	2.290%	2/15/24	375	377
[12]	Petroleos Mexicanos	2.378%	4/15/25	760	776
	Province of Alberta	3.350%	11/1/23	17,910	18,997
	Province of Alberta	2.950%	1/23/24	12,350	13,045
	Province of Alberta	1.875%	11/13/24	15,000	15,549
	Province of Alberta	1.000%	5/20/25	12,395	12,473
	Province of Alberta	3.300%	3/15/28	14,000	15,569
	Province of Alberta	1.300%	7/22/30	25,282	24,236
	Province of British Columbia	2.000%	10/23/22	17,150	17,479
[3]	Province of British Columbia	6.500%	1/15/26	622	757
	Province of British Columbia	2.250%	6/2/26	6,647	7,020
	Province of British Columbia	0.900%	7/20/26	15,000	14,904
	Province of British Columbia	1.300%	1/29/31	8,300	8,039
	Province of British Columbia	7.250%	9/1/36	2,681	4,264
[3]	Province of Manitoba	2.600%	4/16/24	9,700	10,190
	Province of Manitoba	3.050%	5/14/24	4,800	5,101
	Province of Manitoba	2.125%	6/22/26	9,782	10,227
	Province of New Brunswick	2.500%	12/12/22	4,005	4,099
	Province of New Brunswick	3.625%	2/24/28	5,300	6,009
	Province of Ontario	2.200%	10/3/22	16,725	17,058
	Province of Ontario	1.750%	1/24/23	16,335	16,657
	Province of Ontario	3.400%	10/17/23	35,765	37,951
	Province of Ontario	3.050%	1/29/24	20,050	21,233
	Province of Ontario	3.200%	5/16/24	10,000	10,682
	Province of Ontario	1.050%	4/14/26	9,950	9,951
	Province of Ontario	2.500%	4/27/26	8,000	8,516
	Province of Ontario	2.300%	6/15/26	20,000	21,116
	Province of Ontario	2.000%	10/2/29	17,000	17,490
	Province of Ontario	1.125%	10/7/30	14,200	13,472
	Province of Ontario	1.600%	2/25/31	59,500	58,627
	Province of Quebec	2.625%	2/13/23	34,919	36,036
[3]	Province of Quebec	7.125%	2/9/24	8,950	10,296
[3]	Province of Quebec	2.875%	10/16/24	10,000	10,673
[3]	Province of Quebec	1.500%	2/11/25	16,354	16,767
	Province of Quebec	0.600%	7/23/25	22,600	22,411
	Province of Quebec	2.500%	4/20/26	500	533
	Province of Quebec	2.750%	4/12/27	43,050	46,510
[3]	Province of Quebec	7.500%	9/15/29	11,407	16,261
	Province of Quebec	1.350%	5/28/30	14,200	13,835
	Province of Quebec	1.900%	4/21/31	88,000	89,228
	Republic of Chile	2.250%	10/30/22	1,000	1,019
	Republic of Chile	3.125%	3/27/25	7,330	7,814
	Republic of Chile	3.125%	1/21/26	8,894	9,507
[3]	Republic of Chile	3.240%	2/6/28	16,810	17,907
[3]	Republic of Chile	2.450%	1/31/31	18,100	17,951
[3]	Republic of Chile	2.550%	1/27/32	12,000	11,914
[3]	Republic of Chile	2.550%	7/27/33	26,100	25,493
[3]	Republic of Chile	3.100%	5/7/41	25,500	24,664
	Republic of Chile	3.625%	10/30/42	1,250	1,305
	Republic of Chile	3.860%	6/21/47	12,200	13,118
[3]	Republic of Chile	3.500%	1/25/50	26,000	26,051
[3]	Republic of Chile	3.100%	1/22/61	20,600	18,655
[3]	Republic of Chile	3.250%	9/21/71	7,000	6,356

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Finland	6.950%	2/15/26	1,000	1,233
	Republic of Hungary	5.375%	2/21/23	27,100	28,898
	Republic of Hungary	5.750%	11/22/23	175	194
	Republic of Hungary	5.375%	3/25/24	10,000	11,105
	Republic of Hungary	7.625%	3/29/41	13,165	21,961
	Republic of Indonesia	2.950%	1/11/23	4,975	5,123
	Republic of Indonesia	4.450%	2/11/24	6,900	7,496
	Republic of Indonesia	3.500%	1/11/28	19,400	21,077
	Republic of Indonesia	4.100%	4/24/28	7,850	8,829
	Republic of Indonesia	4.750%	2/11/29	16,150	18,848
	Republic of Indonesia	3.400%	9/18/29	3,650	3,932
	Republic of Indonesia	2.850%	2/14/30	6,800	7,041
	Republic of Indonesia	3.850%	10/15/30	17,800	19,902
	Republic of Indonesia	1.850%	3/12/31	15,800	15,163
	Republic of Indonesia	2.150%	7/28/31	7,800	7,635
[3,7]	Republic of Indonesia	4.750%	7/18/47	4,400	5,169
	Republic of Indonesia	4.350%	1/11/48	19,695	21,933
	Republic of Indonesia	5.350%	2/11/49	16,550	21,318
	Republic of Indonesia	3.700%	10/30/49	11,725	11,899
	Republic of Indonesia	3.500%	2/14/50	3,000	2,999
	Republic of Indonesia	4.200%	10/15/50	15,700	17,393
	Republic of Indonesia	3.050%	3/12/51	14,000	13,247
[3]	Republic of Indonesia	3.200%	9/23/61	6,800	6,349
	Republic of Indonesia	4.450%	4/15/70	11,035	12,588
	Republic of Indonesia	3.350%	3/12/71	7,300	6,739
	Republic of Italy	6.875%	9/27/23	24,693	27,662
	Republic of Italy	0.875%	5/6/24	19,500	19,464
	Republic of Italy	2.375%	10/17/24	24,000	24,905
	Republic of Italy	1.250%	2/17/26	32,100	31,633
	Republic of Italy	2.875%	10/17/29	20,600	21,366
	Republic of Italy	5.375%	6/15/33	21,495	27,008
	Republic of Italy	4.000%	10/17/49	21,600	23,908
	Republic of Italy	3.875%	5/6/51	35,000	37,891
	Republic of Korea	3.875%	9/11/23	1,200	1,280
	Republic of Korea	5.625%	11/3/25	1,511	1,783
	Republic of Korea	2.750%	1/19/27	33,400	35,816
	Republic of Korea	1.000%	9/16/30	7,500	7,085
	Republic of Korea	4.125%	6/10/44	8,711	11,135
	Republic of Korea	3.875%	9/20/48	5,693	7,202
[3]	Republic of Panama	4.000%	9/22/24	12,867	13,847
[3]	Republic of Panama	3.750%	3/16/25	12,636	13,581
	Republic of Panama	7.125%	1/29/26	10,702	13,099
	Republic of Panama	8.875%	9/30/27	7,896	10,780
[3]	Republic of Panama	3.875%	3/17/28	10,390	11,288
	Republic of Panama	9.375%	4/1/29	8,380	12,208
[3]	Republic of Panama	3.160%	1/23/30	6,500	6,701
[3]	Republic of Panama	2.252%	9/29/32	24,500	23,063
[3]	Republic of Panama	6.700%	1/26/36	21,063	28,038
[3]	Republic of Panama	4.500%	5/15/47	6,643	7,276
[3]	Republic of Panama	4.500%	4/16/50	31,218	33,988
[3]	Republic of Panama	4.300%	4/29/53	16,050	17,020
[3]	Republic of Panama	4.500%	4/1/56	29,556	32,087
[3]	Republic of Panama	3.870%	7/23/60	38,175	37,326
	Republic of Peru	7.350%	7/21/25	900	1,089
[3]	Republic of Peru	2.392%	1/23/26	3,500	3,577
	Republic of Peru	4.125%	8/25/27	4,800	5,311
	Republic of Peru	2.844%	6/20/30	7,925	7,996
[3]	Republic of Peru	2.783%	1/23/31	48,050	47,714

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Republic of Peru	1.862%	12/1/32	14,900	13,597
	Republic of Peru	8.750%	11/21/33	27,093	41,802
[3]	Republic of Peru	6.550%	3/14/37	10,180	13,748
[3]	Republic of Peru	3.300%	3/11/41	14,300	13,904
	Republic of Peru	5.625%	11/18/50	24,033	32,674
[3]	Republic of Peru	3.550%	3/10/51	6,100	6,073
[3]	Republic of Peru	2.780%	12/1/60	16,250	13,740
[3]	Republic of Peru	3.230%	7/28/21	19,425	16,153
	Republic of Poland	5.000%	3/23/22	2,472	2,526
	Republic of Poland	3.000%	3/17/23	24,675	25,611
	Republic of Poland	4.000%	1/22/24	17,000	18,340
	Republic of Poland	3.250%	4/6/26	14,350	15,740
	Republic of the Philippines	4.200%	1/21/24	8,400	9,029
	Republic of the Philippines	9.500%	10/21/24	2,170	2,727
	Republic of the Philippines	10.625%	3/16/25	8,525	11,239
	Republic of the Philippines	5.500%	3/30/26	9,350	11,001
	Republic of the Philippines	3.000%	2/1/28	46,550	49,867
	Republic of the Philippines	3.750%	1/14/29	14,000	15,651
	Republic of the Philippines	9.500%	2/2/30	12,800	19,863
	Republic of the Philippines	2.457%	5/5/30	11,800	12,067
	Republic of the Philippines	7.750%	1/14/31	13,750	19,856
	Republic of the Philippines	1.648%	6/10/31	4,684	4,470
	Republic of the Philippines	1.950%	1/6/32	9,075	8,792
	Republic of the Philippines	6.375%	1/15/32	11,504	15,533
	Republic of the Philippines	6.375%	10/23/34	30,540	42,283
	Republic of the Philippines	5.000%	1/13/37	9,150	11,305
	Republic of the Philippines	3.950%	1/20/40	25,690	28,042
	Republic of the Philippines	3.700%	3/1/41	17,108	18,150
	Republic of the Philippines	3.700%	2/2/42	21,838	23,178
	Republic of the Philippines	2.950%	5/5/45	21,130	20,138
	Republic of the Philippines	2.650%	12/10/45	17,528	16,021
	Republic of the Philippines	3.200%	7/6/46	21,900	21,552
[3,7]	Sinopec Group Overseas Development 2012 Ltd.	4.875%	5/17/42	450	559
	State of Israel	3.150%	6/30/23	2,400	2,511
	State of Israel	2.875%	3/16/26	26,713	28,625
	State of Israel	3.250%	1/17/28	6,795	7,457
	State of Israel	2.500%	1/15/30	2,125	2,220
	State of Israel	2.750%	7/3/30	20,127	21,408
	State of Israel	4.500%	1/30/43	10,330	12,927
	State of Israel	4.125%	1/17/48	9,725	11,723
	State of Israel	3.375%	1/15/50	31,525	33,481
	State of Israel	3.875%	7/3/50	19,450	22,177
	State of Israel	4.500%	4/3/20	11,950	15,024
	Svensk Exportkredit AB	1.625%	11/14/22	8,800	8,938
[3]	Svensk Exportkredit AB	2.875%	3/14/23	8,395	8,709
[3]	Svensk Exportkredit AB	0.250%	9/29/23	15,000	14,961
[3]	Svensk Exportkredit AB	0.375%	3/11/24	13,200	13,157
[3]	Svensk Exportkredit AB	0.375%	7/30/24	5,200	5,167
[5]	Svensk Exportkredit AB	0.625%	10/7/24	38,000	37,979
[3]	Svensk Exportkredit AB	0.625%	5/14/25	14,300	14,211
	Svensk Exportkredit AB	0.500%	8/26/25	20,750	20,480
	United Mexican States	4.000%	10/2/23	1,093	1,169
	United Mexican States	3.600%	1/30/25	21,771	23,703
[3]	United Mexican States	3.900%	4/27/25	10,750	11,831
	United Mexican States	4.125%	1/21/26	25,790	28,868
	United Mexican States	4.150%	3/28/27	35,155	39,662
	United Mexican States	3.750%	1/11/28	27,600	30,089

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United Mexican States	4.500%	4/22/29	25,900	29,152
[3]	United Mexican States	3.250%	4/16/30	45,600	46,814
[3]	United Mexican States	2.659%	5/24/31	26,500	25,555
[3]	United Mexican States	8.300%	8/15/31	4,390	6,405
[3]	United Mexican States	4.750%	4/27/32	40,900	46,092
[3]	United Mexican States	7.500%	4/8/33	4,200	5,865
[3]	United Mexican States	6.750%	9/27/34	7,810	10,290
	United Mexican States	6.050%	1/11/40	29,032	35,626
[3]	United Mexican States	4.280%	8/14/41	34,040	34,753
[3]	United Mexican States	4.750%	3/8/44	52,483	56,062
	United Mexican States	5.550%	1/21/45	12,625	14,778
	United Mexican States	4.600%	1/23/46	23,191	24,082
	United Mexican States	4.350%	1/15/47	26,459	26,605
	United Mexican States	4.600%	2/10/48	30,696	31,752
[3]	United Mexican States	4.500%	1/31/50	26,600	27,253
[3]	United Mexican States	5.000%	4/27/51	25,500	28,027
[3]	United Mexican States	3.771%	5/24/61	38,850	34,498
[3]	United Mexican States	5.750%	10/12/10	34,107	38,858
Total Sovereign Bonds (Cost $8,786,489)					9,031,839
Taxable Municipal Bonds (0.7%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	1,510	1,600
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	2,105	3,430
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	3,625	5,913
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.053%	2/15/43	400	583
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	5.939%	2/15/47	6,245	9,299
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.270%	2/15/50	2,635	3,726
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.499%	2/15/50	750	1,220
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	10,275	19,078
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	2.574%	4/1/31	4,385	4,603
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	3,315	5,006
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	15,498	25,016
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	5,025	8,840
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	6,940	12,277
	California GO	5.700%	11/1/21	14,805	14,867
	California GO	3.375%	4/1/25	8,500	9,282
	California GO	2.650%	4/1/26	5,000	5,376

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	1.700%	2/1/28	4,125	4,153
	California GO	3.500%	4/1/28	5,500	6,138
	California GO	2.500%	10/1/29	7,630	8,015
	California GO	1.750%	11/1/30	9,464	9,326
	California GO	4.500%	4/1/33	8,800	10,243
	California GO	7.500%	4/1/34	26,580	40,925
	California GO	4.600%	4/1/38	11,425	13,242
	California GO	7.550%	4/1/39	30,295	51,049
	California GO	7.300%	10/1/39	18,115	28,631
	California GO	7.350%	11/1/39	9,050	14,391
	California GO	7.625%	3/1/40	10,015	16,657
	California GO	7.600%	11/1/40	20,835	35,920
	California State University Systemwide Revenue	3.899%	11/1/47	4,275	4,985
	California State University Systemwide Revenue	2.897%	11/1/51	1,550	1,524
	California State University Systemwide Revenue	2.975%	11/1/51	6,395	6,538
	California State University Systemwide Revenue	2.719%	11/1/52	3,975	3,871
	California State University Systemwide Revenue	2.939%	11/1/52	5,620	5,497
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	660	913
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	5,300	5,554
	Chicago IL GO	7.045%	1/1/29	4,255	4,906
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	5,135	7,172
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	8,525	12,815
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	6,655	8,606
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	6,835	9,664
	City of Riverside CA Pension Obligation Bonds	3.857%	6/1/45	3,820	4,132
	Clark County NV Airport System Revenue	6.820%	7/1/45	3,375	5,235
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	5,100	5,795
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	7,450	8,556
	Commonwealth Financing Authority Pennsylvania Revenue	2.991%	6/1/42	2,720	2,785
	Connecticut GO	5.090%	10/1/30	800	937
	Connecticut GO	5.850%	3/15/32	9,890	13,039
	Cook County IL GO	6.229%	11/15/34	2,695	3,653
	Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	1,170
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	2,945	4,334
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	3,485	4,785
	Dallas TX Convention Center Hotel Development Corp Hotel Revenue	7.088%	1/1/42	3,150	4,424
[13]	Dallas TX Independent School District GO	6.450%	2/15/35	1,500	1,572
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	12,860	13,473

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	3,575	3,741
	District of Columbia Income Tax Revenue (Federally Taxable-Build America Bonds)	5.591%	12/1/34	11,090	14,238
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	3,750	5,346
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	7,015	10,142
	Florida State Board of Administration Finance Corp. Revenue	1.258%	7/1/25	14,675	14,833
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	9,775	9,932
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	13,700	13,849
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	3,524	3,716
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	9,450	14,189
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	6,505	9,925
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	5,270	7,755
	Georgia Water & Wastewater Revenue	2.257%	11/1/35	6,700	6,706
[5]	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	2,825	2,861
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	4,500	4,571
[5]	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	3,700	3,746
[5]	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	5,300	5,396
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	190	256
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	25,720	26,581
	Great Lakes Michigan Water Authority Sewage Disposal System Revenue	3.056%	7/1/39	3,030	3,209
	Houston TX GO	6.290%	3/1/32	10,820	13,672
	Houston TX GO	3.961%	3/1/47	1,270	1,490
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No.2)	2.861%	9/1/46	1,900	1,900
	Illinois GO	4.950%	6/1/23	1,082	1,142
	Illinois GO	5.100%	6/1/33	68,605	79,962
	Illinois GO	6.630%	2/1/35	1,675	2,077
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	4,220	5,837
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	5,090	5,705
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	5,930	7,249
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	3,165	3,277
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	3,250	4,005
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	395	522
[14]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	3,800	3,726

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[15]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.501%	5/1/34	2,025	2,603
	Los Angeles CA Community College District GO	1.606%	8/1/28	6,400	6,439
	Los Angeles CA Community College District GO	1.806%	8/1/30	3,100	3,077
	Los Angeles CA Community College District GO	2.106%	8/1/32	9,600	9,655
	Los Angeles CA Community College District GO	6.750%	8/1/49	5,125	8,657
	Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	1,650	2,318
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	8,500	13,733
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	1,265	2,145
	Los Angeles CA Unified School District GO	5.755%	7/1/29	3,530	4,351
	Los Angeles CA Unified School District GO	5.750%	7/1/34	17,655	23,362
	Los Angeles CA Unified School District GO	6.758%	7/1/34	7,825	11,058
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	6,680	8,833
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	895	1,468
	Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	2,625	2,708
	Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	2,875	2,959
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	840	1,161
	Massachusetts GO	4.200%	12/1/21	4,475	4,503
	Massachusetts GO	4.500%	8/1/31	350	422
	Massachusetts GO	2.663%	9/1/39	3,949	4,059
	Massachusetts GO	5.456%	12/1/39	5,250	7,235
	Massachusetts GO	2.514%	7/1/41	7,225	7,235
	Massachusetts GO	2.813%	9/1/43	7,000	7,277
	Massachusetts GO	2.900%	9/1/49	5,495	5,789
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	2,240	2,223
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	3,180	4,383
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	6,370	6,697
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	8,820	9,001
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	3,750	5,111
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	1,540	2,240
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	4,625	8,055
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	6,155	6,774
	Miami-Dade County FL Water & Sewer Revenue	3.490%	10/1/42	865	929

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	13,050	14,078
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	6,105	6,650
	Michigan State Building Authority Revenue Refunding taxable BDS 2020 II	2.705%	10/15/40	4,450	4,364
	Michigan State University Revenue	4.496%	8/15/48	2,025	2,331
	Michigan Strategic Fund Limited Obligation Revenue	3.225%	9/1/47	3,300	3,351
	Mississippi GO	5.245%	11/1/34	3,220	4,117
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	5,730	6,291
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	3,500	4,166
[16]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	10,800	13,837
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	7,680	9,161
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.081%	6/15/39	4,145	4,705
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	4,285	6,365
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.131%	6/15/42	5,905	6,716
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	17,067	27,862
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	18,451	29,326
	New York City NY GO	5.517%	10/1/37	3,525	4,778
	New York City NY GO	6.271%	12/1/37	5,425	7,865
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	5,625	8,338
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	795	1,184
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	1,000	1,519
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	350	534
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	5,935	8,637
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	13,105	20,097
	New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	3,825	4,861
	New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	3,800	5,076
	New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	3,080	4,055

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	5.871%	11/15/39	975	1,292
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	9,215	13,215
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	585	854
	New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	12,575	17,163
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	1,135	1,841
	New York State Dormitory Authority Revenue	3.142%	7/1/43	7,035	7,174
	New York State Dormitory Authority Revenue (Personal Income Tax)	2.202%	3/15/34	9,000	8,951
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	3,240	3,483
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	2,705	3,480
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	3,170	4,257
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	2,100	2,238
	New York State Thruway Authority General Revenue	2.900%	1/1/35	5,245	5,528
	New York State Thruway Authority General Revenue	3.500%	1/1/42	1,500	1,586
	New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	3,040	3,386
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	2,375	2,959
	North Texas Tollway Authority System Revenue	3.011%	1/1/43	2,225	2,246
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	7,825	12,982
	Ohio State University General Receipts Revenue	4.910%	6/1/40	2,745	3,631
	Ohio State University General Receipts Revenue	3.798%	12/1/46	4,500	5,377
	Ohio State University General Receipts Revenue	4.800%	6/1/11	5,481	7,817
	Ohio Turnpike Commission Revenue	3.216%	2/15/48	3,075	3,158
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879%	12/1/34	1,100	1,307
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	2,900	3,972
	Oregon GO	5.762%	6/1/23	283	302
	Oregon GO	5.892%	6/1/27	8,130	9,732
[14]	Oregon GO	3.424%	3/1/60	5,270	5,423
[15]	Oregon School Boards Association GO	5.528%	6/30/28	375	439
	Pennsylvania State University	2.790%	9/1/43	5,175	5,245
	Pennsylvania State University	2.840%	9/1/50	5,190	5,213
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	3,720	5,190
	Philadelphia PA Water & Wastewater Revenue	2.926%	7/1/45	3,050	3,060

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	2,060	2,692
Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	14,510	20,351
Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	4,900	6,872
Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	5,025	6,829
Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	3,370	3,717
Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	1,800	2,185
Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	2,555	3,567
Port Authority of New York & New Jersey Revenue	4.229%	10/15/57	1,000	1,280
Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	3,900	3,928
Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	23,055	31,043
Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	7,385	10,344
Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	4,300	4,674
Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.987%	9/1/36	105	114
Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.543%	9/1/40	3,275	3,223
Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	2,050	3,240
Riverside County CA Pension Obligation Bonds	3.818%	2/15/38	700	782
Rutgers State University New Jersey Revenue	5.665%	5/1/40	2,900	3,893
Rutgers State University New Jersey Revenue	3.270%	5/1/43	1,050	1,105
Rutgers State University New Jersey Revenue	3.915%	5/1/19	4,395	4,952
Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	8,400	9,150
Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	3,000	3,354
Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	3,235	4,214
San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	1,650	2,364
San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	7,000	10,100
San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	1,410	1,738
San Antonio TX Electric & Gas Systems Revenue	2.905%	2/1/48	2,725	2,730
San Diego County CA Regional Transportation Commission Sales Tax Revenue	3.248%	4/1/48	1,225	1,274
San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	1,760	2,664

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	6,180	9,251
	San Francisco CA City & County Public Utilities Commission Water Revenue	2.825%	11/1/41	5,020	5,068
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	5,795	9,634
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	3,600	3,926
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	3,390	4,201
	South Carolina Public Service Authority Revenue	2.388%	12/1/23	2,760	2,867
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	7,000	11,142
	State Public School Building Authority PA Revenue	5.000%	9/15/27	1,947	2,296
	Texas GO	5.517%	4/1/39	11,570	16,636
	Texas GO	3.211%	4/1/44	4,370	4,579
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	10,325	11,543
	Texas Transportation Commission GO	2.562%	4/1/42	7,770	7,856
	Texas Transportation Commission GO	2.472%	10/1/44	8,150	7,955
	Texas Transportation Commission Revenue	5.178%	4/1/30	12,620	15,392
	Texas Transportation Commission Revenue	4.681%	4/1/40	1,645	2,141
	Texas Transportation Commission State Highway Revenue	4.000%	10/1/33	3,840	4,587
[15]	Tucson City AZ COP	2.856%	7/1/47	3,330	3,285
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	19,050	29,415
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	1,180	1,800
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	1,505	1,539
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	4,310	4,631
	University of California Regents Medical Center Pooled Revenue	3.706%	5/15/20	275	294
	University of California Revenue	0.883%	5/15/25	2,600	2,623
	University of California Revenue	3.063%	7/1/25	14,321	15,407
	University of California Revenue	1.316%	5/15/27	7,550	7,552
	University of California Revenue	1.614%	5/15/30	5,830	5,648
	University of California Revenue	4.601%	5/15/31	8,330	9,755
	University of California Revenue	5.946%	5/15/45	5,510	7,759
	University of California Revenue	3.071%	5/15/51	5,900	5,979
	University of California Revenue	4.858%	5/15/12	12,189	17,121
	University of California Revenue	4.767%	5/15/15	4,925	6,746
	University of Michigan	2.437%	4/1/40	9,978	9,974
	University of Michigan	2.562%	4/1/50	2,550	2,496
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	3,660	3,856
	University of North Carolina University System Revenue	3.327%	12/1/36	90	101
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education	3.555%	9/15/19	11,465	12,420
	University of Texas Financing System Revenue	4.794%	8/15/46	2,200	2,933

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Texas Financing System Revenue	3.354%	8/15/47	2,575	2,954
	University of Texas Financing System Revenue	2.439%	8/15/49	2,375	2,290
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	6,800	7,675
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	4,725	4,852
	University of Virginia Revenue	2.256%	9/1/50	11,890	10,935
	University of Virginia Revenue	4.179%	9/1/17	3,565	4,684
	University of Virginia Revenue	3.227%	9/1/19	2,300	2,311
	Utah GO	4.554%	7/1/24	4,470	4,768
	Utah GO	3.539%	7/1/25	5,420	5,731
	Washington GO	5.140%	8/1/40	3,720	5,137
[15]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	2,305	2,644
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	3,050	3,341
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	9,400	10,531
Total Taxable Municipal Bonds (Cost $1,649,596)					1,846,162

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (2.3%)
Money Market Fund (2.3%)
[17]	Vanguard Market Liquidity Fund (Cost $5,693,346)	0.068%	56,955,477	5,695,548
Total Investments (101.8%) (Cost $249,150,931)				256,460,988
Other Assets and Liabilities—Net (-1.8%)				(4,606,537)
Net Assets (100%)				251,854,451
Cost is in $000.
1	Securities with a value of $24,190,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	U.S. government-guaranteed.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2021.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the aggregate value was $1,075,370,000, representing 0.4% of net assets.
8	Guaranteed by the Government of Canada.
9	Guaranteed by the Government of Japan.
10	Guaranteed by the Federal Republic of Germany.
11	Guaranteed by the Republic of Austria.
12	Guaranteed by the Government of Mexico.
13	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
14	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
15	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12M—12-month.
1YR—1-year.
6M—6-month.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of September 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	161,629,921	—	161,629,921
Asset-Backed/Commercial Mortgage-Backed Securities	—	6,342,195	—	6,342,195
Corporate Bonds	—	71,915,323	—	71,915,323
Sovereign Bonds	—	9,031,839	—	9,031,839
Taxable Municipal Bonds	—	1,846,162	—	1,846,162
Temporary Cash Investments	5,695,548	—	—	5,695,548
Total	5,695,548	250,765,440	—	256,460,988